UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-CSRS
________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds
 (Exact name of registrant as specified in charter)
________

605 Third Avenue, 43rd floor
New York, NY 10158
 (Address of principal executive offices) (Zip code)

Luis Berruga
Global X Management Company LLC
605 Third Avenue, 43rd floor
New York, NY 10158
 (Name and address of agent for service)

With a copy to:

Global X Management Company LLC 605 Third Avenue, 43rd floor New York, NY 10158	Eric S. Purple, Esq. Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, DC 20006-1871

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2022

Date of reporting period: April 30, 2022

Item 1.    Reports to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.
Global X Social Media ETF (ticker: SOCL)
Global X Lithium & Battery Tech ETF (ticker: LIT)
Global X Disruptive Materials ETF (ticker: DMAT)
Global X E-commerce ETF (ticker: EBIZ)
Global X Emerging Markets Internet & E-commerce ETF (ticker: EWEB)
Global X SuperDividend® ETF (ticker: SDIV)
Global X SuperDividend® U.S. ETF (ticker: DIV)
Global X MSCI SuperDividend® EAFE ETF (ticker: EFAS)
Global X MSCI SuperDividend® Emerging Markets ETF (ticker: SDEM)
Global X SuperDividend® REIT ETF (ticker: SRET)
Global X NASDAQ 100® Covered Call ETF (ticker: QYLD)
Global X S&P 500® Covered Call ETF (ticker: XYLD)
Global X Russell 2000 Covered Call ETF (ticker: RYLD)
Global X Dow 30® Covered Call ETF (ticker: DJIA)
Global X Nasdaq 100® Covered Call & Growth ETF (ticker: QYLG)
Global X S&P 500® Covered Call & Growth ETF (ticker: XYLG)
Global X SuperIncome™ Preferred ETF (ticker: SPFF)
Global X Renewable Energy Producers ETF (ticker: RNRG)
Global X S&P 500® Catholic Values ETF (ticker: CATH)
Global X S&P Catholic Values Developed ex-U.S. ETF (ticker: CEFA)
Global X Guru® Index ETF (ticker: GURU)
Global X S&P 500® Tail Risk ETF (ticker: XTR)
Global X S&P 500® Risk Managed Income ETF (ticker: XRMI)
Global X S&P 500® Collar 95-110 ETF (ticker: XCLR)
Global X NASDAQ 100® Tail Risk ETF (ticker: QTR)
Global X NASDAQ 100® Risk Managed Income ETF (ticker: QRMI)
Global X NASDAQ 100® Collar 95-110 ETF (ticker: QCLR)

Semi-Annual Report
April 30, 2022

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ (defined below) shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, shareholder reports will be available on the Funds’ website (www. globalxetfs.com/explore), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary.
You may elect to receive all future Fund shareholder reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Table of Contents

Schedules of Investments
Global X Social Media ETF	1
Global X Lithium & Battery Tech ETF	6
Global X Disruptive Materials ETF	11
Global X E-commerce ETF	16
Global X Emerging Markets Internet & E-commerce ETF	21
Global X SuperDividend® ETF	24
Global X SuperDividend® U.S. ETF	34
Global X MSCI SuperDividend® EAFE ETF	39
Global X MSCI SuperDividend® Emerging Markets ETF	45
Global X SuperDividend® REIT ETF	51
Global X NASDAQ 100® Covered Call ETF	54
Global X S&P 500® Covered Call ETF	60
Global X Russell 2000 Covered Call ETF	79
Global X Dow 30® Covered Call ETF	148
Global X Nasdaq 100® Covered Call & Growth ETF	152
Global X Global X S&P 500® Covered Call & Growth ETF	158
Global X SuperIncome™ Preferred ETF	177
Global X Renewable Energy Producers ETF	182
Global X S&P 500® Catholic Values ETF	188
Global X Guru® Index ETF	231
Global X S&P 500® Tail Risk ETF	237
Global X S&P 500® Risk Managed Income ETF	256
Global X S&P 500® Collar 95-110 ETF	275
Global X Nasdaq 100® Tail Risk ETF	294
Global X Nasdaq 100® Risk Managed Income ETF	300
Global X Nasdaq 100® Collar 95-110 ETF	307
Statements of Assets and Liabilities	314
Statements of Operations	321
Statements of Changes in Net Assets	328
Financial Highlights	343
Notes To Financial Statements	361
Disclosure of Fund Expenses	390
Approval of Investment Advisory Agreegment	394
Supplemental Information	403

Shares are bought and sold at market price (not NAV) and are not individually redeemed from a Fund. Shares may only be redeemed directly from a Fund by Authorized Participants, in very large creation/redemption units. Brokerage commissions will reduce returns.
The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “SEC” or “Commission”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT are available on the Commission’s website at https://www.sec.gov/, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
A description of the policies and procedures that the Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-888-493-8631; and (ii) on the Commission’s website at https://www.sec.gov/.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — 99.4%
CHINA — 27.1%
Communication Services — 27.1%
Baidu ADR *	83,215	$10,332,807
Bilibili ADR * (A)	191,039	4,649,889
Hello Group ADR *	119,731	636,969
HUYA ADR *	20,154	83,236
JOYY ADR	29,316	1,160,034
Kuaishou Technology, Cl B *	393,388	3,346,692
Meitu *	1,809,800	219,128
NetEase ADR	117,123	11,165,336
Tencent Holdings	495,327	23,825,240
Tencent Music Entertainment Group ADR *	455,453	1,935,675
Weibo ADR *	66,333	1,534,946

TOTAL CHINA		58,889,952
GERMANY — 1.1%
Communication Services — 1.1%
United Internet	72,105	2,337,550

JAPAN — 5.7%
Communication Services — 5.7%
Coconala *	10,600	66,107
DeNA	64,443	937,099

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
giftee *(A)	13,875	$111,912
Gree (A)	38,574	296,838
Kakaku.com	102,844	2,177,378
Mixi	29,982	519,293
Nexon	360,621	8,272,350

TOTAL JAPAN		12,380,977
RUSSIA — 0.0%
Communication Services — 0.0%
VK GDR *(B)(C)(D)	2,524	1,422

SOUTH KOREA — 12.4%
Communication Services — 12.4%
AfreecaTV	5,760	504,459
Com2uSCorp	6,482	494,407
Kakao	143,642	10,281,382
NAVER	68,689	15,668,311

TOTAL SOUTH KOREA		26,948,559
TAIWAN — 0.1%
Consumer Discretionary — 0.1%
PChome Online	79,444	209,691

UNITED ARAB EMIRATES — 0.1%
Communication Services — 0.1%
Yalla Group ADR * (A)	70,467	288,210

UNITED STATES — 52.9%
Communication Services — 51.0%
Alphabet, Cl A *	4,314	9,845,368
Angi, Cl A *	59,084	260,561
Bumble, Cl A *	68,982	1,654,878
IAC *	62,980	5,219,782
Match Group *	143,461	11,354,938
Meta Platforms, Cl A *	109,800	22,011,606
Nextdoor Holdings *	47,386	213,711

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Social Media ETF

	Shares	Value
COMMON STOCK — continued
Pinterest, Cl A *	461,493	$9,469,836
Snap, Cl A *	538,560	15,327,418
Spotify Technology *	79,273	8,058,101
Twitter *	353,693	17,338,031
Vimeo *	105,139	1,071,366
Yelp, Cl A *	52,821	1,718,267
Zynga, Cl A *	870,690	7,200,606
		110,744,469

Consumer Discretionary — 0.6%
Fiverr International *	20,320	1,082,040
Groupon, Cl A * (A)	16,818	328,119
		1,410,159

Information Technology — 1.3%
Life360, Cl CDI *	77,257	221,258
Sprinklr, Cl A *	50,361	687,427
Sprout Social, Cl A *	30,474	1,867,447
		2,776,132

TOTAL UNITED STATES		114,930,760
TOTAL COMMON STOCK
(Cost $325,167,013)		215,987,121

SHORT-TERM INVESTMENT(E)(F) — 1.2%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $2,579,952)	2,579,952	2,579,952

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Social Media ETF

	Face Amount	Value

REPURCHASE AGREEMENT(E) — 0.9%
BNP Paribas
0.240%, dated 04/29/2022, to be repurchased on 05/02/2022, repurchase price $1,849,969 (collateralized by various U.S. Treasury Obligations, ranging in par value $147,326 - $198,090, 0.250%, 09/30/2025, with a total market value of $1,885,773)

(Cost $1,849,932)	$1,849,932	$1,849,932
TOTAL INVESTMENTS — 101.5%
(Cost $329,596,897)		$220,417,005

Percentages are based on Net Assets of $217,091,641.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $4,637,347.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2022 was $1,422 and represented 0.0% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2022, was $1,422 and represents 0.0% of Net Assets.

(D)	Level 3 security in accordance with fair value hierarchy.
(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2022 was $4,429,884.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2022.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Social Media ETF

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$203,604,722	$12,380,977	$1,422	$215,987,121
Short-Term Investment	2,579,952	—	—	2,579,952
Repurchase Agreement	—	1,849,932	—	1,849,932
Total Investments in Securities	$206,184,674	$14,230,909	$1,422	$220,417,005

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — 100.0%
AUSTRALIA — 8.9%
Materials — 8.9%
Allkem *	12,424,112	$108,157,830
ioneer *	35,081,756	16,828,353
Mineral Resources	3,491,208	145,239,572
Pilbara Minerals *	47,156,428	95,508,556
Vulcan Energy Resources * (A)	2,010,283	12,114,614

TOTAL AUSTRALIA		377,848,925
CANADA — 1.5%
Materials — 1.5%
Lithium Americas * (A)	1,779,199	45,076,846
Standard Lithium * (A)	2,905,322	18,731,547

TOTAL CANADA		63,808,393
CHILE — 5.3%
Materials — 5.3%
Sociedad Quimica y Minera de Chile ADR	3,048,409	224,972,584

CHINA — 37.1%
Consumer Discretionary — 5.4%
BYD, Cl H	7,332,976	220,377,604

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Tianneng Power International (A)	13,892,600	$11,668,428
		232,046,032

Industrials — 13.0%
Contemporary Amperex Technology, Cl A *	2,908,205	179,242,320
Eve Energy, Cl A	15,295,797	151,698,232
Shenzhen Yinghe Technology, Cl A	6,718,410	18,126,972
Sunwoda Electronic, Cl A	22,113,683	74,081,853
Wuxi Lead Intelligent Equipment, Cl A	19,714,037	131,403,168
		554,552,545

Information Technology — 3.3%
NAURA Technology Group, Cl A	3,852,937	138,647,025

Materials — 15.4%
Beijing Easpring Material Technology, Cl A	7,086,191	71,462,588
Ganfeng Lithium, Cl A	10,226,134	170,397,074
Guangzhou Tinci Materials Technology, Cl A	9,835,781	110,950,015
Shanghai Putailai New Energy Technology, Cl A	4,034,599	72,130,371
Shenzhen Capchem Technology, Cl A	4,855,346	48,877,311
Yunnan Energy New Material, Cl A	5,940,576	181,525,799
		655,343,158

TOTAL CHINA		1,580,588,760
GERMANY — 0.9%
Industrials — 0.9%
Varta (A)	382,588	36,236,300

HONG KONG — 0.0%
Industrials — 0.0%
Honbridge Holdings *	10,969,900	331,356

JAPAN — 10.8%
Consumer Discretionary — 4.4%
Panasonic Holdings	20,895,524	187,166,221

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.7%
GS Yuasa	1,591,383	$27,845,518

Information Technology — 5.7%
TDK	7,778,159	244,043,040

TOTAL JAPAN		459,054,779
NETHERLANDS — 0.6%
Materials — 0.6%
AMG Advanced Metallurgical Group	603,888	23,915,726

NORWAY — 0.5%
Industrials — 0.5%
FREYR Battery * (A)	2,260,204	20,296,632

SOUTH KOREA — 10.9%
Information Technology — 7.4%
Iljin Materials	398,081	27,891,026
L&F * (A)	457,620	79,901,326
Samsung SDI	427,410	207,919,992
		315,712,344

Materials — 3.5%
LG Chemical	363,954	150,391,820

TOTAL SOUTH KOREA		466,104,164
TAIWAN — 0.8%
Information Technology — 0.8%
Simplo Technology	3,370,780	33,335,562

UNITED STATES — 22.7%
Consumer Discretionary — 7.5%
QuantumScape, Cl A * (A)	3,663,783	54,736,918
Tesla *	305,322	265,862,185
		320,599,103

Industrials — 1.7%
EnerSys	885,786	57,983,552

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Lithium & Battery Tech ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — continued
Microvast Holdings * (A)	3,134,842	$15,548,816
		73,532,368

Materials — 13.5%
Albemarle	2,492,569	480,642,080
Livent *	3,415,275	72,950,274
Piedmont Lithium * (A)	31,034,914	20,731,700
		574,324,054

TOTAL UNITED STATES		968,455,525
TOTAL COMMON STOCK
(Cost $4,084,949,781)		4,254,948,706

SHORT-TERM INVESTMENT(B)(C) — 2.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $101,477,470)	101,477,470	101,477,470

REPURCHASE AGREEMENT(B) — 1.7%
BNP Paribas
0.240%, dated 04/29/2022, to be repurchased on 05/02/2022, repurchase price $73,688,601 (collateralized by various U.S. Treasury Obligations, ranging in par value $5,868,344 - $7,890,395, 0.250%, 09/30/2025, with a total market value of $75,114,803)

(Cost $73,687,127)	$73,687,127	73,687,127
TOTAL INVESTMENTS — 104.1%
(Cost $4,260,114,378)		$4,430,113,303

Percentages are based on Net Assets of $4,257,464,572.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Lithium & Battery Tech ETF

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $166,654,568.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2022 was $175,164,597.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2022.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,795,893,927	$459,054,779	$—	$4,254,948,706
Short-Term Investment	101,477,470	—	—	101,477,470
Repurchase Agreement	—	73,687,127	—	73,687,127
Total Investments in Securities	$3,897,371,397	$532,741,906	$—	$4,430,113,303

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA — 11.2%
Materials — 11.2%
Allkem *	17,612	$153,321
IGO	19,237	180,044
Lynas Rare Earths *	27,020	175,889
Syrah Resources *	18,266	25,637
Western Areas *	7,454	20,341

TOTAL AUSTRALIA		555,232
CANADA — 2.5%
Materials — 2.5%
HudBay Minerals	6,532	42,063
Lithium Americas *	3,184	80,668

TOTAL CANADA		122,731
CHILE — 7.5%
Materials — 7.5%
Antofagasta	10,180	198,232
Lundin Mining	19,190	176,127

TOTAL CHILE		374,359
CHINA — 24.8%
Industrials — 1.4%
Fangda Carbon New Material, Cl A *	67,200	71,634

Materials — 23.4%
Beijing Easpring Material Technology, Cl A	9,500	95,805

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
China Minmetals Rare Earth, Cl A *	12,100	$42,120
China Nonferrous Mining	36,200	18,732
China Northern Rare Earth Group High-Tech, Cl A	35,100	167,422
Ganfeng Lithium, Cl H	8,730	106,592
MMG *	84,800	36,639
Nanjing Hanrui Cobalt, Cl A	6,000	46,253
Shenghe Resources Holding, Cl A	32,000	75,884
Sinofibers Technology, Cl A	8,700	60,976
South Manganese Investment *	144,000	15,784
Tongling Nonferrous Metals Group, Cl A	179,200	94,434
Weihai Guangwei Composites, Cl A	8,300	62,247
Western Mining, Cl A	46,800	84,345
Yunnan Tin, Cl A	26,100	70,420
Zhejiang Huayou Cobalt, Cl A	15,000	185,894
		1,163,547

TOTAL CHINA		1,235,181
FRANCE — 0.7%
Materials — 0.7%
Eramet	261	35,271

GERMANY — 0.3%
Industrials — 0.3%
SGL Carbon *	2,609	14,477

INDONESIA — 0.7%
Materials — 0.7%
Nickel Mines	38,054	35,562

JAPAN — 5.5%
Industrials — 0.3%
Nippon Carbon	480	15,431

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
Materials — 5.2%
Nippon Denko	5,710	$14,015
Sumitomo Metal Mining	4,542	198,809
Tokai Carbon	5,485	45,553
		258,377

TOTAL JAPAN		273,808

NETHERLANDS — 0.7%
Materials — 0.7%
AMG Advanced Metallurgical Group	912	36,118

PERU — 3.2%
Materials — 3.2%
Southern Copper	2,562	159,536

SOUTH AFRICA — 18.9%
Materials — 18.9%
African Rainbow Minerals	3,187	52,771
Anglo American	4,712	212,144
Anglo American Platinum	1,627	180,502
Impala Platinum Holdings	14,310	186,572
Northam Platinum Holdings *	10,549	126,031
Sibanye Stillwater	52,217	184,189
		942,209

TOTAL SOUTH AFRICA		942,209
SWEDEN — 4.4%
Materials — 4.4%
Boliden	4,903	215,878

TAIWAN — 0.3%
Information Technology — 0.3%
Acme Electronics *	12,000	12,336

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Disruptive Materials ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.3%
Materials — 0.3%
Jubilee Metals Group *	87,630	$16,668

UNITED STATES — 14.7%
Industrials — 1.3%
GrafTech International	5,992	54,407
KULR Technology Group *	6,923	11,077
		65,484

Materials — 13.4%
Albemarle	1,153	222,333
Freeport-McMoRan	4,754	192,775
Livent *	4,843	103,446
MP Materials *	3,923	149,231
		667,785

TOTAL UNITED STATES		733,269
ZAMBIA — 4.1%
Materials — 4.1%
First Quantum Minerals	7,015	202,154

TOTAL COMMON STOCK
(Cost $5,562,067)		4,964,789
TOTAL INVESTMENTS — 99.8%
(Cost $5,562,067)		$4,964,789

Percentages are based on Net Assets of $4,976,773.

*	Non-income producing security.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Disruptive Materials ETF

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,690,981	$273,808	$—	$4,964,789
Total Investments in Securities	$4,690,981	$273,808	$—	$4,964,789

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA — 0.4%
Consumer Discretionary — 0.4%
Temple & Webster Group * (A)	91,264	$382,655

BRAZIL — 4.8%
Communication Services — 0.4%
VTEX, Cl A * (A)	58,279	308,296

Consumer Discretionary — 4.4%
MercadoLibre *	3,695	3,597,563

TOTAL BRAZIL		3,905,859
CANADA — 2.0%
Information Technology — 2.0%
Shopify, Cl A *	3,821	1,630,879

CHINA — 27.0%
Communication Services — 4.9%
NetEase ADR	42,208	4,023,689

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 21.6%
Alibaba Group Holding ADR *	32,460	$3,151,541
Baozun ADR *	67,800	517,992
JD.com ADR *	58,544	3,609,823
Pinduoduo ADR *	74,078	3,192,021
Trip.com Group ADR *	179,910	4,254,872
Uxin ADR * (A)	359,169	284,175
Vipshop Holdings ADR *	344,479	2,638,709
		17,649,133

Financials — 0.5%
LexinFintech Holdings ADR *	151,635	388,185

TOTAL CHINA		22,061,007
GERMANY — 0.8%
Consumer Discretionary — 0.8%
Jumia Technologies ADR * (A)	89,834	635,126

JAPAN — 3.8%
Consumer Discretionary — 3.8%
Rakuten Group	439,860	3,116,637

SOUTH KOREA — 0.3%
Information Technology — 0.3%
Cafe24 *	15,778	238,052

UNITED KINGDOM — 4.7%
Consumer Discretionary — 1.7%
ASOS *	79,344	1,392,629

Consumer Staples — 3.0%
Ocado Group *	213,762	2,479,800

TOTAL UNITED KINGDOM		3,872,429
UNITED STATES — 56.1%
Communication Services — 3.9%
Angi, Cl A *	85,519	377,139

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
TripAdvisor *	109,060	$2,799,570
		3,176,709

Consumer Discretionary — 37.0%
1847 Goedeker * (A)	149,056	189,301
Amazon.com *	1,354	3,365,543
Booking Holdings *	1,837	4,060,339
eBay	69,564	3,611,763
Etsy *	25,078	2,337,019
Expedia Group *	24,641	4,306,015
Groupon, Cl A * (A)	26,275	512,625
Lands’ End *	17,371	243,541
Overstock.com *	48,529	1,628,633
PetMed Express (A)	22,106	484,121
Qurate Retail, Cl A *	404,600	1,703,366
Shutterstock	27,205	2,059,963
Wayfair, Cl A * (A)	25,319	1,948,044
Williams-Sonoma	29,499	3,849,030
		30,299,303

Financials — 1.5%
eHealth *	28,078	226,028
LendingTree *	12,959	1,029,204
		1,255,232

Industrials — 4.7%
CoStar Group *	59,774	3,802,822

Information Technology — 9.0%
BigCommerce Holdings *	59,519	1,063,605
GoDaddy, Cl A *	56,189	4,540,633
LivePerson *	76,978	1,741,242
		7,345,480

TOTAL UNITED STATES		45,879,546

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X E-commerce ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $153,515,897)		$81,722,190

PREFERRED STOCK — 0.0%
UNITED STATES— 0.0%
Consumer Discretionary — 0.0%
Overstock.com, Ser A1, 1.020%
(Cost $3,867)	366	10,138

SHORT-TERM INVESTMENT(B)(C) — 1.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $1,533,647)	1,533,647	1,533,647

REPURCHASE AGREEMENT(B) — 1.3%
BNP Paribas
0.240%, dated 04/29/2022, to be repurchased on 05/02/2022, repurchase price $1,099,710 (collateralized by various U.S. Treasury Obligations, ranging in par value $87,578 - $117,754, 0.250%, 09/30/2025, with a total market value of $1,120,993)

(Cost $1,099,688)	$1,099,688	1,099,688
TOTAL INVESTMENTS — 103.1%
(Cost $156,153,099)		$84,365,663

Percentages are based on Net Assets of $81,790,621.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $2,053,386.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2022 was $2,633,335.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X E-commerce ETF

(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2022.

ADR — American Depositary Receipt
Cl — Class
Ser — Series

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$78,605,553	$3,116,637	$—	$81,722,190
Preferred Stock	10,138	—	—	10,138
Short-Term Investment	1,533,647	—	—	1,533,647
Repurchase Agreement	—	1,099,688	—	1,099,688
Total Investments in Securities	$80,149,338	$4,216,325	$—	$84,365,663

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — 99.9%
BRAZIL — 9.3%
Consumer Discretionary — 5.7%
Americanas	3,669	$17,781
Magazine Luiza	27,649	27,246
MercadoLibre *	108	105,152
		150,179

Financials — 0.6%
XP, Cl A *	653	16,070

Information Technology — 3.0%
Pagseguro Digital, Cl A *	2,368	34,833
StoneCo, Cl A *	1,799	16,947
TOTVS *	3,897	25,158
		76,938

TOTAL BRAZIL		243,187
CHILE — 1.0%
Consumer Discretionary — 1.0%
Falabella	9,617	27,001

CHINA — 71.9%
Communication Services — 31.5%
Autohome ADR	906	26,337
Baidu ADR *	795	98,715
Bilibili ADR *	3,088	75,162
China Literature *	3,740	16,064
Hello Group ADR *	1,549	8,241

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
HUYA ADR *	1,602	$6,616
iQIYI ADR *	5,446	19,388
Kingsoft	7,650	23,497
NetEase ADR	2,542	242,329
Tencent Holdings	4,480	215,488
Tencent Music Entertainment Group ADR *	12,313	52,330
Weibo ADR *	1,911	44,221
		828,388

Consumer Discretionary — 37.1%
Alibaba Group Holding ADR *	2,304	223,695
Alibaba Health Information Technology *	34,800	20,181
JD.com ADR *	3,384	208,657
Meituan, Cl B *	10,970	240,480
Pinduoduo ADR *	2,338	100,744
Ping An Healthcare and Technology *	4,130	10,370
Tongcheng Travel Holdings *	9,050	16,287
Trip.com Group ADR *	4,696	111,060
Vipshop Holdings ADR *	5,676	43,478
		974,952

Information Technology — 3.3%
Kingdee International Software Group *	18,250	37,960
TravelSky Technology, Cl H	24,250	36,903
Weimob *	17,350	10,614
		85,477

TOTAL CHINA		1,888,817
SOUTH AFRICA — 4.4%
Communication Services — 0.6%
MultiChoice Group	1,951	15,950

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Emerging Markets Internet & E-commerce ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — 3.8%
Naspers, Cl N	972	$98,805

TOTAL SOUTH AFRICA		114,755
SOUTH KOREA — 12.1%
Communication Services — 9.9%
Kakao	1,549	110,872
NAVER	458	104,472
NCSoft	131	43,962
		259,306

Consumer Discretionary — 2.2%
Coupang, Cl A *	4,546	58,507

TOTAL SOUTH KOREA		317,813
URUGUAY — 1.2%
Information Technology — 1.2%
Dlocal, Cl A *	1,412	32,010

TOTAL COMMON STOCK
(Cost $5,010,288)		2,623,583
TOTAL INVESTMENTS — 99.9%
(Cost $5,010,288)		$2,623,583

Percentages are based on Net Assets of $2,627,129.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of April 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — 92.9%
AUSTRALIA — 2.3%
Financials — 2.3%
Magellan Financial Group (A)	923,253	$10,701,169
Platinum Asset Management	5,940,618	7,936,810

TOTAL AUSTRALIA		18,637,979
BRAZIL — 8.1%
Consumer Staples — 1.1%
Marfrig Global Foods	2,344,033	8,874,968

Financials — 1.1%
Banco Santander Brasil	1,407,129	9,021,515

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Health Care — 1.1%
Qualicorp Consultoria e Corretora de Seguros	3,220,840	$8,630,618

Materials — 2.2%
Dexco	3,529,282	9,172,057
Vale ADR, Cl B	524,485	8,858,551
		18,030,608

Utilities — 2.6%
CPFL Energia	1,537,507	11,223,472
Transmissora Alianca de Energia Eletrica	1,168,179	10,374,483
		21,597,955

TOTAL BRAZIL		66,155,664
CANADA — 1.0%
Materials — 1.0%
Labrador Iron Ore Royalty (A)	291,327	7,923,420

CHILE — 1.0%
Utilities — 1.0%
Colbun	116,605,843	8,328,696

CHINA — 30.3%
Energy — 1.5%
China Shenhua Energy, Cl H	3,640,000	11,737,222

Financials — 2.4%
China Everbright Bank, Cl H	25,899,200	9,440,517
Chongqing Rural Commercial Bank, Cl H	26,182,700	10,211,258
		19,651,775

Industrials — 2.6%
Lonking Holdings	35,158,900	9,768,664
Sinopec Engineering Group, Cl H	22,170,200	11,613,278
		21,381,942

Materials — 1.2%
China Resources Cement Holdings	11,977,200	9,998,618
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 22.6%
Agile Group Holdings (A)	21,510,800	$10,417,981
China Aoyuan Group (A)(B)(C)(D)	74,177,600	10,040,161
China Evergrande Group (A)(B)(C)(D)	52,571,300	9,949,897
China Jinmao Holdings Group	36,580,700	12,168,468
China Overseas Grand Oceans Group	18,240,300	10,786,818
China SCE Group Holdings	58,510,200	10,589,204
Gemdale Properties & Investment	104,502,300	11,187,899
Guangzhou R&F Properties, Cl H (A)	26,022,500	9,783,955
KWG Group Holdings	27,696,400	10,095,614
Logan Group (A)	49,794,900	15,739,102
Midea Real Estate Holding	6,385,100	12,255,642
Powerlong Real Estate Holdings	25,954,100	8,931,268
Shenzhen Investment	45,422,100	9,841,460
Shimao Group Holdings (A)(B)(C)(D)	19,468,500	9,870,534
Times China Holdings	36,955,480	13,188,040
Yuexiu Property	9,923,460	10,396,289
Zhongliang Holdings Group (A)	32,591,300	10,426,026
		185,668,358

TOTAL CHINA		248,437,915
EGYPT — 1.0%
Consumer Staples — 1.0%
Eastern SAE	13,673,187	7,964,317

HONG KONG — 5.6%
Communication Services — 2.4%
HKBN	8,265,000	9,659,521
PCCW	17,332,000	9,874,147
		19,533,668

Consumer Discretionary — 1.1%
Pacific Textiles Holdings	21,255,200	9,400,221

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.9%
Haitong International Securities Group	45,497,900	$7,248,444

Information Technology — 1.2%
VTech Holdings	1,357,100	9,642,732

TOTAL HONG KONG		45,825,065
ISRAEL — 1.1%
Consumer Discretionary — 1.1%
Delek Automotive Systems	652,825	9,279,881

KAZAKHSTAN — 1.2%
Financials — 1.2%
Halyk Savings Bank of Kazakhstan JSC GDR	993,813	9,838,749

KUWAIT — 1.1%
Consumer Discretionary — 1.1%
Humansoft Holding KSC	791,196	8,716,194

MALAYSIA — 1.0%
Health Care — 1.0%
Hartalega Holdings	8,502,836	8,593,655

MEXICO — 0.9%
Consumer Discretionary — 0.9%
Betterware de Mexico (A)	481,565	7,676,146

NIGERIA — 0.9%
Financials — 0.9%
Zenith Bank	131,231,060	7,747,376

NORWAY — 1.3%
Industrials — 1.3%
Golden Ocean Group	839,221	10,515,439

PAKISTAN — 1.0%
Financials — 1.0%
United Bank	11,414,213	8,442,523

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
RUSSIA — 0.2%
Consumer Staples — 0.1%
Magnit PJSC GDR (B)(C)(D)	33,120	$42,952
X5 Retail Group GDR (B)(C)(D)	411,120	636,489
		679,441

Materials — 0.1%
Magnitogorsk Iron & Steel Works PJSC (B)(C)(D)(E)	6,332,020	401,691
PhosAgro PJSC GDR (B)(C)(D)	22,480	75,192
Severstal PJSC *(B)(C)(D)	311,297	481,285
		958,168

Utilities — 0.0%
Unipro PJSC (B)(C)(D)	209,276,262	424,610

TOTAL RUSSIA		2,062,219
SINGAPORE — 2.3%
Energy — 1.2%
BW LPG	1,530,539	9,815,834

Health Care — 1.1%
Riverstone Holdings	13,303,517	9,296,758

TOTAL SINGAPORE		19,112,592
SOUTH AFRICA — 3.4%
Energy — 1.2%
Exxaro Resources (A)	678,544	9,717,235

Financials — 1.0%
Coronation Fund Managers	3,247,705	8,587,309

Real Estate — 1.2%
Redefine Properties ‡	34,402,488	9,527,094

TOTAL SOUTH AFRICA		27,831,638

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
TURKEY — 1.1%
Materials — 1.1%
Iskenderun Demir ve Celik	4,810,576	$8,878,971

UKRAINE — 1.2%
Materials — 1.2%
Ferrexpo	4,850,566	10,066,523

UNITED KINGDOM — 3.5%
Consumer Staples — 1.2%
Imperial Brands	462,853	9,681,269

Financials — 2.3%
CMC Markets	2,883,484	10,498,561
M&G	3,155,523	8,486,039
		18,984,600

TOTAL UNITED KINGDOM		28,665,869
UNITED STATES — 23.4%
Communication Services — 1.1%
Lumen Technologies	874,056	8,793,003

Energy — 2.4%
Antero Midstream	958,942	9,848,334
Diversified Energy	6,708,515	10,191,216
		20,039,550

Financials — 15.7%
AGNC Investment ‡	733,100	8,049,438
Annaly Capital Management ‡	1,333,591	8,561,654
Apollo Commercial Real Estate Finance ‡	696,693	8,388,184
Arbor Realty Trust ‡	541,970	9,267,687
ARMOUR Residential ‡ (A)	1,111,534	8,158,660
Blackstone Mortgage Trust, Cl A ‡	298,048	8,953,362
Chimera Investment ‡	771,104	7,726,462
Ellington Financial ‡	529,082	8,565,838

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperDividend® ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Invesco Mortgage Capital ‡ (A)	4,293,479	$7,470,653
KKR Real Estate Finance Trust ‡	475,808	9,040,352
New York Mortgage Trust ‡	2,570,936	8,278,414
PennyMac Mortgage Investment Trust ‡	582,318	8,932,758
Ready Capital ‡	615,941	8,974,260
Starwood Property Trust ‡	411,592	9,417,225
Two Harbors Investment ‡	1,801,295	8,664,229
		128,449,176

Real Estate — 4.2%
Global Net Lease ‡	627,798	8,808,006
Necessity Retail REIT ‡	1,246,357	9,310,287
Office Properties Income Trust ‡	380,665	8,229,977
Omega Healthcare Investors ‡	327,282	8,339,146
		34,687,416

TOTAL UNITED STATES		191,969,145
TOTAL COMMON STOCK
(Cost $889,813,712)		762,669,976

PREFERRED STOCK — 6.9%
BRAZIL— 6.9%
Energy — 1.1%
Petroleo Brasileiro (E)	1,489,529	9,107,657
Materials — 3.4%
Braskem (E)	1,058,065	8,593,226
Gerdau (E)	1,644,284	9,286,907
Unipar Carbocloro (E)	517,555	10,034,022
		27,914,155
Utilities — 2.4%
Cia de Transmissao de Energia Eletrica Paulista (E)	1,932,695	9,819,193

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperDividend® ETF

	Number of Warrants/Shares/Face Amount	Value
PREFERRED STOCK — continued
Utilities — continued
Cia Paranaense de Energia (E)	6,600,920	$9,916,975
		19,736,168
TOTAL BRAZIL		56,757,980
TOTAL PREFERRED STOCK
(Cost $54,935,698)		56,757,980

WARRANT — 0.0%
Australia — 0.0%
Magellan Financial Group
Strike Price $35, Expires 4/19/27(Cost $–)	113,334	126,047

SHORT-TERM INVESTMENT(F)(G) — 5.0%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $41,116,116)	41,116,116	41,116,116

REPURCHASE AGREEMENT(F) — 3.6%
BNP Paribas
0.240%, dated 04/29/2022, to be repurchased on 05/02/2022, repurchase price $29,482,533 (collateralized by various U.S. Treasury Obligations, ranging in par value $2,347,902 - $3,156,917, 0.250%, 09/30/2025, with a total market value of $30,053,147)

(Cost $29,481,944)	$29,481,944	29,481,944
TOTAL INVESTMENTS — 108.4%
(Cost $1,015,347,470)		$890,152,063

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperDividend® ETF

Percentages are based on Net Assets of $821,256,281.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $63,986,441.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of April 30, 2022 was $31,922,811 and represented 3.9% of Net Assets.
(D)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2022, was $31,922,811 and represents 3.9% of Net Assets.

(E)	There is currently no stated interest rate.
(F)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2022 was $70,598,060.
(G)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2022.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
PJSC — Public Joint Stock Company
REIT — Real Estate Investment Trust

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$696,344,250	$34,402,915	$31,922,811	$762,669,976
Preferred Stock	56,757,980	—	—	56,757,980
Short-Term Investment	41,116,116	—	—	41,116,116
Warrant	—	126,047	—	126,047
Repurchase Agreement	—	29,481,944	—	29,481,944
Total Investments in Securities	$794,218,346	$64,010,906	$31,922,811	$890,152,063

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperDividend® ETF

(1)	The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock
Beginning Balance as of October 31, 2021	$	−
Transfers out of Level 3		−
Transfers into Level 3		31,922,811
Net purchases		−
Net sales		−
Realized gain/(loss)		−
Change in unrealized appreciation/(depreciation)		−
Ending Balance as of April 30, 2022		$31,922,811

For the period ended April 30, 2022, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — 83.6%
UNITED STATES — 83.6%
Communication Services — 7.6%
AT&T	585,910	$11,050,263
Cogent Communications Holdings	216,305	12,653,842
Lumen Technologies	1,423,540	14,320,812
Verizon Communications	258,589	11,972,671
Warner Bros Discovery *	141,241	2,563,524
		52,561,112

Consumer Discretionary — 1.6%
PetMed Express (A)	524,381	11,483,944

Consumer Staples — 16.5%
Altria Group	269,763	14,990,730
B&G Foods	446,369	12,020,717

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kellogg	214,042	$14,661,877
Kraft Heinz	368,411	15,705,361
Philip Morris International	124,392	12,439,200
SpartanNash	504,868	17,306,875
Universal	254,129	14,701,363
Walgreens Boots Alliance	297,432	12,611,117
		114,437,240

Energy — 7.2%
Enviva	197,323	16,642,222
Kimbell Royalty Partners	928,263	15,622,666
Sabine Royalty Trust	284,562	18,004,238
		50,269,126

Financials — 13.4%
AGNC Investment ‡	1,030,422	11,314,034
ARMOUR Residential ‡(A)	1,628,174	11,950,797
Invesco Mortgage Capital ‡ (A)	5,728,152	9,966,984
KKR Real Estate Finance Trust ‡	658,371	12,509,049
New York Community Bancorp	1,200,131	11,089,210
TFS Financial	820,892	12,305,171
Two Harbors Investment ‡	2,677,180	12,877,236
Virtu Financial, Cl A	395,489	11,421,722
		93,434,203

Health Care — 4.0%
AbbVie	95,588	14,039,965
Gilead Sciences	227,137	13,478,310
		27,518,275

Industrials — 5.9%
3M	93,653	13,506,636
Ennis	735,038	12,679,405
MSC Industrial Direct, Cl A	175,064	14,505,803
		40,691,844

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 2.1%
International Business Machines	111,385	$14,726,211

Real Estate — 8.1%
Alexander’s ‡	53,557	13,291,241
Easterly Government Properties, Cl A ‡	662,931	12,628,836
Global Net Lease ‡	954,245	13,388,057
Iron Mountain ‡	318,207	17,097,262
		56,405,396

Utilities — 17.2%
American Electric Power	162,126	16,068,308
Avangrid (A)	315,441	13,989,808
Clearway Energy, Cl C	430,699	13,149,241
Consolidated Edison	170,184	15,782,864
DTE Energy	116,908	15,319,624
Duke Energy	140,381	15,464,371
Hawaiian Electric Industries	343,677	14,128,562
National Fuel Gas	227,256	15,937,463
		119,840,241

TOTAL UNITED STATES		581,367,592
TOTAL COMMON STOCK
(Cost $551,497,062)		581,367,592

MASTER LIMITED PARTNERSHIPS — 16.1%
UNITED KINGDOM— 2.2%
Energy — 2.2%
KNOT Offshore Partners	928,470	15,152,630
UNITED STATES— 13.9%
Energy — 10.0%
CrossAmerica Partners	656,201	13,655,543
Holly Energy Partners	770,359	13,196,250
MPLX	427,012	13,818,108

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperDividend® U.S. ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIPS — continued
Energy — continued
Shell Midstream Partners	1,018,797	$14,395,602
USA Compression Partners	816,225	14,463,507
		69,529,010
Industrials — 1.9%
Icahn Enterprises	251,774	13,253,383
Materials — 2.0%
Westlake Chemical Partners	508,456	13,855,426
TOTAL UNITED STATES		96,637,819
TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $90,454,726)		111,790,449

SHORT-TERM INVESTMENT(B)(C) — 1.9%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $13,138,390)	13,138,390	13,138,390

REPURCHASE AGREEMENT(B) — 1.4%
BNP Paribas
0.240%, dated 04/29/2022, to be repurchased on 05/02/2022, repurchase price $9,420,954 (collateralized by various U.S. Treasury Obligations, ranging in par value $750,257 - $1,008,773, 0.250%, 09/30/2025, with a total market value of $9,603,294)

(Cost $9,420,766)	$9,420,766	9,420,766
TOTAL INVESTMENTS — 103.0%
(Cost $664,510,944)		$715,717,197

Percentages are based on Net Assets of $695,105,037.

‡	Real Estate Investment Trust
*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperDividend® U.S. ETF

(A)	This security or a partial position of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $21,051,368.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2022 was $22,559,156.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2022.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$581,367,592	$—	$—	$581,367,592
Master Limited Partnerships	111,790,449	—	—	111,790,449
Short-Term Investment	13,138,390	—	—	13,138,390
Repurchase Agreement	—	9,420,766	—	9,420,766
Total Investments in Securities	$706,296,431	$9,420,766	$—	$715,717,197

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — 99.3%
AUSTRALIA — 14.2%
Industrials — 2.3%
Aurizon Holdings	88,169	$252,509

Materials — 9.6%
BHP Group	13,555	462,474
Fortescue Metals Group	13,810	212,279
Rio Tinto	2,797	200,373
Rio Tinto	2,532	203,023
		1,078,149

Real Estate — 2.3%
Vicinity Centres ‡	195,824	260,930

TOTAL AUSTRALIA		1,591,588
AUSTRIA — 2.0%
Energy — 2.0%
OMV	4,418	228,844

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
BELGIUM — 1.7%
Consumer Discretionary — 1.7%
Ageas	3,878	$187,700

FINLAND — 1.3%
Utilities — 1.3%
Fortum	8,968	150,427

FRANCE — 8.2%
Communication Services — 2.1%
Orange	19,238	229,701

Financials — 4.5%
AXA	7,790	209,232
CNP Assurances	13,573	298,978
		508,210

Industrials — 1.6%
Credit Agricole	15,888	173,913

TOTAL FRANCE		911,824
GERMANY — 3.5%
Communication Services — 2.1%
Telefonica Deutschland Holding	77,911	235,810

Materials — 1.4%
BASF	2,950	156,881

TOTAL GERMANY		392,691
HONG KONG — 9.4%
Communication Services — 2.4%
HKT Trust & HKT	185,520	266,240

Real Estate — 2.0%
Henderson Land Development	55,900	226,916

Utilities — 5.0%
CK Infrastructure Holdings	41,400	278,861

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Power Assets Holdings	41,706	$280,923
		559,784

TOTAL HONG KONG		1,052,940
ITALY — 5.7%
Financials — 3.6%
Poste Italiane	18,073	178,802
Assicurazioni Generali	11,566	220,849
		399,651

Utilities — 2.1%
Snam	42,376	233,537

TOTAL ITALY		633,188
JAPAN — 9.2%
Communication Services — 2.0%
SoftBank	19,068	222,970

Financials — 3.4%
Japan Post Holdings	29,225	205,608
Nomura Holdings	45,878	177,053
		382,661

Industrials — 2.0%
Mitsui OSK Lines	9,300	220,369

Real Estate — 1.8%
Japan Metropolitan Fund Invest ‡	253	201,721

TOTAL JAPAN		1,027,721
NETHERLANDS — 2.1%
Financials — 2.1%
NN Group	4,696	232,543

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND — 2.2%
Communication Services — 2.2%
Spark New Zealand	77,753	$248,291

NORWAY — 1.8%
Communication Services — 1.8%
Telenor	13,851	197,584

PORTUGAL — 1.9%
Utilities — 1.9%
Energias de Portugal	44,834	210,097

SPAIN — 9.9%
Communication Services — 2.0%
Telefonica	46,080	225,220

Industrials — 1.6%
ACS Actividades de Construccion y Servicios	6,989	181,304

Utilities — 6.3%
Enagas	10,721	232,650
Endesa	8,816	186,288
Naturgy Energy Group	9,449	286,388
		705,326

TOTAL SPAIN		1,111,850
SWEDEN — 5.5%
Communication Services — 1.7%
Tele2, Cl B	14,713	195,756

Consumer Discretionary — 1.0%
Electrolux, Cl B	7,113	109,847

Energy — 2.8%
Lundin Energy	7,367	308,420

TOTAL SWEDEN		614,023

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

	Shares	Value
COMMON STOCK — continued
SWITZERLAND — 2.4%
Financials — 2.4%
Zurich Insurance Group	587	$269,658

UNITED KINGDOM — 16.4%
Communication Services — 1.7%
Vodafone Group	123,870	189,016

Consumer Discretionary — 1.3%
Persimmon	5,599	147,620

Consumer Staples — 2.4%
British American Tobacco	6,278	264,204

Financials — 8.5%
Admiral Group	4,333	137,307
Aviva	43,167	234,831
Legal & General Group	62,650	198,293
M&G	74,208	199,565
Phoenix Group Holdings	24,051	183,893
		953,889

Utilities — 2.5%
National Grid	18,988	284,641

TOTAL UNITED KINGDOM		1,839,370
UNITED STATES — 1.9%
Financials — 1.9%
Swiss Re	2,570	212,664

TOTAL COMMON STOCK
(Cost $11,268,916)		11,113,003
TOTAL INVESTMENTS — 99.3%
(Cost $11,268,916)		$11,113,003

Percentages are based on Net Assets of $11,194,017.

‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI SuperDividend® EAFE ETF

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,085,282	$1,027,721	$—	$11,113,003
Total Investments in Securities	$10,085,282	$1,027,721	$—	$11,113,003

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — 91.6%
BRAZIL — 5.6%
Consumer Discretionary — 2.4%
Vibra Energia	406,644	$1,734,243

Materials — 3.2%
Vale	141,002	2,371,483

TOTAL BRAZIL		4,105,726
CHINA — 38.3%
Energy — 9.5%
China Shenhua Energy, Cl H	859,564	2,771,674
Yankuang Energy Group, Cl H	1,465,000	4,182,434
		6,954,108

Financials — 9.4%
Bank of China, Cl H	4,773,800	1,886,120
Bank of Communications, Cl H	2,931,380	2,043,633
China Cinda Asset Management, Cl H	9,139,600	1,549,252
Haitong Securities Ltd., Cl H	1,916,000	1,347,963
		6,826,968

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 1.6%
Sinotruk Hong Kong	958,900	$1,173,243

Real Estate — 12.2%
Agile Group Holdings	1,339,700	648,835
China Jinmao Holdings Group	5,771,700	1,919,940
CIFI Holdings Group	2,415,700	1,179,194
Jinke Properties Group, Cl A *	2,256,928	1,515,561
KWG Group Holdings	1,307,300	476,524
Logan Group	1,247,400	394,276
Shanghai Lujiazui Finance & Trade Zone Development, Cl B	2,116,700	1,934,664
Shimao Group Holdings (A)(B)(C)	1,096,300	555,824
Sunac China Holdings (A)(B)(C)	755,000	308,499
		8,933,317

Utilities — 5.6%
China Power International Development	8,317,364	4,091,819

TOTAL CHINA		27,979,455
CZECH REPUBLIC — 3.8%
Utilities — 3.8%
CEZ	65,594	2,815,302

EGYPT — 2.0%
Consumer Staples — 2.0%
Eastern SAE	2,504,492	1,458,809

INDIA — 6.5%
Energy — 6.5%
Bharat Petroleum	253,841	1,204,078
Coal India	670,432	1,603,669
Indian Oil	1,196,305	1,971,867

TOTAL INDIA		4,779,614

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
MALAYSIA — 5.5%
Health Care — 2.8%
Hartalega Holdings	1,463,437	$1,479,068
Top Glove	1,481,888	571,855
		2,050,923

Industrials — 2.7%
Sime Darby	3,633,752	1,953,137

TOTAL MALAYSIA		4,004,060
RUSSIA — 0.5%
Consumer Staples — 0.0%
Magnit PJSC GDR (A)(B)(C)	7,300	9,467

Materials — 0.5%
Alrosa PJSC (A)(B)(C)	1,194,381	135,467
Novolipetsk Steel PJSC (A)(B)(C)	500,486	112,075
PhosAgro PJSC GDR (A)(B)(C)	6,650	22,243
Severstal PJSC *(A)(B)(C)	71,665	110,799
		380,584

TOTAL RUSSIA		390,051
SOUTH AFRICA — 11.3%
Energy — 3.3%
Exxaro Resources	167,048	2,392,247

Materials — 8.0%
African Rainbow Minerals	107,404	1,778,426
Impala Platinum Holdings	101,720	1,326,211
Kumba Iron Ore	39,319	1,327,517
Sibanye Stillwater	400,842	1,413,924
		5,846,078

TOTAL SOUTH AFRICA		8,238,325

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
COMMON STOCK — continued
SOUTH KOREA — 1.8%
Energy — 1.8%
HD Hyundai	29,185	$1,354,686

TAIWAN — 7.7%
Information Technology — 5.2%
Compal Electronics	2,454,600	1,852,889
Lite-On Technology	880,010	1,940,617
		3,793,506

Materials — 2.5%
Asia Cement	1,109,400	1,810,390

TOTAL TAIWAN		5,603,896
TURKEY — 4.4%
Consumer Staples — 1.9%
BIM Birlesik Magazalar	243,662	1,370,353

Materials — 2.5%
Eregli Demir ve Celik Fabrikalari	822,390	1,857,795

TOTAL TURKEY		3,228,148
UNITED ARAB EMIRATES — 4.2%
Real Estate — 4.2%
Aldar Properties PJSC	1,983,687	3,051,369

TOTAL COMMON STOCK
(Cost $71,176,143)		67,009,441

PREFERRED STOCK — 8.0%
BRAZIL— 7.8%
Materials — 4.5%
Braskem (D)	176,088	1,430,124
Gerdau (D)	330,509	1,866,713
		3,296,837
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

	Shares	Value
PREFERRED STOCK — continued
Utilities — 3.3%
Cia Energetica de Minas Gerais (D)	812,663	$2,407,368
TOTAL BRAZIL		5,704,205
RUSSIA— 0.2%
Energy — 0.2%
Surgutneftegas PJSC (A)(B)(C)(D)	3,166,303	148,759
TOTAL RUSSIA		148,759
TOTAL PREFERRED STOCK
(Cost $7,033,294)		5,852,964
TOTAL INVESTMENTS — 99.6%
(Cost $78,209,437)		$72,862,405

Percentages are based on Net Assets of $73,130,859.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security considered illiquid. The total value of such securities as of April 30, 2022 was $1,403,133 and represented 1.9% of Net Assets.
(C)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2022, was $1,403,133 and represents 1.9% of Net Assets.

(D)	There is currently no stated interest rate.

Cl — Class
GDR — Global Depositary Receipt
Ltd. — Limited
PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X MSCI SuperDividend® Emerging Markets ETF

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$64,296,258	$1,458,809	$1,254,374	$67,009,441
Preferred Stock	5,704,205	—	148,759	5,852,964
Total Investments in Securities	$70,000,463	$1,458,809	$1,403,133	$72,862,405

(1)	The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Common Stock
Beginning Balance as of October 31, 2021	$	−
Transfers out of Level 3		−
Transfers into Level 3		1,403,133
Net purchases		−
Net sales		−
Realized gain/(loss)		−
Change in unrealized appreciation/(depreciation)		−
Ending Balance as of April 30, 2022		$1,403,133

For the period ended April 30, 2022, the transfers in and out of Level 3 were due to changes in the availability of observable inputs to determine fair value.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — 99.3%
AUSTRALIA — 7.1%
Real Estate — 7.1%
Charter Hall Long Wale ‡	3,585,783	$13,658,573
Waypoint ‡	6,367,284	12,172,030

TOTAL AUSTRALIA		25,830,603
CANADA — 7.0%
Real Estate — 7.0%
NorthWest Healthcare Properties Real Estate Investment Trust ‡ (A)	1,217,414	12,621,365
SmartCentres Real Estate Investment Trust ‡	532,382	13,034,101

TOTAL CANADA		25,655,466
SINGAPORE — 32.3%
Real Estate — 32.3%
CapitaLand Integrated Commercial Trust ‡	8,347,822	14,085,325
Frasers Logistics & Commercial Trust ‡	12,141,665	12,749,232
Keppel ‡	15,098,244	13,339,024
Keppel ‡	7,820,654	11,723,335
Mapletree Commercial Trust ‡	9,436,186	12,778,382
Mapletree Industrial Trust ‡	6,755,890	12,769,116
Mapletree Logistics Trust ‡	9,754,136	12,643,858
Mapletree North Asia Commercial Trust ‡	15,502,594	13,471,731

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Suntec Real Estate Investment Trust ‡	10,920,568	$14,551,267

TOTAL SINGAPORE		118,111,270
UNITED STATES — 52.9%
Financials — 38.6%
AGNC Investment ‡	907,823	9,967,897
Annaly Capital Management ‡	1,723,869	11,067,239
Ares Commercial Real Estate ‡	916,322	13,808,973
ARMOUR Residential ‡(A)	1,433,645	10,522,954
Blackstone Mortgage Trust, Cl A ‡	413,908	12,433,796
Broadmark Realty Capital ‡	1,436,885	11,222,072
Dynex Capital ‡ (A)	789,462	12,812,968
Ellington Financial ‡	738,541	11,956,979
KKR Real Estate Finance Trust ‡	624,240	11,860,560
MFA Financial ‡	738,916	10,529,553
New Residential Investment ‡	1,206,619	12,548,838
PennyMac Mortgage Investment Trust ‡	808,175	12,397,404
		141,129,233

Real Estate — 14.3%
Gaming and Leisure Properties ‡	290,886	12,909,521
Getty Realty ‡	463,556	12,474,292
Physicians Realty Trust ‡	753,187	12,909,625
WP Carey ‡	174,102	14,062,218
		52,355,656

TOTAL UNITED STATES		193,484,889
TOTAL COMMON STOCK
(Cost $377,046,199)		363,082,228

SHORT-TERM INVESTMENT(B)(C) — 2.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperDividend® REIT ETF

	Shares/Face Amount	Value
SHORT-TERM INVESTMENT(B)(C) — continued
(Cost $8,509,771)	8,509,771	$8,509,771

REPURCHASE AGREEMENT(B) — 1.7%
BNP Paribas
0.240%, dated 04/29/2022, to be repurchased on 05/02/2022, repurchase price $6,101,978 (collateralized by various U.S. Treasury Obligations, ranging in par value $485,944 - $653,385, 0.250%, 09/30/2025, with a total market value of $6,220,080)

(Cost $6,101,856)	$6,101,856	6,101,856
TOTAL INVESTMENTS — 103.3%
(Cost $391,657,826)		$377,693,855

Percentages are based on Net Assets of $365,518,836.

‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $13,936,119.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2022 was $14,611,627.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2022.

Cl — Class

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$363,082,228	$—	$—	$363,082,228
Short-Term Investment	8,509,771	—	—	8,509,771
Repurchase Agreement	—	6,101,856	—	6,101,856
Total Investments in Securities	$371,591,999	$6,101,856	$—	$377,693,855

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — 100.2%(A)
BRAZIL — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	28,922	$28,159,327

CHINA — 1.3%
Communication Services — 0.4%
Baidu ADR *	136,606	16,962,367
NetEase ADR	124,100	11,830,453
		28,792,820

Consumer Discretionary — 0.5%
JD.com ADR *	349,672	21,560,775
Pinduoduo ADR *	265,821	11,454,227
		33,015,002

Information Technology — 0.4%
NXP Semiconductors	154,388	26,384,909

TOTAL CHINA		88,192,731
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G	48,345	27,255,461

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR	336,532	$22,345,725

UNITED STATES — 97.8%
Communication Services — 16.0%
Activision Blizzard	452,230	34,188,588
Alphabet, Cl A *	105,629	241,065,448
Alphabet, Cl C *	110,652	254,425,463
Charter Communications, Cl A *	101,348	43,426,605
Comcast, Cl A	2,638,774	104,917,654
Electronic Arts	167,002	19,714,586
Match Group *	155,090	12,275,374
Meta Platforms, Cl A *	1,213,775	243,325,474
Netflix *	255,243	48,588,057
Sirius XM Holdings	2,209,124	13,254,744
T-Mobile US *	728,753	89,738,644
		1,104,920,637

Consumer Discretionary — 15.3%
Airbnb, Cl A *	215,494	33,015,836
Amazon.com *	178,493	443,667,556
Booking Holdings *	24,381	53,889,568
Dollar Tree *	133,332	21,659,783
eBay	345,278	17,926,834
Lucid Group *	978,415	17,689,743
Lululemon Athletica *	69,658	24,702,817
Marriott International, Cl A	188,983	33,548,262
O’Reilly Automotive *	39,115	23,725,203
Ross Stores	195,482	19,503,239
Starbucks	673,811	50,293,253
Tesla *	362,449	315,606,091
		1,055,228,185

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 6.3%
Costco Wholesale	258,189	$137,284,255
Keurig Dr Pepper	834,134	31,196,612
Kraft Heinz	720,193	30,701,827
Mondelez International, Cl A	794,023	51,198,603
Monster Beverage *	312,641	26,787,081
PepsiCo	805,924	138,385,210
Walgreens Boots Alliance	478,723	20,297,855
		435,851,443

Health Care — 5.7%
Align Technology *	44,293	12,840,984
Amgen	321,218	74,904,825
Biogen *	86,606	17,965,549
Dexcom *	57,679	23,566,486
Gilead Sciences	725,764	43,066,836
IDEXX Laboratories *	47,249	20,339,749
Illumina *	89,992	26,696,127
Intuitive Surgical *	207,166	49,574,824
Moderna *	233,561	31,392,934
Regeneron Pharmaceuticals *	62,515	41,204,262
Seagen *	102,655	13,448,831
Vertex Pharmaceuticals *	147,469	40,291,480
		395,292,887

Industrials — 3.4%
Cintas	61,351	24,372,298
Copart *	134,673	15,305,586
CSX	1,269,961	43,610,461
Fastenal	319,195	17,654,675
Honeywell International	395,268	76,488,311
Old Dominion Freight Line	65,165	18,254,020
PACCAR	190,170	15,793,618
Verisk Analytics, Cl A	95,953	19,579,210
		231,058,179

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 49.8%
Adobe *	275,951	$109,262,798
Advanced Micro Devices *	949,509	81,202,009
Analog Devices	304,805	47,055,796
ANSYS *	48,261	13,305,075
Apple	5,722,462	902,146,134
Applied Materials	510,924	56,380,463
Atlassian, Cl A *	81,757	18,381,426
Autodesk *	126,432	23,931,049
Automatic Data Processing	241,182	52,621,089
Broadcom	239,268	132,647,787
Cadence Design Systems *	161,970	24,433,174
Cisco Systems	2,423,304	118,693,430
Cognizant Technology Solutions, Cl A	309,822	25,064,600
Crowdstrike Holdings, Cl A *	120,609	23,972,245
Datadog, Cl A *	153,938	18,592,632
DocuSign, Cl A *	108,123	8,757,963
Fiserv *	383,343	37,536,947
Fortinet *	92,097	26,616,954
Intel	2,375,439	103,545,386
Intuit	165,964	69,497,425
KLA	84,995	27,135,504
Lam Research	79,151	36,865,370
Marvell Technology	490,923	28,512,808
Microchip Technology	307,819	20,069,799
Micron Technology	636,650	43,413,164
Microsoft	2,628,412	729,436,898
NVIDIA	1,234,231	228,912,824
Okta, Cl A *	78,727	9,392,918
Palo Alto Networks *	58,369	32,761,352
Paychex	212,556	26,937,222
PayPal Holdings *	681,013	59,881,473
QUALCOMM	648,401	90,575,136

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Information Technology — continued
Skyworks Solutions	95,795	$10,853,574
Splunk *	87,973	10,734,465
Synopsys *	85,753	24,593,103
Texas Instruments	539,081	91,778,540
VeriSign *	64,209	11,473,506
Workday, Cl A *	113,792	23,520,806
Zoom Video Communications, Cl A *	136,588	13,600,067
Zscaler *	82,624	16,751,190
		3,430,844,101

Utilities — 1.3%
American Electric Power	296,426	29,378,781
Constellation Energy	174,229	10,316,099
Exelon	577,299	27,006,047
Xcel Energy	319,021	23,371,479
		90,072,406

TOTAL UNITED STATES		6,743,267,838
TOTAL COMMON STOCK
(Cost $6,928,281,396)		6,909,221,082
TOTAL INVESTMENTS — 100.2%
(Cost $6,928,281,396)		$6,909,221,082

		Value
WRITTEN OPTIONS— (0.4)%(1)
UNITED STATES— (0.4)%
(Premiums Received $(216,847,049))	(5,374)	$(27,058,090)

Percentages are based on Net Assets of $6,895,810,939.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Covered Call ETF

A list of the exchange traded option contracts held by the Fund at April 30, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.4)%
Call Options
Nasdaq-100 Index*	(5,374)	$(7,550,470,000)	$14,050.00	05/20/22	$(27,058,090)

*	Non-income producing security.
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions contracts. The aggregate market value of collateral at April 30, 2022 was$6,909,221,082.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$6,909,221,082	$—	$—	$6,909,221,082
Total Investments in Securities	$6,909,221,082	$—	$—	$6,909,221,082

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(27,058,090)	$–	$–	$(27,058,090)
Total Other Financial Instruments	$(27,058,090)	$–	$–	$(27,058,090)

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — 100.2%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	12,440	$2,125,996

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	13,455	1,678,915

UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	22,718	7,087,107

UNITED STATES — 99.5%
Communication Services — 8.7%
Activision Blizzard	33,050	2,498,580
Alphabet, Cl A *	13,198	30,120,344
Alphabet, Cl C *	12,310	28,304,752
AT&T	310,401	5,854,163
Charter Communications, Cl A *	5,615	2,405,971
Comcast, Cl A	197,023	7,833,634

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
DISH Network, Cl A *	10,452	$297,987
Electronic Arts	12,427	1,467,007
Fox, Cl A	13,791	494,269
Fox, Cl B	6,899	229,323
Interpublic Group	16,042	523,290
Live Nation Entertainment *	5,937	622,673
Lumen Technologies	41,661	419,110
Match Group *	12,532	991,908
Meta Platforms, Cl A *	101,473	20,342,292
Netflix *	19,422	3,697,172
News, Cl A	17,254	342,664
News, Cl B	6,667	132,740
Omnicom Group	9,859	750,566
Paramount Global, Cl B	26,529	772,525
Take-Two Interactive Software *	5,179	618,942
T-Mobile US *	26,233	3,230,332
Twitter *	33,726	1,653,249
Verizon Communications	182,251	8,438,221
Walt Disney *	79,407	8,864,203
Warner Bros Discovery *	97,650	1,772,347
		132,678,264

Consumer Discretionary — 11.5%
Advance Auto Parts	2,962	591,304
Amazon.com *	19,239	47,821,036
Aptiv *	11,672	1,241,901
AutoZone *	831	1,624,996
Bath & Body Works	10,802	571,318
Best Buy	9,522	856,313
Booking Holdings *	2,030	4,486,929
BorgWarner	9,836	362,260
Caesars Entertainment *	9,712	643,711
CarMax *	6,709	575,498

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Carnival *	35,339	$611,365
Chipotle Mexican Grill, Cl A *	1,133	1,649,206
Darden Restaurants	5,939	782,344
Dollar General	9,768	2,320,193
Dollar Tree *	9,692	1,574,465
Domino’s Pizza	1,200	405,600
DR Horton	13,509	940,091
eBay	26,406	1,371,000
Etsy *	6,054	564,172
Expedia Group *	6,516	1,138,671
Ford Motor	174,196	2,466,615
Garmin	6,678	732,844
General Motors *	61,872	2,345,568
Genuine Parts	6,177	803,319
Hasbro	5,877	517,529
Hilton Worldwide Holdings	12,324	1,913,794
Home Depot	45,890	13,785,356
Las Vegas Sands *	15,341	543,532
Lennar, Cl A	11,416	873,210
LKQ	11,444	567,966
Lowe’s	30,210	5,973,423
Marriott International, Cl A	12,042	2,137,696
McDonald’s	32,665	8,138,811
MGM Resorts International	16,170	663,617
Mohawk Industries *	2,763	389,749
Newell Brands	17,206	398,319
NIKE, Cl B	56,095	6,995,046
Norwegian Cruise Line Holdings *	16,752	335,543
NVR *	108	472,631
O’Reilly Automotive *	3,070	1,862,108
Penn National Gaming *	6,521	238,473
Pool	2,207	894,321

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PulteGroup	10,730	$448,085
PVH	3,183	231,659
Ralph Lauren, Cl A	2,925	305,194
Ross Stores	15,568	1,553,219
Royal Caribbean Cruises *	9,787	760,743
Starbucks	50,886	3,798,131
Tapestry	12,910	424,997
Target	20,998	4,801,193
Tesla *	36,575	31,848,047
TJX	53,254	3,263,405
Tractor Supply	5,725	1,153,301
Ulta Beauty *	2,789	1,106,675
Under Armour, Cl A *	9,025	138,624
Under Armour, Cl C *	10,050	142,609
VF	13,249	688,948
Whirlpool	3,101	562,894
Wynn Resorts *	3,516	247,808
Yum! Brands	12,631	1,477,953
		176,135,328

Consumer Staples — 6.8%
Altria Group	80,681	4,483,443
Archer-Daniels-Midland	24,539	2,197,713
Brown-Forman, Cl B	7,058	475,992
Campbell Soup	9,734	459,640
Church & Dwight	10,039	979,405
Clorox	5,813	833,991
Coca-Cola	170,585	11,021,497
Colgate-Palmolive	37,210	2,867,031
Conagra Brands	20,255	707,507
Constellation Brands, Cl A	7,202	1,772,340
Costco Wholesale	19,499	10,368,008
Estee Lauder, Cl A	10,195	2,692,092

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
General Mills	25,540	$1,806,444
Hershey	6,246	1,410,159
Hormel Foods	13,249	694,115
J M Smucker	3,846	526,633
Kellogg	10,456	716,236
Kimberly-Clark	14,729	2,044,827
Kraft Heinz	28,406	1,210,948
Kroger	28,709	1,549,138
Lamb Weston Holdings	6,632	438,375
McCormick	10,242	1,030,038
Molson Coors Beverage, Cl B	7,617	412,384
Mondelez International, Cl A	61,349	3,955,784
Monster Beverage *	15,881	1,360,684
PepsiCo	60,196	10,336,255
Philip Morris International	68,051	6,805,100
Procter & Gamble	105,048	16,865,456
Sysco	22,000	1,880,560
Tyson Foods, Cl A	12,777	1,190,305
Walgreens Boots Alliance	31,422	1,332,293
Walmart	61,786	9,452,640
		103,877,033

Energy — 4.2%
APA	16,134	660,365
Baker Hughes, Cl A	40,655	1,261,118
Chevron	84,896	13,300,656
ConocoPhillips	56,227	5,370,803
Coterra Energy	34,341	988,677
Devon Energy	27,698	1,611,193
Diamondback Energy	7,039	888,533
EOG Resources	24,989	2,917,716
Exxon Mobil	185,246	15,792,221
Halliburton	37,440	1,333,613

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Hess	12,743	$1,313,421
Kinder Morgan	81,723	1,483,272
Marathon Oil	31,827	793,129
Marathon Petroleum	26,818	2,340,139
Occidental Petroleum	38,085	2,098,103
ONEOK	18,922	1,198,330
Phillips 66	20,771	1,802,092
Pioneer Natural Resources	9,666	2,247,055
Schlumberger	62,859	2,452,129
Valero Energy	16,791	1,871,861
Williams	52,658	1,805,643
		63,530,069

Financials — 11.0%
Aflac	25,714	1,472,898
Allstate	12,616	1,596,429
American Express	27,269	4,764,167
American International Group	35,582	2,081,903
Ameriprise Financial	4,599	1,220,988
Aon, Cl A	9,587	2,760,960
Arthur J Gallagher	9,187	1,547,918
Assurant	2,808	510,719
Bank of America	314,351	11,216,044
Bank of New York Mellon	32,646	1,373,091
Berkshire Hathaway, Cl B *	80,267	25,912,596
BlackRock, Cl A	6,268	3,915,494
Brown & Brown	9,358	580,009
Capital One Financial	18,750	2,336,625
Cboe Global Markets	3,599	406,615
Charles Schwab	65,647	4,354,365
Chubb	18,954	3,913,053
Cincinnati Financial	6,696	821,331
Citigroup	86,947	4,191,715

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Citizens Financial Group	22,119	$871,489
CME Group, Cl A	15,672	3,437,496
Comerica	6,436	527,108
Discover Financial Services	12,690	1,427,117
Everest Re Group	2,489	683,753
FactSet Research Systems	2,139	863,065
Fifth Third Bancorp	28,821	1,081,652
First Republic Bank	7,732	1,153,769
Franklin Resources	12,052	296,359
Globe Life	3,403	333,766
Goldman Sachs Group	15,219	4,649,252
Hartford Financial Services Group	13,756	961,957
Huntington Bancshares	63,224	831,396
Intercontinental Exchange	24,775	2,869,193
Invesco	14,863	273,182
JPMorgan Chase	129,370	15,441,603
KeyCorp	38,918	751,507
Lincoln National	6,717	404,028
Loews	8,879	557,956
M&T Bank	7,643	1,273,629
MarketAxess Holdings	2,371	625,019
Marsh & McLennan	21,825	3,529,102
MetLife	29,631	1,946,164
Moody’s	7,059	2,234,032
Morgan Stanley	63,057	5,081,764
MSCI, Cl A	3,362	1,416,242
Nasdaq	5,708	898,268
Northern Trust	9,185	946,514
PNC Financial Services Group	19,326	3,210,049
Principal Financial Group	10,072	686,306
Progressive	25,023	2,686,469
Prudential Financial	16,565	1,797,468

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Raymond James Financial	8,162	$795,469
Regions Financial	39,944	827,640
S&P Global	15,656	5,894,484
Signature Bank NY	3,078	745,645
State Street	15,998	1,071,386
SVB Financial Group *	2,879	1,403,916
Synchrony Financial	23,826	877,035
T Rowe Price Group	9,589	1,179,831
Travelers	10,147	1,735,746
Truist Financial	59,328	2,868,509
US Bancorp	57,593	2,796,716
W R Berkley	9,681	643,690
Wells Fargo	171,058	7,463,261
Willis Towers Watson	5,955	1,279,491
Zions Bancorp	7,007	395,966
		168,702,379

Health Care — 14.3%
Abbott Laboratories	78,088	8,862,988
AbbVie	77,718	11,415,220
ABIOMED *	2,605	746,541
Agilent Technologies	12,805	1,527,252
Align Technology *	3,157	915,246
AmerisourceBergen, Cl A	6,628	1,002,750
Amgen	24,803	5,783,812
Anthem	10,463	5,251,694
Baxter International	21,274	1,511,730
Becton Dickinson	12,529	3,097,043
Biogen *	6,339	1,314,962
Bio-Rad Laboratories, Cl A *	766	392,238
Bio-Techne	2,187	830,382
Boston Scientific *	60,924	2,565,510
Bristol-Myers Squibb	96,399	7,255,953

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cardinal Health	13,341	$774,445
Catalent *	6,673	604,307
Centene *	24,946	2,009,400
Cerner	12,543	1,174,527
Charles River Laboratories International *	2,704	653,043
Cigna	14,257	3,518,342
Cooper	2,685	969,392
CVS Health	57,255	5,503,923
Danaher	27,607	6,932,946
DaVita *	3,395	367,916
DENTSPLY SIRONA	9,957	398,180
Dexcom *	4,089	1,670,684
Edwards Lifesciences *	27,411	2,899,536
Eli Lilly	35,304	10,313,358
Embecta *	1	18
Gilead Sciences	55,906	3,317,462
HCA Healthcare	10,497	2,252,131
Henry Schein *	6,026	488,709
Hologic *	10,613	764,030
Humana	5,975	2,656,246
IDEXX Laboratories *	3,673	1,581,153
Illumina *	6,704	1,988,742
Incyte *	8,304	622,468
Intuitive Surgical *	15,649	3,744,806
IQVIA Holdings *	9,101	1,983,927
Johnson & Johnson	115,096	20,770,224
Laboratory Corp of America Holdings	4,089	982,505
McKesson	6,645	2,057,358
Medtronic	58,800	6,136,368
Merck	109,968	9,753,062
Mettler-Toledo International *	929	1,186,825
Moderna *	15,784	2,121,527

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Molina Healthcare *	2,735	$857,286
Organon	10,169	328,764
PerkinElmer	6,191	907,663
Pfizer	244,505	11,997,860
Quest Diagnostics	5,790	774,934
Regeneron Pharmaceuticals *	4,576	3,016,087
ResMed	6,273	1,254,412
STERIS	4,253	952,885
Stryker	14,372	3,467,389
Teleflex	2,629	750,895
Thermo Fisher Scientific	17,027	9,414,569
UnitedHealth Group	41,429	21,068,718
Universal Health Services, Cl B	3,428	420,033
Vertex Pharmaceuticals *	11,097	3,031,922
Viatris, Cl W *	50,167	518,225
Waters *	3,000	909,060
West Pharmaceutical Services	3,155	994,014
Zimmer Biomet Holdings	9,202	1,111,141
Zimvie *	1	11
Zoetis, Cl A	20,339	3,605,088
		218,051,837

Industrials — 7.8%
3M	25,608	3,693,186
Alaska Air Group *	6,333	344,452
Allegion	3,397	388,073
American Airlines Group *	28,472	534,419
AMETEK	9,635	1,216,515
AO Smith	6,473	378,217
Boeing *	23,761	3,536,587
Carrier Global	35,830	1,371,214
Caterpillar	23,661	4,981,587
CH Robinson Worldwide	5,914	627,771

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cintas	3,800	$1,509,588
Copart *	9,297	1,056,604
CSX	95,855	3,291,661
Cummins	6,302	1,192,275
Deere	12,483	4,712,957
Delta Air Lines *	27,796	1,196,062
Dover	6,217	828,726
Eaton	16,656	2,415,453
Emerson Electric	25,991	2,343,868
Equifax	5,832	1,186,929
Expeditors International of Washington	6,714	665,156
Fastenal	24,422	1,350,781
FedEx	10,681	2,122,742
Fortive	16,146	928,395
Fortune Brands Home & Security	6,048	430,920
Generac Holdings *	3,022	662,966
General Dynamics	9,753	2,306,877
General Electric	48,942	3,648,626
Honeywell International	30,115	5,827,554
Howmet Aerospace	16,874	575,741
Huntington Ingalls Industries	2,663	566,527
IDEX	3,311	628,494
Illinois Tool Works	12,516	2,467,029
Ingersoll Rand	16,818	739,319
Jacobs Engineering Group	5,942	823,264
JB Hunt Transport Services	3,348	572,006
Johnson Controls International	29,386	1,759,340
L3Harris Technologies	9,101	2,113,798
Leidos Holdings	6,533	676,231
Lockheed Martin	10,583	4,573,126
Masco	10,523	554,457
Nielsen Holdings	16,951	454,456

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Nordson	2,722	$587,108
Norfolk Southern	10,099	2,604,330
Northrop Grumman	6,382	2,804,251
Old Dominion Freight Line	3,927	1,100,031
Otis Worldwide	18,382	1,338,945
PACCAR	14,823	1,231,050
Parker-Hannifin	5,975	1,618,149
Pentair	6,953	352,865
Quanta Services	6,475	750,970
Raytheon Technologies	66,129	6,276,303
Republic Services, Cl A	9,232	1,239,581
Robert Half International	4,026	395,796
Rockwell Automation	5,699	1,439,966
Rollins	10,169	341,068
Snap-On	2,742	582,648
Southwest Airlines *	25,801	1,205,423
Stanley Black & Decker	6,689	803,683
Textron	9,861	682,874
Trane Technologies	9,785	1,368,824
TransDigm Group *	2,416	1,437,061
Union Pacific	28,085	6,580,035
United Airlines Holdings *	13,127	662,914
United Parcel Service, Cl B	32,368	5,825,593
United Rentals *	3,119	987,226
Verisk Analytics, Cl A	6,704	1,367,951
Waste Management	16,313	2,682,510
Westinghouse Air Brake Technologies	7,393	664,705
WW Grainger	2,112	1,056,063
Xylem	7,025	565,513
		119,807,385

Information Technology — 27.2%
Accenture, Cl A	27,286	8,195,623

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Adobe *	20,520	$8,124,894
Advanced Micro Devices *	70,913	6,064,480
Akamai Technologies *	6,713	753,736
Amphenol, Cl A	25,890	1,851,135
Analog Devices	23,611	3,645,066
ANSYS *	3,388	934,038
Apple	680,385	107,262,695
Applied Materials	39,760	4,387,516
Arista Networks *	9,490	1,096,759
Autodesk *	9,482	1,794,753
Automatic Data Processing	18,842	4,110,948
Broadcom	18,316	10,154,207
Broadridge Financial Solutions	5,498	792,427
Cadence Design Systems *	12,540	1,891,659
CDW	6,186	1,009,432
Ceridian HCM Holding *	6,016	337,678
Cisco Systems	184,730	9,048,075
Citrix Systems *	5,873	587,887
Cognizant Technology Solutions, Cl A	22,283	1,802,695
Corning	32,032	1,127,206
DXC Technology *	10,740	308,238
Enphase Energy *	6,069	979,537
EPAM Systems *	2,809	744,357
F5 *	3,072	514,284
Fidelity National Information Services	26,060	2,583,849
Fiserv *	25,435	2,490,595
FleetCor Technologies *	3,309	825,662
Fortinet *	6,099	1,762,672
Gartner *	3,419	993,390
Global Payments	12,595	1,725,263
Hewlett Packard Enterprise	56,757	874,625
HP	48,272	1,768,203
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intel	178,421	$7,777,371
International Business Machines	39,531	5,226,394
Intuit	12,593	5,273,319
IPG Photonics *	586	55,365
Jack Henry & Associates	3,322	629,785
Juniper Networks	14,164	446,449
Keysight Technologies *	7,986	1,120,196
KLA	6,432	2,053,480
Kyndryl Holdings *	0	2
Lam Research	6,251	2,911,466
Mastercard, Cl A	38,043	13,824,065
Microchip Technology	22,708	1,480,562
Micron Technology	49,494	3,374,996
Microsoft	328,987	91,300,472
Monolithic Power Systems	2,114	829,195
Motorola Solutions	7,353	1,571,263
NetApp	9,432	690,894
NortonLifeLock	24,517	613,906
NVIDIA	109,649	20,336,600
Oracle	70,570	5,179,838
Paychex	14,092	1,785,879
Paycom Software *	2,668	750,962
PayPal Holdings *	52,139	4,584,582
PTC *	4,298	490,875
Qorvo *	3,882	441,694
QUALCOMM	49,576	6,925,271
Roper Technologies	4,536	2,131,557
Salesforce *	42,936	7,554,160
Seagate Technology Holdings	9,395	770,766
ServiceNow *	9,093	4,347,363
Skyworks Solutions	6,591	746,760
SolarEdge Technologies *	2,911	728,944

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Synopsys *	6,422	$1,841,765
Teledyne Technologies *	2,181	941,211
Teradyne	6,683	704,789
Texas Instruments	39,862	6,786,506
Trimble *	10,133	675,871
Tyler Technologies *	2,027	800,077
VeriSign *	4,212	752,642
Visa, Cl A	72,638	15,481,337
Western Digital *	13,392	710,713
Zebra Technologies, Cl A *	2,775	1,025,807
		416,218,733

Materials — 2.3%
Air Products & Chemicals	9,504	2,224,601
Albemarle	5,545	1,069,242
Amcor	67,838	804,559
Avery Dennison	3,385	611,331
Ball	13,583	1,102,396
Celanese, Cl A	4,694	689,736
CF Industries Holdings	9,761	945,158
Corteva	30,948	1,785,390
Dow	31,734	2,110,311
DuPont de Nemours	22,230	1,465,624
Eastman Chemical	6,015	617,560
Ecolab	10,912	1,847,838
FMC	5,870	778,010
Freeport-McMoRan	65,527	2,657,120
International Flavors & Fragrances	11,149	1,352,374
International Paper	16,863	780,420
LyondellBasell Industries, Cl A	10,776	1,142,579
Martin Marietta Materials	2,999	1,062,306
Mosaic	15,651	976,935
Newmont	35,988	2,621,726

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Nucor	12,579	$1,946,978
Packaging Corp of America	3,405	548,784
PPG Industries	10,053	1,286,683
Sealed Air	6,804	436,885
Sherwin-Williams	10,568	2,905,777
Vulcan Materials	6,012	1,035,808
Westrock	12,166	602,582
		35,408,713

Real Estate — 2.9%
Alexandria Real Estate Equities ‡	6,129	1,116,459
American Tower, Cl A ‡	20,032	4,828,113
AvalonBay Communities ‡	6,158	1,400,822
Boston Properties ‡	6,533	768,281
Camden Property Trust ‡	4,287	672,587
CBRE Group, Cl A *	13,839	1,149,190
Crown Castle International ‡	18,828	3,487,134
Digital Realty Trust ‡	12,412	1,813,641
Duke Realty ‡	16,683	913,394
Equinix ‡	3,909	2,810,884
Equity Residential ‡	14,479	1,180,038
Essex Property Trust ‡	3,077	1,013,164
Extra Space Storage ‡	6,036	1,146,840
Federal Realty Investment Trust ‡	2,997	350,829
Healthpeak Properties ‡	23,004	754,761
Host Hotels & Resorts ‡	31,545	641,941
Iron Mountain ‡	12,312	661,524
Kimco Realty ‡	25,061	634,795
Mid-America Apartment Communities ‡	5,391	1,060,302
Orion Office REIT ‡	1	8
ProLogis ‡	32,734	5,246,933
Public Storage ‡	6,417	2,383,915
Realty Income ‡	25,730	1,784,633

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Regency Centers ‡	6,899	$474,858
SBA Communications, Cl A ‡	4,513	1,566,507
Simon Property Group ‡	14,320	1,689,760
UDR ‡	12,165	647,300
Ventas ‡	16,554	919,575
Vornado Realty Trust ‡	6,738	260,828
Welltower ‡	18,358	1,667,090
Weyerhaeuser ‡	31,682	1,305,932
		44,352,038

Utilities — 2.8%
AES	29,458	601,532
Alliant Energy	10,100	593,981
Ameren	10,129	940,984
American Electric Power	21,290	2,110,052
American Water Works	7,915	1,219,543
Atmos Energy	5,896	668,606
CenterPoint Energy	26,067	797,911
CMS Energy	12,389	851,000
Consolidated Edison	15,439	1,431,813
Constellation Energy	13,354	790,671
Dominion Energy	36,236	2,958,307
DTE Energy	8,382	1,098,377
Duke Energy	33,834	3,727,153
Edison International	15,898	1,093,623
Entergy	9,496	1,128,600
Evergy	10,046	681,621
Eversource Energy	14,528	1,269,747
Exelon	41,281	1,931,125
FirstEnergy	23,233	1,006,221
NextEra Energy	85,133	6,046,146
NiSource	17,029	495,885
NRG Energy	10,020	359,718

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Pinnacle West Capital	5,060	$360,272
PPL	31,918	903,599
Public Service Enterprise Group	21,657	1,508,627
Sempra Energy	14,016	2,261,622
Southern	46,954	3,445,954
WEC Energy Group	13,245	1,325,162
Xcel Energy	22,476	1,646,592
		43,254,444

TOTAL UNITED STATES		1,522,016,223
TOTAL COMMON STOCK
(Cost $1,593,418,648)		1,532,908,241
TOTAL INVESTMENTS — 100.2%
(Cost $1,593,418,648)		$1,532,908,241

		Value
WRITTEN OPTIONS— (0.2)%(1)
UNITED STATES— (0.2)%
(Premiums Received $(32,844,397))	(3,709)	$(3,690,455)

Percentages are based on Net Assets of $1,530,097,562.

A list of the exchange traded option contracts held by the Fund at April 30, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.3)%
Call Options
S&P 500 Index*	(3,709)	$(1,643,087,000)	$4,430.00	05/20/22	$(3,690,455)

*	Non-income producing security.
‡	Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call ETF

(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions contracts. The aggregate market value of collateral at April 30, 2022 was$1,532,908,241.

Cl — Class
REIT — Real Estate Investment Trust
S&P — Standard & Poor’s

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,532,908,241	$—	$—	$1,532,908,241
Total Investments in Securities	$1,532,908,241	$—	$—	$1,532,908,241

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(3,690,455)	$–	$–	$(3,690,455)
Total Other Financial Instruments	$(3,690,455)	$–	$–	$(3,690,455)

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — 54.3%
BAHAMAS — 0.0%
Consumer Discretionary — 0.0%
OneSpaWorld Holdings *	15,293	$153,542

BERMUDA — 0.2%
Energy — 0.0%
Teekay *	19,769	64,052
Teekay Tankers, Cl A *	6,714	107,491
		171,543

Financials — 0.1%
Bank of NT Butterfield & Son	14,174	453,993
SiriusPoint *	24,991	156,943
		610,936

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.1%
Triton International	19,023	$1,162,115

TOTAL BERMUDA		1,944,594
CAMEROON — 0.1%
Energy — 0.1%
Golar LNG *	28,721	641,053

CANADA — 0.1%
Communication Services — 0.0%
Telesat *	1,865	20,962

Health Care — 0.0%
Portage Biotech *	1,492	8,266

Materials — 0.0%
Novagold Resources *	67,497	419,831
PolyMet Mining *	8,206	25,849
		445,680

Utilities — 0.1%
Brookfield Infrastructure, Cl A	17,904	1,269,752

TOTAL CANADA		1,744,660
CHILE — 0.0%
Communication Services — 0.0%
Liberty Latin America, Cl A *	11,563	106,842
Liberty Latin America, Cl C *	44,014	406,689

TOTAL CHILE		513,531
CHINA — 0.0%
Industrials — 0.0%
Textainer Group Holdings	13,428	450,375

GERMANY — 0.0%
Health Care — 0.0%
Affimed *	32,824	123,418

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — 0.0%
Orion Engineered Carbons	17,158	$259,086

TOTAL GERMANY		382,504
GHANA — 0.1%
Energy — 0.1%
Kosmos Energy *	127,550	862,238

GREECE — 0.0%
Industrials — 0.0%
Safe Bulkers	17,904	73,585

IRELAND — 0.0%
Health Care — 0.0%
Prothena *	10,444	304,547

Industrials — 0.0%
Cimpress *	4,849	244,923

TOTAL IRELAND		549,470
ISRAEL — 0.1%
Consumer Discretionary — 0.0%
NEOGAMES *	2,984	39,001

Health Care — 0.0%
Oramed Pharmaceuticals *	10,444	53,682

Information Technology — 0.1%
JFrog *	15,293	319,165
Sapiens International	8,952	208,044
		527,209

TOTAL ISRAEL		619,892
MONACO — 0.0%
Energy — 0.0%
Scorpio Tankers	13,801	341,299

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.0%
Costamare	14,920	$200,077

TOTAL MONACO		541,376
NORWAY — 0.1%
Energy — 0.1%
Frontline *	35,062	292,067
SFL	35,062	347,815

TOTAL NORWAY		639,882
PANAMA — 0.0%
Financials — 0.0%
Banco Latinoamericano de Comercio Exterior, Cl E	8,952	129,714

PUERTO RICO — 0.1%
Financials — 0.1%
First Bancorp	56,500	768,965
OFG Bancorp	13,801	366,831
		1,135,796

Information Technology — 0.0%
EVERTEC	17,158	676,025

TOTAL PUERTO RICO		1,811,821
SINGAPORE — 0.1%
Information Technology — 0.1%
Kulicke & Soffa Industries	17,531	813,614

THAILAND — 0.1%
Information Technology — 0.1%
Fabrinet *	10,444	1,025,496

UNITED ARAB EMIRATES — 0.0%
Communication Services — 0.0%
Eros STX Global *	4,476	7,744

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.0%
Industrials — 0.0%
Luxfer Holdings	7,833	$126,425

UNITED STATES — 53.3%
Communication Services — 1.5%
Advantage Solutions *	21,634	108,819
AMC Entertainment Holdings, Cl A *	146,589	2,242,812
AMC Networks, Cl A *	8,206	267,762
Anterix *	3,357	174,027
ATN International	2,984	117,868
Audacy, Cl A *	33,570	85,268
Bandwidth, Cl A *	6,714	148,514
Boston Omaha, Cl A *	5,968	124,373
Cardlytics *	9,325	318,262
Cargurus, Cl A *	27,229	889,844
Cars.com *	19,396	215,684
Chicken Soup For The Soul Entertainment, Cl A *	2,238	19,493
Cinemark Holdings *	30,586	485,094
Clear Channel Outdoor Holdings, Cl A *	103,305	254,130
Cogent Communications Holdings	11,936	698,256
comScore *	19,769	39,933
Consolidated Communications Holdings *	20,872	124,188
CuriosityStream *	7,460	15,144
Daily Journal *	12	3,086
Digital Media Solutions, Cl A *	746	2,051
EchoStar, Cl A *	10,444	243,867
Emerald Holding *	6,714	18,061
Entravision Communications, Cl A	17,158	88,707
Eventbrite, Cl A *	21,634	228,888
EverQuote, Cl A *	5,595	77,659
EW Scripps, Cl A *	16,412	270,142

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Fluent *	12,309	$16,494
fuboTV *	38,419	145,608
Gannett *	39,911	160,043
Globalstar *	172,326	199,898
Gogo *	16,785	309,012
Gray Television	24,245	449,017
Hemisphere Media Group, Cl A *	4,476	17,412
IDT, Cl B *	4,103	108,647
iHeartMedia *	31,705	506,963
IMAX *	14,174	224,233
Integral Ad Science Holding *	9,325	110,128
Iridium Communications *	33,570	1,198,785
John Wiley & Sons, Cl A	12,309	626,405
Liberty Media -Liberty Braves, Cl A *	2,984	78,390
Liberty Media -Liberty Braves, Cl B *	10,444	262,249
Liberty TripAdvisor Holdings, Cl A *	20,515	30,772
Lions Gate Entertainment, Cl A *	16,412	221,398
Lions Gate Entertainment, Cl B *	33,570	421,975
LiveOne *	17,158	11,667
Madison Square Garden Entertainment *	7,460	546,445
Magnite *	36,927	356,346
Marcus *	6,341	99,744
MediaAlpha, Cl A *	5,968	87,968
National CineMedia	17,158	37,919
Ooma *	6,341	81,418
Outbrain *	6,714	60,426
QuinStreet *	14,174	134,795
Radius Global Infrastructure, Cl A *	20,515	254,796
Scholastic	7,833	288,646
Shenandoah Telecommunications	13,801	278,780
Sinclair Broadcast Group, Cl A	13,055	290,343
Society Pass *	1,119	2,249

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Stagwell *	17,531	$118,860
TechTarget *	7,460	502,133
TEGNA	62,664	1,381,741
Telephone and Data Systems	28,721	526,169
Thryv Holdings *	2,238	57,808
TrueCar *	27,229	97,480
United States Cellular *	4,476	128,819
WideOpenWest *	14,920	299,146
Yelp, Cl A *	20,142	655,219
Ziff Davis *	12,309	1,087,623
		19,735,901

Consumer Discretionary — 5.7%
1-800-Flowers.com, Cl A *	7,460	76,092
1stdibs.com *	5,595	42,298
2U *	20,515	204,740
Aaron’s	8,952	183,785
Abercrombie & Fitch, Cl A *	16,039	554,629
Academy Sports & Outdoors	22,380	836,117
Accel Entertainment, Cl A *	16,039	189,741
Acushnet Holdings	9,698	395,097
Adient *	26,856	916,864
Adtalem Global Education *	14,174	415,440
aka Brands Holding *	2,611	9,217
American Axle & Manufacturing Holdings *	32,078	212,356
American Eagle Outfitters	43,268	653,779
American Outdoor Brands *	4,103	51,698
American Public Education *	5,222	101,516
America’s Car-Mart *	1,865	150,785
AMMO *	24,991	101,214
Arcimoto *	8,206	27,572
Arko	23,499	217,836
Asbury Automotive Group *	6,714	1,233,429

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Aterian *	7,460	$38,270
Bally’s *	9,325	278,258
Barnes & Noble Education *	12,682	38,553
Bassett Furniture Industries	2,611	43,238
Beazer Homes USA *	8,206	123,746
Bed Bath & Beyond *	27,602	375,663
Big 5 Sporting Goods	5,968	86,357
Big Lots	8,579	265,091
Biglari Holdings, Cl B *	3	409
BJ’s Restaurants *	6,341	176,216
Bloomin’ Brands	24,991	549,552
Bluegreen Vacations Holding, Cl A	4,103	107,909
Boot Barn Holdings *	8,206	739,032
Brinker International *	12,682	460,737
Buckle	8,579	266,464
Caleres	10,444	239,481
Callaway Golf *	32,824	720,159
Camping World Holdings, Cl A	11,936	306,516
Canoo *	30,213	145,022
CarLotz *	20,319	18,041
CarParts.com *	13,801	82,668
Carriage Services, Cl A	4,476	191,976
Carrols Restaurant Group *	9,325	14,920
Cato, Cl A	5,595	75,812
Cavco Industries *	2,611	616,849
Century Casinos *	7,833	82,012
Century Communities	8,579	452,285
Cheesecake Factory	13,055	481,860
Chico’s FAS *	34,316	181,875
Children’s Place *	3,730	172,811
Chuy’s Holdings *	5,595	139,931
Citi Trends *	2,238	62,597

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Clarus	7,460	$166,731
Conn’s *	5,222	81,724
Container Store Group *	8,952	68,483
Cooper-Standard Holdings *	4,849	22,354
Coursera *	20,888	392,903
Cracker Barrel Old Country Store	6,714	745,187
Crocs *	16,412	1,090,249
Dana	41,403	613,178
Dave & Buster’s Entertainment *	12,309	560,059
Denny’s *	17,531	224,747
Designer Brands, Cl A	17,158	237,124
Dillard’s, Cl A	1,492	453,285
Dine Brands Global	4,476	320,884
Dorman Products *	7,460	736,451
Drive Shack *	23,499	28,904
Duluth Holdings, Cl B *	3,357	41,123
El Pollo Loco Holdings *	5,579	59,416
Escalade	2,984	39,240
Ethan Allen Interiors	6,341	150,535
European Wax Center, Cl A *	3,730	102,388
Everi Holdings *	24,245	420,893
F45 Training Holdings *	8,952	78,688
Fiesta Restaurant Group *	4,849	32,973
First Watch Restaurant Group *	2,984	38,792
Fisker *	46,252	465,295
Flexsteel Industries	1,865	40,452
Fossil Group *	13,428	132,669
Fox Factory Holding *	11,936	977,320
Franchise Group	8,206	306,002
Full House Resorts *	9,325	84,391
Funko, Cl A *	7,460	121,523
GAN *	11,563	43,130

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Genesco *	4,103	$254,509
Genius Brands International *	80,195	56,938
Gentherm *	9,325	628,692
G-III Apparel Group *	12,682	335,819
Golden Entertainment *	4,849	232,558
Goodyear Tire & Rubber *	78,330	1,043,356
GoPro, Cl A *	36,554	326,062
Graham Holdings, Cl B	1,119	662,862
Green Brick Partners *	8,579	169,006
Greenlane Holdings, Cl A *	5,222	1,802
Group 1 Automotive	4,849	844,405
Groupon, Cl A *	6,714	130,990
GrowGeneration *	15,666	92,586
Guess?	11,563	259,821
Hall of Fame Resort & Entertainment *	15,666	12,962
Hamilton Beach Brands Holding, Cl A	2,238	20,948
Haverty Furniture	4,476	111,139
Helen of Troy *	6,714	1,440,220
Hibbett	3,730	161,061
Hilton Grand Vacations *	24,245	1,135,393
Hooker Furnishings	3,357	56,599
Hovnanian Enterprises, Cl A *	1,492	68,662
Installed Building Products	6,714	540,276
International Game Technology	28,348	618,837
iRobot *	7,460	377,849
Jack in the Box	5,968	493,912
JOANN	3,357	35,047
Johnson Outdoors, Cl A	1,492	114,108
KB Home	22,737	737,361
Kirkland’s *	3,730	26,968
Kontoor Brands	14,547	577,952
Krispy Kreme	24,245	321,974

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Kura Sushi USA, Cl A *	1,119	$56,151
Lands’ End *	4,103	57,524
Landsea Homes *	2,984	24,857
Latham Group *	12,309	147,708
Laureate Education, Cl A *	28,348	321,183
La-Z-Boy	12,666	332,862
Lazydays Holdings *	2,238	43,484
LCI Industries	7,087	689,707
Legacy Housing *	2,238	39,210
LGI Homes *	5,968	559,261
Life Time Group Holdings *	11,190	160,017
Lifetime Brands	3,730	47,073
Light & Wonder, Cl A *	27,229	1,526,458
Lindblad Expeditions Holdings *	8,579	131,344
Liquidity Services *	6,714	96,816
LL Flooring Holdings *	8,206	113,325
Lordstown Motors, Cl A *	44,014	95,951
Lovesac *	3,730	163,523
Lulu’s Fashion Lounge Holdings *	1,492	14,383
M/I Homes *	8,206	363,362
Macy’s	85,774	2,073,158
Malibu Boats, Cl A *	5,968	300,131
Marine Products	2,238	26,274
MarineMax *	5,968	244,211
MasterCraft Boat Holdings *	5,222	125,694
MDC Holdings	16,412	605,767
Meritage Homes *	10,444	862,152
Modine Manufacturing *	14,174	111,975
Monarch Casino & Resort *	3,730	261,660
Monro	9,325	426,432
Motorcar Parts of America *	5,222	79,427
Movado Group	4,476	161,002

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Murphy USA	6,714	$1,568,390
Nathan’s Famous	746	35,338
National Vision Holdings *	23,499	884,737
Nautilus *	8,579	25,823
Noodles, Cl A *	11,563	64,406
ODP *	13,055	561,757
ONE Group Hospitality *	5,968	55,562
OneWater Marine, Cl A *	2,984	97,547
Overstock.com *	12,309	413,090
Oxford Industries	4,476	401,050
Papa John’s International	9,325	849,041
Party City Holdco *	31,332	96,816
Patrick Industries	6,341	394,727
Perdoceo Education *	20,142	225,188
PetMed Express	5,952	130,349
PlayAGS *	7,833	51,698
PLBY Group *	8,206	72,541
Porch Group *	21,634	80,046
Portillo’s, Cl A *	6,714	139,853
PowerSchool Holdings, Cl A *	12,309	186,358
Purple Innovation, Cl A *	16,412	67,617
Quotient Technology *	25,364	134,683
RCI Hospitality Holdings	2,611	161,778
RealReal *	22,753	123,321
Red Robin Gourmet Burgers *	4,476	59,038
Red Rock Resorts, Cl A	15,293	672,280
Regis *	12,293	16,596
Rent the Runway, Cl A *	4,849	30,743
Rent-A-Center, Cl A	18,650	449,838
Revolve Group, Cl A *	10,071	425,600
Rocky Brands	1,865	71,821
Rush Street Interactive *	14,920	94,742

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Ruth’s Hospitality Group	9,325	$195,545
Sally Beauty Holdings *	31,332	473,740
SeaWorld Entertainment *	14,174	955,895
Shake Shack, Cl A *	10,801	624,622
Shift Technologies *	17,158	22,992
Shoe Carnival	4,849	146,391
Shutterstock	6,714	508,384
Signet Jewelers	14,920	1,047,384
Skyline Champion *	14,920	761,517
Sleep Number *	6,341	257,191
Smith & Wesson Brands	13,428	184,366
Snap One Holdings *	5,222	62,403
Solo Brands, Cl A *	4,103	24,495
Sonic Automotive, Cl A	5,968	253,938
Sonos *	36,554	834,162
Sportsman’s Warehouse Holdings *	12,309	118,289
Standard Motor Products	5,968	254,714
Steven Madden	22,753	934,238
Stitch Fix, Cl A *	23,126	219,697
StoneMor *	8,952	21,216
Stoneridge *	7,460	147,037
Strategic Education	7,087	457,820
Stride *	11,936	469,085
Sturm Ruger	4,849	330,459
Superior Group	3,357	53,376
Sweetgreen, Cl A *	3,357	90,639
Target Hospitality *	7,087	44,365
Taylor Morrison Home, Cl A *	33,943	888,967
Tenneco, Cl A *	19,396	333,029
Texas Roadhouse, Cl A	19,769	1,627,582
Tilly’s, Cl A *	6,341	55,928
Torrid Holdings *	5,222	30,601

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Traeger *	8,952	$53,622
TravelCenters of America *	3,714	141,169
Tri Pointe Homes *	31,332	647,632
Tupperware Brands *	13,801	242,622
Udemy *	4,103	44,764
Unifi *	4,103	60,191
Universal Electronics *	3,730	110,035
Urban Outfitters *	19,396	461,625
Vera Bradley *	7,460	45,879
Vista Outdoor *	16,039	565,054
Visteon *	7,833	820,193
Vivint Smart Home *	26,110	136,816
VOXX International, Cl A *	4,476	33,883
Vuzix *	16,785	86,778
Weber, Cl A	5,968	52,399
Wingstop	8,579	787,209
Winmark	1,119	227,381
Winnebago Industries	9,325	495,904
Wolverine World Wide	23,126	458,357
Workhorse Group *	43,641	131,359
WW International *	14,920	146,067
XL Fleet *	33,943	47,520
Xometry, Cl A *	7,087	232,595
XPEL *	5,222	225,956
Xponential Fitness, Cl A *	3,357	69,557
Zumiez *	5,595	204,945
		72,740,317

Consumer Staples — 2.1%
22nd Century Group *	45,863	87,598
Andersons	8,952	449,659
AppHarvest *	19,769	81,251
B&G Foods	18,277	492,200

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Beauty Health *	24,618	$322,496
BellRing Brands *	32,078	687,432
BJ’s Wholesale Club Holdings *	38,792	2,496,265
Calavo Growers	4,849	175,728
Cal-Maine Foods	11,563	621,280
Celsius Holdings *	15,293	795,236
Central Garden & Pet *	2,968	129,969
Central Garden & Pet, Cl A *	11,190	463,042
Chefs’ Warehouse *	8,952	327,643
Coca-Cola Consolidated	1,492	658,718
Duckhorn Portfolio *	10,071	195,579
Edgewell Personal Care	15,293	583,275
elf Beauty *	13,801	335,778
Energizer Holdings	19,023	576,207
Fresh Del Monte Produce	9,698	252,633
HF Foods Group *	10,801	63,078
Honest *	24,245	96,010
Hostess Brands, Cl A *	39,165	888,654
Ingles Markets, Cl A	4,103	382,071
Inter Parfums	5,222	426,794
J & J Snack Foods	4,103	614,219
John B Sanfilippo & Son	2,611	202,718
Laird Superfood *	1,865	5,614
Lancaster Colony	5,222	810,350
Landec *	7,460	74,227
Limoneira	4,476	53,444
MedAvail Holdings *	3,357	5,573
Medifast	3,357	598,755
MGP Ingredients	4,103	374,727
Mission Produce *	10,444	132,848
National Beverage *	6,714	295,953
Natural Grocers by Vitamin Cottage	2,611	53,238

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Nature’s Sunshine Products *	3,357	$55,592
NewAge *	38,046	15,066
Nu Skin Enterprises, Cl A	14,174	604,379
Oil-Dri Corp of America	1,492	37,225
Performance Food Group *	42,895	2,112,579
PriceSmart	7,087	563,062
Primo Water	44,760	655,286
Revlon, Cl A *	1,865	11,414
Rite Aid *	15,666	99,792
Sanderson Farms	5,595	1,059,525
Seneca Foods, Cl A *	1,865	101,176
Simply Good Foods *	24,245	1,009,804
Sovos Brands *	7,460	112,646
SpartanNash	10,071	345,234
Sprouts Farmers Market *	32,078	955,924
Tattooed Chef *	13,428	107,290
Thorne HealthTech *	1,865	12,496
Tootsie Roll Industries	4,476	156,794
TreeHouse Foods *	14,920	469,980
Turning Point Brands	4,103	128,793
United Natural Foods *	16,412	704,567
Universal	6,714	388,405
USANA Health Sciences *	3,357	257,348
Utz Brands	17,142	242,045
Vector Group	40,657	517,157
Veru *	18,277	214,206
Village Super Market, Cl A	2,238	51,899
Vita Coco *	3,357	36,457
Vital Farms *	7,087	81,501
WD-40	3,730	686,245
Weis Markets	4,849	387,338
Whole Earth Brands *	10,444	72,168
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Zevia PBC, Cl A *	2,984	$10,265
		27,073,920

Energy — 3.7%
Aemetis *	7,833	71,515
Alto Ingredients *	20,142	116,219
Antero Resources *	81,314	2,862,253
Arch Resources	4,476	744,717
Archrock	38,419	334,630
Berry	19,023	208,682
Brigham Minerals, Cl A	12,309	305,017
Bristow Group *	6,714	200,212
Cactus, Cl A	15,666	782,203
California Resources	23,126	929,896
Callon Petroleum *	13,801	707,577
Centennial Resource Development, Cl A *	52,220	404,183
Centrus Energy, Cl A *	2,611	72,481
ChampionX	57,442	1,212,026
Chesapeake Energy	29,840	2,447,477
Civitas Resources	12,309	721,554
Clean Energy Fuels *	44,014	257,922
CNX Resources *	57,069	1,172,768
Comstock Resources *	26,110	444,653
CONSOL Energy *	9,698	461,140
Crescent Energy, Cl A	8,206	128,916
CVR Energy	8,579	215,076
Delek US Holdings *	18,650	451,330
Denbury *	14,174	906,853
DHT Holdings	39,911	224,300
DMC Global *	5,595	111,844
Dorian LPG	8,952	131,773
Dril-Quip *	10,071	290,851
Earthstone Energy, Cl A *	8,579	115,731

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Energy Fuels *	44,014	$330,545
Equitrans Midstream	116,003	911,784
Expro Group Holdings *	13,055	199,480
Falcon Minerals	11,190	76,092
Gevo *	56,323	208,958
Green Plains *	13,428	376,924
Helix Energy Solutions Group *	40,657	167,100
Helmerich & Payne	29,094	1,339,197
HighPeak Energy	1,492	40,747
International Seaways	13,055	275,852
Kinetik Holdings, Cl A	746	53,078
Laredo Petroleum *	3,730	265,613
Liberty Energy, Cl A *	26,467	427,177
Magnolia Oil & Gas, Cl A	41,030	953,537
Matador Resources	31,332	1,529,628
Murphy Oil	41,776	1,590,830
Nabors Industries *	1,865	288,366
National Energy Services Reunited *	10,817	72,366
Newpark Resources *	25,737	89,822
NexTier Oilfield Solutions *	49,236	543,073
Nordic American Tankers	47,744	122,225
Northern Oil and Gas	17,531	437,924
Oasis Petroleum	5,595	742,233
Oceaneering International *	28,348	321,183
Oil States International *	17,158	115,988
Ovintiv	74,584	3,817,955
Par Pacific Holdings *	12,682	186,045
Patterson-UTI Energy	52,966	870,761
PBF Energy, Cl A *	27,229	791,275
PDC Energy	27,602	1,924,964
Peabody Energy *	25,364	574,241
ProPetro Holding *	24,618	348,099

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Range Resources *	67,886	$2,032,507
Ranger Oil, Cl A *	5,968	190,081
Renewable Energy Group *	12,682	774,363
REX American Resources *	1,492	126,268
Riley Exploration Permian	2,984	69,318
RPC *	19,023	196,698
Select Energy Services, Cl A *	18,277	141,830
SM Energy	33,943	1,205,995
Solaris Oilfield Infrastructure, Cl A	8,952	100,710
Southwestern Energy *	288,686	2,165,145
Talos Energy *	10,444	189,767
Tellurian *	105,186	523,826
TETRA Technologies *	34,689	127,656
Tidewater *	11,563	230,797
Uranium Energy *	74,973	318,635
Ur-Energy *	52,593	72,578
US Silica Holdings *	20,888	388,099
W&T Offshore *	26,483	126,059
Whiting Petroleum	11,190	817,430
World Fuel Services	17,888	433,247
		47,257,870

Financials — 8.5%
1st Source	4,849	209,816
AFC Gamma ‡	4,103	65,689
Alerus Financial	4,103	104,832
Allegiance Bancshares	5,579	227,958
Amalgamated Financial	3,730	65,611
A-Mark Precious Metals *	2,611	205,747
Ambac Financial Group *	13,055	100,915
Amerant Bancorp, Cl A	7,460	198,361
American Equity Investment Life Holding	23,499	886,382
American National Bankshares	2,984	103,664

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
American National Group	2,238	$422,109
Ameris Bancorp	19,023	793,259
AMERISAFE	5,595	259,328
Angel Oak Mortgage ‡	2,611	42,194
Apollo Commercial Real Estate Finance ‡	39,911	480,528
Arbor Realty Trust ‡	41,030	701,613
Ares Commercial Real Estate ‡	12,309	185,497
Argo Group International Holdings	8,952	383,146
ARMOUR Residential ‡	25,364	186,172
Arrow Financial	4,103	128,424
Artisan Partners Asset Management, Cl A	16,785	539,470
AssetMark Financial Holdings *	5,222	100,419
Associated Banc-Corp	42,149	840,873
Associated Capital Group	373	14,771
Atlantic Union Bankshares	21,261	718,197
Atlanticus Holdings *	1,492	64,216
Axos Financial *	16,039	607,557
B Riley Financial	5,595	252,670
Banc of California	15,666	282,615
BancFirst	4,849	396,406
Bancorp *	14,920	338,535
Bank First	1,865	131,856
Bank of Marin Bancorp	4,476	139,920
BankUnited	24,245	910,157
Banner	9,698	520,783
Bar Harbor Bankshares	4,103	107,129
Berkshire Hills Bancorp	13,801	341,437
BGC Partners, Cl A	89,893	326,312
Blackstone Mortgage Trust, Cl A ‡	44,760	1,344,590
Blucora *	13,801	279,470
Blue Foundry Bancorp *	7,833	98,852
Blue Ridge Bankshares	4,849	70,650

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Bridgewater Bancshares *	5,968	$95,607
Bright Health Group *	73,481	132,266
Brightsphere Investment Group	9,325	186,873
BrightSpire Capital, Cl A ‡	23,872	202,912
Broadmark Realty Capital ‡	36,554	285,487
Brookline Bancorp	21,634	312,828
BRP Group, Cl A *	13,428	310,455
Business First Bancshares	5,595	123,985
Byline Bancorp	7,087	166,261
Cadence Bank	51,474	1,288,909
Cambridge Bancorp	1,865	152,389
Camden National	4,103	183,609
Cannae Holdings *	24,229	542,730
Capital Bancorp	2,238	50,377
Capital City Bank Group	3,730	95,525
Capitol Federal Financial	36,927	355,607
Capstar Financial Holdings	5,968	120,255
Carter Bankshares *	7,460	122,046
Cathay General Bancorp	20,515	822,446
CBTX	5,222	148,931
Central Pacific Financial	7,833	189,402
Chicago Atlantic Real Estate Finance	1,865	33,178
Chimera Investment ‡	66,767	669,005
Citizens, Cl A *	14,174	42,380
Citizens & Northern	4,476	104,783
City Holding	4,103	317,490
Civista Bancshares	4,103	85,424
CNB Financial	4,476	111,229
CNO Financial Group	33,943	819,384
Coastal Financial *	2,984	122,463
Cohen & Steers	7,087	550,589
Columbia Banking System	22,380	628,430

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Columbia Financial *	11,190	$212,051
Community Bank System	15,293	984,869
Community Trust Bancorp	4,476	178,190
ConnectOne Bancorp	10,444	290,970
Cowen, Cl A	7,460	170,461
Crawford, Cl A	4,476	34,913
CrossFirst Bankshares *	13,055	167,235
Curo Group Holdings	5,968	70,064
Customers Bancorp *	8,579	360,919
CVB Financial	38,792	892,992
Diamond Hill Investment Group	746	125,604
Dime Community Bancshares	9,698	304,905
Donegal Group, Cl A	4,103	55,514
Donnelley Financial Solutions *	8,206	240,190
Dynex Capital ‡	10,071	163,452
Eagle Bancorp	8,952	450,733
Eastern Bankshares	48,863	936,215
eHealth *	7,087	57,050
Ellington Financial ‡	15,293	247,594
Employers Holdings	7,833	308,150
Enact Holdings	4,103	96,749
Encore Capital Group *	7,087	409,699
Enova International *	10,444	390,606
Enstar Group *	3,357	791,413
Enterprise Bancorp	2,611	88,643
Enterprise Financial Services	9,698	428,361
Equity Bancshares, Cl A	3,730	113,877
Essent Group	30,943	1,254,120
EZCORP, Cl A *	14,174	99,218
Farmers National Banc	8,952	137,145
FB Financial	9,325	359,292
Federal Agricultural Mortgage, Cl C	2,611	267,445

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Federated Hermes, Cl B	26,483	$754,236
Fidelity D&D Bancorp	1,119	41,593
Finance of America, Cl A *	5,222	11,802
Financial Institutions	4,476	124,612
First Bancorp	2,984	84,000
First Bancorp	9,698	363,287
First Bancshares	5,595	180,103
First Bank	4,476	63,828
First Busey	14,174	318,490
First Commonwealth Financial	26,856	362,019
First Community Bankshares	4,849	129,129
First Financial	3,357	143,075
First Financial Bancorp	26,483	541,577
First Financial Bankshares	36,927	1,476,341
First Foundation	14,174	314,946
First Internet Bancorp	2,611	100,497
First Interstate BancSystem, Cl A	24,991	812,707
First Merchants	16,412	643,186
First Mid Bancshares	4,849	174,758
First of Long Island	6,341	106,402
FirstCash Holdings	11,190	892,738
Five Star Bancorp	3,357	83,757
Flagstar Bancorp	14,920	526,676
Flushing Financial	8,206	176,429
Focus Financial Partners, Cl A *	18,634	735,111
Franklin BSP Realty Trust ‡	10,071	133,541
FS Bancorp	1,865	54,812
Fulton Financial	45,133	684,668
GAMCO Investors, Cl A	1,492	29,795
GCM Grosvenor	12,682	104,627
Genworth Financial, Cl A *	143,978	534,158
German American Bancorp	7,087	248,754

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Glacier Bancorp	31,332	$1,433,752
Goosehead Insurance, Cl A *	5,222	300,213
Granite Point Mortgage Trust ‡	15,293	148,801
Great Ajax ‡	6,341	59,035
Great Southern Bancorp	2,984	169,312
Green Dot, Cl A *	15,293	404,959
Greenhill	4,103	49,687
Greenlight Capital Re, Cl A *	7,460	51,325
Guaranty Bancshares	2,238	76,987
Hamilton Lane, Cl A	10,071	690,669
Hancock Whitney	24,618	1,151,384
Hanmi Financial	8,579	198,604
Hannon Armstrong Sustainable Infrastructure Capital ‡	21,634	865,144
HarborOne Bancorp	13,428	179,801
HBT Financial	2,984	51,265
HCI Group	1,492	95,622
Heartland Financial USA	11,563	506,113
Heritage Commerce	16,769	188,316
Heritage Financial	9,698	234,886
Heritage Insurance Holdings	7,460	31,780
Hilltop Holdings	17,531	446,865
Hingham Institution For Savings The	373	120,505
Home Bancorp	2,238	85,783
Home BancShares	43,268	935,454
Home Point Capital	2,238	6,087
HomeStreet	5,595	227,101
HomeTrust Bancshares	4,103	110,904
Hope Bancorp	32,824	469,383
Horace Mann Educators	11,936	475,650
Horizon Bancorp	12,309	215,161
Houlihan Lokey, Cl A	14,547	1,211,620

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Independent Bank	13,055	$1,007,324
Independent Bank	5,968	117,808
Independent Bank Group	10,444	708,103
International Bancshares	15,293	608,508
Invesco Mortgage Capital ‡	89,147	155,116
Investors Title	11	2,064
James River Group Holdings	10,444	247,627
Kearny Financial	18,650	221,189
Kinsale Capital Group	5,968	1,323,046
KKR Real Estate Finance Trust ‡	10,071	191,349
Ladder Capital, Cl A ‡	32,435	369,435
Lakeland Bancorp	17,531	263,491
Lakeland Financial	7,087	516,075
LendingClub *	28,348	432,307
LendingTree *	3,357	266,613
Live Oak Bancshares	8,952	378,938
Luther Burbank	4,476	59,397
Macatawa Bank	7,460	65,275
Maiden Holdings *	19,769	43,887
MBIA *	13,785	165,971
Mercantile Bank	4,476	140,546
Merchants Bancorp	4,103	96,503
Meta Financial Group	8,206	358,192
Metrocity Bankshares	5,222	106,424
MetroMile *	32,451	31,847
Metropolitan Bank Holding *	2,984	265,725
MFA Financial ‡	31,332	446,481
Mid Penn Bancorp	4,103	105,981
Midland States Bancorp	5,968	157,316
MidWestOne Financial Group	4,103	122,598
Moelis, Cl A	17,531	775,922
Mr Cooper Group *	17,531	788,369

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
MVB Financial	2,984	$119,539
National Bank Holdings, Cl A	8,206	299,601
National Western Life Group, Cl A	746	148,275
Navient	42,895	681,602
NBT Bancorp	11,936	420,147
Nelnet, Cl A	4,849	397,957
New York Mortgage Trust ‡	107,797	347,106
NI Holdings *	2,611	41,384
Nicolet Bankshares *	3,357	273,193
NMI Holdings, Cl A *	23,872	438,767
Northfield Bancorp	12,666	165,798
Northrim BanCorp	1,492	59,784
Northwest Bancshares	34,689	439,857
OceanFirst Financial	16,412	307,397
Ocwen Financial *	2,238	46,550
Old National Bancorp	83,552	1,266,648
Old Second Bancorp	7,833	107,860
Open Lending, Cl A *	29,467	401,930
Oportun Financial *	5,968	69,169
Oppenheimer Holdings, Cl A	2,611	84,126
Orchid Island Capital, Cl A ‡	38,419	106,805
Origin Bancorp	6,341	238,929
Orrstown Financial Services	2,984	70,363
Pacific Premier Bancorp	26,483	830,507
Palomar Holdings *	7,087	385,887
Park National	4,103	483,539
PCSB Financial	3,730	68,334
Peapack-Gladstone Financial	4,849	150,271
PennyMac Financial Services	8,579	416,596
PennyMac Mortgage Investment Trust ‡	27,975	429,137
Peoples Bancorp	7,087	194,326
Peoples Financial Services	1,865	92,579

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Pioneer Bancorp *	3,357	$34,913
Piper Sandler	4,849	557,538
PJT Partners	6,714	443,057
PRA Group *	12,309	517,347
Preferred Bank	3,730	250,358
Premier Financial	10,071	267,284
Primis Financial	6,714	91,646
ProAssurance	15,293	375,749
PROG Holdings *	16,039	424,552
Provident Bancorp	4,476	71,258
Provident Financial Services	21,261	470,506
Pzena Investment Management, Cl A	4,849	30,500
QCR Holdings	4,849	263,252
Radian Group	51,101	1,093,050
RBB Bancorp	4,103	87,763
Ready Capital ‡	19,023	277,165
Red River Bancshares	1,119	60,706
Redwood Trust ‡	32,451	314,775
Regional Management	2,238	96,346
Renasant	15,666	466,690
Republic Bancorp, Cl A	2,611	108,826
Republic First Bancorp *	12,682	53,138
RLI	11,190	1,284,388
S&T Bancorp	11,174	315,777
Safety Insurance Group	4,103	353,022
Sandy Spring Bancorp	12,682	498,022
Sculptor Capital Management, Cl A	6,341	66,327
Seacoast Banking Corp of Florida	15,666	509,145
Selective Insurance Group	16,785	1,382,413
Selectquote *	38,046	78,375
ServisFirst Bancshares	14,174	1,138,456
Sierra Bancorp	4,103	89,240

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Silvergate Capital, Cl A *	7,833	$916,148
Simmons First National, Cl A	35,435	845,833
SmartFinancial	4,103	100,606
South Plains Financial	2,984	72,064
Southern First Bancshares *	2,238	102,277
Southern Missouri Bancorp	2,238	94,444
Southside Bancshares	8,952	350,829
SouthState	22,007	1,704,222
StepStone Group, Cl A	13,055	334,469
Stewart Information Services	7,460	384,936
Stock Yards Bancorp	6,714	351,008
StoneX Group *	4,849	328,665
Summit Financial Group	2,984	81,314
Texas Capital Bancshares *	14,547	747,134
Third Coast Bancshares *	1,119	25,368
Tiptree	6,639	77,212
Tompkins Financial	4,103	299,519
Towne Bank	19,023	524,464
TPG RE Finance Trust ‡	17,158	181,017
Trean Insurance Group *	4,849	24,342
TriCo Bancshares	7,833	294,129
TriState Capital Holdings *	8,206	247,903
Triumph Bancorp *	6,714	466,220
Trupanion *	10,817	688,178
TrustCo Bank NY	5,222	162,665
Trustmark	17,531	488,764
Two Harbors Investment ‡	97,726	470,062
UMB Financial	12,309	1,110,026
United Bankshares	37,300	1,240,598
United Community Banks	29,840	899,378
United Fire Group	5,968	174,803
United Insurance Holdings	5,595	12,813

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Universal Insurance Holdings	7,833	$98,382
Univest Financial	8,206	206,791
Valley National Bancorp	113,765	1,362,905
Value Line	1	65
Velocity Financial *	2,611	27,938
Veritex Holdings	13,428	441,110
Virtus Investment Partners	2,238	396,484
Walker & Dunlop	8,206	982,751
Washington Federal	18,277	556,169
Washington Trust Bancorp	4,849	227,612
Waterstone Financial	5,968	95,846
WesBanco	17,158	553,174
West BanCorp	4,476	111,900
Westamerica BanCorp	7,460	439,543
WisdomTree Investments	38,403	223,889
World Acceptance *	1,119	211,166
WSFS Financial	18,277	732,359
		109,048,314

Health Care — 8.3%
1Life Healthcare *	32,824	231,409
2seventy bio *	6,714	90,370
4D Molecular Therapeutics *	7,833	93,291
89bio *	2,984	6,475
9 Meters Biopharma *	64,156	26,804
Absci *	15,666	92,586
ACADIA Pharmaceuticals *	33,943	625,909
Accelerate Diagnostics *	9,325	8,952
Accolade *	14,547	80,881
Accuray *	26,110	69,453
Aclaris Therapeutics *	14,547	179,219
Acumen Pharmaceuticals *	8,206	31,675
Acutus Medical *	5,595	7,162

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Adagio Therapeutics *	16,785	$48,005
AdaptHealth, Cl A *	20,515	259,720
Addus HomeCare *	4,476	377,237
Adicet Bio *	7,460	109,960
Adverum Biotechnologies *	24,618	26,341
Aeglea BioTherapeutics *	11,563	16,651
Aerie Pharmaceuticals *	11,936	84,865
Aerovate Therapeutics *	3,730	47,558
Agenus *	62,291	115,238
Agiliti *	6,714	132,534
Agios Pharmaceuticals *	15,293	335,987
AirSculpt Technologies *	1,865	19,527
Akebia Therapeutics *	49,609	20,598
Akero Therapeutics *	7,460	78,255
Akouos *	6,714	18,799
Akoya Biosciences *	3,730	35,099
Alaunos Therapeutics *	59,664	31,705
Albireo Pharma *	4,849	154,295
Aldeyra Therapeutics *	13,801	42,369
Alector *	16,412	157,555
Alignment Healthcare *	22,380	215,072
Aligos Therapeutics *	5,968	7,042
Alkermes *	45,506	1,312,848
Allakos *	10,071	37,968
Allogene Therapeutics *	19,396	161,957
Allovir *	8,206	37,337
Allscripts Healthcare Solutions *	34,673	716,344
Alpha Teknova *	1,865	20,944
Alphatec Holdings *	20,142	218,541
Alpine Immune Sciences *	3,357	30,884
Altimmune *	11,190	50,579
ALX Oncology Holdings *	4,849	61,970

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
American Well, Cl A *	51,847	$162,281
Amicus Therapeutics *	74,600	528,168
AMN Healthcare Services *	13,428	1,312,587
Amneal Pharmaceuticals *	28,348	109,423
Amphastar Pharmaceuticals *	10,444	370,449
Ampio Pharmaceuticals *	55,204	12,708
Amylyx Pharmaceuticals *	2,611	23,499
AnaptysBio *	5,595	130,923
Anavex Life Sciences *	19,023	163,408
AngioDynamics *	10,817	227,698
Angion Biomedica *	6,341	7,926
ANI Pharmaceuticals *	2,984	88,058
Anika Therapeutics *	4,103	88,338
Annexon *	8,952	22,828
Antares Pharma *	47,371	263,620
Apellis Pharmaceuticals *	22,364	973,505
Apollo Medical Holdings *	10,817	394,604
Applied Molecular Transport *	7,087	30,403
Applied Therapeutics *	4,849	9,553
Apyx Medical *	8,952	33,749
AquaBounty Technologies *	18,650	24,991
Arbutus Biopharma *	25,737	59,967
Arcellx *	2,611	28,538
Arcturus Therapeutics Holdings *	5,968	115,660
Arcus Biosciences *	12,682	307,031
Arcutis Biotherapeutics *	7,833	158,148
Ardelyx *	27,602	22,714
Arrowhead Pharmaceuticals *	29,094	1,196,054
Artivion *	10,817	219,477
Arvinas *	13,428	738,137
Asensus Surgical *	66,394	30,096
Aspira Women’s Health *	20,515	13,056

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Atara Biotherapeutics *	24,618	$156,570
Atea Pharmaceuticals *	18,277	107,286
Athenex *	24,618	11,817
Athersys *	60,426	29,615
Athira Pharma *	9,325	95,954
Atossa Therapeutics *	33,197	33,529
Atreca, Cl A *	7,460	14,622
AtriCure *	12,682	658,576
Atrion	373	233,729
Aura Biosciences *	1,492	25,304
Avalo Therapeutics *	17,531	7,202
Avanos Medical *	13,801	402,437
Aveanna Healthcare Holdings *	11,190	32,675
Avid Bioservices *	17,158	230,947
Avidity Biosciences *	10,817	154,683
Avita Medical *	6,714	40,955
Avrobio *	10,817	9,983
Axogen *	10,817	78,315
Axonics *	13,055	676,510
Axsome Therapeutics *	7,833	248,698
Beam Therapeutics *	14,547	545,949
Berkeley Lights *	13,801	68,660
Beyondspring *	6,341	9,638
BioAtla *	4,476	15,576
BioCryst Pharmaceuticals *	51,101	474,728
Biodesix *	4,103	6,606
Biohaven Pharmaceutical Holding *	15,666	1,396,937
BioLife Solutions *	2,984	37,807
Biomea Fusion *	6,325	18,975
Bionano Genomics *	82,806	134,974
Bioventus, Cl A *	7,833	94,231
Bioxcel Therapeutics *	4,849	63,570

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Black Diamond Therapeutics *	6,341	$15,409
Bluebird Bio *	19,023	69,053
Blueprint Medicines *	16,785	979,405
Bolt Biotherapeutics *	6,341	9,892
Bridgebio Pharma *	30,213	242,308
Brookdale Senior Living *	52,593	325,025
Brooklyn ImmunoTherapeutics *	8,579	9,008
Butterfly Network *	38,046	126,693
C4 Therapeutics *	10,817	92,702
Cara Therapeutics *	12,682	110,587
Cardiff Oncology *	10,817	14,495
Cardiovascular Systems *	11,190	209,253
CareDx *	14,531	442,324
Caribou Biosciences *	14,547	107,648
Cassava Sciences *	10,817	225,751
Castle Biosciences *	5,968	133,325
Catalyst Pharmaceuticals *	27,602	210,327
Celcuity *	2,611	17,024
Celldex Therapeutics *	13,055	398,830
CEL-SCI *	10,071	28,803
Century Therapeutics *	4,849	58,285
Cerevel Therapeutics Holdings *	11,563	338,565
Cerus *	47,744	220,577
ChemoCentryx *	15,293	282,309
Chimerix *	20,888	91,907
Chinook Therapeutics *	11,563	174,948
ChromaDex *	13,428	25,379
CinCor Pharma *	3,357	79,863
Citius Pharmaceuticals *	35,062	35,413
ClearPoint Neuro *	5,399	46,269
Clene *	5,968	15,457
Clovis Oncology *	32,078	64,156

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Codex DNA *	2,611	$9,661
Codexis *	17,158	206,411
Codiak Biosciences *	4,476	13,249
Cogent Biosciences *	10,444	67,050
Coherus Biosciences *	18,277	165,224
Collegium Pharmaceutical *	9,698	156,138
Community Health Systems *	35,435	271,786
Computer Programs and Systems *	4,103	130,968
CONMED	8,206	1,091,070
Convey Health Solutions Holdings *	3,730	18,986
Corcept Therapeutics *	24,991	537,556
CorMedix *	10,817	37,210
Cortexyme *	5,595	20,478
CorVel *	2,611	404,914
Covetrus *	29,467	406,645
Crinetics Pharmaceuticals *	13,055	265,278
Cross Country Healthcare *	10,071	188,731
CryoPort *	11,563	260,861
Cue Biopharma *	8,579	33,973
Cue Health *	4,103	27,490
Cullinan Oncology *	7,460	73,183
Curis *	24,618	22,493
Cutera *	4,849	263,349
CVRx *	2,984	18,590
Cymabay Therapeutics *	24,245	55,036
Cyteir Therapeutics *	5,222	11,749
Cytek Biosciences *	27,602	260,839
Cytokinetics *	22,380	892,291
CytomX Therapeutics *	18,277	31,254
CytoSorbents *	11,563	24,282
DarioHealth *	3,730	18,501
Day One Biopharmaceuticals *	6,341	54,025

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Deciphera Pharmaceuticals *	11,190	$113,243
Denali Therapeutics *	25,737	612,541
DermTech *	6,714	57,405
Design Therapeutics *	7,460	89,072
DICE Therapeutics *	4,103	83,373
Durect *	64,156	28,870
Dynavax Technologies *	30,586	270,074
Dyne Therapeutics *	8,579	68,460
Eagle Pharmaceuticals *	3,357	148,144
Eargo *	8,579	32,429
Edgewise Therapeutics *	10,817	86,320
Editas Medicine, Cl A *	19,396	256,803
Eiger BioPharmaceuticals *	8,952	61,500
Eliem Therapeutics *	1,865	5,893
Emergent BioSolutions *	13,801	446,876
Enanta Pharmaceuticals *	5,595	360,318
Endo International *	65,259	130,518
Ensign Group	14,920	1,198,524
Entrada Therapeutics *	2,984	17,844
Epizyme *	40,657	26,240
Erasca *	18,277	133,057
Esperion Therapeutics *	16,412	93,220
Evelo Biosciences *	8,579	21,190
Evolent Health, Cl A *	22,753	626,163
Evolus *	9,325	104,347
Exagen *	2,984	18,202
EyePoint Pharmaceuticals *	7,087	80,083
Fate Therapeutics *	23,126	660,479
FibroGen *	24,618	228,947
Finch Therapeutics Group *	2,238	5,662
Foghorn Therapeutics *	5,595	64,846
Forian *	5,222	17,755

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Forma Therapeutics Holdings *	9,698	$73,317
Forte Biosciences *	3,357	3,861
Fortress Biotech *	20,888	22,977
Frequency Therapeutics *	9,325	12,122
Fulcrum Therapeutics *	7,833	75,353
Fulgent Genetics *	5,968	327,524
G1 Therapeutics *	11,190	57,517
Gemini Therapeutics, Cl A *	6,341	9,575
Generation Bio *	12,309	77,916
Geron *	86,536	122,016
Glaukos *	13,055	617,371
Global Blood Therapeutics *	17,531	538,202
Gossamer Bio *	17,531	121,139
Graphite Bio *	8,206	32,988
Greenwich Lifesciences *	1,119	13,260
Gritstone bio *	12,309	31,880
GT Biopharma *	5,206	10,985
Haemonetics *	14,174	718,197
Halozyme Therapeutics *	39,165	1,562,683
Hanger *	10,817	177,831
Harmony Biosciences Holdings *	6,341	285,599
Harpoon Therapeutics *	5,222	11,749
Harvard Bioscience *	11,190	58,412
Health Catalyst *	14,920	248,269
HealthEquity *	23,126	1,441,212
HealthStream *	7,087	135,362
Heron Therapeutics *	26,110	118,017
Heska *	2,611	286,792
Homology Medicines *	11,936	19,814
Hookipa Pharma *	5,595	8,392
Humanigen *	13,801	25,946
iBio *	61,529	18,003

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
iCAD *	6,341	$22,828
Icosavax *	6,714	48,676
Ideaya Biosciences *	9,325	89,427
IGM Biosciences *	2,238	37,464
Ikena Oncology *	7,833	30,392
Imago Biosciences *	5,595	91,478
Immuneering, Cl A *	5,222	25,953
Immunic *	5,222	35,353
ImmunityBio *	19,769	71,761
ImmunoGen *	61,172	295,461
Immunovant *	11,563	53,305
Impel Pharmaceuticals *	1,865	11,824
Inari Medical *	9,698	782,629
Infinity Pharmaceuticals *	24,991	19,723
InfuSystem Holdings *	5,222	41,410
Inhibrx *	7,833	124,153
Innovage Holding *	5,222	23,969
Innoviva *	12,309	209,992
Inogen *	5,595	141,442
Inotiv *	4,849	69,098
Inovio Pharmaceuticals *	58,561	159,872
Inozyme Pharma *	4,103	16,207
Insmed *	33,570	737,533
Inspire Medical Systems *	7,460	1,534,970
Instil Bio *	15,293	108,122
Integer Holdings *	9,325	700,960
Intellia Therapeutics *	19,769	969,274
Intercept Pharmaceuticals *	7,087	111,337
Intersect ENT *	9,325	255,225
Intra-Cellular Therapies *	22,753	1,151,529
Invacare *	9,698	16,099
Invitae *	57,053	302,951

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
iRadimed *	1,865	$61,377
iRhythm Technologies *	8,206	1,012,374
Ironwood Pharmaceuticals, Cl A *	41,776	501,312
IsoPlexis *	2,238	4,879
iTeos Therapeutics *	5,595	149,331
IVERIC bio *	32,824	454,612
Janux Therapeutics *	5,222	51,384
Joint *	4,103	125,224
Jounce Therapeutics *	9,325	49,422
Kala Pharmaceuticals *	13,801	8,964
KalVista Pharmaceuticals *	6,341	80,721
Karuna Therapeutics *	6,341	706,768
Karyopharm Therapeutics *	20,515	125,142
KemPharm *	8,579	38,348
Keros Therapeutics *	4,476	237,273
Kezar Life Sciences *	10,817	128,506
Kiniksa Pharmaceuticals, Cl A *	8,206	76,562
Kinnate Biopharma *	7,460	55,726
Kodiak Sciences *	9,682	58,286
Kronos Bio *	11,190	52,929
Krystal Biotech *	5,595	339,113
Kura Oncology *	17,904	256,922
Kymera Therapeutics *	9,698	304,032
Landos Biopharma *	1,492	1,425
Lantheus Holdings *	19,023	1,263,317
LeMaitre Vascular	5,222	225,643
Lexicon Pharmaceuticals *	19,769	35,782
LHC Group *	8,579	1,422,827
LifeStance Health Group *	20,515	138,887
Ligand Pharmaceuticals *	4,103	381,005
Lineage Cell Therapeutics *	35,435	43,231
LivaNova *	15,293	1,172,361
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Lucid Diagnostics *	1,492	$3,148
Lyell Immunopharma *	42,149	216,224
MacroGenics *	17,158	122,680
Madrigal Pharmaceuticals *	3,357	234,990
Magenta Therapeutics *	8,579	12,268
MannKind *	70,124	219,488
Marinus Pharmaceuticals *	10,444	69,139
MaxCyte *	28,348	157,048
MEDNAX *	21,634	400,662
Medpace Holdings *	8,206	1,096,075
MEI Pharma *	36,181	17,783
MeiraGTx Holdings *	8,579	88,278
Meridian Bioscience *	11,936	305,442
Merit Medical Systems *	14,547	902,059
Mersana Therapeutics *	20,142	70,094
Mesa Laboratories	1,492	318,736
MiMedx Group *	31,705	125,235
Mind Medicine MindMed *	91,385	73,108
MiNK Therapeutics *	746	1,671
Mirum Pharmaceuticals *	1,119	26,610
ModivCare *	3,357	349,027
Molecular Templates *	10,444	17,755
Monte Rosa Therapeutics *	8,206	89,445
Morphic Holding *	5,968	180,890
Multiplan *	92,504	409,793
Mustang Bio *	21,261	15,833
Myriad Genetics *	22,380	458,790
NanoString Technologies *	13,055	245,173
NantHealth *	7,460	5,255
National HealthCare	3,730	253,864
National Research	4,103	140,733
Natus Medical *	9,698	322,652

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Neogen *	30,586	$807,470
NeoGenomics *	32,078	303,137
Neoleukin Therapeutics *	10,071	12,287
Neuronetics *	7,087	17,292
NeuroPace *	1,865	14,995
Nevro *	9,698	598,270
NexImmune *	4,849	10,231
NextGen Healthcare *	16,039	302,335
NGM Biopharmaceuticals *	8,952	111,721
Nkarta *	4,103	75,659
Nurix Therapeutics *	8,952	99,099
Nuvalent, Cl A *	5,222	53,734
NuVasive *	14,547	748,298
Nuvation Bio *	45,133	210,320
Ocugen *	52,577	115,144
Ocular Therapeutix *	21,634	77,233
Olema Pharmaceuticals *	7,460	19,023
Omega Therapeutics *	6,341	21,623
Omeros *	17,158	59,538
Omnicell *	12,309	1,343,774
Oncocyte *	17,158	19,903
Oncorus *	5,968	6,983
Oncternal Therapeutics *	12,682	10,822
Ontrak *	3,357	3,995
OPKO Health *	113,392	306,158
OptimizeRx *	4,849	136,305
Option Care Health *	45,133	1,348,574
OraSure Technologies *	20,142	123,672
Organogenesis Holdings, Cl A *	19,769	127,312
ORIC Pharmaceuticals *	8,952	29,721
Ortho Clinical Diagnostics Holdings *	34,316	604,305
Orthofix Medical *	5,222	161,882

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
OrthoPediatrics *	4,103	$184,963
Outlook Therapeutics *	32,451	50,299
Outset Medical *	13,428	468,369
Owens & Minor	20,515	728,077
Oyster Point Pharma *	2,984	19,038
Pacific Biosciences of California *	55,204	349,993
Pacira BioSciences *	12,682	945,697
Paragon 28 *	2,611	46,920
Paratek Pharmaceuticals *	13,801	30,500
Passage Bio *	10,444	20,366
Patterson	24,245	746,019
PAVmed *	20,515	26,054
Pennant Group *	7,460	122,269
Personalis *	10,071	56,398
PetIQ, Cl A *	7,460	148,454
Phathom Pharmaceuticals *	5,595	72,399
Phibro Animal Health, Cl A	5,968	107,364
Phreesia *	14,174	324,301
Pliant Therapeutics *	6,714	39,344
PMV Pharmaceuticals *	7,460	108,095
Poseida Therapeutics *	8,206	25,357
Praxis Precision Medicines *	9,325	75,533
Precigen *	26,856	35,718
Precision BioSciences *	14,174	28,206
Prelude Therapeutics *	2,984	13,697
Prestige Consumer Healthcare *	14,174	774,751
Privia Health Group *	11,936	262,473
PROCEPT BioRobotics *	2,222	79,014
Progyny *	18,277	702,751
Prometheus Biosciences *	8,579	225,628
Protagonist Therapeutics *	12,682	115,279
Provention Bio *	15,666	70,340

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
PTC Therapeutics *	19,769	$698,439
Pulmonx *	7,460	179,786
Pulse Biosciences *	4,103	10,258
Puma Biotechnology *	9,325	22,007
Pyxis Oncology *	2,984	7,311
Quanterix *	8,579	190,368
Quotient *	22,753	13,126
R1 RCM *	33,570	755,996
Radius Health *	13,428	91,848
RadNet *	13,055	254,573
Rain Therapeutics *	4,476	17,770
Rallybio *	5,222	52,011
Rapid Micro Biosystems, Cl A *	4,476	26,095
RAPT Therapeutics *	5,968	90,296
Reata Pharmaceuticals, Cl A *	7,833	198,802
Recursion Pharmaceuticals, Cl A *	32,824	203,509
REGENXBIO *	11,190	310,634
Relay Therapeutics *	19,769	471,095
Relmada Therapeutics *	7,087	177,955
Reneo Pharmaceuticals *	2,611	6,058
Replimune Group *	8,579	143,870
Retractable Technologies *	4,849	18,572
Revance Therapeutics *	19,769	323,816
REVOLUTION Medicines *	16,785	335,196
Rhythm Pharmaceuticals *	12,682	79,389
Rigel Pharmaceuticals *	48,490	114,436
Rocket Pharmaceuticals *	11,563	118,868
Rubius Therapeutics *	13,055	21,671
RxSight *	4,849	59,497
Sana Biotechnology *	24,618	185,866
Sangamo Therapeutics *	33,570	139,316
Scholar Rock Holding *	8,010	56,631

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Schrodinger *	13,039	$322,324
SeaSpine Holdings *	8,952	83,343
Seelos Therapeutics *	27,975	17,345
Seer, Cl A *	11,936	86,894
Select Medical Holdings	31,332	708,417
Selecta Biosciences *	26,110	20,008
Sensei Biotherapeutics *	5,968	9,250
Senseonics Holdings *	122,717	171,804
Sera Prognostics, Cl A *	2,238	5,147
Seres Therapeutics *	19,769	93,507
Sesen Bio *	57,069	21,692
Sharps Compliance *	5,222	22,559
Shattuck Labs *	7,460	28,646
Shockwave Medical *	9,698	1,465,659
SI-BONE *	9,325	186,314
Sientra *	16,412	23,305
SIGA Technologies *	13,801	94,813
Sight Sciences *	6,341	44,260
Sigilon Therapeutics *	4,476	4,700
Silk Road Medical *	9,698	339,915
Silverback Therapeutics *	5,968	18,560
Simulations Plus	4,476	208,850
Singular Genomics Systems *	13,428	54,921
Solid Biosciences *	16,785	9,400
Sorrento Therapeutics *	84,671	127,853
Spectrum Pharmaceuticals *	46,252	37,358
Spero Therapeutics *	6,714	32,630
SpringWorks Therapeutics *	8,206	352,119
Spruce Biosciences *	2,611	4,595
SQZ Biotechnologies *	6,341	23,398
STAAR Surgical *	13,428	766,605
Standard BioTools *	21,634	57,330

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Stereotaxis *	14,174	$35,435
Stoke Therapeutics *	5,595	80,792
Summit Therapeutics *	7,460	11,861
Supernus Pharmaceuticals *	13,801	385,048
Surface Oncology *	10,071	21,351
Surgery Partners *	9,698	496,150
Surmodics *	3,730	144,202
Sutro Biopharma *	12,309	73,977
Syndax Pharmaceuticals *	13,801	231,443
Syros Pharmaceuticals *	16,412	13,816
Tabula Rasa HealthCare *	6,341	21,369
Tactile Systems Technology *	5,595	94,444
Talaris Therapeutics *	5,968	42,134
Talis Biomedical *	4,103	4,308
Tarsus Pharmaceuticals *	2,238	40,978
Taysha Gene Therapies *	6,341	23,208
TCR2 Therapeutics *	8,579	18,273
Tenaya Therapeutics *	8,206	75,659
Tenet Healthcare *	30,213	2,190,745
Terns Pharmaceuticals *	3,730	5,968
TG Therapeutics *	36,927	256,273
TherapeuticsMD *	110,781	22,345
Theravance Biopharma *	17,158	165,575
Theseus Pharmaceuticals *	3,357	27,427
Tivity Health *	12,666	406,959
Tonix Pharmaceuticals Holding *	142,113	20,734
TransMedics Group *	7,460	156,362
Travere Therapeutics *	16,785	421,807
Treace Medical Concepts *	8,579	168,148
Trevena *	46,429	13,766
Turning Point Therapeutics *	13,055	384,339
Twist Bioscience *	15,666	451,807

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Tyra Biosciences *	3,357	$25,077
UFP Technologies *	1,865	128,070
UroGen Pharma *	5,595	39,501
US Physical Therapy	3,730	387,062
Utah Medical Products	1,119	94,656
Vanda Pharmaceuticals *	15,666	155,407
Vapotherm *	6,341	28,154
Varex Imaging *	10,817	214,717
Vaxart *	34,689	120,718
Vaxcyte *	11,936	288,971
VBI Vaccines *	53,516	66,895
Ventyx Biosciences *	2,984	43,358
Vera Therapeutics, Cl A *	3,730	74,600
Veracyte *	19,023	389,401
Verastem *	48,863	69,385
Vericel *	13,055	372,068
Verrica Pharmaceuticals *	3,730	24,506
Verve Therapeutics *	10,444	155,824
Viemed Healthcare *	10,071	50,154
ViewRay *	42,895	114,530
Vigil Neuroscience *	1,865	6,322
Viking Therapeutics *	19,396	46,162
Vincerx Pharma *	4,833	12,469
Vir Biotechnology *	17,158	349,165
Viracta Therapeutics *	10,444	26,632
VistaGen Therapeutics *	55,204	70,109
Vor BioPharma *	5,222	29,922
WaVe Life Sciences *	12,682	24,730
Werewolf Therapeutics *	7,460	33,197
XBiotech *	4,476	34,734
Xencor *	16,039	400,654
Xilio Therapeutics *	2,238	7,900

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
XOMA *	1,865	$35,864
Y-mAbs Therapeutics *	10,071	84,596
Zentalis Pharmaceuticals *	10,444	276,975
Zynex *	6,341	40,392
		106,502,262

Industrials — 8.3%
AAON	11,936	581,761
AAR *	9,698	455,612
ABM Industries	19,023	918,240
Acacia Research *	13,801	64,727
ACCO Brands	26,483	194,120
Advent Technologies Holdings *	8,952	17,456
Aerojet Rocketdyne Holdings *	21,261	850,015
AeroVironment *	6,341	509,309
AerSale *	4,476	64,812
AgEagle Aerial Systems *	19,769	15,936
Air Transport Services Group *	16,785	525,371
Alamo Group	2,984	377,297
Albany International, Cl A	8,579	671,049
Allegiant Travel *	4,476	694,630
Allied Motion Technologies	3,357	81,709
Alta Equipment Group *	5,222	58,748
Altra Industrial Motion	18,277	712,803
Ameresco, Cl A *	8,952	451,539
American Superconductor *	7,833	41,750
American Woodmark *	4,849	227,176
API Group *	57,442	1,066,124
Apogee Enterprises	7,087	311,828
Applied Industrial Technologies	10,817	1,132,432
ArcBest	7,087	511,398
Arcosa	13,801	738,768
Argan	4,103	150,908

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Aris Water Solution, Cl A	5,595	$94,779
Array Technologies *	36,181	236,262
ASGN *	14,547	1,650,357
Astec Industries	6,341	247,933
Astronics *	7,087	68,673
Atkore *	12,682	1,218,740
Atlas Air Worldwide Holdings *	8,206	565,722
Atlas Technical Consultants *	4,103	49,646
Avis Budget Group *	11,563	3,095,068
AZZ	7,087	323,451
Babcock & Wilcox Enterprises *	15,666	117,652
Barnes Group	13,428	450,912
Barrett Business Services	2,238	161,069
Beacon Roofing Supply *	15,666	934,164
Beam Global *	2,611	40,314
Blink Charging *	10,444	199,480
Bloom Energy, Cl A *	40,284	747,671
Blue Bird *	4,849	77,729
BlueLinx Holdings *	2,611	174,075
Boise Cascade	11,190	845,740
Brady, Cl A	13,428	600,903
BrightView Holdings *	13,428	169,998
Brink’s	13,801	813,569
Byrna Technologies *	5,222	30,914
Cadre Holdings	1,865	47,334
Caesarstone	6,341	62,332
Casella Waste Systems, Cl A *	13,801	1,134,994
CBIZ *	13,801	578,124
CECO Environmental *	8,952	42,522
Chart Industries *	10,444	1,763,156
CIRCOR International *	5,222	102,612
Columbus McKinnon	7,833	277,680

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Comfort Systems USA	10,071	$850,194
Commercial Vehicle Group *	8,952	64,275
CompX International	373	7,919
Concrete Pumping Holdings *	7,460	41,627
Construction Partners, Cl A *	11,190	288,814
CoreCivic *	33,943	421,911
Cornerstone Building Brands *	15,666	382,094
Covenant Logistics Group, Cl A	3,357	68,953
CRA International	1,865	153,620
CSW Industrials	4,103	432,908
Custom Truck One Source *	16,785	110,277
Daseke *	11,563	97,129
Deluxe	11,936	323,227
Desktop Metal, Cl A *	53,323	187,164
Douglas Dynamics	6,341	196,317
Ducommun *	2,984	152,393
DXP Enterprises *	4,849	114,582
Dycom Industries *	8,206	696,771
Eagle Bulk Shipping	2,611	162,509
EMCOR Group	15,293	1,628,399
Encore Wire	5,595	631,172
Energy Recovery *	11,936	221,055
Enerpac Tool Group, Cl A	17,158	344,533
EnerSys	11,936	781,331
Ennis	7,087	122,251
EnPro Industries	5,968	556,277
Eos Energy Enterprises *	12,682	26,886
ESCO Technologies	7,087	442,583
EVI Industries *	1,492	21,321
Evoqua Water Technologies *	32,824	1,368,433
Exponent	14,920	1,429,485
Federal Signal	17,158	583,887

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
First Advantage *	15,666	$271,962
Fluor *	40,284	997,029
Forrester Research *	3,357	186,951
Forward Air	7,460	723,396
Franklin Covey *	3,730	149,461
Franklin Electric	13,055	913,067
Frontier Group Holdings *	10,055	106,684
FTC Solar *	11,563	32,376
FuelCell Energy *	105,170	429,094
GATX	10,071	1,041,241
Genco Shipping & Trading	8,952	197,213
GEO Group ‡ *	33,570	219,212
Gibraltar Industries *	9,325	352,858
Global Industrial	3,730	115,108
GMS *	12,309	590,217
Gorman-Rupp	6,341	202,024
GrafTech International	57,069	518,187
Granite Construction	13,055	387,081
Great Lakes Dredge & Dock *	18,277	252,405
Greenbrier	8,952	382,340
Griffon	14,547	272,174
H&E Equipment Services	8,952	317,617
Harsco *	22,380	228,724
Hawaiian Holdings *	14,351	243,393
Healthcare Services Group	21,261	363,350
Heartland Express	13,428	185,306
Heidrick & Struggles International	5,595	178,816
Helios Technologies	9,325	626,453
Herc Holdings	7,087	905,860
Heritage-Crystal Clean *	4,476	122,195
Hillenbrand	20,888	852,648
HireQuest	1,492	24,797

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
HireRight Holdings *	6,341	$109,636
HNI	12,309	438,693
Hub Group, Cl A *	9,325	626,267
Huron Consulting Group *	6,341	328,337
Hydrofarm Holdings Group *	11,190	106,865
Hyliion Holdings *	33,197	106,562
HyreCar *	4,849	7,564
Hyster-Yale Materials Handling	2,984	91,668
ICF International	5,222	515,986
Ideanomics *	138,010	99,257
IES Holdings *	2,611	76,502
Infrastructure and Energy Alternatives *	7,833	73,239
INNOVATE *	13,428	40,687
Insperity	10,444	1,107,586
Insteel Industries	5,222	221,517
Interface, Cl A	16,412	208,268
JELD-WEN Holding *	26,110	542,827
John Bean Technologies	8,952	1,055,351
Kadant	3,357	621,045
Kaman	7,833	305,565
KAR Auction Services *	34,316	503,073
Karat Packaging *	1,119	20,534
KBR	40,284	1,983,181
Kelly Services, Cl A	10,071	194,270
Kennametal	23,872	614,227
Kforce	5,595	391,930
Kimball International, Cl B	10,071	77,345
Korn Ferry	15,293	939,602
Kratos Defense & Security Solutions *	34,689	526,232
Lawson Products *	1,492	56,681
Lindsay	2,984	403,288
Manitowoc *	9,698	128,402

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
ManTech International, Cl A	7,833	$629,303
Marten Transport	16,785	291,723
Masonite International *	6,714	520,469
Matrix Service *	7,460	50,728
Matson	11,936	1,026,735
Matthews International, Cl A	8,952	266,859
Maxar Technologies	20,515	660,788
Mayville Engineering *	2,611	21,619
McGrath RentCorp	6,714	560,350
Meritor *	19,396	696,510
Mesa Air Group *	9,698	32,973
Miller Industries	2,984	80,001
MillerKnoll	21,261	674,612
Mistras Group *	5,595	31,836
Montrose Environmental Group *	7,460	338,460
Moog, Cl A	8,206	655,413
MRC Global *	22,753	272,808
Mueller Industries	16,039	868,512
Mueller Water Products, Cl A	44,387	533,976
MYR Group *	4,849	383,507
National Presto Industries	1,492	106,126
Nikola *	64,902	465,996
NL Industries	2,238	15,397
NN *	12,309	37,296
Northwest Pipe *	2,611	69,740
NOW *	31,332	341,519
NV5 Global *	3,730	446,854
Omega Flex	746	82,806
PAM Transportation Services *	1,865	56,677
Park Aerospace	5,595	65,462
Park-Ohio Holdings	2,238	21,462
Parsons *	7,460	275,498

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
PGT Innovations *	16,412	$291,641
Pitney Bowes	49,982	263,405
Powell Industries	2,611	50,392
Preformed Line Products	746	44,387
Primoris Services	15,293	354,492
Proto Labs *	7,833	333,764
Quanex Building Products	9,682	186,088
Radiant Logistics *	11,190	64,566
RBC Bearings *	7,833	1,318,686
Resideo Technologies *	41,030	922,765
Resources Connection	8,952	153,885
REV Group	10,071	120,046
Romeo Power *	27,602	30,362
Rush Enterprises, Cl A	11,936	607,304
Rush Enterprises, Cl B	1,865	90,359
Saia *	7,460	1,536,462
Shyft Group	9,698	247,008
Simpson Manufacturing	12,309	1,276,074
SkyWest *	14,174	413,172
SP Plus *	6,714	191,349
Spirit Airlines *	27,975	660,490
SPX *	12,309	515,747
Standex International	3,357	315,692
Steelcase, Cl A	24,245	284,394
Stem *	32,451	232,674
Sterling Check *	4,849	125,977
Sterling Construction *	7,833	179,297
Sun Country Airlines Holdings *	9,325	256,531
Team *	7,460	10,742
Tennant	5,222	337,237
Terex	19,396	659,464
Tetra Tech	15,293	2,130,009

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Thermon Group Holdings *	9,325	$139,875
Titan International *	14,547	201,621
Titan Machinery *	5,595	131,930
TPI Composites *	10,444	119,479
Transcat *	1,865	136,145
TriNet Group *	11,563	1,025,638
Trinity Industries	22,007	610,474
Triumph Group *	18,261	411,603
TrueBlue *	10,071	257,515
Tutor Perini *	11,563	107,189
UFP Industries	17,158	1,327,514
UniFirst	4,103	706,947
Universal Logistics Holdings	2,238	45,387
Upwork *	33,570	703,963
US Xpress Enterprises, Cl A *	7,460	24,693
Vectrus *	3,357	121,188
Veritiv *	4,103	576,636
Viad *	5,595	183,236
Vicor *	5,968	361,183
View *	27,975	43,082
VSE	2,984	129,237
Wabash National	13,801	197,492
Watts Water Technologies, Cl A	7,833	998,394
Welbilt *	37,284	880,648
Werner Enterprises	17,158	679,972
WESCO International *	12,682	1,563,183
Willdan Group *	2,984	80,210
Willis Lease Finance *	746	23,201
WillScot Mobile Mini Holdings *	59,307	2,081,676
Yellow *	14,174	63,500
Zurn Water Solutions	34,316	1,071,346
		105,961,449

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 7.1%
3D Systems *	35,419	$401,651
8x8 *	32,078	294,155
908 Devices *	5,968	105,932
A10 Networks	17,158	245,016
ACI Worldwide *	33,570	927,203
ADTRAN	13,801	239,999
Advanced Energy Industries	10,817	827,717
Aeva Technologies *	29,840	97,875
Agilysys *	5,968	219,682
Akoustis Technologies *	14,547	64,589
Alarm.com Holdings *	13,428	820,182
Alkami Technology *	8,206	107,499
Alpha & Omega Semiconductor *	5,968	256,027
Altair Engineering, Cl A *	13,055	709,148
Ambarella *	10,071	826,628
American Software, Cl A	8,952	153,079
Amkor Technology	29,094	547,258
Appfolio, Cl A *	5,595	581,097
Appian, Cl A *	11,190	534,882
Arlo Technologies *	23,872	184,769
Arteris *	1,492	17,591
Asana, Cl A *	20,888	559,798
Atomera *	5,595	58,468
Avaya Holdings *	23,872	220,816
Aviat Networks *	2,984	89,222
Avid Technology *	10,444	331,179
AvidXchange Holdings *	7,087	58,043
Axcelis Technologies *	9,325	507,746
AXT *	11,563	68,222
Badger Meter	8,206	662,142
Belden	12,682	654,772
Benchmark Electronics	10,071	239,287

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Benefitfocus *	7,087	$75,477
BigCommerce Holdings *	13,801	246,624
Blackbaud *	13,428	778,958
Blackline *	15,293	1,025,396
Bottomline Technologies DE *	12,682	718,055
Box, Cl A *	38,792	1,187,811
Brightcove *	11,563	81,519
BTRS Holdings, Cl 1 *	26,856	180,472
CalAmp *	10,071	55,088
Calix *	15,666	625,230
Cambium Networks *	2,984	45,566
Cantaloupe *	16,412	89,774
Casa Systems *	8,952	43,865
Cass Information Systems	4,103	158,827
Cerence *	11,190	330,105
CEVA *	6,341	230,432
ChannelAdvisor *	8,206	119,069
Cleanspark *	11,190	72,623
Clearfield *	3,357	195,478
CMC Materials	8,206	1,468,135
Cohu *	13,428	356,648
CommVault Systems *	12,682	773,602
Comtech Telecommunications	7,460	101,456
Conduent *	47,728	268,709
Consensus Cloud Solutions *	4,476	235,975
CoreCard *	2,238	51,004
Corsair Gaming *	7,833	118,513
Couchbase *	6,714	114,138
Credo Technology Group Holding *	6,341	70,005
CS Disco *	4,476	137,458
CSG Systems International	8,952	550,279
CTS	8,952	316,632

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Daktronics *	10,444	$34,987
Diebold Nixdorf *	20,515	84,111
Digi International *	9,698	183,486
Digimarc *	3,730	96,495
Digital Turbine *	25,737	814,576
DigitalOcean Holdings *	14,547	573,588
Diodes *	12,309	898,926
Domo, Cl B *	8,206	339,893
DZS *	4,849	58,624
E2open Parent Holdings *	56,323	435,940
Eastman Kodak *	12,682	65,566
Ebix	7,460	222,308
eGain *	5,968	61,769
EMCORE *	10,444	36,032
Enfusion, Cl A *	6,341	80,975
EngageSmart *	4,476	93,459
Envestnet *	15,293	1,217,935
ePlus *	7,460	421,341
E-Sports Technologies Inc *	3,730	13,614
EverCommerce *	8,579	106,208
Evo Payments, Cl A *	13,428	302,533
ExlService Holdings *	9,325	1,269,599
Extreme Networks *	36,181	347,338
FARO Technologies *	5,222	179,062
Flywire *	16,039	489,350
FormFactor *	22,007	838,687
Golden Nugget Online Gaming *	11,190	56,062
GreenBox POS *	5,222	18,851
Grid Dynamics Holdings *	13,055	181,726
GTY Technology Holdings *	9,309	56,692
Hackett Group	7,087	166,474
Harmonic *	25,737	213,617

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
I3 Verticals, Cl A *	5,968	$163,822
IBEX Holdings *	1,492	23,111
Ichor Holdings *	7,833	228,019
Identiv *	5,968	72,750
II-VI *	30,213	1,849,338
Impinj *	5,222	257,236
Infinera *	51,847	398,703
Inseego *	24,245	69,098
Insight Enterprises *	9,698	963,690
Instructure Holdings *	3,357	60,762
Intapp *	4,103	102,329
InterDigital	8,952	508,921
International Money Express *	9,325	185,288
Iteris *	11,936	30,795
Itron *	12,682	605,946
Kaltura *	15,666	24,282
Kimball Electronics *	6,714	119,778
Knowles *	24,991	462,833
Kopin *	22,007	35,211
KVH Industries *	4,476	35,674
Lattice Semiconductor *	38,419	1,845,649
Limelight Networks *	35,435	126,503
LivePerson *	18,650	421,863
LiveRamp Holdings *	18,650	584,118
Luna Innovations *	8,579	47,356
MACOM Technology Solutions Holdings *	14,174	722,165
Marathon Digital Holdings *	27,229	424,772
Maximus	17,531	1,277,659
MaxLinear, Cl A *	20,142	964,198
MeridianLink *	6,341	102,407
Meta Materials *	57,442	68,930
Methode Electronics	10,444	465,907

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
MicroStrategy, Cl A *	2,611	$924,738
MicroVision *	46,625	150,599
Mimecast *	17,531	1,396,870
Mitek Systems *	12,309	137,492
Model N *	10,444	269,873
Momentive Global *	37,673	595,987
MoneyGram International *	25,364	256,937
Napco Security Technologies *	8,206	143,605
NeoPhotonics *	14,920	225,889
NETGEAR *	8,206	178,070
NetScout Systems *	19,769	608,885
nLight *	12,309	161,863
Novanta *	10,071	1,296,138
NVE	1,492	69,199
ON24 *	7,833	99,244
OneSpan *	10,071	142,303
Onto Innovation *	13,801	981,803
OSI Systems *	4,849	383,556
Ouster *	36,181	119,759
PagerDuty *	23,499	671,366
PAR Technology *	7,087	234,154
Paya Holdings *	24,245	123,407
PC Connection *	2,984	147,678
PDF Solutions *	8,579	199,462
Perficient *	9,325	926,998
Photronics *	16,785	251,607
Ping Identity Holding *	17,158	448,339
Plantronics *	11,936	475,769
Plexus *	7,833	635,570
Power Integrations	16,785	1,342,800
Priority Technology Holdings *	3,357	16,114
Progress Software	12,309	590,586

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
PROS Holdings *	11,190	$312,537
Q2 Holdings *	15,666	810,402
Qualys *	9,698	1,321,643
Quantum *	16,785	31,388
Rackspace Technology *	15,666	154,937
Rambus *	30,959	771,189
Rapid7 *	16,039	1,532,045
Rekor Systems *	9,698	28,803
Remitly Global *	3,714	41,225
Repay Holdings, Cl A *	24,618	329,389
Ribbon Communications *	20,142	69,490
Rimini Street *	12,682	73,048
Riot Blockchain *	30,586	310,142
Rogers *	5,222	1,413,700
Sailpoint Technologies Holdings *	26,110	1,666,601
Sanmina *	17,904	732,095
ScanSource *	7,087	242,659
SecureWorks, Cl A *	2,611	28,825
Semtech *	18,277	1,089,309
ShotSpotter *	2,238	61,433
Silicon Laboratories *	10,817	1,459,321
SiTime *	4,476	754,519
SkyWater Technology *	2,238	13,697
SMART Global Holdings *	13,801	312,731
Smith Micro Software *	13,428	41,358
Sprout Social, Cl A *	12,682	777,153
SPS Commerce *	10,071	1,204,794
StarTek *	4,849	18,184
Stronghold Digital Mining, Cl A *	2,238	8,728
Sumo Logic *	25,364	237,914
SunPower, Cl A *	22,753	375,652
Super Micro Computer *	12,682	533,912

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Synaptics *	11,190	$1,661,044
Telos *	11,190	87,170
Tenable Holdings *	26,110	1,442,055
TTEC Holdings	5,222	385,436
TTM Technologies *	29,467	411,065
Tucows, Cl A *	2,968	171,016
Turtle Beach *	4,476	74,481
Ultra Clean Holdings *	12,682	395,298
Unisys *	18,650	265,016
Upland Software *	8,206	122,434
UserTesting *	2,611	20,392
Varonis Systems, Cl B *	30,570	1,320,624
Veeco Instruments *	14,174	324,868
Velodyne Lidar *	21,634	40,672
Verint Systems *	18,277	997,193
Veritone *	8,206	88,871
Verra Mobility, Cl A *	43,268	607,050
Viant Technology, Cl A *	3,357	19,739
Viavi Solutions *	65,275	936,043
VirnetX Holding *	17,904	25,424
Vishay Intertechnology	38,030	708,499
Vishay Precision Group *	3,357	104,772
Vonage Holdings *	71,989	1,436,900
Weave Communications *	1,492	7,072
Workiva, Cl A *	12,309	1,187,942
Xperi Holding	29,840	465,504
Yext *	32,451	187,891
Zuora, Cl A *	32,078	390,389
		90,493,877
F

Materials — 2.2%
AdvanSix	7,833	348,882
Allegheny Technologies *	36,181	983,400
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
American Vanguard	8,206	$175,608
Amyris *	50,355	172,718
Arconic *	30,213	760,159
Aspen Aerogels *	6,341	136,966
Avient	25,737	1,267,290
Balchem	9,325	1,148,840
Cabot	16,039	1,056,168
Carpenter Technology	13,428	512,681
Century Aluminum *	14,547	245,408
Chase	2,238	188,798
Clearwater Paper *	4,849	160,550
Coeur Mining *	72,735	264,028
Commercial Metals	33,943	1,391,663
Compass Minerals International	9,698	573,443
Constellium, Cl A *	35,435	591,410
Danimer Scientific *	25,737	100,889
Ecovyst *	16,785	168,857
FutureFuel	7,460	70,945
Gatos Silver *	13,055	44,126
GCP Applied Technologies *	19,023	596,752
Glatfelter	12,309	135,399
Greif, Cl A	7,460	452,673
Greif, Cl B	1,865	108,841
Hawkins	5,595	208,582
Haynes International	3,357	131,192
HB Fuller	14,920	995,164
Hecla Mining	151,049	786,965
Ingevity *	11,190	670,281
Innospec	7,087	675,462
Intrepid Potash *	2,984	228,515
Kaiser Aluminum	4,476	431,934
Koppers Holdings	5,968	144,784

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Kronos Worldwide	6,341	$96,510
Livent *	45,879	979,975
Marrone Bio Innovations *	28,721	33,316
Materion	5,968	508,175
Minerals Technologies	9,325	593,163
MP Materials *	21,634	822,957
Myers Industries	10,071	220,857
Neenah	4,849	171,655
O-I Glass *	44,371	598,121
Olympic Steel	2,611	89,636
Pactiv Evergreen	12,309	121,367
Perpetua Resources *	9,325	32,917
PureCycle Technologies *	16,412	128,014
Quaker Chemical	3,730	606,908
Ranpak Holdings, Cl A *	10,817	163,120
Rayonier Advanced Materials *	17,531	89,934
Ryerson Holding	4,849	178,492
Schnitzer Steel Industries, Cl A	7,460	340,400
Schweitzer-Mauduit International	8,952	225,232
Sensient Technologies	11,936	1,009,786
Stepan	5,968	609,392
Summit Materials, Cl A *	33,570	933,246
SunCoke Energy	23,499	195,512
TimkenSteel *	13,055	269,847
Tredegar	7,460	85,417
TriMas	12,309	363,608
Trinseo	11,190	530,965
Tronox Holdings	32,451	558,157
United States Lime & Minerals	746	81,694
US Ecology *	8,952	429,606
Valhi	746	23,730
Warrior Met Coal	14,547	495,616

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Worthington Industries	9,325	$443,590
Zymergen *	22,753	38,225
		27,998,513

Real Estate — 4.3%
Acadia Realty Trust ‡	24,618	515,009
Agree Realty ‡	20,142	1,368,045
Alexander & Baldwin ‡	20,515	434,918
Alexander’s ‡	746	185,135
American Assets Trust ‡	14,174	518,768
Apartment Investment and Management, Cl A ‡ *	42,895	270,239
Apple Hospitality REIT ‡	60,799	1,075,534
Armada Hoffler Properties ‡	19,023	257,762
Ashford Hospitality Trust ‡ *	4,849	34,185
Braemar Hotels & Resorts ‡	16,396	99,360
Brandywine Realty Trust ‡	48,117	561,525
Broadstone Net Lease, Cl A ‡	44,760	926,084
BRT Apartments ‡	3,357	73,485
CareTrust REIT ‡	27,229	441,382
CatchMark Timber Trust, Cl A ‡	13,801	113,306
Centerspace ‡	4,103	378,543
Chatham Lodging Trust ‡ *	13,428	192,826
City Office REIT ‡	12,293	182,428
Clipper Realty ‡	3,357	29,978
Community Healthcare Trust ‡	6,714	247,209
Corporate Office Properties Trust ‡	32,078	856,162
CTO Realty Growth ‡	1,492	95,145
Cushman & Wakefield *	39,538	707,730
DiamondRock Hospitality ‡ *	59,307	629,840
DigitalBridge Group ‡ *	137,814	959,185
Diversified Healthcare Trust ‡	67,513	151,904
Douglas Elliman	20,515	124,321

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Easterly Government Properties, Cl A ‡	24,618	$468,973
EastGroup Properties ‡	11,563	2,168,062
Empire State Realty Trust, Cl A ‡	40,657	351,276
Equity Commonwealth ‡ *	30,959	810,816
Essential Properties Realty Trust ‡	34,316	823,584
eXp World Holdings	17,904	239,735
Farmland Partners ‡	8,206	120,792
Fathom Holdings *	1,865	13,838
Forestar Group *	4,849	79,087
Four Corners Property Trust ‡	22,007	604,312
Franklin Street Properties ‡	28,721	148,200
FRP Holdings *	1,865	105,391
Getty Realty ‡	11,563	311,160
Gladstone Commercial ‡	10,444	219,742
Gladstone Land ‡	8,952	325,853
Global Medical ‡	17,158	253,252
Global Net Lease ‡	29,467	413,422
Healthcare Realty Trust ‡	41,776	1,131,294
Hersha Hospitality Trust, Cl A ‡ *	9,325	91,199
Independence Realty Trust ‡	62,664	1,708,221
Indus Realty Trust ‡	1,492	106,603
Industrial Logistics Properties Trust ‡	18,277	295,356
Innovative Industrial Properties, Cl A ‡	7,087	1,024,709
iStar ‡	19,023	320,347
Kennedy-Wilson Holdings	33,570	757,004
Kite Realty Group Trust ‡	61,545	1,372,454
LTC Properties ‡	11,190	369,270
LXP Industrial Trust ‡	79,449	997,085
Macerich ‡	60,799	763,027
Marcus & Millichap	6,714	300,720
National Health Investors ‡	12,309	634,283
National Storage Affiliates Trust ‡	23,126	1,308,932

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Necessity Retail REIT ‡	35,419	$264,580
NETSTREIT ‡	11,190	241,928
Newmark Group, Cl A	47,744	580,090
NexPoint Residential Trust ‡	6,341	565,364
Office Properties Income Trust ‡	13,428	290,313
One Liberty Properties ‡	4,476	128,237
Outfront Media ‡	41,403	1,059,917
Paramount Group ‡	52,966	503,707
Pebblebrook Hotel Trust ‡	36,927	901,757
Phillips Edison ‡ *	32,451	1,098,791
Physicians Realty Trust ‡	62,664	1,074,061
Piedmont Office Realty Trust, Cl A ‡	35,062	564,498
Plymouth Industrial REIT ‡	8,952	215,922
Postal Realty Trust, Cl A ‡	4,849	81,609
PotlatchDeltic ‡	18,650	1,033,024
Preferred Apartment Communities ‡	14,920	371,210
PS Business Parks ‡	5,595	1,047,384
Rafael Holdings, Cl B *	3,357	7,218
RE, Cl A	5,222	122,508
Realogy Holdings *	32,824	359,751
Redfin *	29,467	328,557
Retail Opportunity Investments ‡	33,927	632,060
RLJ Lodging Trust ‡	46,998	658,912
RMR Group, Cl A	4,476	122,105
RPT Realty ‡	23,872	317,259
Ryman Hospitality Properties ‡ *	15,293	1,429,590
Sabra Health Care ‡	64,902	758,055
Safehold ‡	5,968	256,922
Saul Centers ‡	3,357	173,255
Seritage Growth Properties ‡ *	10,444	103,396
Service Properties Trust ‡	46,625	378,595
SITE Centers ‡	49,236	782,852

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
St. Joe	9,325	$496,183
STAG Industrial ‡	50,728	1,893,169
Summit Hotel Properties ‡ *	29,467	290,839
Sunstone Hotel Investors ‡ *	61,918	758,496
Tanger Factory Outlet Centers ‡	29,094	469,286
Tejon Ranch *	5,968	109,274
Terreno Realty ‡	20,888	1,519,602
UMH Properties ‡	12,309	289,508
Uniti Group ‡	55,950	693,221
Universal Health Realty Income Trust ‡	3,730	187,209
Urban Edge Properties ‡	32,824	613,481
Urstadt Biddle Properties, Cl A ‡	8,579	148,846
Veris Residential ‡ *	24,991	400,106
Washington Real Estate Investment Trust ‡	23,872	575,076
Whitestone REIT, Cl B ‡	13,055	158,618
Xenia Hotels & Resorts ‡ *	32,451	625,980
		55,750,328

Utilities — 1.6%
ALLETE	14,920	885,353
American States Water	10,444	821,525
Artesian Resources, Cl A	2,238	104,067
Avista	20,142	817,161
Black Hills	18,277	1,338,607
Cadiz *	6,341	12,555
California Water Service Group	14,920	773,900
Chesapeake Utilities	4,849	606,949
Clearway Energy, Cl A	10,071	286,218
Clearway Energy, Cl C	23,126	706,037
Global Water Resources	3,730	53,414
MGE Energy	10,444	813,274
Middlesex Water	4,849	431,319
New Jersey Resources	27,602	1,191,302

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Northwest Natural Holding	8,579	$410,334
NorthWestern	15,293	866,960
ONE Gas	14,920	1,258,800
Ormat Technologies	13,039	1,013,130
Otter Tail	11,563	670,191
PNM Resources	24,245	1,131,272
Portland General Electric	25,721	1,217,375
Pure Cycle *	5,595	58,468
SJW Group	7,833	462,147
South Jersey Industries	29,094	994,724
Southwest Gas Holdings	18,650	1,643,252
Spire	14,547	1,058,294
Sunnova Energy International *	24,602	424,877
Unitil	4,476	228,276
Via Renewables, Cl A	3,357	23,969
York Water	3,730	144,276
		20,448,026

TOTAL UNITED STATES		683,010,777
TOTAL COMMON STOCK
(Cost $718,398,247)		696,042,293

EXCHANGE TRADED FUND — 45.9%
Vanguard Russell 2000 ETF (Cost $629,354,775 )	7,875,305	588,206,531

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

	Number of Rights/ Number of Contracts	Value
RIGHTS* — 0.0%
United States — 0.0%
Pulse Biosciences Inc# (Cost $–)	176	$—

TOTAL INVESTMENTS — 100.2%
(Cost $1,347,753,022)		$1,284,248,824

		Value
WRITTEN OPTIONS— (0.4)%(1)
UNITED STATES— (0.4)%
(Premiums Received $(36,166,352))	(6,877)	$(4,917,055)

Percentages are based on Net Assets of $1,281,308,494.

A list of the exchange traded option contracts held by the Fund at April 30, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS— (0.4)%
Call Options
Russell 2000 Index*	(6,877)	$(1,389,154,000)	$2,020.00	05/20/22	$(4,917,055)

*	Non-income producing security.
#	Expiration unavailable.
‡	Real Estate Investment Trust
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions contracts. The aggregate market value of collateral at April 30, 2022 was $1,284,248,824.

Cl — Class
ETF — Exchange Traded Fund
REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Russell 2000 Covered Call ETF

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$696,042,293	$—	$—	$696,042,293
Exchange Traded Fund	588,206,531	—	—	588,206,531
Right	—	—	—	—
Total Investments in Securities	$1,284,248,824	$—	$—	$1,284,248,824

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(4,917,055)	$–	$–	$(4,917,055)
Total Other Financial Instruments	$(4,917,055)	$–	$–	$(4,917,055)

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Dow 30® Covered Call ETF

	Shares	Value
COMMON STOCK — 100.7%(A)
UNITED STATES — 100.7%
Communication Services — 3.2%
Verizon Communications	2,350	$108,805
Walt Disney *	2,350	262,331
		371,136

Consumer Discretionary — 13.6%
Home Depot	2,350	705,940
McDonald’s	2,350	585,526
NIKE, Cl B	2,350	293,045
		1,584,511

Consumer Staples — 8.5%
Coca-Cola	2,350	151,833
Procter & Gamble	2,350	377,293
Walgreens Boots Alliance	2,350	99,640
Walmart	2,350	359,527
		988,293

Energy — 3.2%
Chevron	2,350	368,175

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Dow 30® Covered Call ETF

	Shares	Value
COMMON STOCK — continued
Financials — 15.5%
American Express	2,350	$410,568
Goldman Sachs Group	2,350	717,902
JPMorgan Chase	2,350	280,496
Travelers	2,350	401,991
		1,810,957

Health Care — 20.3%
Amgen	2,350	547,996
Johnson & Johnson	2,350	424,081
Merck	2,350	208,421
UnitedHealth Group	2,350	1,195,093
		2,375,591

Industrials — 14.0%
3Mmmm	2,350	338,917
Boeing *	2,350	349,774
Caterpillar	2,350	494,769
Honeywell International	2,350	454,748
		1,638,208

Information Technology — 21.1%
Apple	2,350	370,477
Cisco Systems	2,350	115,103
Intel	2,350	102,436
International Business Machines	2,350	310,694
Microsoft	2,350	652,172
Salesforce *	2,350	413,459
Visa, Cl A	2,350	500,856
		2,465,197

Materials — 1.3%
Dow	2,350	156,275

TOTAL UNITED STATES		11,758,343

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Dow 30® Covered Call ETF

COMMON STOCK — continued	Number of Contracts	Value
TOTAL COMMON STOCK
(Cost $12,154,435)		$11,758,343
TOTAL INVESTMENTS — 100.7%
(Cost $12,154,435)		$11,758,343

		Value
WRITTEN OPTIONS— (0.7)%(1)
UNITED STATES— (0.7)%
(Premiums Received $(193,673))	(356)	$(83,660)

Percentages are based on Net Assets of $11,680,628.

A list of the exchange traded option contracts held by the Fund at April 30, 2022, is as:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.7)%
Call Options
Dow Jones Industrial Average*	(356)	$(12,353,200)	$347.00	05/20/22	$(83,660)

*	Non-income producing security.
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions contracts. The aggregate market value of collateral at April 30, 2022 was$11,758,343.

Cl — Class

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Dow 30® Covered Call ETF

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,758,343	$—	$—	$11,758,343
Total Investments in Securities	$11,758,343	$—	$—	$11,758,343

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(83,660)	$–	$–	$(83,660)
Total Other Financial Instruments	$(83,660)	$–	$–	$(83,660)

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 100.1%(A)
BRAZIL — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	251	$244,381

CHINA — 1.3%
Communication Services — 0.4%
Baidu ADR *	1,183	146,893
NetEase ADR	1,062	101,241
		248,134

Consumer Discretionary — 0.5%
JD.com ADR *	2,992	184,487
Pinduoduo ADR *	2,137	92,083
		276,570

Information Technology — 0.4%
NXP Semiconductors	1,365	233,278

TOTAL CHINA		757,982
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G	421	237,347

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR	2,880	$191,232

UNITED STATES — 97.7%
Communication Services — 16.0%
Activision Blizzard	3,919	296,276
Alphabet, Cl A *	919	2,097,333
Alphabet, Cl C *	962	2,211,956
Charter Communications, Cl A *	873	374,072
Comcast, Cl A	22,994	914,241
Electronic Arts	1,400	165,270
Match Group *	1,372	108,594
Meta Platforms, Cl A *	10,586	2,122,175
Netflix *	2,261	430,404
Sirius XM Holdings	20,557	123,342
T-Mobile US *	6,287	774,181
		9,617,844

Consumer Discretionary — 15.3%
Airbnb, Cl A *	1,860	284,971
Amazon.com *	1,558	3,872,611
Booking Holdings *	206	455,324
Dollar Tree *	1,144	185,843
eBay	2,953	153,320
Lucid Group *	8,035	145,273
Lululemon Athletica *	637	225,899
Marriott International, Cl A	1,619	287,405
O’Reilly Automotive *	334	202,588
Ross Stores	1,816	181,182
Starbucks	5,807	433,434
Tesla *	3,162	2,753,343
		9,181,193

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 6.3%
Costco Wholesale	2,254	$1,198,497
Keurig Dr Pepper	7,246	271,000
Kraft Heinz	6,186	263,709
Mondelez International, Cl A	6,966	449,168
Monster Beverage *	2,708	232,022
PepsiCo	7,032	1,207,465
Walgreens Boots Alliance	4,356	184,694
		3,806,555

Health Care — 5.7%
Align Technology *	410	118,863
Amgen	2,828	659,462
Biogen *	721	149,564
Dexcom *	486	198,570
Gilead Sciences	6,308	374,317
IDEXX Laboratories *	444	191,133
Illumina *	781	231,684
Intuitive Surgical *	1,800	430,740
Moderna *	2,027	272,449
Regeneron Pharmaceuticals *	539	355,260
Seagen *	914	119,743
Vertex Pharmaceuticals *	1,306	356,825
		3,458,610

Industrials — 3.4%
Cintas	511	203,000
Copart *	1,167	132,630
CSX	11,204	384,745
Fastenal	2,916	161,284
Honeywell International	3,432	664,126
Old Dominion Freight Line	565	158,268
PACCAR	1,790	148,660
Verisk Analytics, Cl A	803	163,852
		2,016,565

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 49.7%
Adobe *	2,403	$951,468
Advanced Micro Devices *	8,265	706,823
Analog Devices	2,642	407,872
ANSYS *	449	123,785
Apple	49,886	7,864,528
Applied Materials	4,503	496,906
Atlassian, Cl A *	711	159,854
Autodesk *	1,131	214,076
Automatic Data Processing	2,094	456,869
Broadcom	2,079	1,152,577
Cadence Design Systems *	1,386	209,078
Cisco Systems	20,935	1,025,396
Cognizant Technology Solutions, Cl A	2,630	212,767
Crowdstrike Holdings, Cl A *	1,052	209,095
Datadog, Cl A *	1,332	160,879
DocuSign, Cl A *	1,072	86,832
Fiserv *	3,343	327,347
Fortinet *	819	236,699
Intel	20,477	892,592
Intuit	1,416	592,950
KLA	753	240,403
Lam Research	712	331,621
Marvell Technology	4,249	246,782
Microchip Technology	2,754	179,561
Micron Technology	5,719	389,979
Microsoft	22,918	6,360,203
NVIDIA	10,758	1,995,286
Okta, Cl A *	738	88,051
Palo Alto Networks *	493	276,711
Paychex	1,843	233,563
PayPal Holdings *	5,860	515,270
QUALCOMM	5,665	791,344

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Information Technology — continued
Skyworks Solutions	876	$99,251
Splunk *	848	103,473
Synopsys *	757	217,100
Texas Instruments	4,646	790,981
VeriSign *	540	96,493
Workday, Cl A *	970	200,499
Zoom Video Communications, Cl A *	1,216	121,077
Zscaler *	710	143,945
		29,909,986

Utilities — 1.3%
American Electric Power	2,526	250,352
Constellation Energy	1,613	95,506
Exelon	4,993	233,572
Xcel Energy	2,743	200,952
		780,382

TOTAL UNITED STATES		58,771,135
TOTAL COMMON STOCK
(Cost $70,136,815)		60,202,077
TOTAL INVESTMENTS — 100.1%
(Cost $70,136,815)		$60,202,077

		Value
WRITTEN OPTIONS— (0.2)%(1)
UNITED STATES— (0.2)%
(Premiums Received $(949,118))	(37)	$(119,740)
TOTAL WRITTEN OPTIONS

Percentages are based on Net Assets of $60,144,308.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Nasdaq 100® Covered Call & Growth ETF

A list of the exchange traded option contracts held by the Fund at April 30, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.2)%
Call Options
Nasdaq-100 Index*	(20)	$(28,100,000)	$14,050.00	05/20/22	$(100,700)
Nasdaq-100® Reduced-Value Index*	(17)	(4,777,000)	2,810.00	05/20/22	(19,040)
Total Written Options		$(32,877,000)			$(119,740)

*	Non-income producing security.
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions contracts. The aggregate market value of collateral at April 30, 2022 was$60,202,077.

ADR — American Depositary Receipt
Cl — Class

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$60,202,077	$—	$—	$60,202,077
Total Investments in Securities	$60,202,077	$—	$—	$60,202,077

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(119,740)	$–	$–	$(119,740)
Total Other Financial Instruments	$(119,740)	$–	$–	$(119,740)

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — 99.9%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	256	$43,750

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	324	40,429

UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	522	162,843

UNITED STATES — 99.2%
Communication Services — 8.6%
Activision Blizzard	790	59,724
Alphabet, Cl A *	302	689,221
Alphabet, Cl C *	280	643,812
AT&T	7,215	136,075
Charter Communications, Cl A *	128	54,847
Comcast, Cl A	4,587	182,379

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
DISH Network, Cl A *	252	$7,184
Electronic Arts	251	29,631
Fox, Cl A	377	13,512
Fox, Cl B	129	4,288
Interpublic Group	381	12,428
Live Nation Entertainment *	126	13,215
Lumen Technologies	1,004	10,100
Match Group *	272	21,529
Meta Platforms, Cl A *	2,331	467,296
Netflix *	437	83,187
News, Cl A	381	7,567
News, Cl B	127	2,529
Omnicom Group	250	19,032
Paramount Global, Cl B	628	18,287
Take-Two Interactive Software *	125	14,939
T-Mobile US *	619	76,224
Twitter *	858	42,059
Verizon Communications	4,219	195,340
Walt Disney *	1,846	206,069
Warner Bros Discovery *	2,167	39,331
		3,049,805

Consumer Discretionary — 11.5%
Advance Auto Parts	82	16,370
Amazon.com *	445	1,106,105
Aptiv *	255	27,132
AutoZone *	21	41,065
Bath & Body Works	252	13,328
Best Buy	249	22,393
Booking Holdings *	40	88,412
BorgWarner	249	9,171
Caesars Entertainment *	244	16,172
CarMax *	191	16,384

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Carnival *	831	$14,376
Chipotle Mexican Grill, Cl A *	24	34,935
Darden Restaurants	127	16,730
Dollar General	251	59,620
Dollar Tree *	250	40,612
Domino’s Pizza	42	14,196
DR Horton	369	25,679
eBay	625	32,450
Etsy *	124	11,556
Expedia Group *	127	22,193
Ford Motor	4,042	57,235
Garmin	130	14,266
General Motors *	1,490	56,486
Genuine Parts	129	16,776
Hasbro	128	11,272
Hilton Worldwide Holdings	251	38,978
Home Depot	1,066	320,226
Las Vegas Sands *	375	13,286
Lennar, Cl A	251	19,199
LKQ	256	12,705
Lowe’s	676	133,665
Marriott International, Cl A	252	44,735
McDonald’s	754	187,867
MGM Resorts International	384	15,759
Mohawk Industries *	38	5,360
Newell Brands	380	8,797
NIKE, Cl B	1,280	159,616
Norwegian Cruise Line Holdings *	371	7,431
NVR *	3	13,129
O’Reilly Automotive *	72	43,672
Penn National Gaming *	131	4,791
Pool	46	18,640

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PulteGroup	254	$10,607
PVH	59	4,294
Ralph Lauren, Cl A	78	8,139
Ross Stores	374	37,314
Royal Caribbean Cruises *	246	19,122
Starbucks	1,175	87,702
Tapestry	256	8,428
Target	504	115,240
Tesla *	844	734,921
TJX	1,255	76,906
Tractor Supply	125	25,181
Ulta Beauty *	53	21,030
Under Armour, Cl A *	238	3,656
Under Armour, Cl C *	249	3,533
VF	375	19,500
Whirlpool	73	13,251
Wynn Resorts *	123	8,669
Yum! Brands	285	33,348
		4,063,611

Consumer Staples — 6.9%
Altria Group	1,884	104,694
Archer-Daniels-Midland	599	53,646
Brown-Forman, Cl B	233	15,714
Campbell Soup	248	11,711
Church & Dwight	252	24,585
Clorox	124	17,790
Coca-Cola	3,966	256,243
Colgate-Palmolive	872	67,188
Conagra Brands	505	17,640
Constellation Brands, Cl A	157	38,636
Costco Wholesale	451	239,806
Estee Lauder, Cl A	231	60,998

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
General Mills	625	$44,206
Hershey	127	28,673
Hormel Foods	256	13,412
J M Smucker	125	17,116
Kellogg	254	17,399
Kimberly-Clark	310	43,037
Kraft Heinz	671	28,605
Kroger	750	40,470
Lamb Weston Holdings	129	8,527
McCormick	251	25,243
Molson Coors Beverage, Cl B	238	12,885
Mondelez International, Cl A	1,327	85,565
Monster Beverage *	375	32,130
PepsiCo	1,412	242,455
Philip Morris International	1,591	159,100
Procter & Gamble	2,440	391,742
Sysco	501	42,825
Tyson Foods, Cl A	258	24,035
Walgreens Boots Alliance	757	32,097
Walmart	1,459	223,212
		2,421,385

Energy — 4.2%
APA	380	15,553
Baker Hughes, Cl A	787	24,413
Chevron	1,945	304,723
ConocoPhillips	1,363	130,194
Coterra Energy	707	20,355
Devon Energy	612	35,600
Diamondback Energy	173	21,838
EOG Resources	622	72,625
Exxon Mobil	4,278	364,699
Halliburton	894	31,844

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF
	Shares	Value
COMMON STOCK — continued
Energy — continued
Hess	252	$25,974
Kinder Morgan	2,011	36,500
Marathon Oil	866	21,581
Marathon Petroleum	635	55,410
Occidental Petroleum	883	48,644
ONEOK	501	31,728
Phillips 66	484	41,992
Pioneer Natural Resources	250	58,117
Schlumberger	1,480	57,735
Valero Energy	384	42,808
Williams	1,264	43,343
		1,485,676

Financials — 11.0%
Aflac	632	36,201
Allstate	262	33,154
American Express	648	113,212
American International Group	879	51,430
Ameriprise Financial	124	32,921
Aon, Cl A	224	64,510
Arthur J Gallagher	201	33,867
Assurant	39	7,093
Bank of America	7,238	258,252
Bank of New York Mellon	689	28,979
Berkshire Hathaway, Cl B *	1,851	597,558
BlackRock, Cl A	141	88,080
Brown & Brown	234	14,503
Capital One Financial	394	49,100
Cboe Global Markets	125	14,123
Charles Schwab	1,502	99,628
Chubb	454	93,728
Cincinnati Financial	125	15,333
Citigroup	2,018	97,288

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Citizens Financial Group	485	$19,109
CME Group, Cl A	374	82,033
Comerica	127	10,401
Discover Financial Services	288	32,389
Everest Re Group	27	7,417
FactSet Research Systems	44	17,754
Fifth Third Bancorp	729	27,359
First Republic Bank	163	24,323
Franklin Resources	254	6,246
Globe Life	124	12,162
Goldman Sachs Group	329	100,506
Hartford Financial Services Group	379	26,503
Huntington Bancshares	1,454	19,120
Intercontinental Exchange	551	63,811
Invesco	380	6,984
JPMorgan Chase	2,975	355,096
KeyCorp	994	19,194
Lincoln National	141	8,481
Loews	252	15,836
M&T Bank	188	31,328
MarketAxess Holdings	26	6,854
Marsh & McLennan	504	81,497
MetLife	756	49,654
Moody’s	153	48,421
Morgan Stanley	1,483	119,515
MSCI, Cl A	85	35,806
Nasdaq	125	19,671
Northern Trust	177	18,240
PNC Financial Services Group	445	73,915
Principal Financial Group	254	17,308
Progressive	627	67,315
Prudential Financial	381	41,342

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Raymond James Financial	167	$16,276
Regions Financial	1,009	20,907
S&P Global	357	134,411
Signature Bank NY	59	14,293
State Street	377	25,248
SVB Financial Group *	56	27,308
Synchrony Financial	551	20,282
T Rowe Price Group	206	25,346
Travelers	252	43,107
Truist Financial	1,384	66,916
US Bancorp	1,386	67,304
W R Berkley	177	11,769
Wells Fargo	3,932	171,553
Willis Towers Watson	127	27,287
Zions Bancorp	132	7,459
		3,874,016

Health Care — 14.1%
Abbott Laboratories	1,809	205,321
AbbVie	1,804	264,972
ABIOMED *	32	9,171
Agilent Technologies	316	37,689
Align Technology *	77	22,323
AmerisourceBergen, Cl A	125	18,911
Amgen	566	131,986
Anthem	245	122,973
Baxter International	499	35,459
Becton Dickinson	281	69,460
Biogen *	144	29,871
Bio-Rad Laboratories, Cl A *	15	7,681
Bio-Techne	43	16,327
Boston Scientific *	1,474	62,070
Bristol-Myers Squibb	2,147	161,605

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cardinal Health	250	$14,512
Catalent *	157	14,218
Centene *	624	50,263
Cerner	295	27,624
Charles River Laboratories International *	59	14,249
Cigna	338	83,412
Cooper	35	12,636
CVS Health	1,323	127,180
Danaher	645	161,979
DaVita *	91	9,862
DENTSPLY SIRONA	243	9,718
Dexcom *	106	43,309
Edwards Lifesciences *	629	66,536
Eli Lilly	792	231,367
Gilead Sciences	1,251	74,234
HCA Healthcare	252	54,067
Henry Schein *	129	10,462
Hologic *	254	18,285
Humana	126	56,015
IDEXX Laboratories *	87	37,452
Illumina *	144	42,718
Incyte *	230	17,241
Intuitive Surgical *	345	82,558
IQVIA Holdings *	180	39,238
Johnson & Johnson	2,651	478,399
Laboratory Corp of America Holdings	93	22,346
McKesson	147	45,513
Medtronic	1,381	144,121
Merck	2,541	225,361
Mettler-Toledo International *	23	29,383
Moderna *	365	49,060
Molina Healthcare *	60	18,807

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Organon	251	$8,115
PerkinElmer	125	18,326
Pfizer	5,716	280,484
Quest Diagnostics	127	16,998
Regeneron Pharmaceuticals *	109	71,843
ResMed	141	28,196
STERIS	94	21,061
Stryker	336	81,063
Teleflex	51	14,567
Thermo Fisher Scientific	396	218,956
UnitedHealth Group	947	481,597
Universal Health Services, Cl B	47	5,759
Vertex Pharmaceuticals *	252	68,851
Viatris, Cl W *	1,239	12,799
Waters *	67	20,302
West Pharmaceutical Services	75	23,629
Zimmer Biomet Holdings	241	29,101
Zoetis, Cl A	456	80,826
		4,990,417

Industrials — 7.8%
3M	579	83,503
Alaska Air Group *	127	6,907
Allegion	123	14,051
American Airlines Group *	624	11,712
AMETEK	249	31,439
AO Smith	127	7,421
Boeing *	576	85,732
Carrier Global	870	33,295
Caterpillar	551	116,007
CH Robinson Worldwide	127	13,481
Cintas	99	39,329
Copart *	189	21,480

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
CSX	2,104	$72,251
Cummins	128	24,216
Deere	279	105,336
Delta Air Lines *	625	26,894
Dover	127	16,929
Eaton	379	54,963
Emerson Electric	626	56,453
Equifax	125	25,440
Expeditors International of Washington	200	19,814
Fastenal	617	34,126
FedEx	249	49,486
Fortive	369	21,217
Fortune Brands Home & Security	127	9,049
Generac Holdings *	65	14,260
General Dynamics	250	59,132
General Electric	1,121	83,571
Honeywell International	681	131,780
Howmet Aerospace	381	13,000
Huntington Ingalls Industries	26	5,531
IDEX	90	17,084
Illinois Tool Works	280	55,191
Ingersoll Rand	379	16,661
Jacobs Engineering Group	127	17,596
JB Hunt Transport Services	78	13,326
Johnson Controls International	749	44,843
L3Harris Technologies	218	50,633
Leidos Holdings	127	13,146
Lockheed Martin	251	108,462
Masco	254	13,383
Nielsen Holdings	379	10,161
Nordson	65	14,020
Norfolk Southern	252	64,986

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Northrop Grumman	145	$63,713
Old Dominion Freight Line	103	28,852
Otis Worldwide	402	29,282
PACCAR	373	30,978
Parker-Hannifin	125	33,852
Pentair	131	6,648
Quanta Services	127	14,729
Raytheon Technologies	1,502	142,555
Republic Services, Cl A	201	26,988
Robert Half International	125	12,289
Rockwell Automation	125	31,584
Rollins	251	8,419
Snap-On	37	7,862
Southwest Airlines *	630	29,434
Stanley Black & Decker	153	18,383
Textron	251	17,382
Trane Technologies	248	34,693
TransDigm Group *	51	30,335
Union Pacific	661	154,866
United Airlines Holdings *	371	18,735
United Parcel Service, Cl B	739	133,005
United Rentals *	69	21,840
Verisk Analytics, Cl A	152	31,016
Waste Management	381	62,652
Westinghouse Air Brake Technologies	158	14,206
WW Grainger	49	24,501
Xylem	164	13,202
		2,769,298

Information Technology — 27.1%
Accenture, Cl A	640	192,230
Adobe *	467	184,909
Advanced Micro Devices *	1,612	137,858

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Akamai Technologies *	130	$14,596
Amphenol, Cl A	627	44,831
Analog Devices	510	78,734
ANSYS *	99	27,293
Apple	15,674	2,471,006
Applied Materials	872	96,225
Arista Networks *	213	24,616
Autodesk *	219	41,452
Automatic Data Processing	416	90,763
Broadcom	419	232,289
Broadridge Financial Solutions	125	18,016
Cadence Design Systems *	254	38,316
CDW	127	20,724
Ceridian HCM Holding *	130	7,297
Cisco Systems	4,299	210,565
Citrix Systems *	125	12,513
Cognizant Technology Solutions, Cl A	501	40,531
Corning	754	26,533
DXC Technology *	254	7,290
Enphase Energy *	124	20,014
EPAM Systems *	52	13,780
F5 *	41	6,864
Fidelity National Information Services	625	61,969
Fiserv *	623	61,004
FleetCor Technologies *	95	23,704
Fortinet *	127	36,704
Gartner *	96	27,893
Global Payments	284	38,902
Hewlett Packard Enterprise	1,377	21,220
HP	967	35,421
Intel	4,161	181,378
International Business Machines	907	119,915

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intuit	294	$123,113
IPG Photonics *	57	5,385
Jack Henry & Associates	88	16,683
Juniper Networks	375	11,820
Keysight Technologies *	192	26,932
KLA	147	46,931
Lam Research	140	65,206
Mastercard, Cl A	881	320,138
Microchip Technology	509	33,187
Micron Technology	1,134	77,327
Microsoft	7,588	2,105,822
Monolithic Power Systems	54	21,181
Motorola Solutions	158	33,763
NetApp	250	18,313
NortonLifeLock	629	15,750
NVIDIA	2,512	465,901
Oracle	1,560	114,504
Paychex	313	39,667
Paycom Software *	53	14,918
PayPal Holdings *	1,180	103,757
PTC *	121	13,819
Qorvo *	125	14,223
QUALCOMM	1,129	157,710
Roper Technologies	105	49,342
Salesforce *	995	175,060
Seagate Technology Holdings	173	14,193
ServiceNow *	203	97,054
Skyworks Solutions	154	17,448
SolarEdge Technologies *	64	16,026
Synopsys *	146	41,871
Teledyne Technologies *	35	15,104
Teradyne	131	13,815

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Texas Instruments	919	$156,460
Trimble *	252	16,808
Tyler Technologies *	50	19,736
VeriSign *	93	16,618
Visa, Cl A	1,694	361,042
Western Digital *	350	18,575
Zebra Technologies, Cl A *	53	19,592
		9,562,149

Materials — 2.4%
Air Products & Chemicals	220	51,495
Albemarle	125	24,104
Amcor	1,634	19,379
Avery Dennison	95	17,157
Ball	369	29,948
Celanese, Cl A	125	18,367
CF Industries Holdings	250	24,207
Corteva	750	43,267
Dow	754	50,141
DuPont de Nemours	504	33,229
Eastman Chemical	127	13,039
Ecolab	249	42,166
FMC	127	16,833
Freeport-McMoRan	1,506	61,068
International Flavors & Fragrances	252	30,568
International Paper	381	17,633
LyondellBasell Industries, Cl A	254	26,932
Martin Marietta Materials	66	23,379
Mosaic	377	23,532
Newmont	861	62,724
Nucor	254	39,314
Packaging Corp of America	123	19,824
PPG Industries	249	31,869

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sealed Air	129	$8,283
Sherwin-Williams	250	68,740
Vulcan Materials	127	21,881
Westrock	255	12,630
		831,709

Real Estate — 2.8%
Alexandria Real Estate Equities ‡	125	22,770
American Tower, Cl A ‡	442	106,531
AvalonBay Communities ‡	125	28,435
Boston Properties ‡	128	15,053
Camden Property Trust ‡	200	31,378
CBRE Group, Cl A *	369	30,642
Crown Castle International ‡	408	75,566
Digital Realty Trust ‡	259	37,845
Duke Realty ‡	379	20,750
Equinix ‡	92	66,155
Equity Residential ‡	369	30,073
Essex Property Trust ‡	57	18,768
Extra Space Storage ‡	127	24,130
Federal Realty Investment Trust ‡	60	7,024
Healthpeak Properties ‡	521	17,094
Host Hotels & Resorts ‡	756	15,385
Iron Mountain ‡	257	13,809
Kimco Realty ‡	571	14,463
Mid-America Apartment Communities ‡	125	24,585
ProLogis ‡	754	120,859
Public Storage ‡	146	54,239
Realty Income ‡	519	35,998
Regency Centers ‡	129	8,879
SBA Communications, Cl A ‡	106	36,794
Simon Property Group ‡	325	38,350
UDR ‡	266	14,154

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Ventas ‡	379	$21,053
Vornado Realty Trust ‡	129	4,994
Welltower ‡	435	39,502
Weyerhaeuser ‡	760	31,327
		1,006,605

Utilities — 2.8%
AES	721	14,723
Alliant Energy	253	14,879
Ameren	252	23,411
American Electric Power	503	49,852
American Water Works	190	29,275
Atmos Energy	123	13,948
CenterPoint Energy	625	19,131
CMS Energy	257	17,653
Consolidated Edison	375	34,778
Constellation Energy	333	19,717
Dominion Energy	761	62,128
DTE Energy	183	23,980
Duke Energy	761	83,832
Edison International	372	25,590
Entergy	169	20,086
Evergy	251	17,030
Eversource Energy	374	32,688
Exelon	1,004	46,967
FirstEnergy	588	25,466
NextEra Energy	1,989	141,259
NiSource	382	11,124
NRG Energy	252	9,047
Pinnacle West Capital	125	8,900
PPL	769	21,770
Public Service Enterprise Group	506	35,248
Sempra Energy	312	50,344

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Southern	1,077	$79,041
WEC Energy Group	302	30,215
Xcel Energy	518	37,949
		1,000,031

TOTAL UNITED STATES		35,054,702
TOTAL COMMON STOCK
(Cost $38,494,497)		35,301,724
TOTAL INVESTMENTS — 99.9%
(Cost $38,494,497)		$35,301,724

		Value
WRITTEN OPTIONS— (0.1)%(1)
UNITED STATES— (0.1)%
(Premiums Received $(378,527))	(76)	$(42,709)
TOTAL WRITTEN OPTIONS

Percentages are based on Net Assets of $35,329,782.

A list of the exchange traded option contracts held by the Fund at April 30, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — (0.1)%
Call Options
Mini-SPX Index*	(37)	$(1,639,100)	$443.00	05/20/22	$(3,904)
S&P 500 Index*	(39)	(17,277,000)	4,430.00	05/20/22	(38,805)
Total Written Options		$(18,916,100)			$(42,709)

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Refer to table below for details on Options Contracts.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Covered Call & Growth ETF

(A)	All or a portion of these securities has been segregated as collateral for writtenoptions contracts. The aggregate market value of collateral at April 30, 2022 was$35,301,724.

Cl — Class
S&P — Standard & Poor’s

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$35,301,724	$—	$—	$35,301,724
Total Investments in Securities	$35,301,724	$—	$—	$35,301,724

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Options	$(42,709)	$–	$–	$(42,709)
Total Other Financial Instruments	$(42,709)	$–	$–	$(42,709)

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — 99.5%
UNITED STATES— 99.5%
Communication Services — 4.5%
Paramount Global, 5.750% (A)	68,874	$2,958,138
Telephone and Data Systems, 6.625%	112,736	2,667,334
Telephone and Data Systems, 6.000%	180,514	3,651,798
		9,277,270
Consumer Discretionary — 3.4%
Qurate Retail, 8.000%	84,982	6,924,333
Consumer Staples — 1.7%
CHS, Ser 3, 6.750%, ICE LIBOR USD 3 Month + 4.155% (B)	133,073	3,523,773
Energy — 6.2%
Crestwood Equity Partners, 9.250%	484,529	4,796,837
Energy Transfer, 7.600%, ICE LIBOR USD 3 Month + 5.161% (B)	215,022	5,203,532

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Energy — continued
Energy Transfer, 7.375%, ICE LIBOR USD 3 Month + 4.530% (B)	120,366	$2,861,100
		12,861,469
Financials — 66.7%
AGNC Investment, 6.500%, ICE LIBOR USD 3 Month + 4.993% ‡,(B)	110,910	2,657,404
AGNC Investment, 6.125%, ICE LIBOR USD 3 Month + 4.697% ‡,(B)	158,423	3,662,740
Allstate, 5.625%	156,399	3,823,956
American International Group, 5.850%	133,039	3,292,715
Annaly Capital Management, 6.950%, ICE LIBOR USD 3 Month + 4.993% ‡,(B)	194,826	4,837,530
Annaly Capital Management, 6.750%, ICE LIBOR USD 3 Month + 4.989% ‡,(B)	121,117	2,996,435
Annaly Capital Management, 6.500%, ICE LIBOR USD 3 Month + 4.172% ‡,(B)	115,346	2,676,027
Apollo Asset Management, 6.375%	74,370	1,849,582
Athene Holding, 6.350%, ICE LIBOR USD 3 Month + 4.253% (B)	232,528	5,917,838
Bank of America, 6.000%	255,802	6,400,166
Bank of America, 5.875% (A)	163,108	3,992,884
Brighthouse Financial, 5.375%	152,305	3,260,850
Charles Schwab, 5.950%	204,484	5,157,086
Citigroup, Ser J, 7.125%, ICE LIBOR USD 3 Month + 4.040% (B)	81,425	2,125,192
Citigroup, 6.875%, ICE LIBOR USD 3 Month + 4.130% (B)	128,411	3,405,460
Citigroup Capital XIII, 7.609%, ICE LIBOR USD 3 Month + 6.370% (B)	189,850	5,146,833
Citizens Financial Group, 6.350%, ICE LIBOR USD 3 Month + 3.642% (B)	79,635	2,060,157
Fifth Third Bancorp, 6.625%, ICE LIBOR USD 3 Month + 3.710% (B)	122,457	3,170,412

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Goldman Sachs Group, 6.375%, ICE LIBOR USD 3 Month + 3.550% (B)	186,301	$4,769,306
JPMorgan Chase, 6.000%	216,679	5,427,809
JPMorgan Chase, 5.750%	200,466	4,921,440
Morgan Stanley, Ser E, 7.125%, ICE LIBOR USD 3 Month + 4.320% (B)	127,848	3,340,668
Morgan Stanley, Ser F, 6.875%, ICE LIBOR USD 3 Month + 3.940% (B)	126,678	3,293,628
Morgan Stanley, 6.375%, ICE LIBOR USD 3 Month + 3.708% (B)	148,990	3,878,210
New Residential Investment, 7.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.223% ‡,(B)	125,720	2,944,362
New Residential Investment, 6.375%, ICE LIBOR USD 3 Month + 4.969% ‡,(B)	109,517	2,344,759
New York Community Bancorp, 6.375%, ICE LIBOR USD 3 Month + 3.821% (B)	134,011	3,446,763
PNC Financial Services Group, 5.353%, ICE LIBOR USD 3 Month + 4.067% (B)	407,478	10,231,773
Regions Financial, Ser B, 6.375%, ICE LIBOR USD 3 Month + 3.536% (B)	132,249	3,398,799
Reinsurance Group of America, 6.200%, ICE LIBOR USD 3 Month + 4.370% (B)	108,510	2,758,324
State Street, 5.900%, ICE LIBOR USD 3 Month + 3.108% (B)	202,009	5,090,627
Synchrony Financial, 5.625%	198,424	4,103,408
Wells Fargo, 6.625%, ICE LIBOR USD 3 Month + 3.690% (B)	108,767	2,855,134
Wells Fargo, 5.850%, ICE LIBOR USD 3 Month + 3.090% (B)	221,820	5,410,190
Wells Fargo, 5.625%	88,854	2,096,954
		136,745,421
Health Care — 5.1%
Becton Dickinson, 6.000%	202,921	10,371,292

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperIncome™ Preferred ETF

	Shares/Face Amount	Value
PREFERRED STOCK — continued
Industrials — 5.0%
Clarivate, 5.250%	94,307	$6,085,631
WESCO International, 10.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 10.325% (B)	146,781	4,190,598
		10,276,229
Real Estate — 1.8%
Brookfield Property Preferred, 6.250%	181,055	3,778,618
Utilities — 5.1%
Duke Energy, 5.750%	267,565	6,967,393
NiSource, 6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.632% (B)	133,413	3,491,418
		10,458,811
TOTAL UNITED STATES		204,217,216
TOTAL PREFERRED STOCK
(Cost $217,106,825)		204,217,216
SHORT-TERM INVESTMENT(C)(D) — 0.7%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $1,373,523)	1,373,523	1,373,523

REPURCHASE AGREEMENT(C) — 0.5%
BNP Paribas
0.240%, dated 04/29/2022, to be repurchased on 05/02/2022, repurchase price $984,892 (collateralized by various U.S. Treasury Obligations, ranging in par value $78,434 - $105,460, 0.250%, 09/30/2025, with a total market value of $1,003,956)

(Cost $984,872)	$984,872	984,872
TOTAL INVESTMENTS — 100.7%
(Cost $219,465,220)		$206,575,611

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X SuperIncome™ Preferred ETF

Percentages are based on Net Assets of $205,102,403.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $2,307,309.
(B)
Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(C)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2022 was $2,358,395.
(D)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2022.

Cl — Class
ICE —  Intercontinental Exchange
LIBOR — London Interbank Offered Rate
Ser — Series
USD — U.S. Dollar

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$204,217,216	$—	$—	$204,217,216
Short-Term Investment	1,373,523	—	—	1,373,523
Repurchase Agreement	—	984,872	—	984,872
Total Investments in Securities	$205,590,739	$984,872	$—	$206,575,611

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — 94.2%
AUSTRIA — 6.1%
Utilities — 6.1%
Verbund	67,791	$7,308,964

BRAZIL — 9.4%
Utilities — 9.4%
Centrais Eletricas Brasileiras	830,506	6,788,676
Engie Brasil Energia	525,561	4,446,712

TOTAL BRAZIL		11,235,388
CANADA — 8.7%
Utilities — 8.7%
Boralex, Cl A	65,943	1,986,984
Innergex Renewable Energy	123,933	1,667,891
Northland Power	145,863	4,424,794
TransAlta Renewables	171,725	2,394,382

TOTAL CANADA		10,474,051
CHINA — 5.6%
Utilities — 5.6%
China Longyuan Power Group, Cl H	2,151,000	4,227,350
Xinyi Energy Holdings	4,571,600	2,476,284

TOTAL CHINA		6,703,634

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
DENMARK — 5.9%
Utilities — 5.9%
Orsted	62,564	$7,035,156

FRANCE — 3.2%
Utilities — 3.2%
Albioma	20,721	1,105,006
Neoen	68,879	2,775,768

TOTAL FRANCE		3,880,774
GERMANY — 1.9%
Utilities — 1.9%
Encavis	103,117	2,279,015

GREECE — 1.2%
Utilities — 1.2%
Terna Energy	74,057	1,387,529

HONG KONG — 0.5%
Utilities — 0.5%
Concord New Energy Group	5,905,200	549,416

INDIA — 1.7%
Utilities — 1.7%
Azure Power Global * (A)	41,668	585,435
ReNew Energy Global, Cl A *	184,698	1,473,890

TOTAL INDIA		2,059,325
ISRAEL — 2.0%
Utilities — 2.0%
Energix-Renewable Energies	332,607	1,139,696
Enlight Renewable Energy *	598,122	1,297,895

TOTAL ISRAEL		2,437,591
ITALY — 4.3%
Utilities — 4.3%
ERG	96,741	3,357,681

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Falck Renewables *	187,352	$1,746,215

TOTAL ITALY		5,103,896
JAPAN — 1.5%
Utilities — 1.5%
RENOVA *	51,177	638,725
West Holdings	29,438	1,186,063

TOTAL JAPAN		1,824,788
NEW ZEALAND — 9.4%
Utilities — 9.4%
Contact Energy	501,356	2,661,820
Mercury NZ	877,323	3,450,732
Meridian Energy	1,659,097	5,104,218

TOTAL NEW ZEALAND		11,216,770
RUSSIA — 0.3%
Utilities — 0.3%
RusHydro PJSC *(B)(C)(D)	271,804,543	308,013
RusHydro PJSC ADR (B)(C)(D)	196,668	22,287

TOTAL RUSSIA		330,300
SOUTH AFRICA — 1.1%
Utilities — 1.1%
Scatec	102,033	1,264,933

SPAIN — 9.7%
Utilities — 9.7%
Atlantica Sustainable Infrastructure	71,321	2,203,819
EDP Renovaveis	319,252	7,625,055
Solaria Energia y Medio Ambiente *	79,964	1,798,517

TOTAL SPAIN		11,627,391

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares	Value
COMMON STOCK — continued
THAILAND — 7.4%
Utilities — 7.4%
Absolute Clean Energy NVDR	6,610,239	$602,159
BCPG NVDR	1,849,483	664,194
Energy Absolute NVDR	2,404,105	6,212,067
Gunkul Engineering NVDR	5,772,495	977,532
Super Energy NVDR	17,422,052	442,545

TOTAL THAILAND		8,898,497
UNITED KINGDOM — 2.2%
Utilities — 2.2%
Drax Group	256,763	2,604,702

UNITED STATES — 12.1%
Energy — 4.8%
Enviva	39,269	3,311,948
Gevo * (A)	128,720	477,551
Renewable Energy Group *	32,287	1,971,444
		5,760,943

Industrials — 2.2%
Sunrun *	134,471	2,686,730

Utilities — 5.1%
NextEra Energy Partners	49,349	3,289,604
Ormat Technologies	36,028	2,799,376
		6,088,980

TOTAL UNITED STATES		14,536,653
TOTAL COMMON STOCK
(Cost $130,520,847)		112,758,773

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Renewable Energy Producers ETF

	Shares/Face Amount	Value
MASTER LIMITED PARTNERSHIP — 5.3%
CANADA— 5.3%
Utilities — 5.3%
Brookfield Renewable Partners, Cl A (Cost $5,109,277)	178,217	$6,307,073

SHORT-TERM INVESTMENT(E)(F) — 0.4%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $488,409)	488,409	488,409

REPURCHASE AGREEMENT(E) — 0.3%
BNP Paribas
0.240%, dated 04/29/2022, to be repurchased on 05/02/2022, repurchase price $350,217 (collateralized by various U.S. Treasury Obligations, ranging in par value $27,890 - $37,500, 0.250%, 09/30/2025, with a total market value of $356,992)

(Cost $350,210)	$350,210	350,210
TOTAL INVESTMENTS — 100.2%
(Cost $136,468,743)		$119,904,465

Percentages are based on Net Assets of $119,648,580.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $813,146.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security considered illiquid. The total value of such securities as of April 30, 2022 was $330,300 and represented 0.3% of Net Assets.
(D)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2022, was $330,300 and represents 0.30% of Net Assets.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Renewable Energy Producers ETF

(E)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2022 was $838,619.
(F)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2022.

ADR — American Depositary Receipt
Cl — Class
NVDR  — Non-Voting Depositary Receipt
PJSC — Public Joint Stock Company

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$108,166,094	$4,262,379	$330,300	$112,758,773
Master Limited Partnership	6,307,073	—	—	6,307,073
Short-Term Investment	488,409	—	—	488,409
Repurchase Agreement	—	350,210	—	350,210
Total Investments in Securities	$114,961,576	$4,612,589	$330,300	$119,904,465

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — 99.8%
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	4,587	$783,919

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	5,672	707,752

UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	8,623	2,690,031

UNITED STATES — 99.1%
Communication Services — 8.7%
Activision Blizzard	13,322	1,007,143
Alphabet, Cl A *	5,149	11,750,996
Alphabet, Cl C *	4,756	10,935,614
AT&T	121,562	2,292,659
Charter Communications, Cl A *	2,084	892,973
Comcast, Cl A	77,874	3,096,270

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
DISH Network, Cl A *	4,655	$132,714
Electronic Arts	4,845	571,952
Fox, Cl A	4,390	157,338
Fox, Cl B	2,864	95,199
Interpublic Group	7,318	238,713
Lumen Technologies	18,074	181,825
Match Group *	4,531	358,629
Meta Platforms, Cl A *	39,470	7,912,551
Netflix *	7,542	1,435,695
News, Cl A	7,215	143,290
News, Cl B	2,259	44,977
Omnicom Group	3,570	271,784
Paramount Global, Cl B	10,299	299,907
Take-Two Interactive Software *	2,154	257,425
T-Mobile US *	10,171	1,252,457
Twitter *	14,066	689,515
Verizon Communications	70,717	3,274,197
Walt Disney *	31,127	3,474,707
Warner Bros Discovery *	37,954	688,865
		51,457,395

Consumer Discretionary — 11.6%
Advance Auto Parts	917	183,061
Amazon.com *	7,585	18,853,504
Aptiv *	4,950	526,680
AutoZone *	338	660,949
Bath & Body Works	4,529	239,539
Best Buy	3,416	307,201
Booking Holdings *	727	1,606,895
BorgWarner	4,068	149,824
CarMax *	2,737	234,780
Carnival *	13,671	236,508
Chipotle Mexican Grill, Cl A *	499	726,349

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Darden Restaurants	2,353	$309,961
Dollar General	4,114	977,198
Dollar Tree *	3,911	635,342
Domino’s Pizza	588	198,744
DR Horton	5,659	393,810
eBay	11,297	586,540
Etsy *	2,285	212,939
Expedia Group *	2,471	431,807
Ford Motor	68,390	968,402
Garmin	2,580	283,129
General Motors *	25,380	962,156
Genuine Parts	2,713	352,826
Hasbro	2,294	202,010
Hilton Worldwide Holdings	4,815	747,721
Home Depot	18,320	5,503,328
Las Vegas Sands *	6,241	221,119
Lennar, Cl A	4,731	361,874
LKQ	4,576	227,107
Lowe’s	11,845	2,342,112
Marriott International, Cl A	4,743	841,977
McDonald’s	13,102	3,264,494
Mohawk Industries *	959	135,277
NIKE, Cl B	22,457	2,800,388
Norwegian Cruise Line Holdings *	6,151	123,205
NVR *	50	218,811
O’Reilly Automotive *	1,195	724,827
Penn National Gaming *	2,585	94,533
Pool	794	321,745
PulteGroup	5,114	213,561
PVH	1,462	106,404
Ralph Lauren, Cl A	1,064	111,018
Ross Stores	6,160	614,583

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Starbucks	20,684	$1,543,854
Tapestry	5,239	172,468
Target	8,309	1,899,853
Tesla *	14,469	12,599,026
TJX	21,130	1,294,846
Tractor Supply	2,014	405,720
Ulta Beauty *	850	337,280
Under Armour, Cl A *	3,542	54,405
Under Armour, Cl C *	3,144	44,613
VF	5,116	266,032
Whirlpool	1,184	214,920
Wynn Resorts *	1,975	139,198
Yum! Brands	5,073	593,592
		68,780,045

Consumer Staples — 6.8%
Altria Group	44,570	2,476,755
Archer-Daniels-Midland	13,415	1,201,447
Brown-Forman, Cl B	5,516	371,999
Campbell Soup	6,567	310,094
Clorox	3,575	512,905
Coca-Cola	96,089	6,208,310
Colgate-Palmolive	20,413	1,572,822
Conagra Brands	13,922	486,295
Constellation Brands, Cl A	3,888	956,798
Costco Wholesale	10,957	5,826,056
Estee Lauder, Cl A	5,629	1,486,394
General Mills	14,337	1,014,056
Hormel Foods	8,106	424,673
J M Smucker	3,161	432,836
Kellogg	7,409	507,516
Kimberly-Clark	8,025	1,114,111
Kraft Heinz	16,524	704,418

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Kroger	15,875	$856,615
Lamb Weston Holdings	4,187	276,761
McCormick	5,761	579,384
Molson Coors Beverage, Cl B	5,406	292,681
Monster Beverage *	8,797	753,727
Procter & Gamble	59,414	9,538,918
Sysco	12,091	1,033,539
Tyson Foods, Cl A	6,787	632,277
Walgreens Boots Alliance	16,923	717,535
		40,288,922

Energy — 4.2%
APA	7,063	289,089
Baker Hughes, Cl A	14,117	437,909
Chevron	32,662	5,117,155
ConocoPhillips	22,085	2,109,559
Coterra Energy	11,911	342,918
Devon Energy	10,633	618,522
Diamondback Energy	2,848	359,503
EOG Resources	10,125	1,182,195
Exxon Mobil	72,186	6,153,856
Halliburton	16,263	579,288
Hess	4,872	502,157
Kinder Morgan	33,403	606,264
Marathon Oil	15,268	380,479
Marathon Petroleum	10,900	951,134
Occidental Petroleum	15,709	865,409
ONEOK	7,653	484,664
Phillips 66	7,455	646,796
Pioneer Natural Resources	3,848	894,545
Schlumberger	22,663	884,084
Valero Energy	6,418	715,479

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Williams	20,850	$714,946
		24,835,951

Financials — 11.1%
Aflac	10,543	603,903
Allstate	5,016	634,725
American Express	10,475	1,830,087
American International Group	14,682	859,044
Ameriprise Financial	1,992	528,856
Aon, Cl A	3,844	1,107,034
Arthur J Gallagher	3,525	593,927
Assurant	1,104	200,795
Bank of America	122,972	4,387,641
Bank of New York Mellon	13,594	571,764
Berkshire Hathaway, Cl B *	31,398	10,136,216
BlackRock, Cl A	2,393	1,494,859
Brown & Brown	3,365	208,563
Capital One Financial	7,021	874,957
Cboe Global Markets	2,141	241,890
Charles Schwab	25,960	1,721,927
Chubb	7,508	1,550,027
Cincinnati Financial	2,736	335,598
Citigroup	33,454	1,612,817
Citizens Financial Group	7,151	281,749
CME Group, Cl A	6,152	1,349,380
Comerica	2,203	180,426
Discover Financial Services	5,069	570,060
Everest Re Group	840	230,756
FactSet Research Systems	552	222,726
Fifth Third Bancorp	10,721	402,359
First Republic Bank	3,152	470,341
Franklin Resources	5,431	133,548
Globe Life	1,813	177,819

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Goldman Sachs Group	5,845	$1,785,589
Hartford Financial Services Group	5,885	411,538
Huntington Bancshares	25,003	328,789
Intercontinental Exchange	9,670	1,119,883
Invesco	5,547	101,954
JPMorgan Chase	50,585	6,037,826
KeyCorp	16,161	312,069
Lincoln National	2,910	175,036
Loews	3,357	210,954
M&T Bank	2,988	497,921
MarketAxess Holdings	583	153,685
Marsh & McLennan	8,681	1,403,718
MetLife	12,478	819,555
Moody’s	2,734	865,256
Morgan Stanley	24,166	1,947,538
MSCI, Cl A	1,387	584,274
Nasdaq	2,203	346,686
Northern Trust	3,526	363,354
PNC Financial Services Group	7,302	1,212,862
Principal Financial Group	4,244	289,186
Progressive	10,133	1,087,879
Prudential Financial	6,677	724,521
Raymond James Financial	3,517	342,767
Regions Financial	18,043	373,851
S&P Global	6,141	2,312,087
Signature Bank NY	937	226,988
State Street	5,774	386,685
SVB Financial Group *	1,025	499,831
Synchrony Financial	9,652	355,290
T Rowe Price Group	3,850	473,704
Travelers	4,328	740,348
Truist Financial	23,022	1,113,114

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
US Bancorp	23,319	$1,132,371
W R Berkley	3,444	228,992
Wells Fargo	67,738	2,955,409
Willis Towers Watson	2,218	476,559
Zions Bancorp	2,593	146,530
		66,058,393

Health Care — 13.3%
ABIOMED *	2,213	634,202
Align Technology *	3,688	1,069,188
AmerisourceBergen, Cl A	8,021	1,213,497
Anthem	12,476	6,262,079
Baxter International	25,362	1,802,224
Boston Scientific *	72,762	3,064,008
Cardinal Health	13,567	787,564
Cerner	15,913	1,490,093
Cigna	16,529	4,079,027
CVS Health	67,530	6,491,659
DaVita *	3,282	355,670
DENTSPLY SIRONA	12,716	508,513
Dexcom *	4,914	2,007,762
Edwards Lifesciences *	31,930	3,377,555
Gilead Sciences	64,177	3,808,263
Henry Schein *	8,047	652,612
Hologic *	13,617	980,288
Humana	6,560	2,916,314
IDEXX Laboratories *	4,311	1,855,799
Incyte *	9,146	685,584
Intuitive Surgical *	18,364	4,394,505
IQVIA Holdings *	9,683	2,110,797
Laboratory Corp of America Holdings	4,657	1,118,984
McKesson	7,612	2,356,751
Medtronic	69,183	7,219,938

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Mettler-Toledo International *	1,158	$1,479,380
Quest Diagnostics	6,612	884,950
ResMed	7,390	1,477,778
STERIS	5,413	1,212,783
Stryker	17,214	4,153,050
Teleflex	2,470	705,481
Waters *	3,302	1,000,572
West Pharmaceutical Services	3,721	1,172,338
Zimmer Biomet Holdings	11,325	1,367,494
Zoetis, Cl A	24,264	4,300,794
		78,997,496

Industrials — 7.8%
3M	13,565	1,956,344
Alaska Air Group *	3,309	179,977
Allegion	2,062	235,563
American Airlines Group *	14,672	275,393
AMETEK	5,394	681,046
AO Smith	3,023	176,634
Carrier Global	20,375	779,751
Caterpillar	12,925	2,721,230
CH Robinson Worldwide	3,031	321,741
Cintas	2,139	849,739
Copart *	5,025	571,091
CSX	52,333	1,797,115
Cummins	3,338	631,516
Deere	6,700	2,529,585
Delta Air Lines *	14,764	635,295
Dover	3,328	443,622
Eaton	9,270	1,344,335
Emerson Electric	13,896	1,253,141
Equifax	2,883	586,748
Expeditors International of Washington	3,858	382,212

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Fastenal	13,211	$730,700
FedEx	5,730	1,138,780
Fortive	8,230	473,225
Fortune Brands Home & Security	3,162	225,293
Generac Holdings *	1,415	310,423
Howmet Aerospace	8,768	299,164
IDEX	1,700	322,694
Illinois Tool Works	6,703	1,321,228
Ingersoll Rand	9,288	408,301
JB Hunt Transport Services	1,961	335,037
Johnson Controls International	16,518	988,933
Masco	6,145	323,780
Nielsen Holdings	9,523	255,312
Nordson	1,118	241,141
Norfolk Southern	5,749	1,482,552
Old Dominion Freight Line	2,181	610,942
Otis Worldwide	10,236	745,590
PACCAR	8,015	665,646
Parker-Hannifin	3,050	826,001
Pentair	3,708	188,181
Quanta Services	3,206	371,832
Republic Services, Cl A	4,808	645,570
Robert Half International	2,490	244,792
Rockwell Automation	2,636	666,038
Rollins	5,757	193,090
Snap-On	1,207	256,475
Southwest Airlines *	14,046	656,229
Stanley Black & Decker	3,722	447,198
Trane Technologies	5,545	775,690
TransDigm Group *	1,136	675,704
Union Pacific	15,286	3,581,357
United Airlines Holdings *	7,302	368,751

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
United Parcel Service, Cl B	17,496	$3,148,930
United Rentals *	1,598	505,799
Verisk Analytics, Cl A	3,693	753,557
Waste Management	9,040	1,486,538
Westinghouse Air Brake Technologies	4,348	390,929
WW Grainger	1,019	509,531
Xylem	4,203	338,342
		46,261,353

Information Technology — 27.4%
Accenture, Cl A	10,737	3,224,965
Adobe *	8,141	3,223,429
Advanced Micro Devices *	27,953	2,390,541
Akamai Technologies *	2,993	336,054
Amphenol, Cl A	10,322	738,023
Analog Devices	9,326	1,439,748
ANSYS *	1,489	410,502
Apple	265,722	41,891,073
Applied Materials	15,237	1,681,403
Arista Networks *	4,072	470,601
Autodesk *	3,763	712,261
Automatic Data Processing	7,286	1,589,659
Broadcom	7,010	3,886,274
Broadridge Financial Solutions	2,010	289,701
Cadence Design Systems *	4,752	716,839
CDW	2,342	382,168
Ceridian HCM Holding *	1,921	107,826
Cisco Systems	71,852	3,519,311
Citrix Systems *	2,355	235,736
Cognizant Technology Solutions, Cl A	9,069	733,682
DXC Technology *	4,849	139,166
Enphase Energy *	2,286	368,960
EPAM Systems *	816	216,232

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
F5 *	1,190	$199,218
Fidelity National Information Services	10,668	1,057,732
Fiserv *	10,438	1,022,089
FleetCor Technologies *	1,508	376,276
Fortinet *	2,330	673,393
Gartner *	1,391	404,155
Global Payments	5,008	685,996
Hewlett Packard Enterprise	24,520	377,853
HP	20,530	752,014
Intel	69,398	3,025,059
International Business Machines	15,511	2,050,709
Intuit	4,739	1,984,456
IPG Photonics *	821	77,568
Jack Henry & Associates	1,223	231,856
Juniper Networks	6,567	206,992
Keysight Technologies *	3,199	448,724
KLA	2,597	829,118
Lam Research	2,452	1,142,044
Mastercard, Cl A	14,877	5,406,004
Microchip Technology	9,418	614,054
Micron Technology	19,466	1,327,387
Microsoft	128,480	35,655,770
Monolithic Power Systems	788	309,085
Motorola Solutions	2,835	605,811
NetApp	3,753	274,907
NortonLifeLock	9,816	245,793
NVIDIA	43,034	7,981,516
Oracle	27,243	1,999,636
Paychex	5,533	701,197
Paycom Software *	910	256,138
PayPal Holdings *	20,041	1,762,205
PTC *	1,831	209,119

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Qorvo *	1,938	$220,506
QUALCOMM	18,992	2,652,992
Roper Technologies	2,430	1,141,906
Salesforce *	16,839	2,962,654
Seagate Technology Holdings	3,521	288,863
ServiceNow *	3,448	1,648,489
Skyworks Solutions	2,757	312,368
SolarEdge Technologies *	766	191,814
Synopsys *	2,591	743,073
Teledyne Technologies *	837	361,207
Teradyne	2,846	300,139
Texas Instruments	16,072	2,736,258
Trimble *	4,323	288,344
Tyler Technologies *	751	296,427
VeriSign *	1,587	283,581
Visa, Cl A	28,763	6,130,258
Western Digital *	5,660	300,376
Zebra Technologies, Cl A *	946	349,698
		162,806,981

Materials — 2.4%
Air Products & Chemicals	3,770	882,444
Albemarle	2,128	410,342
Amcor	28,209	334,559
Avery Dennison	1,493	269,636
Ball	5,600	454,496
Celanese, Cl A	1,923	282,566
CF Industries Holdings	4,144	401,264
Corteva	12,558	724,471
Dow	12,798	851,067
DuPont de Nemours	8,978	591,920
Eastman Chemical	2,563	263,143
Ecolab	4,332	733,581

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
FMC	2,502	$331,615
Freeport-McMoRan	25,206	1,022,103
International Flavors & Fragrances	4,575	554,947
International Paper	6,661	308,271
LyondellBasell Industries, Cl A	4,636	491,555
Martin Marietta Materials	1,069	378,661
Mosaic	6,510	406,354
Newmont	13,746	1,001,396
Nucor	4,966	768,637
Packaging Corp of America	1,656	266,898
PPG Industries	4,208	538,582
Sealed Air	2,724	174,908
Sherwin-Williams	4,242	1,166,380
Vulcan Materials	2,451	422,283
Westrock	4,800	237,744
		14,269,823

Real Estate — 2.9%
Alexandria Real Estate Equities ‡	2,442	444,835
American Tower, Cl A ‡	8,208	1,978,292
AvalonBay Communities ‡	2,567	583,941
Boston Properties ‡	2,767	325,399
CBRE Group, Cl A *	5,955	494,503
Crown Castle International ‡	7,828	1,449,824
Digital Realty Trust ‡	5,002	730,892
Duke Realty ‡	6,687	366,113
Equinix ‡	1,556	1,118,888
Equity Residential ‡	6,015	490,223
Essex Property Trust ‡	1,258	414,222
Extra Space Storage ‡	2,361	448,590
Federal Realty Investment Trust ‡	1,280	149,837
Host Hotels & Resorts ‡	13,677	278,327
Iron Mountain ‡	4,957	266,340

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Kimco Realty ‡	10,605	$268,625
Mid-America Apartment Communities ‡	2,083	409,684
ProLogis ‡	13,256	2,124,804
Public Storage ‡	2,749	1,021,254
Realty Income ‡	9,495	658,573
Regency Centers ‡	2,851	196,234
SBA Communications, Cl A ‡	2,004	695,608
Simon Property Group ‡	5,869	692,542
UDR ‡	5,214	277,437
Vornado Realty Trust ‡	3,051	118,104
Welltower ‡	7,829	710,952
Weyerhaeuser ‡	14,000	577,080
		17,291,123

Utilities — 2.9%
AES	12,322	251,615
Alliant Energy	4,481	263,528
Ameren	4,606	427,897
American Electric Power	8,524	844,814
American Water Works	3,150	485,352
Atmos Energy	2,176	246,758
CenterPoint Energy	9,951	304,600
CMS Energy	5,227	359,043
Consolidated Edison	5,978	554,400
Constellation Energy	5,591	331,043
Dominion Energy	13,933	1,137,490
DTE Energy	3,466	454,185
Duke Energy	13,411	1,477,356
Edison International	6,492	446,585
Entergy	3,533	419,897
Evergy	4,346	294,876
Eversource Energy	5,994	523,876
Exelon	16,737	782,957

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Catholic Values ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
FirstEnergy	9,562	$414,130
NextEra Energy	33,987	2,413,757
NiSource	6,451	187,853
NRG Energy	4,916	176,484
Pinnacle West Capital	2,128	151,514
PPL	13,379	378,759
Public Service Enterprise Group	8,563	596,498
Sempra Energy	5,522	891,030
Southern	18,233	1,338,120
WEC Energy Group	5,429	543,171
Xcel Energy	9,676	708,864
		17,406,452

TOTAL UNITED STATES		588,453,934
TOTAL COMMON STOCK
(Cost $495,290,207)		592,635,636
TOTAL INVESTMENTS — 99.8%
(Cost $495,290,207)		$592,635,636

Percentages are based on Net Assets of $593,745,711.

*	Non-income producing security.
‡	Real Estate Investment Trust

Cl — Class
S&P — Standard & Poor’s

As of April 30, 2022, all of the Fund’s investments were considered Level 1, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — 99.3%
AUSTRALIA — 12.7%
Communication Services — 0.1%
REA Group	23	$2,115
Telstra	2,103	6,038
TPG Telecom	272	1,137
		9,290

Consumer Discretionary — 0.5%
Aristocrat Leisure	345	8,252
Wesfarmers	573	20,120
		28,372

Consumer Staples — 0.7%
Coles Group	1,206	16,027
Woolworths Group	1,070	29,283
		45,310

Energy — 0.3%
Santos	1,528	8,687

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Woodside Petroleum	480	$10,626
		19,313

Financials — 3.1%
ASX	94	5,790
Australia & New Zealand Banking Group	1,312	25,454
Commonwealth Bank of Australia	818	60,387
Insurance Australia Group	1,197	3,862
Macquarie Group	167	24,564
National Australia Bank	1,541	35,733
QBE Insurance Group	737	6,453
Suncorp Group	628	5,114
Westpac Banking	1,690	28,668
		196,025

Health Care — 3.9%
Cochlear	137	22,562
CSL	994	193,056
Sonic Healthcare	999	26,076
		241,694

Industrials — 0.4%
Brambles	828	6,208
Reece	134	1,667
Transurban Group	1,646	16,774
		24,649

Materials — 3.2%
BHP Group	2,483	84,716
Fortescue Metals Group	870	13,373
Glencore	5,433	33,921
Newcrest Mining	427	8,157
Rio Tinto	185	14,834
Rio Tinto	522	37,395

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
South32	2,439	$8,268
		200,664

Real Estate — 0.4%
Dexus ‡	538	4,271
Goodman Group ‡	835	14,229
Scentre Group ‡	2,580	5,482
		23,982

Utilities — 0.1%
APA Group	564	4,605

TOTAL AUSTRALIA		793,904
AUSTRIA — 0.3%
Communication Services — 0.0%
Telekom Austria, Cl A	71	509

Energy — 0.1%
OMV	71	3,678

Financials — 0.1%
BAWAG Group	34	1,640
Erste Group Bank	157	4,913
Raiffeisen Bank International *	69	799
		7,352

Industrials — 0.0%
ANDRITZ	44	1,892

Information Technology — 0.0%
ams-OSRAM *	140	1,751

Materials — 0.0%
voestalpine	57	1,507

Utilities — 0.1%
Verbund	33	3,558

TOTAL AUSTRIA		20,247

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
BELGIUM — 1.6%
Consumer Staples — 0.7%
Anheuser-Busch InBev	769	$44,944

Financials — 0.3%
Groupe Bruxelles Lambert	44	4,204
KBC Group	162	11,112
Sofina	4	1,241
		16,557

Health Care — 0.5%
UCB	260	29,733

Materials — 0.1%
Solvay	42	4,012
Umicore	101	3,935
		7,947

TOTAL BELGIUM		99,181
BRAZIL — 0.1%
Materials — 0.1%
Yara International	75	3,870

CHILE — 0.0%
Materials — 0.0%
Antofagasta	147	2,862

CHINA — 0.8%
Consumer Discretionary — 0.4%
Prosus	450	22,118

Consumer Staples — 0.2%
Budweiser Brewing APAC	1,800	4,538
Wilmar International	2,891	9,295
		13,833

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — 0.1%
BOC Hong Kong Holdings	2,100	$7,668

Health Care — 0.0%
China Evergrande New Energy Vehicle Group * (A)(B)(C)	5,700	2,092

Utilities — 0.1%
ENN Energy Holdings	300	4,049

TOTAL CHINA		49,760
DENMARK — 1.7%
Consumer Staples — 0.2%
Carlsberg, Cl B	89	11,465

Health Care — 0.5%
Coloplast, Cl B	248	33,729

Industrials — 0.8%
AP Moller - Maersk, Cl A	2	5,729
AP Moller - Maersk, Cl B	3	8,798
DSV	115	19,082
Vestas Wind Systems	542	14,053
		47,662

Utilities — 0.2%
Orsted	94	10,570

TOTAL DENMARK		103,426
FINLAND — 1.1%
Energy — 0.1%
Neste	207	8,997

Financials — 0.5%
Nordea Bank Abp	1,679	16,976
Sampo, Cl A	247	12,093
		29,069
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.2%
Kone, Cl B	217	$10,551

Information Technology — 0.2%
Nokia	2,611	13,416

Materials — 0.1%
Stora Enso, Cl R	312	6,219

Utilities — 0.0%
Fortum	218	3,657

TOTAL FINLAND		71,909
FRANCE — 8.8%
Communication Services — 0.0%
Adevinta, Cl B *	141	1,115

Consumer Discretionary — 1.2%
Christian Dior	1	623
EssilorLuxottica	157	27,130
Hermes International	19	23,782
Kering	41	22,193
		73,728

Consumer Staples — 1.2%
Danone	613	37,275
Pernod Ricard	180	37,532
		74,807

Energy — 0.9%
TotalEnergies	1,165	58,040

Financials — 2.3%
AXA	992	26,644
BNP Paribas	540	28,316
LVMH Moet Hennessy Louis Vuitton	138	90,189
		145,149

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 0.8%
Cie de Saint-Gobain	284	$16,877
Credit Agricole	669	7,323
Vinci	280	27,424
		51,624

Information Technology — 0.3%
Dassault Systemes	339	15,212

Materials — 1.9%
Air Liquide	235	40,990
L’Oreal	209	76,927
		117,917

Utilities — 0.2%
Electricite de France	269	2,465
Engie	855	10,212
		12,677

TOTAL FRANCE		550,269
GERMANY — 7.6%
Communication Services — 0.5%
Deutsche Telekom	1,597	29,601

Consumer Discretionary — 1.0%
adidas	92	18,802
Bayerische Motoren Werke	167	13,832
Mercedes-Benz Group	432	30,580
Volkswagen	19	4,193
		67,407

Consumer Staples — 0.2%
Beiersdorf	89	8,996
Henkel & KGaA	88	5,626
		14,622

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — 1.3%
Allianz	192	$43,791
Deutsche Boerse	94	16,481
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	66	15,826
		76,098

Health Care — 1.3%
BioNTech ADR	169	23,454
Fresenius Medical Care & KGaA	414	25,961
Siemens Healthineers	589	31,851
		81,266

Industrials — 1.3%
Daimler Truck Holding *	270	7,349
Deutsche Post	539	23,268
Hapag-Lloyd	1	404
Siemens	435	54,050
		85,071

Information Technology — 1.2%
Infineon Technologies	627	18,157
SAP	530	54,548
		72,705

Materials — 0.4%
BASF	460	24,463

Real Estate — 0.2%
Vonovia	369	14,793

Utilities — 0.2%
E.ON	1,103	11,555

TOTAL GERMANY		477,581
HONG KONG — 2.8%
Financials — 1.7%
AIA Group	5,965	59,109

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Hang Seng Bank	280	$4,978
Hong Kong Exchanges & Clearing	594	25,574
Prudential	1,273	16,142
		105,803

Industrials — 0.5%
Jardine Matheson Holdings	154	8,182
MTR	900	4,801
Techtronic Industries	1,132	15,351
		28,334

Real Estate — 0.4%
CK Asset Holdings	1,100	7,486
Henderson Land Development	400	1,624
Link REIT ‡	1,000	8,679
Sun Hung Kai Properties	890	10,317
		28,106

Utilities — 0.2%
CLP Holdings	900	8,775
Hong Kong & China Gas	4,910	5,438
		14,213

TOTAL HONG KONG		176,456
IRELAND — 0.5%
Consumer Discretionary — 0.1%
Flutter Entertainment *	75	7,641

Industrials — 0.1%
Kingspan Group	84	7,892

Materials — 0.3%
CRH	366	14,742

TOTAL IRELAND		30,275

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
ISRAEL — 0.8%
Communication Services — 0.0%
Bezeq The Israeli Telecommunication	928	$1,481

Consumer Discretionary — 0.0%
Global-e Online *	2	45

Financials — 0.3%
Bank Hapoalim	577	5,384
Bank Leumi Le-Israel	725	7,659
First International Bank of Israel	26	1,099
Israel Discount Bank, Cl A	580	3,454
Mizrahi Tefahot Bank	69	2,571
Plus500	52	1,018
		21,185

Industrials — 0.1%
Kornit Digital *	27	1,795
Shapir Engineering and Industry	74	697
		2,492

Information Technology — 0.3%
Check Point Software Technologies *	52	6,567
JFrog *	35	731
Nice *	27	5,553
Nova *	14	1,352
Tower Semiconductor *	40	1,927
Wix.com *	25	1,887
		18,017

Real Estate — 0.1%
Amot Investments	6	46
Azrieli Group	21	1,816
Big Shopping Centers	1	152
Melisron *	2	164
Mivne Real Estate KD	181	683

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Strauss Group	45	$1,205
		4,066

TOTAL ISRAEL		47,286
ITALY — 2.0%
Consumer Discretionary — 0.3%
Ferrari	68	14,563
Moncler	108	5,729
PRADA	100	624
		20,916

Consumer Staples — 0.1%
Davide Campari-Milano	495	5,632

Energy — 0.2%
Eni	1,170	16,527

Financials — 0.7%
Assicurazioni Generali	585	11,170
Intesa Sanpaolo	8,181	16,871
Poste Italiane	226	2,236
UniCredit	1,058	9,939
		40,216

Industrials — 0.1%
Atlantia	273	6,575

Utilities — 0.6%
Enel	3,702	24,284
Snam	1,049	5,781
Terna - Rete Elettrica Nazionale	697	5,711
		35,776

TOTAL ITALY		125,642

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
JAPAN — 26.5%
Communication Services — 2.0%
Dentsu Group	125	$4,539
KDDI	758	25,362
Nexon	238	5,459
Nintendo	53	24,508
Nippon Telegraph & Telephone	547	16,242
SoftBank	1,325	15,494
SoftBank Group	646	26,272
Toho	71	2,647
Z Holdings	1,329	5,279
		125,802

Consumer Discretionary — 4.6%
Aisin	92	2,684
Bandai Namco Holdings	115	7,863
Bridgestone	320	11,774
Denso	272	16,705
Fast Retailing	31	14,395
Hikari Tsushin	4	471
Honda Motor	916	24,173
Isuzu Motors	351	4,110
Koito Manufacturing	67	2,474
Nissan Motor *	1,315	5,247
Nitori Holdings	44	4,534
Oriental Land	121	18,468
Pan Pacific International Holdings	295	4,579
Panasonic Holdings	1,252	11,214
Rakuten Group *	476	3,373
Sekisui Chemical	235	3,191
Sekisui House	354	6,172
Sharp	111	942
Shimano	46	8,273

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Subaru	328	$4,960
Sumitomo Electric Industries	408	4,404
Suzuki Motor	269	8,114
Toyota Motor	6,718	115,916
Yamaha	90	3,473
ZOZO	82	1,747
		289,256

Consumer Staples — 2.4%
Aeon	779	14,842
Asahi Group Holdings	460	17,266
Kao	417	16,836
Kirin Holdings	737	10,811
Kobe Bussan	120	2,964
Kose	27	2,801
Nissin Foods Holdings	75	5,239
Seven & i Holdings	716	31,600
Shiseido	358	16,955
Suntory Beverage & Food	119	4,712
Unicharm	401	14,011
Welcia Holdings	82	1,696
Yakult Honsha	137	7,106
		146,839

Energy — 0.2%
ENEOS Holdings	1,581	5,567
Inpex	492	5,818
		11,385

Financials — 2.5%
Dai-ichi Life Holdings	566	11,378
Daiwa Securities Group	743	3,647
Japan Exchange Group	266	4,007
Japan Post Bank	191	1,448

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Japan Post Insurance	108	$1,755
Mitsubishi UFJ Financial Group	6,040	35,165
Mizuho Financial Group	1,264	15,400
MS&AD Insurance Group Holdings	239	7,159
Nomura Holdings	1,450	5,596
ORIX	539	9,876
Resona Holdings	1,171	5,106
Sompo Holdings	178	7,261
Sumitomo Mitsui Financial Group	684	20,669
Sumitomo Mitsui Trust Holdings	186	5,787
T&D Holdings	261	3,364
Tokio Marine Holdings	345	18,691
		156,309

Health Care — 4.0%
Hoya	725	72,690
Kyowa Kirin	517	10,906
M3	864	28,022
Otsuka Holdings	1,127	37,952
Shionogi	576	32,326
Sysmex	342	22,728
Terumo	1,591	47,818
		252,442

Industrials — 5.6%
ANA Holdings *	80	1,515
Central Japan Railway	116	14,692
Daifuku	69	4,287
Daikin Industries	163	25,219
East Japan Railway	206	10,842
FANUC	110	17,121
Hankyu Hanshin Holdings	143	3,791
ITOCHU	790	23,976
Japan Airlines *	70	1,162

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Keio	69	$2,660
Komatsu	486	10,957
Kubota	670	11,473
Makita	175	5,229
Marubeni	959	10,529
MINEBEA MITSUMI	237	4,610
MISUMI Group	163	4,127
Mitsubishi	788	26,658
Mitsubishi Electric	1,156	12,206
Mitsui	886	21,541
MonotaRO	142	2,476
Nidec	304	20,036
Nihon M&A Center	184	2,292
Nippon Yusen	92	6,717
Odakyu Electric Railway	189	2,883
Recruit Holdings	911	33,878
Secom	122	8,639
SG Holdings	310	5,486
SMC	31	15,086
Taisei	124	3,374
Tokyu	353	4,335
Toshiba	234	9,764
TOTO	90	3,046
Toyota Industries	111	6,674
West Japan Railway	122	4,561
Yamato Holdings	207	3,906
Yaskawa Electric	147	5,049
		350,797

Information Technology — 3.2%
Advantest	98	6,800
Canon	552	12,761
Disco	20	4,955

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Fujitsu	93	$13,412
GMO Payment Gateway	23	1,969
Itochu Techno-Solutions	34	802
Keyence	92	37,529
Kyocera	176	9,323
Lasertec	44	6,016
Murata Manufacturing	326	19,611
NEC	138	5,379
Nomura Research Institute	208	5,956
NTT Data	339	6,288
Obic	29	4,316
Omron	103	6,142
Oracle Japan *	21	1,358
Otsuka	52	1,716
Renesas Electronics *	693	7,531
Rohm	48	3,394
Shimadzu	140	4,630
TDK	190	5,961
Tokyo Electron	76	32,545
Trend Micro *	67	3,754
		202,148

Materials — 1.1%
Asahi Kasei	704	5,822
JFE Holdings	298	3,669
Nippon Paint Holdings	687	5,509
Nippon Sanso Holdings	113	2,038
Nippon Steel	472	7,540
Nitto Denko	79	5,335
Shin-Etsu Chemical	191	26,514
Sumitomo Metal Mining	140	6,128
Toray Industries	869	4,151
		66,706

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — 0.7%
Daiwa House Industry	330	$8,005
Hulic	251	2,127
Mitsubishi Estate	675	9,813
Mitsui Fudosan	465	9,854
Nippon Prologis ‡	1	2,783
Nomura Real Estate Master Fund ‡	2	2,516
Sumitomo Realty & Development	240	6,361
		41,459

Utilities — 0.2%
Chubu Electric Power	380	3,848
Kansai Electric Power	426	3,748
Osaka Gas	209	3,783
Tokyo Gas	196	3,769
		15,148

TOTAL JAPAN		1,658,291
LUXEMBOURG — 0.1%
Materials — 0.1%
ArcelorMittal	306	9,076

MACAO — 0.2%
Consumer Discretionary — 0.2%
Galaxy Entertainment Group *	1,420	8,253
Sands China *	1,500	3,372

TOTAL MACAO		11,625
NETHERLANDS — 6.3%
Communication Services — 0.2%
Universal Music Group	633	14,882

Consumer Staples — 0.8%
Heineken	211	20,790
Koninklijke Ahold Delhaize	923	27,352
		48,142

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Energy — 1.6%
Shell	3,627	$98,951

Financials — 0.4%
EXOR	53	3,735
ING Groep	1,879	18,039
		21,774

Health Care — 0.8%
Koninklijke Philips	1,838	48,475

Information Technology — 2.3%
Adyen *	17	29,107
ASML Holding	199	115,045
		144,152

Materials — 0.2%
Koninklijke DSM	88	14,909

TOTAL NETHERLANDS		391,285
NEW ZEALAND — 0.6%
Communication Services — 0.0%
Spark New Zealand	945	3,018

Health Care — 0.3%
Fisher & Paykel Healthcare	1,198	16,718
Ryman Healthcare	808	4,830
		21,548

Industrials — 0.1%
Auckland International Airport *	677	3,443

Information Technology — 0.1%
Xero *	65	4,450

Utilities — 0.1%
Contact Energy	371	1,970
Mercury NZ	312	1,227

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Utilities — continued
Meridian Energy	614	$1,889
		5,086

TOTAL NEW ZEALAND		37,545
NORWAY — 1.1%
Communication Services — 0.1%
Schibsted, Cl A	44	933
Schibsted, Cl B	50	974
Telenor	328	4,679
		6,586

Consumer Staples — 0.3%
Mowi	391	11,193
Orkla	676	5,541
Salmar	48	3,982
		20,716

Energy — 0.3%
Aker BP	58	2,120
Equinor	515	17,747
		19,867

Financials — 0.2%
DNB Bank	452	8,915
Gjensidige Forsikring	94	2,034
		10,949

Industrials — 0.1%
TOMRA Systems	68	2,721

Materials — 0.1%
Norsk Hydro	701	6,015

TOTAL NORWAY		66,854

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
PORTUGAL — 0.1%
Utilities — 0.1%
Energias de Portugal	1,405	$6,584

SINGAPORE — 1.4%
Communication Services — 0.1%
Singapore Telecommunications	3,445	6,910

Financials — 0.9%
DBS Group Holdings	898	22,058
Oversea-Chinese Banking	1,911	17,147
United Overseas Bank	747	16,223
		55,428

Industrials — 0.1%
Singapore Airlines *	832	3,314
Singapore Technologies Engineering	891	2,645
		5,959

Information Technology — 0.2%
STMicroelectronics	311	11,736

Real Estate — 0.1%
Ascendas Real Estate Investment Trust ‡	1,644	3,405
CapitaLand Integrated Commercial Trust ‡	2,131	3,596
Capitaland Investment	1,179	3,611
		10,612

TOTAL SINGAPORE		90,645
SOUTH AFRICA — 0.5%
Materials — 0.5%
Anglo American	670	30,165

SOUTH KOREA — 0.1%
Consumer Discretionary — 0.1%
Delivery Hero *	95	3,391

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
SPAIN — 2.3%
Communication Services — 0.4%
Cellnex Telecom *	274	$12,880
Telefonica	2,596	12,688
		25,568

Consumer Discretionary — 0.2%
Industria de Diseno Textil	571	12,108

Financials — 0.7%
Banco Bilbao Vizcaya Argentaria	3,113	16,614
Banco Santander	8,085	24,023
		40,637

Industrials — 0.1%
Aena SME *	44	6,327

Information Technology — 0.2%
Amadeus IT Group *	222	14,145

Utilities — 0.7%
EDP Renovaveis	123	2,938
Endesa	161	3,402
Iberdrola	2,712	31,500
Naturgy Energy Group	165	5,001
		42,841

TOTAL SPAIN		141,626
SWEDEN — 3.7%
Communication Services — 0.1%
Telia	1,274	5,318

Consumer Discretionary — 0.2%
Evolution	96	10,061

Consumer Staples — 0.4%
Essity, Cl B	530	14,125

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Swedish Match	1,405	$11,282
		25,407

Financials — 0.9%
EQT	129	3,746
Industrivarden, Cl A	94	2,446
Industrivarden, Cl C	88	2,251
Investor, Cl A	255	5,395
Investor, Cl B	843	16,453
Kinnevik, Cl A *	1	22
Kinnevik, Cl B *	119	2,371
L E Lundbergforetagen, Cl B	27	1,279
Skandinaviska Enskilda Banken, Cl A	802	9,135
Skandinaviska Enskilda Banken, Cl C	4	49
Svenska Handelsbanken, Cl A	762	7,779
Svenska Handelsbanken, Cl B	21	239
Swedbank, Cl A	463	7,420
		58,585

Industrials — 1.3%
Alfa Laval	168	4,750
Assa Abloy, Cl B	531	13,609
Atlas Copco, Cl A	347	16,012
Atlas Copco, Cl B	205	8,249
Epiroc, Cl A	329	6,773
Epiroc, Cl B	220	3,887
Investment Latour, Cl B	73	1,961
Nibe Industrier, Cl B	742	7,383
Skanska, Cl B	196	3,794
SKF, Cl B	190	3,150
Volvo, Cl A	87	1,444
Volvo, Cl B	856	13,849
		84,861

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 0.4%
Hexagon, Cl B	1,020	$13,383
Telefonaktiebolaget LM Ericsson, Cl B	1,337	10,833
		24,216

Materials — 0.3%
Sandvik	586	11,264
Svenska Cellulosa, Cl B	310	6,083
		17,347

Real Estate — 0.1%
Fastighets Balder, Cl B *	44	2,209
Sagax, Cl B	65	1,682
Sagax, Cl D	1	3
		3,894

TOTAL SWEDEN		229,689
SWITZERLAND — 4.1%
Consumer Discretionary — 0.5%
Cie Financiere Richemont, Cl A	270	32,128

Financials — 1.2%
Partners Group Holding	11	11,871
UBS Group	1,787	30,773
Zurich Insurance Group	72	33,075
		75,719

Health Care — 1.2%
Alcon	1,038	75,178

Industrials — 0.6%
ABB	969	29,550
Kuehne + Nagel International	25	7,085
		36,635

Materials — 0.6%
Givaudan	4	16,051
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sika	73	$22,638
		38,689

TOTAL SWITZERLAND		258,349
TAIWAN — 0.2%
Communication Services — 0.2%
Sea ADR *	156	12,911

UNITED KINGDOM — 9.5%
Communication Services — 0.6%
BT Group	4,303	9,581
Vodafone Group	12,893	19,674
WPP	554	6,990
		36,245

Consumer Discretionary — 0.4%
Compass Group	913	19,509
Entain *	290	5,529
		25,038

Consumer Staples — 2.7%
Associated British Foods	316	6,374
Coca-Cola Europacific Partners	185	9,241
Diageo	2,070	104,436
Imperial Brands	856	17,904
Ocado Group *	586	6,798
Tesco	6,796	23,208
		167,961

Energy — 0.7%
BP	9,316	45,796

Financials — 2.4%
3i Group	451	7,502
Aviva	1,786	9,716
Barclays	7,332	13,642

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
HSBC Holdings	9,805	$61,711
Legal & General Group	2,960	9,369
Lloyds Banking Group	32,831	18,911
London Stock Exchange Group	161	16,001
NatWest Group	2,587	7,081
Standard Chartered	1,229	8,514
		152,447

Health Care — 0.5%
Smith & Nephew	1,839	30,084

Industrials — 1.3%
Ashtead Group	245	12,854
CK Hutchison Holdings	1,520	10,694
CNH Industrial	526	7,619
Experian	525	18,403
RELX	1,078	32,387
		81,957

Materials — 0.1%
Croda International	68	6,663

Real Estate — 0.2%
Segro ‡	591	9,961

Utilities — 0.6%
National Grid	1,855	27,808
SSE	523	12,269
		40,077

TOTAL UNITED KINGDOM		596,229
UNITED STATES — 1.8%
Communication Services — 0.1%
Spotify Technology *	64	6,506

Consumer Discretionary — 0.3%
Fiverr International *	21	1,118

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Stellantis	1,141	$15,627
		16,745

Health Care — 0.0%
Inmode *	112	2,812

Industrials — 1.0%
Ferguson	125	15,913
Schneider Electric	308	44,742
		60,655

Information Technology — 0.3%
Atlassian, Cl A *	69	15,513
CyberArk Software *	21	3,300
Monday.com *	1	129
Sinch *	260	1,178
		20,120

Materials — 0.1%
James Hardie Industries	228	6,731

TOTAL UNITED STATES		113,569
TOTAL COMMON STOCK
(Cost $6,384,912)		6,210,502

PREFERRED STOCK — 0.5%
GERMANY— 0.5%
Consumer Discretionary — 0.3%
Bayerische Motoren Werke (D)	25	1,863
Porsche Automobil Holding (D)	76	6,377
Volkswagen (D)	97	15,241
		23,481
Consumer Staples — 0.2%
Henkel & KGaA (D)	159	10,293

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P Catholic Values Developed ex-US ETF

	Shares	Value
PREFERRED STOCK — continued
TOTAL GERMANY		$33,774
TOTAL PREFERRED STOCK
(Cost $43,542)		33,774
TOTAL INVESTMENTS — 99.8%
(Cost $6,428,454)		$6,244,276

Percentages are based on Net Assets of $6,257,691.

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security considered illiquid. The total value of such securities as of April 30, 2022 was $2,092 and represented 0.0% of Net Assets.
(B)
Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2022, was $2,092 and represents 0.0% of Net Assets.

(C)	Level 3 security in accordance with fair value hierarchy.
(D)	There is currently no stated interest rate.

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$4,520,445	$1,687,965	$2,092	$6,210,502
Preferred Stock	33,774	—	—	33,774
Total Investments in Securities	$4,554,219	$1,687,965	$2,092	$6,244,276

(1)
A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the year in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — 98.4%
CHINA — 4.5%
Communication Services — 1.1%
Bilibili ADR *(A)	23,811	$579,560

Consumer Discretionary — 2.3%
JD.com ADR *	11,609	715,811
XPeng ADR, Cl A *	22,063	542,970
		1,258,781

Information Technology — 1.1%
GDS Holdings ADR * (A)	19,060	598,865

TOTAL CHINA		2,437,206

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
DENMARK — 1.2%
Health Care — 1.2%
Ascendis Pharma ADR *	7,209	$657,965

ISRAEL — 1.3%
Information Technology — 1.3%
NICE Systems ADR *	3,348	691,061

UNITED KINGDOM — 1.4%
Communication Services — 1.4%
Liberty Global, Cl C *	30,987	734,392

UNITED STATES — 90.0%
Communication Services — 10.5%
Alphabet, Cl C *	324	744,983
Charter Communications, Cl A *	1,450	621,310
DISH Network, Cl A *	27,712	790,069
Frontier Communications Parent *	31,294	825,849
Liberty Broadband, Cl C *	5,768	644,978
Meta Platforms, Cl A *	3,998	801,479
Netflix *	2,175	414,033
New York Times, Cl A	20,485	784,985
		5,627,686

Consumer Discretionary — 15.6%
Amazon.com *	282	700,948
Bath & Body Works	15,961	844,177
Booking Holdings *	334	738,244
Churchill Downs	3,894	790,248
Expedia Group *	4,170	728,707
Floor & Decor Holdings, Cl A *	8,179	652,030
Home Depot	2,502	751,601
Lithia Motors, Cl A	2,767	783,421
Lowe’s	3,874	766,006
MGM Resorts International	19,604	804,548

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Vista Outdoor *	23,622	$832,203
		8,392,133

Consumer Staples — 4.8%
BellRing Brands *	10,388	222,615
Mondelez International, Cl A	13,457	867,708
Post Holdings *	8,082	601,220
Procter & Gamble	5,635	904,699
		2,596,242

Energy — 4.2%
Chesapeake Energy	12,979	1,064,537
Texas Pacific Land	856	1,169,810
		2,234,347

Financials — 8.7%
Arch Capital Group *	18,534	846,448
First American Financial	12,567	732,782
KKR	14,141	720,767
S&P Global	4,591	1,728,512
Wells Fargo	15,139	660,514
		4,689,023

Health Care — 12.1%
Arcus Biosciences *	29,753	720,320
Bausch Health *	34,616	658,050
BioLife Solutions *	32,989	417,971
Fate Therapeutics *	23,331	666,333
Mettler-Toledo International *	619	790,791
Mirati Therapeutics *	8,230	508,532
Rocket Pharmaceuticals *	44,191	454,283
Seagen *	6,866	899,515
Tenet Healthcare *	10,527	763,313
Viatris, Cl W *	57,697	596,010
		6,475,118

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Guru® Index ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 4.1%
Enovix *	55,720	$503,709
Howmet Aerospace	25,257	861,769
Otis Worldwide	11,249	819,377
		2,184,855

Information Technology — 15.3%
Anaplan *	18,534	1,204,524
Apple	5,115	806,380
Bill.com Holdings *	3,483	594,583
Elastic *	9,515	724,472
Fiserv *	9,129	893,912
Microsoft	2,942	816,464
Pegasystems	8,751	670,239
SentinelOne, Cl A *	19,218	639,383
Snowflake, Cl A *	2,947	505,234
Unity Software *	7,781	516,736
Visa, Cl A	3,879	826,731
		8,198,658

Materials — 8.3%
Berry Global Group *	13,929	784,899
Crown Holdings	7,257	798,560
Ginkgo Bioworks Holdings * (A)	159,263	461,863
Huntsman	22,288	754,894
International Flavors & Fragrances	6,553	794,879
Sherwin-Williams	3,230	888,121
		4,483,216

Real Estate — 4.5%
American Tower, Cl A ‡	3,787	912,743
ProLogis ‡	6,085	975,365
Zillow Group, Cl C *	13,565	540,158
		2,428,266

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Guru® Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — 1.9%
Vistra	40,671	$1,017,588

TOTAL UNITED STATES		48,327,132
TOTAL COMMON STOCK
(Cost $61,333,572)		52,847,756

MASTER LIMITED PARTNERSHIP — 1.6%
UNITED STATES— 1.6%
Industrials — 1.6%
Icahn Enterprises (Cost $805,811)	15,952	839,713

SHORT-TERM INVESTMENT(B)(C) — 1.3%
Fidelity Investments Money Market Government Portfolio, Cl Institutional, 0.160%
(Cost $708,349)	708,349	708,349

REPURCHASE AGREEMENT(B) — 0.9%
BNP Paribas
0.240%, dated 04/29/2022, to be repurchased on 05/02/2022, repurchase price $507,925 (collateralized by various U.S. Treasury Obligations, ranging in par value $40,450 - $54,387, 0.250%, 09/30/2025, with a total market value of $517,753)

(Cost $507,915)	$507,915	507,915
TOTAL INVESTMENTS — 102.2%
(Cost $63,355,647)		$54,903,733

Percentages are based on Net Assets of $53,722,879.

Cl — Class
S&P — Standard & Poor’s

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X Guru® Index ETF

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	This security or a partial position of this security is on loan at April 30, 2022. The total value of securities on loan at April 30, 2022 was $1,227,224.
(B)	Security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2022 was $1,216,264.
(C)	The rate reported on the Schedule of Investments is the 7-day effective yield as of April 30, 2022.

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$52,847,756	$—	$—	$52,847,756
Master Limited Partnership	839,713	—	—	839,713
Short-Term Investment	708,349	—	—	708,349
Repurchase Agreement	—	507,915	—	507,915
Total Investments in Securities	$54,395,818	$507,915	$—	$54,903,733

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — 97.2%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	22	$3,760

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	29	3,619

UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	44	13,726

UNITED STATES — 96.5%
Communication Services — 8.4%
Activision Blizzard	65	4,914
Alphabet, Cl A *	27	61,619
Alphabet, Cl C *	24	55,184
AT&T	624	11,769
Charter Communications, Cl A *	10	4,285
Comcast, Cl A	398	15,825

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
DISH Network, Cl A *	26	$741
Electronic Arts	26	3,069
Fox, Cl A	26	932
Fox, Cl B	13	432
Interpublic Group	39	1,272
Live Nation Entertainment *	13	1,364
Lumen Technologies	91	916
Match Group *	25	1,979
Meta Platforms, Cl A *	202	40,495
Netflix *	39	7,424
News, Cl A	39	775
News, Cl B	13	259
Omnicom Group	16	1,218
Paramount Global, Cl B	52	1,514
Take-Two Interactive Software *	10	1,195
T-Mobile US *	52	6,403
Twitter *	68	3,333
Verizon Communications	361	16,714
Walt Disney *	159	17,749
Warner Bros Discovery *	189	3,430
		264,810

Consumer Discretionary — 11.1%
Advance Auto Parts	5	998
Amazon.com *	38	94,454
Aptiv *	26	2,766
AutoZone *	2	3,911
Bath & Body Works	26	1,375
Best Buy	22	1,978
Booking Holdings *	4	8,841
BorgWarner	26	958
Caesars Entertainment *	21	1,392
CarMax *	13	1,115

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Carnival *	68	$1,176
Chipotle Mexican Grill, Cl A *	2	2,911
Darden Restaurants	13	1,713
Dollar General	19	4,513
Dollar Tree *	18	2,924
Domino’s Pizza	3	1,014
DR Horton	26	1,809
eBay	55	2,856
Etsy *	13	1,212
Expedia Group *	13	2,272
Ford Motor	344	4,871
Garmin	13	1,427
General Motors *	132	5,004
Genuine Parts	13	1,691
Hasbro	13	1,145
Hilton Worldwide Holdings	26	4,038
Home Depot	91	27,336
Las Vegas Sands *	26	921
Lennar, Cl A	26	1,989
LKQ	26	1,290
Lowe’s	60	11,864
Marriott International, Cl A	24	4,261
McDonald’s	65	16,195
MGM Resorts International	31	1,272
Mohawk Industries *	4	564
Newell Brands	29	671
NIKE, Cl B	111	13,842
Norwegian Cruise Line Holdings *	29	581
O’Reilly Automotive *	6	3,639
Penn National Gaming *	13	475
Pool	3	1,216
PulteGroup	26	1,086

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PVH	8	$582
Ralph Lauren, Cl A	3	313
Ross Stores	34	3,392
Royal Caribbean Cruises *	22	1,710
Starbucks	104	7,763
Tapestry	26	856
Target	42	9,603
Tesla *	73	63,566
TJX	107	6,557
Tractor Supply	9	1,813
Ulta Beauty *	4	1,587
Under Armour, Cl A *	13	200
Under Armour, Cl C *	13	184
VF	26	1,352
Whirlpool	5	908
Wynn Resorts *	13	916
Yum! Brands	26	3,042
		349,910

Consumer Staples — 6.7%
Altria Group	159	8,836
Archer-Daniels-Midland	52	4,657
Brown-Forman, Cl B	13	877
Campbell Soup	13	614
Church & Dwight	21	2,049
Clorox	13	1,865
Coca-Cola	340	21,967
Colgate-Palmolive	78	6,010
Conagra Brands	39	1,362
Constellation Brands, Cl A	15	3,691
Costco Wholesale	39	20,737
Estee Lauder, Cl A	20	5,281
General Mills	52	3,678

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Hershey	13	$2,935
Hormel Foods	26	1,362
J M Smucker	9	1,232
Kellogg	26	1,781
Kimberly-Clark	30	4,165
Kraft Heinz	55	2,345
Kroger	58	3,130
Lamb Weston Holdings	13	859
McCormick	22	2,213
Molson Coors Beverage, Cl B	13	704
Mondelez International, Cl A	121	7,802
Monster Beverage *	35	2,999
PepsiCo	121	20,777
Philip Morris International	134	13,400
Procter & Gamble	210	33,715
Sysco	48	4,103
Tyson Foods, Cl A	26	2,422
Walgreens Boots Alliance	65	2,756
Walmart	124	18,971
		209,295

Energy — 4.1%
APA	29	1,187
Baker Hughes, Cl A	68	2,109
Chevron	168	26,321
ConocoPhillips	117	11,176
Coterra Energy	63	1,814
Devon Energy	52	3,025
Diamondback Energy	13	1,641
EOG Resources	52	6,071
Exxon Mobil	370	31,542
Halliburton	78	2,778
Hess	26	2,680

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Kinder Morgan	172	$3,122
Marathon Oil	68	1,695
Marathon Petroleum	55	4,799
Occidental Petroleum	78	4,297
ONEOK	39	2,470
Phillips 66	39	3,384
Pioneer Natural Resources	20	4,649
Schlumberger	120	4,681
Valero Energy	39	4,348
Williams	107	3,669
		127,458

Financials — 10.6%
Aflac	52	2,979
Allstate	26	3,290
American Express	54	9,434
American International Group	78	4,564
Ameriprise Financial	10	2,655
Aon, Cl A	19	5,472
Arthur J Gallagher	17	2,864
Assurant	4	727
Bank of America	622	22,193
Bank of New York Mellon	68	2,860
Berkshire Hathaway, Cl B *	161	51,976
BlackRock, Cl A	12	7,496
Brown & Brown	22	1,364
Capital One Financial	36	4,486
Cboe Global Markets	9	1,017
Charles Schwab	131	8,689
Chubb	39	8,052
Cincinnati Financial	13	1,595
Citigroup	173	8,340
Citizens Financial Group	39	1,537

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
CME Group, Cl A	31	$6,800
Comerica	13	1,065
Discover Financial Services	26	2,924
Everest Re Group	4	1,099
FactSet Research Systems	3	1,210
Fifth Third Bancorp	65	2,439
First Republic Bank	13	1,940
Franklin Resources	26	639
Globe Life	8	785
Goldman Sachs Group	30	9,165
Hartford Financial Services Group	26	1,818
Huntington Bancshares	130	1,709
Intercontinental Exchange	49	5,675
Invesco	26	478
JPMorgan Chase	260	31,034
KeyCorp	81	1,564
Lincoln National	13	782
Loews	13	817
M&T Bank	17	2,833
MarketAxess Holdings	3	791
Marsh & McLennan	44	7,115
MetLife	65	4,269
Moody’s	13	4,114
Morgan Stanley	124	9,993
MSCI, Cl A	7	2,949
Nasdaq	9	1,416
Northern Trust	18	1,855
PNC Financial Services Group	37	6,146
Principal Financial Group	26	1,772
Progressive	52	5,583
Prudential Financial	30	3,255
Raymond James Financial	18	1,754

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Regions Financial	81	$1,678
S&P Global	31	11,671
Signature Bank NY	5	1,211
State Street	32	2,143
SVB Financial Group *	5	2,438
Synchrony Financial	44	1,620
T Rowe Price Group	18	2,215
Travelers	21	3,592
Truist Financial	117	5,657
US Bancorp	120	5,827
W R Berkley	19	1,263
Wells Fargo	340	14,834
Willis Towers Watson	11	2,363
Zions Bancorp	13	735
		334,625

Health Care — 13.8%
Abbott Laboratories	154	17,479
AbbVie	154	22,620
ABIOMED *	4	1,146
Agilent Technologies	26	3,101
Align Technology *	6	1,739
AmerisourceBergen, Cl A	13	1,967
Amgen	49	11,426
Anthem	21	10,541
Baxter International	47	3,340
Becton Dickinson	26	6,427
Biogen *	13	2,697
Bio-Rad Laboratories, Cl A *	2	1,024
Bio-Techne	3	1,139
Boston Scientific *	130	5,474
Bristol-Myers Squibb	190	14,301
Cardinal Health	26	1,509

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Catalent *	13	$1,177
Centene *	52	4,189
Cerner	26	2,435
Charles River Laboratories International *	4	966
Cigna	28	6,910
Cooper	4	1,444
CVS Health	117	11,247
Danaher	56	14,063
DaVita *	5	542
DENTSPLY SIRONA	16	640
Dexcom *	8	3,269
Edwards Lifesciences *	56	5,924
Eli Lilly	69	20,157
Gilead Sciences	115	6,824
HCA Healthcare	21	4,506
Henry Schein *	13	1,054
Hologic *	26	1,872
Humana	11	4,890
IDEXX Laboratories *	7	3,013
Illumina *	13	3,856
Incyte *	13	974
Intuitive Surgical *	31	7,418
IQVIA Holdings *	18	3,924
Johnson & Johnson	232	41,867
Laboratory Corp of America Holdings	8	1,922
McKesson	13	4,025
Medtronic	116	12,106
Merck	220	19,512
Mettler-Toledo International *	2	2,555
Moderna *	31	4,167
Molina Healthcare *	5	1,567
Organon	26	841

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
PerkinElmer	11	$1,613
Pfizer	492	24,142
Quest Diagnostics	10	1,338
Regeneron Pharmaceuticals *	9	5,932
ResMed	13	2,600
STERIS	10	2,241
Stryker	30	7,238
Teleflex	4	1,142
Thermo Fisher Scientific	35	19,352
UnitedHealth Group	83	42,210
Universal Health Services, Cl B	8	980
Vertex Pharmaceuticals *	22	6,011
Viatris, Cl W *	107	1,105
Waters *	5	1,515
West Pharmaceutical Services	6	1,890
Zimmer Biomet Holdings	18	2,173
Zoetis, Cl A	42	7,445
		434,713

Industrials — 7.6%
3M	52	7,499
Alaska Air Group *	13	707
Allegion	9	1,028
American Airlines Group *	55	1,032
AMETEK	22	2,778
AO Smith	13	760
Boeing *	47	6,995
Carrier Global	79	3,023
Caterpillar	48	10,106
CH Robinson Worldwide	13	1,380
Cintas	7	2,781
Copart *	21	2,387
CSX	198	6,799

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Cummins	13	$2,459
Deere	24	9,061
Delta Air Lines *	55	2,367
Dover	13	1,733
Eaton	33	4,786
Emerson Electric	52	4,689
Equifax	10	2,035
Expeditors International of Washington	13	1,288
Fastenal	52	2,876
FedEx	21	4,174
Fortive	29	1,667
Fortune Brands Home & Security	13	926
Generac Holdings *	5	1,097
General Dynamics	20	4,731
General Electric	96	7,157
Honeywell International	59	11,417
Howmet Aerospace	39	1,331
Huntington Ingalls Industries	4	851
IDEX	6	1,139
Illinois Tool Works	26	5,125
Ingersoll Rand	39	1,714
Jacobs Engineering Group	13	1,801
JB Hunt Transport Services	7	1,196
Johnson Controls International	65	3,892
L3Harris Technologies	17	3,948
Leidos Holdings	13	1,346
Lockheed Martin	21	9,075
Masco	26	1,370
Nielsen Holdings	29	777
Nordson	5	1,078
Norfolk Southern	21	5,415
Northrop Grumman	13	5,712

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Old Dominion Freight Line	7	$1,961
Otis Worldwide	39	2,841
PACCAR	26	2,159
Parker-Hannifin	11	2,979
Pentair	13	660
Quanta Services	13	1,508
Raytheon Technologies	130	12,338
Republic Services, Cl A	18	2,417
Robert Half International	9	885
Rockwell Automation	11	2,779
Rollins	16	537
Snap-On	5	1,062
Southwest Airlines *	52	2,429
Stanley Black & Decker	13	1,562
Textron	16	1,108
Trane Technologies	20	2,798
TransDigm Group *	4	2,379
Union Pacific	57	13,355
United Airlines Holdings *	26	1,313
United Parcel Service, Cl B	65	11,699
United Rentals *	6	1,899
Verisk Analytics, Cl A	13	2,653
Waste Management	33	5,427
Westinghouse Air Brake Technologies	13	1,169
WW Grainger	4	2,000
Xylem	13	1,047
		238,472

Information Technology — 26.3%
Accenture, Cl A	55	16,520
Adobe *	41	16,234
Advanced Micro Devices *	141	12,058
Akamai Technologies *	13	1,460
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Amphenol, Cl A	52	$3,718
Analog Devices	46	7,101
ANSYS *	7	1,930
Apple	1,358	214,089
Applied Materials	78	8,607
Arista Networks *	20	2,311
Autodesk *	19	3,596
Automatic Data Processing	37	8,073
Broadcom	36	19,958
Broadridge Financial Solutions	10	1,441
Cadence Design Systems *	26	3,922
CDW	13	2,121
Ceridian HCM Holding *	12	674
Cisco Systems	369	18,074
Citrix Systems *	13	1,301
Cognizant Technology Solutions, Cl A	49	3,964
Corning	65	2,287
DXC Technology *	26	746
Enphase Energy *	13	2,098
EPAM Systems *	5	1,325
F5 *	4	670
Fidelity National Information Services	52	5,156
Fiserv *	52	5,092
FleetCor Technologies *	7	1,747
Fortinet *	12	3,468
Gartner *	6	1,743
Global Payments	26	3,561
Hewlett Packard Enterprise	117	1,803
HP	92	3,370
Intel	355	15,474
International Business Machines	78	10,312
Intuit	25	10,469

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
IPG Photonics *	4	$378
Jack Henry & Associates	8	1,517
Juniper Networks	26	820
Keysight Technologies *	16	2,244
KLA	13	4,150
Lam Research	12	5,589
Mastercard, Cl A	76	27,617
Microchip Technology	52	3,390
Micron Technology	97	6,614
Microsoft	657	182,331
Monolithic Power Systems	3	1,177
Motorola Solutions	15	3,205
NetApp	22	1,612
NortonLifeLock	52	1,302
NVIDIA	219	40,618
Oracle	138	10,129
Paychex	26	3,295
Paycom Software *	4	1,126
PayPal Holdings *	102	8,969
PTC *	9	1,028
Qorvo *	9	1,024
QUALCOMM	100	13,969
Roper Technologies	9	4,229
Salesforce *	85	14,955
Seagate Technology Holdings	13	1,067
ServiceNow *	17	8,128
Skyworks Solutions	13	1,473
SolarEdge Technologies *	4	1,002
Synopsys *	13	3,728
Teledyne Technologies *	4	1,726
Teradyne	13	1,371
Texas Instruments	82	13,961

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Trimble *	26	$1,734
Tyler Technologies *	3	1,184
VeriSign *	10	1,787
Visa, Cl A	145	30,904
Western Digital *	26	1,380
Zebra Technologies, Cl A *	4	1,479
		828,685

Materials — 2.3%
Air Products & Chemicals	18	4,213
Albemarle	9	1,735
Amcor	133	1,577
Avery Dennison	9	1,625
Ball	26	2,110
Celanese, Cl A	8	1,176
CF Industries Holdings	16	1,549
Corteva	65	3,750
Dow	65	4,322
DuPont de Nemours	45	2,967
Eastman Chemical	13	1,335
Ecolab	22	3,725
FMC	13	1,723
Freeport-McMoRan	130	5,272
International Flavors & Fragrances	22	2,669
International Paper	39	1,805
LyondellBasell Industries, Cl A	26	2,757
Martin Marietta Materials	5	1,771
Mosaic	26	1,623
Newmont	68	4,954
Nucor	26	4,024
Packaging Corp of America	10	1,612
PPG Industries	23	2,944
Sealed Air	13	835

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sherwin-Williams	20	$5,499
Vulcan Materials	13	2,240
Westrock	26	1,288
		71,100

Real Estate — 2.8%
Alexandria Real Estate Equities ‡	13	2,368
American Tower, Cl A ‡	41	9,882
AvalonBay Communities ‡	13	2,957
Boston Properties ‡	13	1,529
Camden Property Trust ‡	10	1,569
CBRE Group, Cl A *	26	2,159
Crown Castle International ‡	39	7,223
Digital Realty Trust ‡	26	3,799
Duke Realty ‡	29	1,588
Equinix ‡	8	5,753
Equity Residential ‡	26	2,119
Essex Property Trust ‡	5	1,646
Extra Space Storage ‡	13	2,470
Federal Realty Investment Trust ‡	5	585
Healthpeak Properties ‡	52	1,706
Host Hotels & Resorts ‡	65	1,323
Iron Mountain ‡	26	1,397
Kimco Realty ‡	52	1,317
Mid-America Apartment Communities ‡	9	1,770
ProLogis ‡	65	10,419
Public Storage ‡	13	4,830
Realty Income ‡	51	3,537
Regency Centers ‡	13	895
SBA Communications, Cl A ‡	9	3,124
Simon Property Group ‡	26	3,068
UDR ‡	26	1,383
Ventas ‡	29	1,611

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Vornado Realty Trust ‡	13	$503
Welltower ‡	39	3,542
Weyerhaeuser ‡	65	2,679
		88,751

Utilities — 2.8%
AES	55	1,123
Alliant Energy	26	1,529
Ameren	26	2,415
American Electric Power	47	4,658
American Water Works	16	2,465
Atmos Energy	13	1,474
CenterPoint Energy	52	1,592
CMS Energy	26	1,786
Consolidated Edison	26	2,411
Constellation Energy	30	1,776
Dominion Energy	75	6,123
DTE Energy	17	2,228
Duke Energy	65	7,161
Edison International	29	1,995
Entergy	17	2,021
Evergy	19	1,289
Eversource Energy	26	2,272
Exelon	90	4,210
FirstEnergy	52	2,252
NextEra Energy	170	12,073
NiSource	39	1,136
NRG Energy	26	933
Pinnacle West Capital	13	926
PPL	65	1,840
Public Service Enterprise Group	42	2,926
Sempra Energy	26	4,195
Southern	91	6,679

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Tail Risk ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
WEC Energy Group	26	$2,601
Xcel Energy	52	3,810
		87,899

TOTAL UNITED STATES		3,035,718
TOTAL COMMON STOCK
(Cost $3,296,603)		3,056,823
TOTAL INVESTMENTS — 97.2%
(Cost $3,296,603)		$3,056,823

		Value
PURCHASED OPTIONS— 2.6%(1)
UNITED STATES— 2.6%
(Cost $54,491)	19	$81,362
TOTAL PURCHASED OPTIONS

Percentages are based on Net Assets of $3,145,183.

A list of the exchange traded option contracts held by the Fund at April 30, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 2.6%
Put Options
Mini-SPX Index*	13	$517,400	$398.00	06/17/22	$14,762
S&P 500 Index*	6	2,385,000	3,975.00	06/17/22	66,600
Total Purchased Options		$2,902,400			$81,362

Cl — Class
S&P — Standard & Poor’s

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Tail Risk ETF

‡	Real Estate Investment Trust
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for purchasedoptions contracts. The aggregate market value of collateral at April 30, 2022 was$3,056,823.

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,056,823	$—	$—	$3,056,823
Total Investments in Securities	$3,056,823	$—	$—	$3,056,823

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$81,362	$–	$–	$81,362
Total Other Financial Instruments	$81,362	$–	$–	$81,362

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — 96.5%(A)
CHINA — 0.2%
Information Technology — 0.2%
NXP Semiconductors	176	$30,078

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	190	23,708

UNITED KINGDOM — 0.4%
Materials — 0.4%
Linde	311	97,020

UNITED STATES — 95.8%
Communication Services — 8.4%
Activision Blizzard	480	36,288
Alphabet, Cl A *	187	426,769
Alphabet, Cl C *	171	393,185
AT&T	4,414	83,248
Charter Communications, Cl A *	73	31,280

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Comcast, Cl A	2,840	$112,918
DISH Network, Cl A *	184	5,246
Electronic Arts	184	21,721
Fox, Cl A	184	6,595
Fox, Cl B	92	3,058
Interpublic Group	276	9,003
Live Nation Entertainment *	92	9,649
Lumen Technologies	595	5,986
Match Group *	184	14,564
Meta Platforms, Cl A *	1,437	288,075
Netflix *	275	52,349
News, Cl A	276	5,481
News, Cl B	92	1,832
Omnicom Group	112	8,527
Paramount Global, Cl B	368	10,716
Take-Two Interactive Software *	83	9,919
T-Mobile US *	368	45,315
Twitter *	480	23,530
Verizon Communications	2,566	118,806
Walt Disney *	1,127	125,807
Warner Bros Discovery *	1,344	24,394
		1,874,261

Consumer Discretionary — 11.0%
Advance Auto Parts	30	5,989
Amazon.com *	270	671,120
Aptiv *	184	19,578
AutoZone *	12	23,466
Bath & Body Works	184	9,732
Best Buy	135	12,141
Booking Holdings *	24	53,047
BorgWarner	184	6,777
Caesars Entertainment *	101	6,694

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
CarMax *	92	$7,892
Carnival *	480	8,304
Chipotle Mexican Grill, Cl A *	16	23,290
Darden Restaurants	92	12,119
Dollar General	142	33,729
Dollar Tree *	135	21,931
Domino’s Pizza	18	6,084
DR Horton	184	12,805
eBay	388	20,145
Etsy *	86	8,014
Expedia Group *	92	16,077
Ford Motor	2,485	35,188
Garmin	92	10,096
General Motors *	924	35,029
Genuine Parts	92	11,965
Hasbro	92	8,102
Hilton Worldwide Holdings	184	28,573
Home Depot	655	196,762
Las Vegas Sands *	184	6,519
Lennar, Cl A	184	14,074
LKQ	184	9,132
Lowe’s	418	82,651
Marriott International, Cl A	184	32,664
McDonald’s	463	115,361
MGM Resorts International	276	11,327
Mohawk Industries *	23	3,244
Newell Brands	266	6,158
NIKE, Cl B	814	101,506
Norwegian Cruise Line Holdings *	258	5,168
NVR *	2	8,752
O’Reilly Automotive *	38	23,049
Penn National Gaming *	92	3,364

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
Pool	20	$8,104
PulteGroup	184	7,684
PVH	11	801
Ralph Lauren, Cl A	3	313
Ross Stores	192	19,156
Royal Caribbean Cruises *	180	13,991
Starbucks	736	54,935
Tapestry	184	6,057
Target	287	65,623
Tesla *	516	449,312
TJX	734	44,980
Tractor Supply	83	16,720
Ulta Beauty *	28	11,110
Under Armour, Cl A *	92	1,413
Under Armour, Cl C *	92	1,305
VF	184	9,568
Whirlpool	22	3,993
Wynn Resorts *	92	6,484
Yum! Brands	184	21,530
		2,470,697

Consumer Staples — 6.6%
Altria Group	1,136	63,128
Archer-Daniels-Midland	368	32,958
Brown-Forman, Cl B	92	6,204
Campbell Soup	92	4,344
Church & Dwight	130	12,683
Clorox	92	13,199
Coca-Cola	2,391	154,482
Colgate-Palmolive	552	42,532
Conagra Brands	276	9,641
Constellation Brands, Cl A	96	23,625
Costco Wholesale	275	146,223

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
Estee Lauder, Cl A	143	$37,761
General Mills	368	26,029
Hershey	92	20,771
Hormel Foods	184	9,640
J M Smucker	53	7,257
Kellogg	184	12,604
Kimberly-Clark	188	26,100
Kraft Heinz	450	19,183
Kroger	459	24,768
Lamb Weston Holdings	92	6,081
McCormick	184	18,505
Molson Coors Beverage, Cl B	92	4,981
Mondelez International, Cl A	858	55,324
Monster Beverage *	252	21,591
PepsiCo	852	146,297
Philip Morris International	938	93,800
Procter & Gamble	1,500	240,825
Sysco	296	25,302
Tyson Foods, Cl A	184	17,141
Walgreens Boots Alliance	460	19,504
Walmart	862	131,877
		1,474,360

Energy — 4.1%
APA	217	8,882
Baker Hughes, Cl A	542	16,813
Chevron	1,194	187,064
ConocoPhillips	838	80,046
Coterra Energy	532	15,316
Devon Energy	368	21,406
Diamondback Energy	92	11,613
EOG Resources	368	42,968
Exxon Mobil	2,647	225,657

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Halliburton	552	$19,662
Hess	184	18,965
Kinder Morgan	1,216	22,070
Marathon Oil	480	11,962
Marathon Petroleum	388	33,857
Occidental Petroleum	552	30,410
ONEOK	276	17,479
Phillips 66	276	23,946
Pioneer Natural Resources	140	32,546
Schlumberger	896	34,953
Valero Energy	276	30,768
Williams	756	25,923
		912,306

Financials — 10.6%
Aflac	368	21,079
Allstate	184	23,283
American Express	376	65,691
American International Group	552	32,297
Ameriprise Financial	67	17,788
Aon, Cl A	130	37,439
Arthur J Gallagher	119	20,050
Assurant	25	4,547
Bank of America	4,482	159,918
Bank of New York Mellon	480	20,189
Berkshire Hathaway, Cl B *	1,136	366,735
BlackRock, Cl A	92	57,470
Brown & Brown	181	11,218
Capital One Financial	276	34,395
Cboe Global Markets	77	8,699
Charles Schwab	919	60,957
Chubb	276	56,980
Cincinnati Financial	92	11,285

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Citigroup	1,239	$59,732
Citizens Financial Group	276	10,874
CME Group, Cl A	216	47,377
Comerica	92	7,535
Discover Financial Services	184	20,693
Everest Re Group	18	4,945
FactSet Research Systems	19	7,666
Fifth Third Bancorp	460	17,264
First Republic Bank	95	14,176
Franklin Resources	184	4,525
Globe Life	38	3,727
Goldman Sachs Group	206	62,931
Hartford Financial Services Group	184	12,867
Huntington Bancshares	920	12,098
Intercontinental Exchange	368	42,618
Invesco	184	3,382
JPMorgan Chase	1,842	219,861
KeyCorp	572	11,045
Lincoln National	92	5,534
Loews	92	5,781
M&T Bank	112	18,664
MarketAxess Holdings	18	4,745
Marsh & McLennan	301	48,672
MetLife	460	30,213
Moody’s	94	29,749
Morgan Stanley	853	68,743
MSCI, Cl A	51	21,484
Nasdaq	84	13,219
Northern Trust	118	12,160
PNC Financial Services Group	276	45,844
Principal Financial Group	184	12,538
Progressive	368	39,508

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Prudential Financial	260	$28,213
Raymond James Financial	97	9,454
Regions Financial	572	11,852
S&P Global	218	82,077
Signature Bank NY	31	7,510
State Street	206	13,796
SVB Financial Group *	32	15,604
Synchrony Financial	368	13,546
T Rowe Price Group	128	15,749
Travelers	146	24,975
Truist Financial	828	40,034
US Bancorp	848	41,179
W R Berkley	134	8,910
Wells Fargo	2,397	104,581
Willis Towers Watson	72	15,470
Zions Bancorp	92	5,199
		2,368,339

Health Care — 13.6%
Abbott Laboratories	1,099	124,737
AbbVie	1,098	161,274
ABIOMED *	22	6,305
Agilent Technologies	184	21,946
Align Technology *	39	11,307
AmerisourceBergen, Cl A	92	13,919
Amgen	358	83,482
Anthem	151	75,791
Baxter International	282	20,039
Becton Dickinson	184	45,483
Biogen *	92	19,084
Bio-Rad Laboratories, Cl A *	8	4,096
Bio-Techne	20	7,594
Boston Scientific *	922	38,825

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Bristol-Myers Squibb	1,372	$103,270
Cardinal Health	184	10,681
Catalent *	92	8,332
Centene *	368	29,642
Cerner	184	17,230
Charles River Laboratories International *	25	6,038
Cigna	190	46,888
Cooper	25	9,026
CVS Health	828	79,596
Danaher	390	97,941
DaVita *	24	2,601
DENTSPLY SIRONA	112	4,479
Dexcom *	60	24,515
Edwards Lifesciences *	373	39,456
Eli Lilly	488	142,559
Gilead Sciences	768	45,573
HCA Healthcare	147	31,539
Henry Schein *	92	7,461
Hologic *	184	13,246
Humana	75	33,342
IDEXX Laboratories *	55	23,676
Illumina *	92	27,292
Incyte *	92	6,896
Intuitive Surgical *	216	51,689
IQVIA Holdings *	109	23,761
Johnson & Johnson	1,646	297,037
Laboratory Corp of America Holdings	56	13,456
McKesson	92	28,484
Medtronic	826	86,201
Merck	1,561	138,445
Mettler-Toledo International *	12	15,330
Moderna *	199	26,748

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Molina Healthcare *	34	$10,657
Organon	184	5,949
PerkinElmer	82	12,022
Pfizer	3,524	172,923
Quest Diagnostics	92	12,313
Regeneron Pharmaceuticals *	67	44,160
ResMed	92	18,397
STERIS	59	13,219
Stryker	203	48,976
Teleflex	23	6,569
Thermo Fisher Scientific	240	132,701
UnitedHealth Group	583	296,485
Universal Health Services, Cl B	25	3,063
Vertex Pharmaceuticals *	156	42,622
Viatris, Cl W *	756	7,809
Waters *	31	9,394
West Pharmaceutical Services	47	14,808
Zimmer Biomet Holdings	118	14,249
Zoetis, Cl A	280	49,630
		3,042,258

Industrials — 7.6%
3M	368	53,073
Alaska Air Group *	92	5,004
Allegion	72	8,225
American Airlines Group *	388	7,283
AMETEK	168	21,212
AO Smith	92	5,376
Boeing *	328	48,819
Carrier Global	554	21,202
Caterpillar	334	70,320
CH Robinson Worldwide	92	9,766
Cintas	56	22,247

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Copart *	120	$13,638
CSX	1,400	48,076
Cummins	92	17,405
Deere	173	65,316
Delta Air Lines *	388	16,696
Dover	92	12,264
Eaton	264	38,285
Emerson Electric	368	33,186
Equifax	85	17,299
Expeditors International of Washington	92	9,114
Fastenal	368	20,354
FedEx	149	29,612
Fortive	204	11,730
Fortune Brands Home & Security	92	6,555
Generac Holdings *	32	7,020
General Dynamics	141	33,351
General Electric	652	48,607
Honeywell International	424	82,048
Howmet Aerospace	276	9,417
Huntington Ingalls Industries	16	3,404
IDEX	44	8,352
Illinois Tool Works	184	36,268
Ingersoll Rand	276	12,133
Jacobs Engineering Group	92	12,747
JB Hunt Transport Services	49	8,372
Johnson Controls International	460	27,540
L3Harris Technologies	111	25,781
Leidos Holdings	92	9,523
Lockheed Martin	151	65,250
Masco	184	9,695
Nielsen Holdings	204	5,469
Nordson	28	6,039

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Norfolk Southern	148	$38,166
Northrop Grumman	92	40,425
Old Dominion Freight Line	69	19,328
Otis Worldwide	276	20,104
PACCAR	184	15,281
Parker-Hannifin	87	23,561
Pentair	92	4,669
Quanta Services	92	10,670
Raytheon Technologies	920	87,317
Republic Services, Cl A	107	14,367
Robert Half International	92	9,044
Rockwell Automation	84	21,224
Rollins	174	5,836
Snap-On	25	5,312
Southwest Airlines *	368	17,193
Stanley Black & Decker	92	11,054
Textron	125	8,656
Trane Technologies	141	19,724
TransDigm Group *	28	16,655
Union Pacific	388	90,905
United Airlines Holdings *	184	9,292
United Parcel Service, Cl B	460	82,791
United Rentals *	35	11,078
Verisk Analytics, Cl A	92	18,773
Waste Management	256	42,097
Westinghouse Air Brake Technologies	92	8,272
WW Grainger	22	11,001
Xylem	92	7,406
		1,693,274

Information Technology — 26.1%
Accenture, Cl A	388	116,540
Adobe *	288	114,034

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Advanced Micro Devices *	1,021	$87,316
Akamai Technologies *	92	10,330
Amphenol, Cl A	368	26,312
Analog Devices	323	49,865
ANSYS *	53	14,612
Apple	9,570	1,508,710
Applied Materials	557	61,465
Arista Networks *	123	14,215
Autodesk *	128	24,228
Automatic Data Processing	251	54,763
Broadcom	257	142,478
Broadridge Financial Solutions	83	11,963
Cadence Design Systems *	184	27,756
CDW	92	15,013
Ceridian HCM Holding *	92	5,164
Cisco Systems	2,673	130,923
Citrix Systems *	92	9,209
Cognizant Technology Solutions, Cl A	301	24,351
Corning	460	16,187
DXC Technology *	184	5,281
Enphase Energy *	92	14,849
EPAM Systems *	24	6,360
F5 *	29	4,855
Fidelity National Information Services	372	36,884
Fiserv *	368	36,034
FleetCor Technologies *	55	13,724
Fortinet *	92	26,589
Gartner *	44	12,784
Global Payments	184	25,204
Hewlett Packard Enterprise	828	12,759
HP	749	27,436
Intel	2,535	110,501

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
International Business Machines	556	$73,509
Intuit	179	74,956
IPG Photonics *	4	378
Jack Henry & Associates	35	6,635
Juniper Networks	184	5,800
Keysight Technologies *	108	15,149
KLA	92	29,372
Lam Research	89	41,453
Mastercard, Cl A	528	191,865
Microchip Technology	368	23,994
Micron Technology	712	48,551
Microsoft	4,626	1,283,807
Monolithic Power Systems	22	8,629
Motorola Solutions	96	20,514
NetApp	127	9,303
NortonLifeLock	368	9,215
NVIDIA	1,557	288,777
Oracle	1,011	74,207
Paychex	184	23,318
Paycom Software *	24	6,755
PayPal Holdings *	732	64,365
PTC *	92	10,507
Qorvo *	82	9,330
QUALCOMM	682	95,269
Roper Technologies	65	30,545
Salesforce *	598	105,212
Seagate Technology Holdings	100	8,204
ServiceNow *	120	57,372
Skyworks Solutions	92	10,424
SolarEdge Technologies *	26	6,511
Synopsys *	92	26,385
Teledyne Technologies *	24	10,357

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Teradyne	92	$9,702
Texas Instruments	557	94,829
Trimble *	184	12,273
Tyler Technologies *	24	9,473
VeriSign *	57	10,185
Visa, Cl A	1,035	220,589
Western Digital *	184	9,765
Zebra Technologies, Cl A *	28	10,350
		5,846,528

Materials — 2.3%
Air Products & Chemicals	136	31,833
Albemarle	84	16,198
Amcor	940	11,148
Avery Dennison	47	8,488
Ball	184	14,933
Celanese, Cl A	82	12,049
CF Industries Holdings	112	10,845
Corteva	460	26,537
Dow	460	30,590
DuPont de Nemours	358	23,603
Eastman Chemical	92	9,446
Ecolab	173	29,296
FMC	92	12,194
Freeport-McMoRan	920	37,306
International Flavors & Fragrances	172	20,864
International Paper	276	12,773
LyondellBasell Industries, Cl A	184	19,510
Martin Marietta Materials	33	11,689
Mosaic	237	14,794
Newmont	480	34,968
Nucor	184	28,479
Packaging Corp of America	73	11,765
The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
PPG Industries	169	$21,630
Sealed Air	80	5,137
Sherwin-Williams	161	44,269
Vulcan Materials	92	15,851
Westrock	184	9,114
		525,309

Real Estate — 2.8%
Alexandria Real Estate Equities ‡	92	16,759
American Tower, Cl A ‡	279	67,245
AvalonBay Communities ‡	92	20,928
Boston Properties ‡	92	10,819
Camden Property Trust ‡	66	10,355
CBRE Group, Cl A *	184	15,279
Crown Castle International ‡	276	51,118
Digital Realty Trust ‡	184	26,886
Duke Realty ‡	266	14,564
Equinix ‡	58	41,707
Equity Residential ‡	184	14,996
Essex Property Trust ‡	33	10,866
Extra Space Storage ‡	92	17,480
Federal Realty Investment Trust ‡	17	1,990
Healthpeak Properties ‡	368	12,074
Host Hotels & Resorts ‡	460	9,361
Iron Mountain ‡	184	9,886
Kimco Realty ‡	368	9,322
Mid-America Apartment Communities ‡	83	16,324
ProLogis ‡	460	73,733
Public Storage ‡	92	34,178
Realty Income ‡	353	24,484
Regency Centers ‡	92	6,332
SBA Communications, Cl A ‡	62	21,521
Simon Property Group ‡	190	22,420

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
UDR ‡	184	$9,791
Ventas ‡	266	14,776
Vornado Realty Trust ‡	92	3,561
Welltower ‡	276	25,064
Weyerhaeuser ‡	460	18,961
		632,780

Utilities — 2.7%
AES	441	9,005
Alliant Energy	184	10,821
Ameren	184	17,094
American Electric Power	282	27,949
American Water Works	95	14,638
Atmos Energy	92	10,433
CenterPoint Energy	368	11,265
CMS Energy	184	12,639
Consolidated Edison	204	18,919
Constellation Energy	210	12,434
Dominion Energy	506	41,310
DTE Energy	96	12,580
Duke Energy	465	51,224
Edison International	266	18,298
Entergy	100	11,885
Evergy	184	12,484
Eversource Energy	184	16,082
Exelon	644	30,126
FirstEnergy	368	15,938
NextEra Energy	1,198	85,082
NiSource	276	8,037
NRG Energy	184	6,606
Pinnacle West Capital	92	6,550
PPL	460	13,023
Public Service Enterprise Group	296	20,619

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Sempra Energy	184	$29,690
Southern	654	47,997
WEC Energy Group	184	18,409
Xcel Energy	368	26,960
		618,097

TOTAL UNITED STATES		21,458,209
TOTAL COMMON STOCK
(Cost $23,729,186)		21,609,015
TOTAL INVESTMENTS — 96.5%
(Cost $23,729,186)		$21,609,015

		Value
PURCHASED OPTIONS— 3.6%(1)
UNITED STATES— 3.6%
(Cost $246,115)	72	$808,880
TOTAL PURCHASED OPTIONS
WRITTEN OPTIONS— (0.2)%(1)
UNITED STATES— (0.2)%
(Premiums Received $(481,741))	(72)	$(52,071)
TOTAL WRITTEN OPTIONS

Percentages are based on Net Assets of $22,394,835.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Risk Managed Income ETF

A list of the exchange traded option contracts held by the Fund at April 30, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 3.6%
Put Options
Mini-SPX Index*	22	$926,200	$421.00	05/20/22	$33,880
S&P 500 Index*	50	21,050,000	4,210.00	05/20/22	775,000
Total Purchased Options		$21,976,200			$808,880

WRITTEN OPTIONS — (0.2)%
Call Options
Mini-SPX Index*	(22)	$(974,600)	443.00	05/20/22	$(2,321)
S&P 500 Index*	(50)	(22,150,000)	4,430.00	05/20/22	(49,750)
Total Written Options		$(23,124,600)			$(52,071)

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions and purchased options contracts. The aggregate market value of collateral at April 30, 2022 was $21,609,015.

Cl — Class
S&P — Standard & Poor’s

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$21,609,015	$—	$—	$21,609,015
Total Investments in Securities	$21,609,015	$—	$—	$21,609,015

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$808,880	$–	$–	$808,880
Written Options	(52,071)	–	–	(52,071)
Total Other Financial Instruments	$756,809	$–	$–	$756,809

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 95.4%(A)
CHINA — 0.1%
Information Technology — 0.1%
NXP Semiconductors	28	$4,785

SWITZERLAND — 0.1%
Information Technology — 0.1%
TE Connectivity	35	4,367

UNITED KINGDOM — 0.5%
Materials — 0.5%
Linde	54	16,846

UNITED STATES — 94.7%
Communication Services — 8.2%
Activision Blizzard	80	6,048
Alphabet, Cl A *	32	73,030
Alphabet, Cl C *	30	68,980
AT&T	758	14,296
Charter Communications, Cl A *	12	5,142

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Communication Services — continued
Comcast, Cl A	488	$19,403
DISH Network, Cl A *	32	912
Electronic Arts	32	3,778
Fox, Cl A	32	1,147
Fox, Cl B	16	532
Interpublic Group	48	1,566
Live Nation Entertainment *	16	1,678
Lumen Technologies	108	1,086
Match Group *	31	2,454
Meta Platforms, Cl A *	248	49,716
Netflix *	47	8,947
News, Cl A	48	953
News, Cl B	16	318
Omnicom Group	18	1,370
Paramount Global, Cl B	64	1,864
Take-Two Interactive Software *	12	1,434
T-Mobile US *	64	7,881
Twitter *	82	4,020
Verizon Communications	442	20,465
Walt Disney *	193	21,544
Warner Bros Discovery *	231	4,193
		322,757

Consumer Discretionary — 10.9%
Advance Auto Parts	7	1,397
Amazon.com *	47	116,825
Aptiv *	32	3,405
AutoZone *	2	3,911
Bath & Body Works	32	1,692
Best Buy	24	2,158
Booking Holdings *	4	8,841
BorgWarner	32	1,179
Caesars Entertainment *	21	1,392

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
CarMax *	16	$1,372
Carnival *	82	1,419
Chipotle Mexican Grill, Cl A *	3	4,367
Darden Restaurants	16	2,108
Dollar General	23	5,463
Dollar Tree *	24	3,899
Domino’s Pizza	3	1,014
DR Horton	32	2,227
eBay	71	3,686
Etsy *	16	1,491
Expedia Group *	16	2,796
Ford Motor	424	6,004
Garmin	16	1,756
General Motors *	161	6,104
Genuine Parts	16	2,081
Hasbro	16	1,409
Hilton Worldwide Holdings	32	4,969
Home Depot	111	33,344
Las Vegas Sands *	32	1,134
Lennar, Cl A	32	2,448
LKQ	32	1,588
Lowe’s	71	14,039
Marriott International, Cl A	27	4,793
McDonald’s	82	20,431
MGM Resorts International	48	1,970
Mohawk Industries *	4	564
Newell Brands	38	880
NIKE, Cl B	139	17,333
Norwegian Cruise Line Holdings *	38	761
O’Reilly Automotive *	7	4,246
Penn National Gaming *	16	585
Pool	4	1,621

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Discretionary — continued
PulteGroup	32	$1,336
PVH	7	509
Ralph Lauren, Cl A	3	313
Ross Stores	39	3,891
Royal Caribbean Cruises *	27	2,099
Starbucks	128	9,554
Tapestry	32	1,053
Target	50	11,433
Tesla *	90	78,368
TJX	128	7,844
Tractor Supply	14	2,820
Ulta Beauty *	5	1,984
Under Armour, Cl A *	16	246
Under Armour, Cl C *	16	227
VF	32	1,664
Whirlpool	5	908
Wynn Resorts *	16	1,128
Yum! Brands	32	3,744
		427,823

Consumer Staples — 6.5%
Altria Group	203	11,281
Archer-Daniels-Midland	64	5,732
Brown-Forman, Cl B	16	1,079
Campbell Soup	16	755
Church & Dwight	23	2,244
Clorox	16	2,295
Coca-Cola	414	26,748
Colgate-Palmolive	96	7,397
Conagra Brands	48	1,677
Constellation Brands, Cl A	18	4,430
Costco Wholesale	47	24,991
Estee Lauder, Cl A	26	6,866

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — continued
General Mills	64	$4,527
Hershey	16	3,612
Hormel Foods	32	1,676
J M Smucker	10	1,369
Kellogg	32	2,192
Kimberly-Clark	35	4,859
Kraft Heinz	70	2,984
Kroger	80	4,317
Lamb Weston Holdings	16	1,058
McCormick	23	2,313
Molson Coors Beverage, Cl B	16	866
Mondelez International, Cl A	154	9,930
Monster Beverage *	44	3,770
PepsiCo	148	25,413
Philip Morris International	167	16,700
Procter & Gamble	254	40,780
Sysco	56	4,787
Tyson Foods, Cl A	32	2,981
Walgreens Boots Alliance	80	3,392
Walmart	149	22,795
		255,816

Energy — 4.0%
APA	34	1,392
Baker Hughes, Cl A	86	2,668
Chevron	208	32,587
ConocoPhillips	144	13,755
Coterra Energy	92	2,649
Devon Energy	64	3,723
Diamondback Energy	16	2,020
EOG Resources	64	7,473
Exxon Mobil	455	38,789
Halliburton	96	3,419

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Energy — continued
Hess	32	$3,298
Kinder Morgan	210	3,811
Marathon Oil	82	2,043
Marathon Petroleum	64	5,585
Occidental Petroleum	96	5,289
ONEOK	48	3,040
Phillips 66	48	4,164
Pioneer Natural Resources	23	5,347
Schlumberger	146	5,695
Valero Energy	48	5,351
Williams	130	4,458
		156,556

Financials — 10.4%
Aflac	64	3,666
Allstate	32	4,049
American Express	66	11,531
American International Group	96	5,617
Ameriprise Financial	11	2,920
Aon, Cl A	22	6,336
Arthur J Gallagher	20	3,370
Assurant	4	728
Bank of America	752	26,831
Bank of New York Mellon	82	3,449
Berkshire Hathaway, Cl B *	197	63,598
BlackRock, Cl A	16	9,995
Brown & Brown	28	1,735
Capital One Financial	42	5,234
Cboe Global Markets	10	1,130
Charles Schwab	162	10,745
Chubb	48	9,910
Cincinnati Financial	16	1,963
Citigroup	208	10,028

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Citizens Financial Group	48	$1,891
CME Group, Cl A	37	8,116
Comerica	16	1,310
Discover Financial Services	32	3,599
Everest Re Group	4	1,099
FactSet Research Systems	3	1,210
Fifth Third Bancorp	80	3,002
First Republic Bank	18	2,686
Franklin Resources	32	787
Globe Life	8	785
Goldman Sachs Group	36	10,998
Hartford Financial Services Group	32	2,238
Huntington Bancshares	160	2,104
Intercontinental Exchange	58	6,717
Invesco	32	588
JPMorgan Chase	314	37,479
KeyCorp	98	1,892
Lincoln National	16	962
Loews	16	1,005
M&T Bank	16	2,666
MarketAxess Holdings	3	791
Marsh & McLennan	52	8,408
MetLife	80	5,254
Moody’s	17	5,380
Morgan Stanley	148	11,927
MSCI, Cl A	8	3,370
Nasdaq	12	1,888
Northern Trust	20	2,061
PNC Financial Services Group	43	7,142
Principal Financial Group	32	2,181
Progressive	64	6,871
Prudential Financial	40	4,340

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Financials — continued
Raymond James Financial	21	$2,047
Regions Financial	98	2,031
S&P Global	37	13,930
Signature Bank NY	6	1,454
State Street	39	2,612
SVB Financial Group *	6	2,926
Synchrony Financial	64	2,356
T Rowe Price Group	25	3,076
Travelers	26	4,448
Truist Financial	144	6,962
US Bancorp	144	6,993
W R Berkley	24	1,596
Wells Fargo	409	17,845
Willis Towers Watson	13	2,793
Zions Bancorp	16	904
		405,555

Health Care — 13.5%
Abbott Laboratories	189	21,451
AbbVie	189	27,760
ABIOMED *	4	1,146
Agilent Technologies	32	3,817
Align Technology *	8	2,319
AmerisourceBergen, Cl A	16	2,421
Amgen	60	13,991
Anthem	27	13,552
Baxter International	55	3,908
Becton Dickinson	32	7,910
Biogen *	16	3,319
Bio-Rad Laboratories, Cl A *	2	1,024
Bio-Techne	3	1,139
Boston Scientific *	159	6,695
Bristol-Myers Squibb	228	17,162

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Cardinal Health	32	$1,858
Catalent *	16	1,449
Centene *	64	5,155
Cerner	32	2,996
Charles River Laboratories International *	4	966
Cigna	36	8,884
Cooper	4	1,444
CVS Health	144	13,843
Danaher	69	17,328
DaVita *	5	542
DENTSPLY SIRONA	18	720
Dexcom *	11	4,494
Edwards Lifesciences *	68	7,193
Eli Lilly	84	24,539
Gilead Sciences	138	8,189
HCA Healthcare	24	5,149
Henry Schein *	16	1,298
Hologic *	32	2,304
Humana	13	5,779
IDEXX Laboratories *	10	4,305
Illumina *	16	4,746
Incyte *	16	1,199
Intuitive Surgical *	38	9,093
IQVIA Holdings *	19	4,142
Johnson & Johnson	280	50,529
Laboratory Corp of America Holdings	9	2,163
McKesson	16	4,954
Medtronic	141	14,715
Merck	269	23,858
Mettler-Toledo International *	3	3,833
Moderna *	37	4,973
Molina Healthcare *	5	1,567

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Health Care — continued
Organon	32	$1,035
PerkinElmer	14	2,053
Pfizer	602	29,540
Quest Diagnostics	16	2,141
Regeneron Pharmaceuticals *	11	7,250
ResMed	16	3,200
STERIS	9	2,016
Stryker	35	8,444
Teleflex	4	1,142
Thermo Fisher Scientific	42	23,223
UnitedHealth Group	101	51,364
Universal Health Services, Cl B	7	858
Vertex Pharmaceuticals *	27	7,377
Viatris, Cl W *	128	1,322
Waters *	7	2,121
West Pharmaceutical Services	9	2,836
Zimmer Biomet Holdings	21	2,536
Zoetis, Cl A	51	9,040
		529,319

Industrials — 7.4%
3M	64	9,230
Alaska Air Group *	16	870
Allegion	12	1,371
American Airlines Group *	66	1,239
AMETEK	28	3,535
AO Smith	16	935
Boeing *	59	8,782
Carrier Global	97	3,712
Caterpillar	59	12,422
CH Robinson Worldwide	16	1,698
Cintas	9	3,575
Copart *	21	2,387

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
CSX	242	$8,310
Cummins	16	3,027
Deere	29	10,949
Delta Air Lines *	64	2,754
Dover	16	2,133
Eaton	43	6,236
Emerson Electric	64	5,771
Equifax	13	2,646
Expeditors International of Washington	16	1,585
Fastenal	64	3,540
FedEx	25	4,968
Fortive	34	1,955
Fortune Brands Home & Security	16	1,140
Generac Holdings *	7	1,536
General Dynamics	23	5,440
General Electric	121	9,021
Honeywell International	75	14,513
Howmet Aerospace	48	1,638
Huntington Ingalls Industries	4	851
IDEX	7	1,329
Illinois Tool Works	32	6,308
Ingersoll Rand	48	2,110
Jacobs Engineering Group	16	2,217
JB Hunt Transport Services	8	1,367
Johnson Controls International	80	4,790
L3Harris Technologies	20	4,645
Leidos Holdings	16	1,656
Lockheed Martin	25	10,803
Masco	32	1,686
Nielsen Holdings	34	912
Nordson	5	1,078
Norfolk Southern	24	6,189

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Northrop Grumman	16	$7,030
Old Dominion Freight Line	9	2,521
Otis Worldwide	48	3,496
PACCAR	32	2,658
Parker-Hannifin	13	3,521
Pentair	16	812
Quanta Services	16	1,856
Raytheon Technologies	158	14,996
Republic Services, Cl A	21	2,820
Robert Half International	16	1,573
Rockwell Automation	14	3,537
Rollins	22	738
Snap-On	5	1,062
Southwest Airlines *	64	2,990
Stanley Black & Decker	16	1,922
Textron	18	1,246
Trane Technologies	23	3,217
TransDigm Group *	6	3,569
Union Pacific	68	15,932
United Airlines Holdings *	32	1,616
United Parcel Service, Cl B	79	14,218
United Rentals *	9	2,849
Verisk Analytics, Cl A	16	3,265
Waste Management	39	6,413
Westinghouse Air Brake Technologies	16	1,439
WW Grainger	4	2,000
Xylem	16	1,288
		291,443

Information Technology — 25.9%
Accenture, Cl A	67	20,124
Adobe *	50	19,798
Advanced Micro Devices *	177	15,137

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Akamai Technologies *	16	$1,796
Amphenol, Cl A	64	4,576
Analog Devices	58	8,954
ANSYS *	10	2,757
Apple	1,663	262,172
Applied Materials	95	10,483
Arista Networks *	22	2,543
Autodesk *	24	4,543
Automatic Data Processing	45	9,818
Broadcom	45	24,948
Broadridge Financial Solutions	12	1,730
Cadence Design Systems *	32	4,827
CDW	16	2,611
Ceridian HCM Holding *	15	842
Cisco Systems	453	22,188
Citrix Systems *	16	1,602
Cognizant Technology Solutions, Cl A	61	4,935
Corning	80	2,815
DXC Technology *	32	918
Enphase Energy *	16	2,582
EPAM Systems *	5	1,325
F5 *	7	1,172
Fidelity National Information Services	67	6,643
Fiserv *	64	6,267
FleetCor Technologies *	7	1,747
Fortinet *	16	4,624
Gartner *	8	2,324
Global Payments	32	4,383
Hewlett Packard Enterprise	144	2,219
HP	128	4,689
Intel	436	19,005
International Business Machines	96	12,692

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Intuit	30	$12,563
IPG Photonics *	4	378
Jack Henry & Associates	6	1,137
Juniper Networks	32	1,009
Keysight Technologies *	19	2,665
KLA	16	5,108
Lam Research	15	6,986
Mastercard, Cl A	93	33,794
Microchip Technology	64	4,173
Micron Technology	116	7,910
Microsoft	804	223,126
Monolithic Power Systems	4	1,569
Motorola Solutions	18	3,846
NetApp	27	1,978
NortonLifeLock	64	1,603
NVIDIA	266	49,335
Oracle	174	12,772
Paychex	32	4,055
Paycom Software *	4	1,126
PayPal Holdings *	126	11,079
PTC *	10	1,142
Qorvo *	11	1,252
QUALCOMM	123	17,182
Roper Technologies	11	5,169
Salesforce *	106	18,650
Seagate Technology Holdings	22	1,805
ServiceNow *	22	10,518
Skyworks Solutions	16	1,813
SolarEdge Technologies *	5	1,252
Synopsys *	16	4,589
Teledyne Technologies *	4	1,726
Teradyne	16	1,687

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — continued
Texas Instruments	101	$17,195
Trimble *	32	2,134
Tyler Technologies *	4	1,579
VeriSign *	9	1,608
Visa, Cl A	176	37,511
Western Digital *	32	1,698
Zebra Technologies, Cl A *	5	1,848
		1,016,359

Materials — 2.3%
Air Products & Chemicals	22	5,149
Albemarle	14	2,700
Amcor	162	1,921
Avery Dennison	7	1,264
Ball	32	2,597
Celanese, Cl A	11	1,616
CF Industries Holdings	24	2,324
Corteva	80	4,615
Dow	80	5,320
DuPont de Nemours	60	3,956
Eastman Chemical	16	1,643
Ecolab	29	4,911
FMC	16	2,121
Freeport-McMoRan	160	6,488
International Flavors & Fragrances	26	3,154
International Paper	48	2,221
LyondellBasell Industries, Cl A	32	3,393
Martin Marietta Materials	6	2,125
Mosaic	36	2,247
Newmont	82	5,974
Nucor	32	4,953
Packaging Corp of America	13	2,095
PPG Industries	23	2,944

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Materials — continued
Sealed Air	16	$1,027
Sherwin-Williams	25	6,874
Vulcan Materials	16	2,757
Westrock	32	1,585
		87,974

Real Estate — 2.8%
Alexandria Real Estate Equities ‡	16	2,915
American Tower, Cl A ‡	50	12,051
AvalonBay Communities ‡	16	3,640
Boston Properties ‡	16	1,882
Camden Property Trust ‡	11	1,726
CBRE Group, Cl A *	32	2,657
Crown Castle International ‡	48	8,890
Digital Realty Trust ‡	32	4,676
Duke Realty ‡	38	2,080
Equinix ‡	10	7,191
Equity Residential ‡	32	2,608
Essex Property Trust ‡	6	1,976
Extra Space Storage ‡	16	3,040
Federal Realty Investment Trust ‡	5	585
Healthpeak Properties ‡	64	2,100
Host Hotels & Resorts ‡	80	1,628
Iron Mountain ‡	32	1,719
Kimco Realty ‡	64	1,621
Mid-America Apartment Communities ‡	12	2,360
ProLogis ‡	80	12,823
Public Storage ‡	16	5,944
Realty Income ‡	62	4,300
Regency Centers ‡	16	1,101
SBA Communications, Cl A ‡	12	4,165
Simon Property Group ‡	35	4,130
UDR ‡	32	1,703

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Real Estate — continued
Ventas ‡	38	$2,111
Vornado Realty Trust ‡	16	619
Welltower ‡	48	4,359
Weyerhaeuser ‡	80	3,298
		109,898

Utilities — 2.8%
AES	70	1,429
Alliant Energy	32	1,882
Ameren	32	2,973
American Electric Power	55	5,451
American Water Works	19	2,927
Atmos Energy	16	1,814
CenterPoint Energy	64	1,959
CMS Energy	32	2,198
Consolidated Edison	39	3,617
Constellation Energy	35	2,072
Dominion Energy	88	7,184
DTE Energy	19	2,490
Duke Energy	84	9,253
Edison International	38	2,614
Entergy	20	2,377
Evergy	32	2,171
Eversource Energy	32	2,797
Exelon	110	5,146
FirstEnergy	64	2,772
NextEra Energy	208	14,772
NiSource	48	1,398
NRG Energy	32	1,149
Pinnacle West Capital	16	1,139
PPL	80	2,265
Public Service Enterprise Group	50	3,483
Sempra Energy	32	5,164

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Utilities — continued
Southern	112	$8,220
WEC Energy Group	32	3,202
Xcel Energy	64	4,689
		108,607

TOTAL UNITED STATES		3,712,107
TOTAL COMMON STOCK
(Cost $4,021,222)		3,738,105
TOTAL INVESTMENTS — 95.4%
(Cost $4,021,222)		$3,738,105

		Value
PURCHASED OPTIONS— 4.4%(1)
UNITED STATES— 4.4%
(Cost $106,455)	18	$174,220
TOTAL PURCHASED OPTIONS
WRITTEN OPTIONS— (0.0)%(1)
UNITED STATES— (0.0)%
(Premiums Received $(17,053))	(18)	$(730)
TOTAL WRITTEN OPTIONS
Percentages are based on Net Assets of $3,919,750.

A list of the exchange traded option contracts held by the Fund at April 30, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 4.4%
Put Options
Mini-SPX Index*	10	$420,000	$420.00	06/17/22	$19,620
S&P 500 Index*	8	3,356,000	4,195.00	06/17/22	154,600
Total Purchased Options		$3,776,000			$174,220

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X S&P 500® Collar 95-110 ETF

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
WRITTEN OPTIONS — 0.0%
Call Options
Mini-SPX Index*	(10)	$(485,000)	$485.00	06/17/22	$(90)
S&P 500 Index*	(8)	(3,888,000)	4,860.00	06/17/22	(640)
Total Written Options		$(4,373,000)			$(730)

Cl — Class
S&P — Standard & Poor’s

*	Non-income producing security.
‡	Real Estate Investment Trust
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions and purchased options contracts. The aggregate market value of collateral at April 30, 2022 was $3,738,105.

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,738,105	$—	$—	$3,738,105
Total Investments in Securities	$3,738,105	$—	$—	$3,738,105

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$174,220	$–	$–	$174,220
Written Options	(730)	–	–	(730)
Total Other Financial Instruments	$173,490	$–	$–	$173,490

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — 95.8%(A)
BRAZIL — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	8	$7,789

CHINA — 1.2%
Communication Services — 0.4%
Baidu ADR *	40	4,967
NetEase ADR	37	3,527
		8,494

Consumer Discretionary — 0.4%
JD.com ADR *	95	5,858
Pinduoduo ADR *	70	3,016
		8,874

Information Technology — 0.4%
NXP Semiconductors	43	7,349

TOTAL CHINA		24,717
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G	14	7,893

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR	98	$6,507

UNITED STATES — 93.5%
Communication Services — 15.3%
Activision Blizzard	130	9,828
Alphabet, Cl A *	30	68,466
Alphabet, Cl C *	32	73,579
Charter Communications, Cl A *	29	12,426
Comcast, Cl A	748	29,740
Electronic Arts	44	5,194
Match Group *	46	3,641
Meta Platforms, Cl A *	348	69,764
Netflix *	73	13,896
Sirius XM Holdings	639	3,834
T-Mobile US *	206	25,367
		315,735

Consumer Discretionary — 14.6%
Airbnb, Cl A *	61	9,346
Amazon.com *	51	126,767
Booking Holdings *	7	15,472
Dollar Tree *	37	6,011
eBay	99	5,140
Lucid Group *	281	5,080
Lululemon Athletica *	21	7,447
Marriott International, Cl A	54	9,586
O’Reilly Automotive *	11	6,672
Ross Stores	60	5,986
Starbucks	190	14,182
Tesla *	104	90,559
		302,248

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 6.1%
Costco Wholesale	74	$39,347
Keurig Dr Pepper	240	8,976
Kraft Heinz	201	8,569
Mondelez International, Cl A	229	14,766
Monster Beverage *	90	7,711
PepsiCo	231	39,665
Walgreens Boots Alliance	140	5,936
		124,970

Health Care — 5.5%
Align Technology *	13	3,769
Amgen	92	21,454
Biogen *	24	4,979
Dexcom *	16	6,537
Gilead Sciences	210	12,461
IDEXX Laboratories *	14	6,027
Illumina *	26	7,713
Intuitive Surgical *	60	14,358
Moderna *	68	9,140
Regeneron Pharmaceuticals *	18	11,864
Seagen *	30	3,930
Vertex Pharmaceuticals *	43	11,748
		113,980

Industrials — 3.3%
Cintas	17	6,754
Copart *	40	4,546
CSX	366	12,569
Fastenal	100	5,531
Honeywell International	114	22,060
Old Dominion Freight Line	20	5,602
PACCAR	60	4,983
Verisk Analytics, Cl A	27	5,509
		67,554

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 47.5%
Adobe *	78	$30,884
Advanced Micro Devices *	270	23,090
Analog Devices	86	13,277
ANSYS *	14	3,860
Apple	1,639	258,388
Applied Materials	146	16,111
Atlassian, Cl A *	24	5,396
Autodesk *	37	7,003
Automatic Data Processing	69	15,054
Broadcom	68	37,699
Cadence Design Systems *	46	6,939
Cisco Systems	693	33,943
Cognizant Technology Solutions, Cl A	90	7,281
Crowdstrike Holdings, Cl A *	35	6,957
Datadog, Cl A *	44	5,314
DocuSign, Cl A *	33	2,673
Fiserv *	110	10,771
Fortinet *	26	7,514
Intel	680	29,641
Intuit	47	19,681
KLA	25	7,982
Lam Research	23	10,712
Marvell Technology	140	8,131
Microchip Technology	95	6,194
Micron Technology	182	12,411
Microsoft	753	208,973
NVIDIA	354	65,656
Okta, Cl A *	26	3,102
Palo Alto Networks *	16	8,980
Paychex	60	7,604
PayPal Holdings *	192	16,883
QUALCOMM	188	26,262

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Information Technology — continued
Skyworks Solutions	25	$2,833
Splunk *	27	3,295
Synopsys *	25	7,170
Texas Instruments	153	26,048
VeriSign *	17	3,038
Workday, Cl A *	32	6,614
Zoom Video Communications, Cl A *	40	3,983
Zscaler *	23	4,663
		982,010

Utilities — 1.2%
American Electric Power	83	8,226
Constellation Energy	56	3,316
Exelon	159	7,438
Xcel Energy	90	6,593
		25,573

TOTAL UNITED STATES		1,932,070
TOTAL COMMON STOCK
(Cost $2,424,642)		1,978,976
TOTAL INVESTMENTS — 95.8%
(Cost $2,424,642)		$1,978,976

		Value
PURCHASED OPTIONS— 4.1%(1)
UNITED STATES— 4.1%
(Cost $42,600)	3	$84,550
TOTAL PURCHASED OPTIONS

Percentages are based on Net Assets of $2,065,934.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Tail Risk ETF

A list of the exchange traded option contracts held by the Fund at April 30, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 4.1%
Put Options
Nasdaq-100 Index*	1	$1,272,500	$12,725.00	06/17/22	$60,590
Nasdaq-100® Reduced-Value Index*	2	508,000	2,540.00	06/17/22	23,960
Total Purchased Options		$1,780,500			$84,550

ADR — American Depositary Receipt
Cl — Class

*	Non-income producing security.
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for purchasedoptions contracts. The aggregate market value of collateral at April 30, 2022 was$1,978,976.

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$1,978,976	$—	$—	$1,978,976
Total Investments in Securities	$1,978,976	$—	$—	$1,978,976

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$84,550	$–	$–	$84,550
Total Other Financial Instruments	$84,550	$–	$–	$84,550

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — 94.1%(A)
BRAZIL — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	49	$47,708

CHINA — 1.2%
Communication Services — 0.4%
Baidu ADR *	236	29,304
NetEase ADR	223	21,259
		50,563

Consumer Discretionary — 0.5%
JD.com ADR *	611	37,674
Pinduoduo ADR *	430	18,529
		56,203

Information Technology — 0.3%
NXP Semiconductors	255	43,579

TOTAL CHINA		150,345
NETHERLANDS — 0.4%
Information Technology — 0.4%
ASML Holding, Cl G	83	46,793

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR	546	$36,254

UNITED STATES — 91.8%
Communication Services — 15.0%
Activision Blizzard	778	58,817
Alphabet, Cl A *	179	408,512
Alphabet, Cl C *	188	432,274
Charter Communications, Cl A *	173	74,129
Comcast, Cl A	4,477	178,005
Electronic Arts	276	32,582
Match Group *	271	21,450
Meta Platforms, Cl A *	2,054	411,765
Netflix *	443	84,329
Sirius XM Holdings	3,748	22,488
T-Mobile US *	1,234	151,955
		1,876,306

Consumer Discretionary — 14.3%
Airbnb, Cl A *	360	55,156
Amazon.com *	303	753,146
Booking Holdings *	40	88,412
Dollar Tree *	220	35,739
eBay	596	30,944
Lucid Group *	1,640	29,651
Lululemon Athletica *	120	42,556
Marriott International, Cl A	325	57,694
O’Reilly Automotive *	67	40,639
Ross Stores	340	33,922
Starbucks	1,122	83,746
Tesla *	616	536,388
		1,787,993

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 5.9%
Costco Wholesale	437	$232,362
Keurig Dr Pepper	1,379	51,575
Kraft Heinz	1,228	52,350
Mondelez International, Cl A	1,386	89,369
Monster Beverage *	522	44,725
PepsiCo	1,361	233,697
Walgreens Boots Alliance	830	35,192
		739,270

Health Care — 5.4%
Align Technology *	80	23,193
Amgen	550	128,254
Biogen *	147	30,493
Dexcom *	96	39,224
Gilead Sciences	1,246	73,937
IDEXX Laboratories *	81	34,869
Illumina *	155	45,981
Intuitive Surgical *	356	85,191
Moderna *	400	53,764
Regeneron Pharmaceuticals *	107	70,525
Seagen *	174	22,796
Vertex Pharmaceuticals *	250	68,305
		676,532

Industrials — 3.2%
Cintas	102	40,520
Copart *	231	26,253
CSX	2,181	74,896
Fastenal	569	31,471
Honeywell International	684	132,361
Old Dominion Freight Line	110	30,813
PACCAR	331	27,490
Verisk Analytics, Cl A	159	32,444
		396,248

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 46.8%
Adobe *	467	$184,909
Advanced Micro Devices *	1,607	137,431
Analog Devices	520	80,278
ANSYS *	90	24,812
Apple	9,721	1,532,516
Applied Materials	874	96,446
Atlassian, Cl A *	135	30,352
Autodesk *	216	40,884
Automatic Data Processing	418	91,199
Broadcom	407	225,637
Cadence Design Systems *	279	42,087
Cisco Systems	4,083	199,985
Cognizant Technology Solutions, Cl A	517	41,825
Crowdstrike Holdings, Cl A *	207	41,143
Datadog, Cl A *	263	31,765
DocuSign, Cl A *	186	15,066
Fiserv *	638	62,473
Fortinet *	161	46,531
Intel	3,999	174,316
Intuit	281	117,669
KLA	153	48,847
Lam Research	140	65,206
Marvell Technology	856	49,716
Microchip Technology	536	34,947
Micron Technology	1,097	74,804
Microsoft	4,465	1,239,127
NVIDIA	2,092	388,003
Okta, Cl A *	141	16,823
Palo Alto Networks *	97	54,444
Paychex	350	44,356
PayPal Holdings *	1,160	101,999
QUALCOMM	1,105	154,357

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Information Technology — continued
Skyworks Solutions	169	$19,148
Splunk *	149	18,181
Synopsys *	147	42,158
Texas Instruments	914	155,609
VeriSign *	113	20,192
Workday, Cl A *	195	40,307
Zoom Video Communications, Cl A *	231	23,001
Zscaler *	135	27,370
		5,835,919

Utilities — 1.2%
American Electric Power	502	49,753
Constellation Energy	332	19,658
Exelon	952	44,534
Xcel Energy	526	38,535
		152,480

TOTAL UNITED STATES		11,464,748
TOTAL COMMON STOCK
(Cost $14,567,429)		11,745,848
TOTAL INVESTMENTS — 94.1%
(Cost $14,567,429)		$11,745,848

		Value
PURCHASED OPTIONS— 6.1%(1)
UNITED STATES— 6.1%
(Cost $262,240)	14	$755,820
TOTAL PURCHASED OPTIONS

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

	Number of Contracts	Value
WRITTEN OPTIONS— (0.2)%(1)
UNITED STATES— (0.2)%
(Premiums Received $(288,606))	(14)	$(29,660)
TOTAL WRITTEN OPTIONS

Percentages are based on Net Assets of $12,484,829.

A list of the exchange traded option contracts held by the Fund at April 30, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 6.0%
Put Options
Nasdaq-100 Index*	8	$10,800,000	$13,500.00	05/20/22	$657,000
Nasdaq-100® Reduced-Value Index*	6	1,620,000	2,700.00	05/20/22	98,820
Total Purchased Options		$12,420,000			$755,820

WRITTEN OPTIONS — (0.2)%
Call Options
Nasdaq-100 Index*	(8)	$(11,380,000)	14,225.00	05/20/22	$(25,280)
Nasdaq-100® Reduced-Value Index*	(6)	(1,707,000)	2,845.00	05/20/22	(4,380)
Total Written Options		$(13,087,000)			$(29,660)

ADR — American Depositary Receipt
Cl — Class

*	Non-income producing security.
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions and purchase options contracts. The aggregate market value of collateral at April 30, 2022 was $11,745,848.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Risk Managed Income ETF

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$11,745,848	$—	$—	$11,745,848
Total Investments in Securities	$11,745,848	$—	$—	$11,745,848

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$755,820	$–	$–	$755,820
Written Options	(29,660)	–	–	(29,660)
Total Other Financial Instruments	$726,160	$–	$–	$726,160

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — 93.1%(A)
BRAZIL — 0.4%
Consumer Discretionary — 0.4%
MercadoLibre *	16	$15,578

CHINA — 1.2%
Communication Services — 0.4%
Baidu ADR *	75	9,313
NetEase ADR	67	6,387
		15,700

Consumer Discretionary — 0.4%
JD.com ADR *	190	11,715
Pinduoduo ADR *	140	6,033
		17,748

Information Technology — 0.4%
NXP Semiconductors	84	14,356

TOTAL CHINA		47,804
NETHERLANDS — 0.3%
Information Technology — 0.3%
ASML Holding, Cl G	25	14,094

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM — 0.3%
Health Care — 0.3%
AstraZeneca ADR	181	$12,018

UNITED STATES — 90.9%
Communication Services — 14.9%
Activision Blizzard	248	18,749
Alphabet, Cl A *	57	130,085
Alphabet, Cl C *	60	137,960
Charter Communications, Cl A *	55	23,567
Comcast, Cl A	1,436	57,095
Electronic Arts	89	10,507
Match Group *	87	6,886
Meta Platforms, Cl A *	662	132,711
Netflix *	141	26,841
Sirius XM Holdings	1,249	7,494
T-Mobile US *	396	48,763
		600,658

Consumer Discretionary — 14.2%
Airbnb, Cl A *	119	18,232
Amazon.com *	97	241,106
Booking Holdings *	14	30,944
Dollar Tree *	71	11,534
eBay	183	9,501
Lucid Group *	524	9,474
Lululemon Athletica *	39	13,831
Marriott International, Cl A	104	18,462
O’Reilly Automotive *	21	12,738
Ross Stores	108	10,775
Starbucks	364	27,169
Tesla *	198	172,410
		576,176

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Consumer Staples — 5.9%
Costco Wholesale	141	$74,973
Keurig Dr Pepper	450	16,830
Kraft Heinz	380	16,199
Mondelez International, Cl A	439	28,307
Monster Beverage *	162	13,880
PepsiCo	438	75,209
Walgreens Boots Alliance	270	11,448
		236,846

Health Care — 5.3%
Align Technology *	24	6,958
Amgen	177	41,275
Biogen *	46	9,542
Dexcom *	31	12,666
Gilead Sciences	397	23,558
IDEXX Laboratories *	26	11,192
Illumina *	50	14,832
Intuitive Surgical *	113	27,041
Moderna *	128	17,204
Regeneron Pharmaceuticals *	34	22,410
Seagen *	58	7,599
Vertex Pharmaceuticals *	80	21,858
		216,135

Industrials — 3.1%
Cintas	33	13,110
Copart *	72	8,183
CSX	696	23,901
Fastenal	180	9,956
Honeywell International	217	41,992
Old Dominion Freight Line	36	10,084
PACCAR	108	8,969
Verisk Analytics, Cl A	51	10,406
		126,601

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares	Value
COMMON STOCK — continued
Information Technology — 46.3%
Adobe *	149	$58,997
Advanced Micro Devices *	517	44,214
Analog Devices	163	25,164
ANSYS *	29	7,995
Apple	3,121	492,026
Applied Materials	281	31,008
Atlassian, Cl A *	44	9,892
Autodesk *	69	13,060
Automatic Data Processing	132	28,800
Broadcom	130	72,071
Cadence Design Systems *	87	13,124
Cisco Systems	1,318	64,556
Cognizant Technology Solutions, Cl A	162	13,106
Crowdstrike Holdings, Cl A *	67	13,317
Datadog, Cl A *	84	10,145
DocuSign, Cl A *	57	4,617
Fiserv *	208	20,367
Fortinet *	51	14,739
Intel	1,293	56,362
Intuit	90	37,687
KLA	48	15,324
Lam Research	43	20,028
Marvell Technology	268	15,565
Microchip Technology	177	11,540
Micron Technology	356	24,276
Microsoft	1,435	398,241
NVIDIA	672	124,636
Okta, Cl A *	48	5,727
Palo Alto Networks *	32	17,961
Paychex	114	14,447
PayPal Holdings *	371	32,622
QUALCOMM	358	50,009
Skyworks Solutions	52	5,892

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

	Shares/Number of Contracts	Value
COMMON STOCK — continued
Information Technology — continued
Splunk *	47	$5,735
Synopsys *	49	14,053
Texas Instruments	292	49,713
VeriSign *	35	6,254
Workday, Cl A *	61	12,609
Zoom Video Communications, Cl A *	72	7,169
Zscaler *	43	8,718
		1,871,766

Utilities — 1.2%
American Electric Power	160	15,858
Constellation Energy	101	5,980
Exelon	303	14,174
Xcel Energy	173	12,674
		48,686

TOTAL UNITED STATES		3,676,868
TOTAL COMMON STOCK
(Cost $4,467,183)		3,766,362
TOTAL INVESTMENTS — 93.1%
(Cost $4,467,183)		$3,766,362

		Value
PURCHASED OPTIONS— 6.4%(1)
UNITED STATES— 6.4%
(Cost $130,540)	10	$259,480
TOTAL PURCHASED OPTIONS
WRITTEN OPTIONS— (0.1)%(1)
UNITED STATES— (0.1)%
(Premiums Received $(54,880))	(10)	$(4,310)
TOTAL WRITTEN OPTIONS

Percentages are based on Net Assets of $4,044,034.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

A list of the exchange traded option contracts held by the Fund at April 30, 2022, is as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 6.4%
Put Options
Nasdaq-100 Index*	1	$1,342,500	$13,425.00	06/17/22	$93,430
Nasdaq-100® Reduced-Value Index*	9	2,412,000	2,680.00	06/17/22	166,050
Total Purchased Options		$3,754,500			$259,480

WRITTEN OPTIONS — (0.1)%
Call Options
Nasdaq-100 Index*	(1)	$(1,552,500)	15,525.00	06/17/22	$(1,520)
Nasdaq-100® Reduced-Value Index*	(9)	(2,794,500)	3,105.00	06/17/22	(2,790)
Total Written Options		$(4,347,000)			$(4,310)

ADR — American Depositary Receipt
Cl — Class

*	Non-income producing security.
(1)	Refer to table below for details on Options Contracts.
(A)	All or a portion of these securities has been segregated as collateral for writtenoptions and purchased options contracts. The aggregate market value of collateral at April 30, 2022 was $3,766,362.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments		April 30, 2022 (Unaudited)
Global X NASDAQ 100® Collar 95-110 ETF

The following is a summary of the level of inputs used as of April 30, 2022, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,766,362	$—	$—	$3,766,362
Total Investments in Securities	$3,766,362	$—	$—	$3,766,362

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$259,480	$–	$–	$259,480
Written Options	(4,310)	–	–	(4,310)
Total Other Financial Instruments	$255,170	$–	$–	$255,170

Amounts designated as “—“ are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Global X Social Media ETF		Global X Lithium & Battery Tech ETF		Global X Disruptive Materials ETF	Global X E-commerce ETF
Assets:
Cost of Investments	$327,746,965		$4,186,427,251		$5,562,067	$155,053,411
Cost of Repurchase Agreement	1,849,932		73,687,127		—	1,099,688
Cost of Foreign Currency	1		14,740		207	—
Investments, at Value	$218,567,073	*	$4,356,426,176	*	$4,964,789	$83,265,975	*
Repurchase Agreement, at Value	1,849,932		73,687,127		—	1,099,688
Cash	61,642		—		—	73,190
Foreign Currency, at Value	1		13,860		199	—
Receivable for Investment Securities Sold	23,063,146		25,556		—	—
Dividend, Interest, and Securities Lending Income Receivable	27,597		5,724,938		20,610	28,233
Reclaim Receivable	5,416		—		1,735	—
Total Assets	243,574,807		4,435,877,657		4,987,333	84,467,086
Liabilities:
Obligation to Return Securities Lending Collateral	4,429,884		175,164,597		—	2,633,333
Payable for Investment Securities Purchased	21,915,031		—		—	—
Payable due to Investment Adviser	123,120		2,862,620		2,659	43,132
Unrealized Depreciation on Spot Contracts	15,131		84		—	—
Cash Overdraft	—		385,784		7,901	—
Total Liabilities	26,483,166		178,413,085		10,560	2,676,465
Net Assets	$217,091,641		$4,257,464,572		$4,976,773	$81,790,621
Net Assets Consist of:
Paid-in Capital	$389,205,455		$4,197,928,836		$5,491,896	$162,247,368
Total Distributable Earnings/(Loss)	(172,113,814)		59,535,736		(515,123)	(80,456,747)
Net Assets	$217,091,641		$4,257,464,572		$4,976,773	$81,790,621
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	5,660,000		64,074,628		220,000	4,190,002
Net Asset Value, Offering and Redemption Price Per Share	$38.36		$66.45		$22.62	$19.52
*Includes Market Value of Securities on Loan	$4,637,347		$166,654,568		$—	$2,053,386

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Global X Emerging Markets Internet & E-commerce ETF	Global X SuperDividend® ETF		Global X SuperDividend® U.S. ETF		Global X MSCI SuperDividend® EAFE ETF
Assets:
Cost of Investments	$5,010,288	$985,865,526		$655,090,178		$11,268,916
Cost of Repurchase Agreement	—	29,481,944		9,420,766		—
Cost of Foreign Currency	875	3,118,687		—		35,985
Investments, at Value	$2,623,583	$860,670,119	*	$706,296,431	*	$11,113,003
Repurchase Agreement, at Value	—	29,481,944		9,420,766		—
Cash	3,934	—		—		—
Foreign Currency, at Value	879	3,128,481		—		36,080
Dividend, Interest, and Securities Lending Income Receivable	138	2,771,699		2,777,777		88,505
Reclaim Receivable	24	360,261		8,115		47,157
Receivable for Capital Shares Sold	—	—		1,040,068		—
Total Assets	2,628,558	896,412,504		719,543,157		11,284,745
Liabilities:
Obligation to Return Securities Lending Collateral	—	70,598,060		22,559,157		—
Payable due to Investment Adviser	1,429	418,939		266,732		5,393
Payable for Investment Securities Purchased	—	488,254		1,038,686		—
Unrealized Depreciation on Spot Contracts	—	2,525		—		93
Cash Overdraft	—	3,648,445		573,545		85,242
Total Liabilities	1,429	75,156,223		24,438,120		90,728
Net Assets	$2,627,129	$821,256,281		$695,105,037		$11,194,017
Net Assets Consist of:
Paid-in Capital	$6,070,142	$1,545,672,897		$786,226,062		$12,626,990
Total Distributable Loss	(3,443,013)	(724,416,616)		(91,121,025)		(1,432,973)
Net Assets	$2,627,129	$821,256,281		$695,105,037		$11,194,017
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	360,000	77,070,000		34,310,000		750,000
Net Asset Value, Offering and Redemption Price Per Share	$7.30	$10.66		$20.26		$14.93
*Includes Market Value of Securities on Loan	$—	$63,986,441		$21,051,368		$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF		Global X NASDAQ 100® Covered Call ETF	Global X S&P 500® Covered Call ETF
Assets:
Cost of Investments	$78,209,437	$385,555,970		$6,928,281,396	$1,593,418,648
Cost of Repurchase Agreement	—	6,101,856		—	—
Cost of Foreign Currency	41,705	97,452		—	—
Investments, at Value	$72,862,405	$371,591,999	*	$6,909,221,082	$1,532,908,241
Repurchase Agreement, at Value	—	6,101,856		—	—
Cash	—	324,320		16,601,918	638,713
Foreign Currency, at Value	46,783	96,013		—	—
Dividend, Interest, and Securities Lending Income Receivable	393,960	1,549,459		532,755	967,491
Reclaim Receivable	29,299	—		—	21,813
Receivable for Capital Shares Sold	—	—		—	4,655,075
Receivable for Investment Securities Sold	—	13,493,628		—	10,517
Total Assets	73,332,447	393,157,275		6,926,355,755	1,539,201,850
Liabilities:
Obligation to Return Securities Lending Collateral	—	14,611,627		—	—
Accrued Foreign Capital Gains Tax on Appreciated Securities	95,464	—		—	—
Payable due to Investment Adviser	41,191	184,662		3,486,726	712,138
Payable for Investment Securities Purchased	—	12,841,413		—	4,701,695
Options Written at Value (Premiums received $–, $–, $216,847,049 and $32,844,397, respectively)	—	—		27,058,090	3,690,455
Unrealized Depreciation on Spot Contracts	—	737		—	—
Cash Overdraft	64,933	—		—	—
Total Liabilities	201,588	27,638,439		30,544,816	9,104,288
Net Assets	$73,130,859	$365,518,836		$6,895,810,939	$1,530,097,562
Net Assets Consist of:
Paid-in Capital	$93,890,348	$603,334,034		$7,813,993,264	$1,629,740,762
Total Distributable Loss	(20,759,489)	(237,815,198)		(918,182,325)	(99,643,200)
Net Assets	$73,130,859	$365,518,836		$6,895,810,939	$1,530,097,562
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	7,670,000	41,830,000		357,580,000	32,870,000
Net Asset Value, Offering and Redemption Price Per Share	$9.53	$8.74		$19.28	$46.55
*Includes Market Value of Securities on Loan	$—	$13,936,119		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Global X Russell 2000 Covered Call ETF	Global X Dow 30® Covered Call ETF	Global X Nasdaq 100® Covered Call & Growth ETF	Global X S&P 500® Covered Call & Growth ETF
Assets:
Cost of Investments	$1,347,753,022	$12,154,435	$70,136,815	$38,494,497
Investments, at Value	$1,284,248,824	$11,758,343	$60,202,077	$35,301,724
Cash	2,446,021	8,006	87,536	43,525
Receivable for Capital Shares Sold	2,210,708	730,270	—	1,413,222
Dividend, Interest, and Securities Lending Income Receivable	56,587	5,815	4,634	25,031
Receivable for Investment Securities Sold	7,757	1,664	—	1,585
Reclaim Receivable	—	—	—	257
Total Assets	1,288,969,897	12,504,098	60,294,247	36,785,344
Liabilities:
Options Written at Value (Premiums received $36,166,352, $193,673, $949,118 and $378,527, respectively)	4,917,055	83,660	119,740	42,709
Payable for Investment Securities Purchased	2,219,040	735,522	—	1,393,971
Payable due to Investment Adviser	525,308	4,288	30,199	18,882
Total Liabilities	7,661,403	823,470	149,939	1,455,562
Net Assets	$1,281,308,494	$11,680,628	$60,144,308	$35,329,782
Net Assets Consist of:
Paid-in Capital	$1,400,882,976	$11,945,122	$70,759,524	$38,348,507
Total Distributable Loss	(119,574,482)	(264,494)	(10,615,216)	(3,018,725)
Net Assets	$1,281,308,494	$11,680,628	$60,144,308	$35,329,782
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	57,960,000	480,000	2,280,000	1,250,000
Net Asset Value, Offering and Redemption Price Per Share	$22.11	$24.33	$26.38	$28.26

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Global X SuperIncome™ Preferred ETF		Global X Renewable Energy Producers ETF		Global X S&P 500® Catholic Values ETF	Global X S&P Catholic Values Developed ex-U.S. ETF
Assets:
Cost of Investments	$218,480,348		$136,118,533		$495,290,207	$6,428,454
Cost of Repurchase Agreement	984,872		350,210		—	—
Cost of Foreign Currency	—		33,441		—	3,800
Investments, at Value	$205,590,739	*	$119,554,255	*	$592,635,636	$6,244,276
Repurchase Agreement, at Value	984,872		350,210		—	—
Cash	173,454		365,447		818,345	25,076
Foreign Currency, at Value	—		33,446		—	3,808
Dividend, Interest, and Securities Lending Income Receivable	811,141		184,977		402,444	20,020
Unrealized Appreciation on Spot Contracts	—		37		—	4
Receivable for Capital Shares Sold	—		—		6,301,444	—
Reclaim Receivable	—		75,371		13,679	3,595
Total Assets	207,560,206		120,563,743		600,171,548	6,296,779
Liabilities:
Obligation to Return Securities Lending Collateral	2,358,396		838,619		—	—
Payable due to Investment Adviser	99,407		76,544		150,713	1,652
Payable for Investment Securities Purchased	—		—		6,275,124	37,436
Total Liabilities	2,457,803		915,163		6,425,837	39,088
Net Assets	$205,102,403		$119,648,580		$593,745,711	$6,257,691
Net Assets Consist of:
Paid-in Capital	$281,375,212		$138,213,083		$492,954,194	$6,451,066
Total Distributable Earnings/(Loss)	(76,272,809)		(18,564,503)		100,791,517	(193,375)
Net Assets	$205,102,403		$119,648,580		$593,745,711	$6,257,691
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	19,110,000		7,990,000		11,740,000	230,000
Net Asset Value, Offering and Redemption Price Per Share	$10.73		$14.97		$50.57	$27.21
*Includes Market Value of Securities on Loan	$2,307,309		$813,146		$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Global X Guru® Index ETF		Global X S&P 500® Tail Risk ETF	Global X S&P 500® Risk Managed Income ETF	Global X S&P 500® Collar 95-110 ETF
Assets:
Cost of Investments	$62,847,732		$3,296,603	$23,729,186	$4,021,222
Cost of Repurchase Agreement	507,915		—	—	—
Investments, at Value	$54,395,818	*	$3,056,823	$21,609,015	$3,738,105
Repurchase Agreement, at Value	507,915		—	—	—
Cash	62,179		6,473	25,188	7,582
Dividend, Interest, and Securities Lending Income Receivable	9,039		2,131	14,930	2,594
Options Purchased at Value (Cost $–, $54,491, $246,115 and $106,455, respectively)	—		81,362	808,880	174,220
Reclaim Receivable	—		24	124	28
Total Assets	54,974,951		3,146,813	22,458,137	3,922,529
Liabilities:
Obligation to Return Securities Lending Collateral	1,216,264		—	—	—
Payable due to Investment Adviser	35,808		1,630	11,231	2,049
Options Written at Value (Premiums received $–, $–, ($481,741) and ($17,053), respectively)	—		—	52,071	730
Total Liabilities	1,252,072		1,630	63,302	2,779
Net Assets	$53,722,879		$3,145,183	$22,394,835	$3,919,750
Net Assets Consist of:
Paid-in Capital	$72,128,338		$3,526,120	$24,158,099	$4,298,875
Total Distributable Loss	(18,405,459)		(380,937)	(1,763,264)	(379,125)
Net Assets	$53,722,879		$3,145,183	$22,394,835	$3,919,750
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	1,450,000		130,000	920,000	160,000
Net Asset Value, Offering and Redemption Price Per Share	$37.05		$24.19	$24.34	$24.50
*Includes Market Value of Securities on Loan	$1,227,224		$—	$—	$—

The accompanying notes are an integral part of the financial statements.

Statements of Assets and Liabilities
April 30, 2022 (Unaudited)

	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Risk Managed Income ETF	Global X NASDAQ 100® Collar 95-110 ETF
Assets:
Cost of Investments	$2,424,642	$14,567,429	$4,467,183
Investments, at Value	$1,978,976	$11,745,848	$3,766,362
Cash	3,974	18,413	24,104
Options Purchased at Value (Cost $42,600, $262,240 and $130,540, respectively)	84,550	755,820	259,480
Dividend, Interest, and Securities Lending Income Receivable	214	954	280
Total Assets	2,067,714	12,521,035	4,050,226
Liabilities:
Payable due to Investment Adviser	1,780	6,546	1,882
Options Written at Value (Premiums received $–, ($288,606) and ($54,880), respectively)	—	29,660	4,310
Total Liabilities	1,780	36,206	6,192
Net Assets	$2,065,934	$12,484,829	$4,044,034
Net Assets Consist of:
Paid-in Capital	$2,690,605	$14,479,977	$4,523,970
Total Distributable Loss	(624,671)	(1,995,148)	(479,936)
Net Assets	$2,065,934	$12,484,829	$4,044,034
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	100,000	600,000	180,000
Net Asset Value, Offering and Redemption Price Per Share	$20.66	$20.81	$22.47

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2022 (Unaudited)

	Global X Social Media ETF	Global X Lithium & Battery Tech ETF	Global X Disruptive Materials ETF(1)	Global X E-commerce ETF
Investment Income:
Dividend Income	$1,378,983	$17,080,363	$55,241	$717,110
Interest Income	22	461	—	—
Security Lending Income	12,180	7,112,670	—	8,613
Less: Foreign Taxes Withheld	(13,967)	(3,469,894)	(5,629)	(2,851)
Total Investment Income	1,377,218	20,723,600	49,612	722,872
Supervision and Administration Fees(2)	971,935	19,238,936	6,028	381,355
Tax Expense	—	70,214	—	—
Custodian Fees(3)	44	11,078	48	96
Total Expenses	971,979	19,320,228	6,076	381,451
Net Investment Income	405,239	1,403,372	43,536	341,421
Net Realized Gain (Loss) on:
Investments(4)	(30,139,731)	26,829,959	39,174	(6,960,092)
Foreign Currency Transactions	(21,379)	(606,923)	(235)	(3,144)
Net Realized Gain (Loss) on Investments, Foreign Currency Transactions	(30,161,110)	26,223,036	38,939	(6,963,236)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(111,107,945)	(1,641,459,307)	(597,278)	(59,207,784)
Foreign Currency Translations	(2,151)	228,857	(320)	—
Net Change in Unrealized Depreciation on Investments, Foreign Currency Translations	(111,110,096)	(1,641,230,450)	(597,598)	(59,207,784)
Net Realized and Unrealized Loss on Investments, Foreign Currency Translations	(141,271,206)	(1,615,007,414)	(558,659)	(66,171,020)
Net Decrease in Net Assets Resulting from Operations	$(140,865,967)	$(1,613,604,042)	$(515,123)	$(65,829,599)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2022 (Unaudited)

	Global X Emerging Markets Internet & E-commerce ETF	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® EAFE ETF
Investment Income:
Dividend Income	$16,244	$25,533,890	$14,800,814	$356,584
Interest Income	—	—	59	—
Security Lending Income	—	639,504	28,977	—
Less: Foreign Taxes Withheld	(512)	(892,789)	—	(33,974)
Total Investment Income	15,732	25,280,605	14,829,850	322,610
Supervision and Administration Fees(1)	11,291	2,581,592	1,556,562	33,973
Custodian Fees(2)	26	38,971	2,336	480
Total Expenses	11,317	2,620,563	1,558,898	34,453
Net Investment Income	4,415	22,660,042	13,270,952	288,157
Net Realized Gain (Loss) on:
Investments(3)	(834,225)	(35,628,359)	55,177,268	192,663
Foreign Currency Transactions	(7)	(636,981)	—	568
Net Realized Gain (Loss) on Investments, Foreign Currency Transactions	(834,232)	(36,265,340)	55,177,268	193,231
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(924,511)	(119,931,605)	(45,652,620)	(605,580)
Foreign Currency Translations	21	(71,939)	—	(6,567)
Net Change in Unrealized Depreciation on Investments, Foreign Currency Translations	(924,490)	(120,003,544)	(45,652,620)	(612,147)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Translations	(1,758,722)	(156,268,884)	9,524,648	(418,916)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,754,307)	$(133,608,842)	$22,795,600	$(130,759)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2022 (Unaudited)

	Global X MSCI SuperDividend® Emerging Markets ETF	Global X SuperDividend® REIT ETF	Global X NASDAQ 100® Covered Call ETF	Global X S&P 500® Covered Call ETF
Investment Income:
Dividend Income	$2,229,140	$9,455,596	$22,286,356	$7,275,984
Interest Income	55	1	—	438
Security Lending Income	—	14,501	—	—
Less: Foreign Taxes Withheld	(232,693)	(493,401)	(32,801)	—
Total Investment Income	1,996,502	8,976,697	22,253,555	7,276,422
Supervision and Administration Fees(1)	238,561	1,183,209	18,372,707	3,069,305
Custodian Fees(2)	2,051	7,668	27,243	4,133
Total Expenses	240,612	1,190,877	18,399,950	3,073,438
Net Investment Income	1,755,890	7,785,820	3,853,605	4,202,984
Net Realized Gain (Loss) on:
Investments(3)	(7,880,796)	12,103,281	10,166,163	410,980
Purchased Options	—	—	101,182,222	61,928,663
Written Options	—	—	309,965,446	—
Foreign Currency Transactions	(78,400)	(60,671)	—	—
Net Realized Gain (Loss) on Investments, Purchased Options. Written Options, Foreign Currency Transactions	(7,959,196)	12,042,610	421,313,831	62,339,643
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(2,457,887)	(55,232,674)	(1,386,468,831)	(149,644,640)
Written Options	—	—	359,165,097	42,633,248
Foreign Capital Gains Tax on Appreciated Securities	44,684	—	—	—
Foreign Currency Translations	8,025	(35,226)	—	—
Net Change in Unrealized Depreciation on Investments, Written Options, Foreign Currency Translations	(2,405,178)	(55,267,900)	(1,027,303,734)	(107,011,392)
Net Realized and Unrealized Loss on Investments, Written Options, Foreign Currency Translations, Purchased Options	(10,364,374)	(43,225,290)	(605,989,903)	(44,671,749)
Net Decrease in Net Assets Resulting from Operations	$(8,608,484)	$(35,439,470)	$(602,136,298)	$(40,468,765)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2022 (Unaudited)

	Global X Russell 2000 Covered Call ETF	Global X Dow 30® Covered Call ETF(1)	Global X Nasdaq 100® Covered Call & Growth ETF	Global X S&P 500® Covered Call & Growth ETF
Investment Income:
Dividend Income	$5,820,697	$13,943	$195,004	$274,476
Interest Income	473	—	—	—
Less: Foreign Taxes Withheld	(86)	—	(353)	—
Total Investment Income	5,821,084	13,943	194,651	274,476
Supervision and Administration Fees(2)	2,764,511	6,283	164,116	113,770
Custodian Fees(3)	24,304	16	624	539
Total Expenses	2,788,815	6,299	164,740	114,309
Waiver of Supervision and Administration Fees	(460,746)	–	–	–
Net Expenses	2,328,069	6,299	164,740	114,309
Net Investment Income	3,493,015	7,644	29,911	160,167
Net Realized Gain (Loss) on:
Investments(4)	(127,603,244)	(1,071)	2,275,576	1,187,945
Purchased Options	114,277,083	112,576	836,539	555,270
Written Options	—	—	1,035,116	382,385
Net Realized Gain (Loss) on Investments, Purchased Options, Written Options	(13,326,161)	111,505	4,147,231	2,125,600
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(90,082,055)	(396,092)	(14,999,612)	(5,098,551)
Written Options	30,101,380	110,013	1,561,865	697,815
Net Change in Unrealized Depreciation on Investments, Written Options	(59,980,675)	(286,079)	(13,437,747)	(4,400,736)
Net Realized and Unrealized Loss on Investments, Purchased Options, Written Options	(73,306,836)	(174,574)	(9,290,516)	(2,275,136)
Net Decrease in Net Assets Resulting from Operations	$(69,813,821)	$(166,930)	$(9,260,605)	$(2,114,969)

(1)	The Fund commenced operations on February 23, 2022.
(2)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(3)	See Note 2 in the Notes to Financial Statements.
(4)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2022 (Unaudited)

	Global X SuperIncome™ Preferred ETF	Global X Renewable Energy Producers ETF	Global X S&P 500® Catholic Values ETF	Global X S&P Catholic Values Developed ex-U.S. ETF
Investment Income:
Dividend Income	$6,494,606	$1,229,511	$4,277,452	$77,784
Interest Income	20	3	30	2
Security Lending Income	72,909	20,843	—	—
Less: Foreign Taxes Withheld	(1,478)	(98,225)	—	(6,882)
Total Investment Income	6,566,057	1,152,132	4,277,482	70,904
Supervision and Administration Fees(1)	637,425	427,324	898,847	8,457
Custodian Fees(2)	1,128	537	162	29
Total Expenses	638,553	427,861	899,009	8,486
Net Investment Income	5,927,504	724,271	3,378,473	62,418
Net Realized Gain (Loss) on:
Investments(3)	(2,465,794)	2,393,432	3,988,561	(42,392)
Foreign Currency Transactions	—	(71,145)	—	(353)
Net Realized Gain (Loss) on Investments, Foreign Currency Transactions	(2,465,794)	2,322,287	3,988,561	(42,745)
Net Change in Unrealized Depreciation on:
Investments	(20,345,810)	(18,888,024)	(80,383,792)	(884,858)
Foreign Currency Translations	—	(626)	—	(907)
Net Change in Unrealized Depreciation on Investments, Foreign Currency Translations	(20,345,810)	(18,888,650)	(80,383,792)	(885,765)
Net Realized and Unrealized Loss on Investments, Foreign Currency Translations	(22,811,604)	(16,566,363)	(76,395,231)	(928,510)
Net Decrease in Net Assets Resulting from Operations	$(16,884,100)	$(15,842,092)	$(73,016,758)	$(866,092)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2022 (Unaudited)

	Global X Guru® Index ETF	Global X S&P 500® Tail Risk ETF	Global X S&P 500® Risk Managed Income ETF	Global X S&P 500® Collar 95-110 ETF
Investment Income:
Dividend Income	$230,342	$24,257	$114,765	$25,255
Interest Income	5	—	—	—
Security Lending Income	18,361	—	—	—
Total Investment Income	248,708	24,257	114,765	25,255
Supervision and Administration Fees(1)	242,430	10,310	48,305	10,760
Custodian Fees(2)	113	—	343	172
Total Expenses	242,543	10,310	48,648	10,932
Net Investment Income	6,165	13,947	66,117	14,323
Net Realized Gain (Loss) on:
Investments(3)	(2,998,612)	2,424	(74,777)	(823)
Purchased Options	—	(100,813)	1,190,966	8,741
Written Options	—	—	(899,763)	(148,724)
Net Realized Gain (Loss) on Investments, Purchased Options, Written Options	(2,998,612)	(98,389)	216,426	(140,806)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(16,470,608)	(350,299)	(2,309,779)	(378,348)
Purchased Options	—	59,579	586,518	114,856
Written Options	—	—	545,165	16,069
Net Change in Unrealized Depreciation on Investments, Purchased Options, Written Options	(16,470,608)	(290,720)	(1,178,096)	(247,423)
Net Realized and Unrealized Loss on Investments, Purchased Options, Written Options	(19,469,220)	(389,109)	(961,670)	(388,229)
Net Decrease in Net Assets Resulting from Operations	$(19,463,055)	$(375,162)	$(895,553)	$(373,906)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Operations
For the period ended April 30, 2022 (Unaudited)

	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Risk Managed Income ETF	Global X NASDAQ 100® Collar 95-110 ETF
Investment Income:
Dividend Income	$13,596	$41,740	$12,296
Less: Foreign Taxes Withheld	(20)	(61)	(19)
Total Investment Income	13,576	41,679	12,277
Supervision and Administration Fees(1)	11,084	35,959	10,705
Custodian Fees(2)	2	332	174
Total Expenses	11,086	36,291	10,879
Net Investment Income	2,490	5,388	1,398
Net Realized Gain (Loss) on:
Investments(3)	(36,140)	(84,180)	(13,564)
Purchased Options	(121,136)	1,237,961	41,514
Written Options	—	(592,293)	52,131
Net Realized Gain (Loss) on Investments, Purchased Options, Written Options	(157,276)	561,488	80,081
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(549,267)	(2,990,836)	(784,495)
Purchased Options	79,810	518,662	174,010
Written Options	—	409,465	49,273
Net Change in Unrealized Depreciation on Investments, Purchased Options, Written Options	(469,457)	(2,062,709)	(561,212)
Net Realized and Unrealized Loss on Investments, Purchased Options, Written Options	(626,733)	(1,501,221)	(481,131)
Net Decrease in Net Assets Resulting from Operations	$(624,243)	$(1,495,833)	$(479,733)

(1)
The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	See Note 2 in the Notes to Financial Statements.
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Social Media ETF		Global X Lithium & Battery Tech ETF
	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$405,239	$(1,911,606)	$1,403,372	$5,390,819
Net Realized Gain (Loss) on Investments, Foreign Currency Transactions (1)	(30,161,110)	103,952,942	26,223,036	274,489,561
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Translations	(111,110,096)	(71,438,661)	(1,641,230,450)	1,628,377,103
Net Increase (Decrease) in Net Assets Resulting from Operations	(140,865,967)	30,602,675	(1,613,604,042)	1,908,257,483
Distributions	—	—	(9,713,290)	(4,617,167)
Capital Share Transactions:
Issued	11,454	312,935,286	801,093,773	3,085,540,584
Redeemed	(43,946,626)	(167,644,538)	(295,710,604)	(482,676,020)
Increase (Decrease) in Net Assets from Capital Share Transactions	(43,935,172)	145,290,748	505,383,169	2,602,864,564
Total Increase (Decrease) in Net Assets	(184,801,139)	175,893,423	(1,117,934,163)	4,506,504,880
Net Assets:
Beginning of Year/Period	401,892,780	225,999,357	5,375,398,735	868,893,855
End of Year/Period	$217,091,641	$401,892,780	$4,257,464,572	$5,375,398,735
Share Transactions:
Issued	—	4,480,000	8,890,000	45,050,000
Redeemed	(900,000)	(2,270,000)	(3,840,000)	(6,300,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(900,000)	2,210,000	5,050,000	38,750,000
(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Disruptive Materials ETF	Global X E-commerce ETF
	Period Ended April 30, 2022(1) (Unaudited)	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$43,536	$341,421	$(220,637)
Net Realized Gain (Loss) on Investments, Foreign Currency Transactions (2)	38,939	(6,963,236)	20,994,579
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Translations	(597,598)	(59,207,784)	(15,365,762)
Net Increase (Decrease) in Net Assets Resulting from Operations	(515,123)	(65,829,599)	5,408,180
Distributions	—	(964,485)	(1,105,636)
Capital Share Transactions:
Issued	6,008,246	21,458,528	157,633,184
Redeemed	(516,350)	(70,625,015)	(55,267,404)
Increase (Decrease) in Net Assets from Capital Share Transactions	5,491,896	(49,166,487)	102,365,780
Total Increase (Decrease) in Net Assets	4,976,773	(115,960,571)	106,668,324
Net Assets:
Beginning of Year/Period	—	197,751,192	91,082,868
End of Year/Period	$4,976,773	$81,790,621	$197,751,192
Share Transactions:
Issued	240,000	1,000,000	4,640,000
Redeemed	(20,000)	(3,150,000)	(1,700,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	220,000	(2,150,000)	2,940,000

(1)	The Fund commenced operations on January 24, 2022.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Emerging Markets Internet & E-commerce ETF		Global X SuperDividend® ETF
	Period Ended April 30, 2022 (Unaudited)	Period Ended October 31, 2021(1)	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income (Loss)	$4,415	$(27,611)	$22,660,042	$61,535,540
Net Realized Gain (Loss) on Investments, Foreign Currency Transactions (2)	(834,232)	(323,485)	(36,265,340)	73,981,878
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Translations	(924,490)	(1,462,197)	(120,003,544)	61,523,433
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,754,307)	(1,813,293)	(133,608,842)	197,040,851
Distributions	—	—	(46,324,672)	(65,648,210)
Capital Share Transactions:
Issued	121	7,267,793	87,627,401	177,439,475
Redeemed	(173,889)	(899,296)	(16,869,078)	(5,271,538)
Increase (Decrease) in Net Assets from Capital Share Transactions	(173,768)	6,368,497	70,758,323	172,167,937
Total Increase (Decrease) in Net Assets	(1,928,075)	4,555,204	(109,175,191)	303,560,578
Net Assets:
Beginning of Year/Period	4,555,204	—	930,431,472	626,870,894
End of Year/Period	$2,627,129	$4,555,204	$821,256,281	$930,431,472
Share Transactions:
Issued	—	450,000	7,090,000	12,830,000
Redeemed	(20,000)	(70,000)	(1,550,000)	(400,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(20,000)	380,000	5,540,000	12,430,000

(1)	The Fund commenced operations on November 9, 2020.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperDividend® U.S. ETF		Global X MSCI SuperDividend® EAFE ETF
	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$13,270,952	$21,001,659	$288,157	$600,163
Net Realized Gain on Investments, Foreign Currency Transactions (1)	55,177,268	53,431,904	193,231	1,264,371
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Translations	(45,652,620)	114,820,912	(612,147)	1,338,122
Net Increase (Decrease) in Net Assets Resulting from Operations	22,795,600	189,254,475	(130,759)	3,202,656
Distributions	(19,420,243)	(31,364,614)	(388,520)	(542,165)
Return of Capital	—	(3,660,741)	—	—
Capital Share Transactions:
Issued	61,711,706	143,549,897	—	4,890,027
Redeemed	(39,716,342)	(40,154,269)	(2,344,405)	(928,933)
Increase (Decrease) in Net Assets from Capital Share Transactions	21,995,364	103,395,628	(2,344,405)	3,961,094
Total Increase (Decrease) in Net Assets	25,370,721	257,624,748	(2,863,684)	6,621,585
Net Assets:
Beginning of Year/Period	669,734,316	412,109,568	14,057,701	7,436,116
End of Year/Period	$695,105,037	$669,734,316	$11,194,017	$14,057,701
Share Transactions:
Issued	2,970,000	7,860,000	—	310,000
Redeemed	(1,930,000)	(2,090,000)	(150,000)	(60,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,040,000	5,770,000	(150,000)	250,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X MSCI SuperDividend® Emerging Markets ETF		Global X SuperDividend® REIT ETF
	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$1,755,890	$3,890,630	$7,785,820	$17,999,548
Net Realized Gain (Loss) on Investments, Foreign Currency Transactions (1)	(7,959,196)	1,547,026	12,042,610	(7,237,478)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Translations	(2,405,178)	(1,736,940)	(55,267,900)	115,855,547
Net Increase (Decrease) in Net Assets Resulting from Operations	(8,608,484)	3,700,716	(35,439,470)	126,617,617
Distributions	(3,757,565)	(2,831,439)	(13,495,500)	(19,492,525)
Return of Capital	—	—	—	(9,729,725)
Capital Share Transactions:
Issued	22,800,744	41,819,662	1,674	112,985,429
Redeemed	—	—	(53,482,136)	(54,071,703)
Increase (Decrease) in Net Assets from Capital Share Transactions	22,800,744	41,819,662	(53,480,462)	58,913,726
Total Increase (Decrease) in Net Assets	10,434,695	42,688,939	(102,415,432)	156,309,093
Net Assets:
Beginning of Year/Period	62,696,164	20,007,225	467,934,268	311,625,175
End of Year/Period	$73,130,859	$62,696,164	$365,518,836	$467,934,268
Share Transactions:
Issued	2,100,000	3,470,000	—	11,980,000
Redeemed	—	—	(5,810,000)	(5,540,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	2,100,000	3,470,000	(5,810,000)	6,440,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X NASDAQ 100® Covered Call ETF		Global X S&P 500® Covered Call ETF
	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$3,853,605	$3,013,239	$4,202,984	$2,258,752
Net Realized Gain (Loss) on Investments, Purchased Options, Written Options (1)	421,313,831	(230,364,474)	62,339,643	(3,328,421)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Written Options	(1,027,303,734)	735,524,124	(107,011,392)	65,289,214
Net Increase (Decrease) in Net Assets Resulting from Operations	(602,136,298)	508,172,889	(40,468,765)	64,219,545
Distributions	(447,342,014)	(320,053,733)	(61,184,621)	(26,627,258)
Capital Share Transactions:
Issued	2,967,755,811	3,548,421,512	969,296,022	535,288,406
Redeemed	(58,681,307)	(25,968,248)	(7,399,942)	(7,017,545)
Increase in Net Assets from Capital Share Transactions	2,909,074,504	3,522,453,264	961,896,080	528,270,861
Total Increase in Net Assets	1,859,596,192	3,710,572,420	860,242,694	565,863,148
Net Assets:
Beginning of Year/Period	5,036,214,747	1,325,642,327	669,854,868	103,991,720
End of Year/Period	$6,895,810,939	$5,036,214,747	$1,530,097,562	$669,854,868
Share Transactions:
Issued	139,670,000	157,690,000	19,720,000	11,000,000
Redeemed	(2,820,000)	(1,160,000)	(150,000)	(150,000)
Net Increase in Shares Outstanding from Share Transactions	136,850,000	156,530,000	19,570,000	10,850,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Russell 2000 Covered Call ETF		Global X Dow 30® Covered Call ETF
	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended April 30, 2022(1) (Unaudited)
Operations:
Net Investment Income	$3,493,015	$931,659	$7,644
Net Realized Gain (Loss) on Investments, Purchased Options (2)	(13,326,161)	5,915,793	111,505
Net Change in Unrealized Appreciation (Depreciation) on Investments, Written Options	(59,980,675)	26,525,513	(286,079)
Net Increase (Decrease) in Net Assets Resulting from Operations	(69,813,821)	33,372,965	(166,930)
Distributions	(59,743,084)	(21,788,088)	(97,564)
Capital Share Transactions:
Issued	856,419,599	521,879,514	11,945,122
Redeemed	—	(493,345)	—
Increase in Net Assets from Capital Share Transactions	856,419,599	521,386,169	11,945,122
Total Increase in Net Assets	726,862,694	532,971,046	11,680,628
Net Assets:
Beginning of Year/Period	554,445,800	21,474,754	—
End of Year/Period	$1,281,308,494	$554,445,800	$11,680,628
Share Transactions:
Issued	35,940,000	20,990,000	480,000
Redeemed	—	(20,000)	—
Net Increase in Shares Outstanding from Share Transactions	35,940,000	20,970,000	480,000

(1)	The Fund commenced operations on February 23, 2022.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Nasdaq 100® Covered Call & Growth ETF		Global X S&P 500® Covered Call & Growth ETF
	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$29,911	$9,199	$160,167	$62,067
Net Realized Gain (Loss) on Investments, Purchased Options, Written Options (1)	4,147,231	(254,466)	2,125,600	553,356
Net Change in Unrealized Appreciation (Depreciation) on Investments, Written Options	(13,437,747)	4,363,334	(4,400,736)	1,561,682
Net Increase (Decrease) in Net Assets Resulting from Operations	(9,260,605)	4,118,067	(2,114,969)	2,177,105
Distributions	(4,192,837)	(919,727)	(2,206,160)	(376,497)
Capital Share Transactions:
Issued	42,351,692	37,707,138	12,237,486	33,611,221
Redeemed	(13,425,312)	(2,801,664)	(7,604,699)	(4,097,596)
Increase in Net Assets from Capital Share Transactions	28,926,380	34,905,474	4,632,787	29,513,625
Total Increase in Net Assets	15,472,938	38,103,814	311,658	31,314,233
Net Assets:
Beginning of Year/Period	44,671,370	6,567,556	35,018,124	3,703,891
End of Year/Period	$60,144,308	$44,671,370	$35,329,782	$35,018,124
Share Transactions:
Issued	1,370,000	1,200,000	400,000	1,100,000
Redeemed	(440,000)	(100,000)	(250,000)	(150,000)
Net Increase in Shares Outstanding from Share Transactions	930,000	1,100,000	150,000	950,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X SuperIncome™ Preferred ETF		Global X Renewable Energy Producers ETF
	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$5,927,504	$10,851,739	$724,271	$1,617,480
Net Realized Gain (Loss) on Investments, Foreign Currency Transactions (1)	(2,465,794)	7,442,457	2,322,287	7,157,351
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Translations	(20,345,810)	7,403,025	(18,888,650)	(677,351)
Net Increase (Decrease) in Net Assets Resulting from Operations	(16,884,100)	25,697,221	(15,842,092)	8,097,480
Distributions	(6,619,540)	(12,037,890)	(594,522)	(1,854,987)
Capital Share Transactions:
Issued	5,986,562	44,774,820	25,035,260	127,915,612
Redeemed	(12,333,243)	(7,496,771)	(35,926,360)	(53,373,821)
Increase (Decrease) in Net Assets from Capital Share Transactions	(6,346,681)	37,278,049	(10,891,100)	74,541,791
Total Increase (Decrease) in Net Assets	(29,850,321)	50,937,380	(27,327,714)	80,784,284
Net Assets:
Beginning of Year/Period	234,952,724	184,015,344	146,976,294	66,192,010
End of Year/Period	$205,102,403	$234,952,724	$119,648,580	$146,976,294
Share Transactions:
Issued	520,000	3,760,000	1,640,000	7,360,000
Redeemed	(1,090,000)	(630,000)	(2,390,000)	(3,070,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(570,000)	3,130,000	(750,000)	4,290,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Catholic Values ETF		Global X S&P Catholic Values Developed ex-U.S. ETF
	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021
Operations:
Net Investment Income	$3,378,473	$5,643,588	$62,418	$71,854
Net Realized Gain (Loss) on Investments, Foreign Currency Transactions (1)	3,988,561	39,989,880	(42,745)	59,259
Net Change in Unrealized Appreciation (Depreciation) on Investments, Foreign Currency Translations	(80,383,792)	128,170,186	(885,765)	723,798
Net Increase (Decrease) in Net Assets Resulting from Operations	(73,016,758)	173,803,654	(866,092)	854,911
Distributions	(4,252,512)	(5,511,704)	(115,453)	(59,322)
Capital Share Transactions:
Issued	97,010,085	127,314,441	2,975,220	970,818
Redeemed	(19,980,456)	(80,673,768)	—	—
Increase in Net Assets from Capital Share Transactions	77,029,629	46,640,673	2,975,220	970,818
Total Increase (Decrease) in Net Assets	(239,641)	214,932,623	1,993,675	1,766,407
Net Assets:
Beginning of Year/Period	593,985,352	379,052,729	4,264,016	2,497,609
End of Year/Period	$593,745,711	$593,985,352	$6,257,691	$4,264,016
Share Transactions:
Issued	1,730,000	2,520,000	100,000	30,000
Redeemed	(370,000)	(1,540,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	1,360,000	980,000	100,000	30,000

(1)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X Guru® Index ETF		Global X S&P 500® Tail Risk ETF
	Period Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended April 30, 2022 (Unaudited)	Period Ended October 31, 2021(1)
Operations:
Net Investment Income	$6,165	$1,047,788	$13,947	$3,080
Net Realized Gain (Loss) on Investments (2)	(2,998,612)	16,693,239	(98,389)	(2,887)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options	(16,470,608)	3,201,689	(290,720)	77,810
Net Increase (Decrease) in Net Assets Resulting from Operations	(19,463,055)	20,942,716	(375,162)	78,003
Distributions	(62,821)	(1,352,859)	(83,778)	—
Capital Share Transactions:
Issued	2,097,530	22,506,630	—	3,526,120
Redeemed	(4,704,810)	(22,201,951)	—	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(2,607,280)	304,679	—	3,526,120
Total Increase (Decrease) in Net Assets	(22,133,156)	19,894,536	(458,940)	3,604,123
Net Assets:
Beginning of Year/Period	75,856,035	55,961,499	3,604,123	—
End of Year/Period	$53,722,879	$75,856,035	$3,145,183	$3,604,123
Share Transactions:
Issued	50,000	480,000	—	130,000
Redeemed	(110,000)	(470,000)	—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(60,000)	10,000	—	130,000

(1)	The Fund commenced operations on August 25, 2021.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X S&P 500® Risk Managed Income ETF		Global X S&P 500® Collar 95-110 ETF
	Period Ended April 30, 2022 (Unaudited)	Period Ended October 31, 2021(1)	Period Ended April 30, 2022 (Unaudited)	Period Ended October 31, 2021(1)
Operations:
Net Investment Income	$66,117	$3,407	$14,323	$2,996
Net Realized Gain (Loss) on Investments, Purchased Options, Written Options (2)	216,426	34,336	(140,806)	(115)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options, Written Options	(1,178,096)	50,360	(247,423)	48,394
Net Increase (Decrease) in Net Assets Resulting from Operations	(895,553)	88,103	(373,906)	51,275
Distributions	(904,174)	(51,640)	(56,494)	—
Capital Share Transactions:
Issued	18,292,970	5,865,129	1,041,734	3,257,141
Increase in Net Assets from Capital Share Transactions	18,292,970	5,865,129	1,041,734	3,257,141
Total Increase in Net Assets	16,493,243	5,901,592	611,334	3,308,416
Net Assets:
Beginning of Year/Period	5,901,592	—	3,308,416	—
End of Year/Period	$22,394,835	$5,901,592	$3,919,750	$3,308,416
Share Transactions:
Issued	700,000	220,000	40,000	120,000
Net Increase in Shares Outstanding from Share Transactions	700,000	220,000	40,000	120,000

(1)	The Fund commenced operations on August 25, 2021.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X NASDAQ 100® Tail Risk ETF		Global X NASDAQ 100® Risk Managed Income ETF
	Period Ended April 30, 2022 (Unaudited)	Period Ended October 31, 2021(1)	Period Ended April 30, 2022 (Unaudited)	Period Ended October 31, 2021(1)
Operations:
Net Investment Income (Loss)	$2,490	$(625)	$5,388	$(941)
Net Realized Gain (Loss) on Investments, Purchased Options, Written Options (2)	(157,276)	(1,786)	561,488	897
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options, Written Options	(469,457)	65,741	(2,062,709)	(6,346)
Net Increase (Decrease) in Net Assets Resulting from Operations	(624,243)	63,330	(1,495,833)	(6,390)
Distributions	(63,758)	—	(492,925)	—
Return of Capital	—	—	—	(52,273)
Capital Share Transactions:
Issued	1,394,297	3,262,936	12,717,491	4,400,103
Redeemed	(1,966,628)	—	(2,585,344)	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(572,331)	3,262,936	10,132,147	4,400,103
Total Increase (Decrease) in Net Assets	(1,260,332)	3,326,266	8,143,389	4,341,440
Net Assets:
Beginning of Year/Period	3,326,266	—	4,341,440	—
End of Year/Period	$2,065,934	$3,326,266	$12,484,829	$4,341,440
Share Transactions:
Issued	60,000	130,000	540,000	180,000
Redeemed	(90,000)	—	(120,000)	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(30,000)	130,000	420,000	180,000

(1)	The Fund commenced operations on August 25, 2021.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	Global X NASDAQ 100® Collar 95-110 ETF
	Period Ended April 30, 2022 (Unaudited)	Period Ended October 31, 2021(1)
Operations:
Net Investment Income (Loss)	$1,398	$(560)
Net Realized Gain on Investments, Purchased Options, Written Options(2)	80,081	14,840
Net Change in Unrealized Appreciation (Depreciation) on Investments, Purchased Options, Written Options	(561,212)	39,901
Net Increase (Decrease) in Net Assets Resulting from Operations	(479,733)	54,181
Distributions	(54,384)	—
Capital Share Transactions:
Issued	1,741,890	2,782,080
Increase in Net Assets from Capital Share Transactions	1,741,890	2,782,080
Total Increase in Net Assets	1,207,773	2,836,261
Net Assets:
Beginning of Year/Period	2,836,261	—
End of Year/Period	$4,044,034	$2,836,261
Share Transactions:
Issued	70,000	110,000
Net Increase in Shares Outstanding from Share Transactions	70,000	110,000

(1)	The Fund commenced operations on August 25, 2021.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

This Page is Intentionally Blank

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Social Media ETF
2022 (Unaudited)	61.26	0.07	(22.97)	(22.90)	—	—
2021	51.95	(0.31)	9.62	9.31	—	—
2020	31.92	(0.11)	20.14	20.03	—	—
2019	29.10	(0.10)	2.92	2.82	—	—
2018	32.67	(0.06)	(3.02)	(3.08)	(0.49)	—
2017	23.53	0.10	9.08	9.18	(0.04)	—
Global X Lithium & Battery Tech ETF
2022 (Unaudited)	91.07	0.02	(24.49)	(24.47)	(0.15)	—
2021	42.86	0.12	48.21	48.33	(0.12)	—
2020	25.04	0.40	17.86	18.26	(0.44)	—
2019	30.32	0.48	(4.86)	(4.38)	(0.90)	—
2018	39.14	0.33	(7.89)	(7.56)	(1.26)	—
2017	24.02	0.33	15.31	15.64	(0.52)	—
Global X Disruptive Materials ETF
2022(1) (Unaudited)	23.75	0.28	(1.41)	(1.13)	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)	Portfolio Turnover (%)††

—	—	38.36	(37.38)	217,092	0.65	†	0.27 †	7.77
—	—	61.26	17.94	401,893	0.65		(0.48)	30.89
—	—	51.95	62.75	225,999	0.65		(0.28)	19.23
—	—	31.92	9.69	121,289	0.65		(0.33)	16.92
—	(0.49)	29.10	(9.61)	129,496	0.65		(0.16)	21.36
—	(0.04)	32.67	39.09	164,998	0.65		0.35	41.40

—	(0.15)	66.45	(26.91)	4,257,465	0.75	†	0.05 †	4.08
—	(0.12)	91.07	112.89	5,375,399	0.75		0.17	39.09
—	(0.44)	42.86	73.82	868,894	0.75		1.30	65.14
—	(0.90)	25.04	(14.61)	455,124	0.75		1.75	35.28
—	(1.26)	30.32	(20.01)	739,153	0.75		0.96	16.48
—	(0.52)	39.14	66.46	950,071	0.75		1.02	68.13

—	—	22.62	(4.76)	4,977	0.59	†	4.26 †	7.68

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on January 24, 2022.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X E-commerce ETF
2022 (Unaudited)	31.19	0.06	(11.57)	(11.51)	(0.06)	(0.10)
2021	26.79	(0.04)	4.70	4.66	(0.13)	(0.13)
2020	17.58	0.19	9.05	9.24	(0.03)	—
2019(1)	15.00	(0.05)	2.63	2.58	—	—
Global X Emerging Markets Internet & E-commerce ETF
2022 (Unaudited)	11.99	0.01	(4.70)	(4.69)	—	—
2021(2)	14.79	(0.07)	(2.73)	(2.80)	—	—
Global X SuperDividend® ETF
2022 (Unaudited)	13.01	0.30	(2.03)	(1.73)	(0.62)	—
2021	10.61	0.94	2.46	3.40	(1.00)	—
2020	17.25	0.86	(6.34)	(5.48)	(1.04)	—
2019	19.06	1.24	(1.47)	(0.23)	(1.38)	—
2018	21.51	1.35	(2.26)	(0.91)	(1.43)	—
2017	20.43	1.08	1.45	2.53	(1.22)	—
Global X SuperDividend® U.S. ETF
2022 (Unaudited)	20.13	0.39	0.32	0.71	(0.58)	—
2021	14.99	0.65	5.59	6.24	(0.99)	—
2020	23.34	0.62	(7.45)	(6.83)	(1.14)	—
2019	24.53	1.12	(0.56)	0.56	(1.49)	—
2018	25.18	1.07	(0.17)	0.90	(1.35)	—
2017	24.00	0.79	1.94	2.73	(0.96)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.16)	19.52	(37.06)	81,791	0.50	†	0.45	†	12.14
—	(0.26)	31.19	17.39	197,751	0.50		(0.11)		14.64
—	(0.03)	26.79	52.67	91,083	0.50		0.75		42.01
—	—	17.58	17.20	3,517	0.68	†	(0.32	)†	23.50

—	—	7.30	(39.12)	2,627	0.65	†	0.25	†	11.45
—	—	11.99	(18.93)	4,555	0.65	†	(0.49	)†	23.61

—	(0.62)	10.66	(13.72)	821,256	0.58	†	5.09	†	56.14
—	(1.00)	13.01	32.21	930,431	0.58		6.98		82.37
(0.12)	(1.16)	10.61	(32.80)	626,871	0.59		6.62		124.55
(0.20)	(1.58)	17.25	(1.02)	932,111	0.59		7.03		56.85
(0.11)	(1.54)	19.06	(4.65)	912,968	0.59		6.48		59.48
(0.23)	(1.45)	21.51	12.69	992,893	0.58		5.07		67.38

—	(0.58)	20.26	3.50	695,105	0.45	†	3.84	†	33.15
(0.11)	(1.10)	20.13	42.53	669,734	0.45		3.41		60.53
(0.38)	(1.52)	14.99	(30.12)	412,110	0.45		3.50		93.44
(0.26)	(1.75)	23.34	2.61	544,884	0.46		4.83		60.00
(0.20)	(1.55)	24.53	3.66	413,311	0.46		4.31		33.25
(0.59)	(1.55)	25.18	11.64	425,579	0.45		3.15		53.01
*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on November 27, 2018.
(2)	The Fund commenced operations on November 9, 2020.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X MSCI SuperDividend® EAFE ETF
2022 (Unaudited)	15.62	0.36	(0.58)	(0.22)	(0.47)	—
2021	11.44	0.79	4.10	4.89	(0.71)	—
2020	16.11	0.56	(4.53)	(3.97)	(0.55)	—
2019	15.96	0.82	0.36	1.18	(1.03)	—
2018	18.13	1.12	(2.04)	(0.92)	(1.10)	(0.15)
2017(1)	14.87	0.81	3.04	3.85	(0.59)	—
Global X MSCI SuperDividend® Emerging Markets ETF
2022 (Unaudited)	11.26	0.25	(1.42)	(1.17)	(0.56)	—
2021	9.53	1.02	1.45	2.47	(0.74)	—
2020	12.95	0.55	(3.17)	(2.62)	(0.66)	—
2019	12.91	0.87	0.05	0.92	(0.88)	—
2018	15.94	0.90	(3.02)	(2.12)	(0.91)	—
2017	14.96	0.83	0.91	1.74	(0.76)	—
Global X SuperDividend® REIT ETF
2022 (Unaudited)	9.82	0.17	(0.95)	(0.78)	(0.30)	—
2021	7.56	0.38	2.50	2.88	(0.41)	—
2020	15.33	0.56	(7.41)	(6.85)	(0.86)	—
2019	14.62	0.99	0.91	1.90	(1.19)	—
2018	15.29	0.92	(0.28)	0.64	(1.31)	—
2017	14.60	0.86	0.96	1.82	(1.13)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.47)	14.93	(1.50)	11,194	0.55	†	4.67	†	11.24
—	(0.71)	15.62	43.05	14,058	0.55		5.12		88.53
(0.15)	(0.70)	11.44	(25.24)	7,436	0.56		4.07		59.28
—	(1.03)	16.11	7.81	18,527	0.56		5.23		29.81
—	(1.25)	15.96	(5.59)	4,788	0.56		6.36		52.96
—	(0.59)	18.13	26.19	1,813	0.56	†	4.97	†	45.40

—	(0.56)	9.53	(10.89)	73,131	0.66	†	4.78	†	26.05
—	(0.74)	11.26	25.83	62,696	0.72		8.59		102.27
(0.14)	(0.80)	9.53	(21.01)	20,007	0.67		5.04		93.04
—	(0.88)	12.95	7.14	17,489	0.66		6.51		66.65
—	(0.91)	12.91	(14.10)	12,260	0.67		5.89		79.52
—	(0.76)	15.94	11.95	12,748	0.66		5.25		122.32

—	(0.30)	8.74	(8.07)	365,519	0.58	†	3.82	†	70.16
(0.21)	(0.62)	9.82	38.84	467,934	0.58		3.99		59.44
(0.06)	(0.92)	7.56	(45.94)	311,625	0.58		5.74		106.23
—	(1.19)	15.33	13.68	364,790	0.59		6.71		34.16
—	(1.31)	14.62	4.30	118,408	0.59		6.15		41.61
—	(1.13)	15.29	13.00	51,986	0.58		5.74		54.96

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on November 14, 2016.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X NASDAQ 100® Covered Call ETF(1)
2022 (Unaudited)	22.82	0.01	(2.31)	(2.30)	(0.74)	(0.50)
2021	20.65	0.02	4.73	4.75	(2.58)	—
2020	23.10	0.06	(0.06)	—	(0.06)	—
2019	23.45	0.06	1.95	2.01	(1.83)	—
2018	24.30	0.07	1.71	1.78	(0.87)	(0.11)
2017	22.06	0.12	3.93	4.05	(1.81)	—
Global X S&P 500® Covered Call ETF(1)
2022 (Unaudited)	50.37	0.20	(1.24)	(1.04)	(2.67)	(0.11)
2021	42.45	0.39	12.14	12.53	(4.61)	—
2020	49.39	0.56	(4.17)	(3.61)	(0.58)	—
2019	48.56	0.56	3.30	3.86	(2.27)	(0.39)
2018	50.10	0.62	1.88	2.50	(0.22)	(1.22)
2017(5)	47.62	0.34	2.67	3.01	(0.53)	—
2017(6)	43.11	0.66	5.39	6.05	(1.54)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	(1.24)	19.28	(9.18)	6,895,811	0.60	†	0.13	†	14.27
—	(2.58)	22.82	23.89	5,036,215	0.60		0.11		19.99
(2.39)	(2.45)	20.65	0.21	1,325,642	0.67	(2)	0.27		27.87
(0.53)	(2.36)	23.10	9.39	768,036	0.85	(2)	0.26		11.82
(1.65)	(2.63)	23.45	7.44	395,202	0.68	(3)	0.30		15.00
—	(1.81)	24.30	19.04	157,980	0.60		0.53		4.00

—	(2.78)	46.55	(2.19)	1,530,098	0.60	†	0.82	†	4.04
—	(4.61)	50.37	30.67	669,855	0.60		0.80		4.84
(2.75)	(3.33)	42.45	(7.42)	103,992	0.71	(4)	1.22		7.29
(0.37)	(3.03)	49.39	8.40	133,353	0.87	(4)	1.16		3.92
(2.60)	(4.04)	48.56	4.97	77,701	0.65		1.22		4.00
—	(0.53)	50.10	6.35	62,628	0.65	†	1.39	†	8.00
—	(1.54)	47.62	14.29	64,413	0.65		1.46		21.00

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)
The financial statements include the financial information of the Predecessor Funds through December 21, 2018 (See Note 1 in Notes to Financial Statements). As a result of the Reorganization, the Fund assumed the performance and accounting history of the Predecessor Fund. Accordingly, performance figures for the Fund for periods prior to the date of the Reorganization represent the performance of the Predecessor Fund.

(2)
Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.60% and 0.60% for the year ended October 31, 2020 and October 31, 2019, respectively. The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.60% and 0.60% for the year ended October 31, 2020 and year ended October 31, 2019.

(3)	Includes excise tax. If this excise expense was not included, the ratio would have been 0.60%.
(4)
Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.64% and 0.65% for the year ended October 31, 2020 and year ended October 31, 2019, respectively The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.64% and 0.65% for the year ended October 31, 2020 and year ended October 31, 2019.

(5)	Effective October 31, 2017, the Predecessor Fund changed its fiscal year end from April 30 to October 31. The information presented is from May 1, 2017 through October 31, 2017.
(6)	For the year or period ended April 30.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X Russell 2000 Covered Call ETF
2022 (Unaudited)	25.18	0.09	(1.67)	(1.58)	(1.18)	(0.31)
2021	20.45	0.13	7.50	7.63	(2.90)	—
2020	25.24	0.12	(2.51)	(2.39)	(0.11)	(0.17)
2019(2)	25.00	0.09	1.37	1.46	(1.22)	—
Global X Dow 30® Covered Call ETF
2022(3) (Unaudited)	24.13	0.03	0.59	0.62	(0.42)	—
Global X Nasdaq 100® Covered Call & Growth ETF
2022 (Unaudited)	33.09	0.02	(4.39)	(4.37)	(0.74)	(1.60)
2021	26.27	0.02	8.56	8.58	(1.76)	—
2020(4)	26.30	—	0.11	0.11	—	—
Global X S&P 500® Covered Call & Growth ETF
2022 (Unaudited)	31.83	0.13	(2.99)	(2.86)	(0.71)	—
2021	24.69	0.22	8.29	8.51	(1.37)	—
2020(4)	25.22	0.02	(0.41)	(0.39)	(0.02)	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	(1.49)	22.11	(6.51)	1,281,308	0.50	†(1)	0.76	†	158.97
—	(2.90)	25.18	38.82	554,446	0.50	(1)	0.53		8.94
(2.12)	(2.40)	20.45	(9.18)	21,475	0.56	(1)	0.68		11.16
—	(1.22)	25.24	5.99	8,833	0.82	†(1)	0.68	†	5.82

—	(0.42)	24.33	2.58	11,681	0.60	†	0.73	†	0.54

—	(2.34)	26.38	(14.18)	60,144	0.60	†	0.11	†	9.83
—	(1.76)	33.09	33.42	44,671	0.60		0.06		11.21
(0.14)	(0.14)	26.27	0.40	6,568	0.60	†	(0.10	)†	1.65

—	(0.71)	28.26	(5.91)	35,330	0.60	†	0.84	†	3.70
—	(1.37)	31.83	35.18	35,018	0.60		0.74		12.17
(0.12)	(0.14)	24.69	(1.60)	3,704	0.60	†	0.75	†	0.75

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)
Excluding broker fees on written options, the ratio of expenses to average net assets would have been 0.60%  for the period ended April 30, 2022 to the year ended October 31, 2019, respectively. The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.79%, 0.60%, 0.68% and 0.97% for the period ended April 30, 2022 to the year ended October 31, 2019, respectively.

(2)	The Fund commenced operations on April 17, 2019.
(3)	The Fund commenced operations on February 23, 2022.
(4)	The Fund commenced operations on September 18, 2020.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X SuperIncome™ Preferred ETF
2022 (Unaudited)	11.94	0.30	(1.17)	(0.87)	(0.34)	—
2021	11.12	0.61	0.89	1.50	(0.68)	—
2020	11.73	0.60	(0.53)	0.07	(0.65)	—
2019	11.49	0.66	0.32	0.98	(0.73)	—
2018	12.44	0.78	(0.88)	(0.10)	(0.85)	—
2017	13.16	0.82	(0.65)	0.17	(0.85)	—
Global X Renewable Energy Producers ETF
2022 (Unaudited)	16.82	0.08	(1.86)	(1.78)	(0.07)	—
2021	14.87	0.23	2.05	2.28	(0.30)	(0.03)
2020	13.79	0.41	1.13	1.54	(0.46)	—
2019	11.52	0.13	2.61	2.74	(0.47)	—
2018	12.53	0.37	(0.80)	(0.43)	(0.50)	—
2017	11.16	0.28	1.59	1.87	(0.50)	—
Global X S&P 500® Catholic Values ETF
2022 (Unaudited)	57.22	0.30	(6.56)	(6.26)	(0.31)	(0.08)
2021	40.32	0.56	16.89	17.45	(0.55)	—
2020	37.23	0.58	3.08	3.66	(0.55)	(0.02)
2019	33.59	0.58	3.92	4.50	(0.81)	(0.05)
2018	31.83	0.58	1.60	2.18	(0.41)	(0.01)
2017	25.74	0.48	5.74	6.22	(0.13)	***

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.34)	10.73	(7.43)	205,102	0.58	†	5.39	†	15.29
—	(0.68)	11.94	13.71	234,953	0.58		5.13		98.47
(0.03)	(0.68)	11.12	0.81	184,015	0.58		5.47		67.65
(0.01)	(0.74)	11.73	8.87	201,092	0.58		5.72		55.98
—	(0.85)	11.49	(0.87)	186,154	0.58		6.48		105.48
(0.04)	(0.89)	12.44	1.31	236,331	0.58		6.39		45.12

—	(0.07)	14.97	(10.54)	119,649	0.65	†	1.10	†	6.56
—	(0.33)	16.82	15.37	146,976	0.65		1.39		55.97
—	(0.46)	14.87	11.39	66,192	0.65		2.89		29.27
—	(0.47)	13.79	24.34	26,205	0.65		1.01		87.06
(0.08)	(0.58)	11.52	(3.50)	15,556	0.65		3.07		33.50
—	(0.50)	12.53	17.30	20,046	0.65		2.37		25.99

—	(0.39)	50.57	(11.04)	593,746	0.29	†	1.09	†	4.50
—	(0.55)	57.22	43.54	593,985	0.29		1.09		8.29
—	(0.57)	40.32	9.89	379,053	0.29		1.51		5.55
—	(0.86)	37.23	13.86	275,511	0.29		1.66		8.54
—	(0.42)	33.59	6.86	147,789	0.29	@	1.72		4.33
—	(0.13)	31.83	24.27	114,581	0.29	@	1.64		6.09

@
The ratio of Expenses to Average Net Assets includes the effect of a waiver. If these offsets were excluded, the ratio would have been 0.32% and 0.39%, for the years ended October 31, 2018 and 2017, respectively.

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

***	Amount rounds to less than $0.005.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X S&P Catholic Values Developed ex-U.S. ETF
2022 (Unaudited)	32.80	0.39	(5.21)	(4.82)	(0.40)	(0.37)
2021	24.98	0.70	7.71	8.41	(0.59)	—
2020(1)	25.05	0.19	(0.26)	(0.07)	—	—
Global X Guru® Index ETF
2022 (Unaudited)	50.24	—	(13.15)	(13.15)	(0.04)	—
2021	37.31	0.69	13.14	13.83	(0.90)	—
2020	34.02	0.33	3.32	3.65	(0.34)	—
2019	30.09	0.12	4.02	4.14	(0.17)	—
2018	28.70	0.11	1.44	1.55	(0.16)	—
2017	23.14	0.14	5.47	5.61	(0.05)	—
Global X S&P 500® Tail Risk ETF
2022 (Unaudited)	27.72	0.11	(2.99)	(2.88)	(0.07)	(0.58)
2021(2)	27.33	0.03	0.36	0.39	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.77)	27.21	(15.03)	6,258	0.35	†	2.58	†	8.99
—	(0.59)	32.80	33.79	4,264	0.35		2.22		17.17
—	—	24.98	(0.28)	2,498	0.35	†	2.02	†	4.04

—	(0.04)	37.05	(26.19)	53,723	0.75	†	0.02	†	59.65
—	(0.90)	50.24	37.43	75,856	0.75		1.47		121.91
(0.02)	(0.36)	37.31	10.84	55,961	0.75		0.96		124.90
(0.04)	(0.21)	34.02	13.90	56,134	0.75		0.38		126.44
—	(0.16)	30.09	5.40	57,180	0.75		0.36		112.64
—	(0.05)	28.70	24.30	55,956	0.75		0.54		94.71

—	(0.65)	24.19	(10.71)	3,145	0.60	†	0.81	†	0.96
—	—	27.72	1.43	3,604	0.60	†	0.58	†	6.21

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on June 22, 2020.
(2)	The Fund commenced operations on August 25, 2021.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X S&P 500® Risk Managed Income ETF
2022 (Unaudited)	26.83	0.10	(1.27)	(1.17)	(1.25)	(0.07)
2021(1)	26.77	0.03	0.39	0.42	(0.36)	—
Global X S&P 500® Collar 95-110 ETF
2022 (Unaudited)	27.57	0.11	(2.71)	(2.60)	(0.07)	(0.40)
2021(1)	27.28	0.03	0.26	0.29	—	—
Global X NASDAQ 100® Tail Risk ETF
2022 (Unaudited)	25.59	0.02	(4.46)	(4.44)	—	(0.49)
2021(1)	25.13	(0.01)	0.47	0.46	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	(1.32)	24.34	(4.49)	22,395	0.60	†	0.82	†	3.67
—	(0.36)	26.83	1.60	5,902	0.60	†	0.57	†	7.08

—	(0.47)	24.50	(9.62)	3,920	0.60	†	0.80	†	1.65
—	—	27.57	1.06	3,308	0.60	†	0.58	†	6.44

—	(0.49)	20.66	(17.72)	2,066	0.60	†	0.13	†	5.37
—	—	25.59	1.83	3,326	0.60	†	(0.12	)†	1.71

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on August 25, 2021.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)
Global X NASDAQ 100® Risk Managed Income ETF
2022 (Unaudited)	24.12	0.01	(2.36)	(2.35)	(0.96)	—
2021(1)	24.60	(0.01)	(0.16)	(0.17)	—	—
Global X NASDAQ 100® Collar 95-110 ETF
2022 (Unaudited)	25.78	0.01	(2.90)	(2.89)	—	(0.42)
2021(1)	25.27	(0.01)	0.52	0.51	—	—

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Return of Capital ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)††

—	(0.96)	20.81	(10.00)	12,485	0.60	†	0.09	†	11.31
(0.31)	(0.31)	24.12	(0.69)	4,341	0.60	†	(0.15	)†	2.16

—	(0.42)	22.47	(11.42)	4,044	0.60	†	0.08	†	7.59
—	—	25.78	2.06	2,836	0.60	†	(0.11	)†	2.11

*	Per share data calculated using average shares method.
**
Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.
(1)	The Fund commenced operations on August 25, 2021.

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements
April 30, 2022 (Unaudited)

1. ORGANIZATION
Global X Funds (the “Trust”) is a Delaware statutory trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2022, the Trust had one hundred and two portfolios, ninety-four of which were operational. The financial statements herein and the related notes pertain to the Global X Social Media ETF, Global X Lithium & Battery Tech ETF, Global X Disruptive Materials ETF, Global X E-commerce ETF, Global X Emerging Markets Internet & E-commerce ETF, Global X SuperDividend® ETF, Global X SuperDividend® U.S. ETF, Global X MSCI SuperDividend® EAFE ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X SuperDividend® REIT ETF, Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Dow 30® Covered Call ETF, Global X Nasdaq 100® Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF, Global X SuperIncome™ Preferred ETF, Global X Renewable Energy Producers ETF, Global X S&P 500® Catholic Values ETF, Global X S&P Catholic Values Developed ex-U.S. ETF, Global X Guru® Index ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Risk Managed Income ETF, Global X S&P 500® Collar 95-110 ETF, Global X NASDAQ 100® Tail Risk ETF, Global X NASDAQ 100® Risk Managed Income ETF and Global X NASDAQ 100® Collar 95-110 ETF (each a “Fund”, collectively, the “Funds”).
Each Fund (except the Global X SuperDividend® ETF, Global X SuperDividend® U.S.  ETF, Global X MSCI SuperDividend® Emerging Markets ETF, Global X MSCI  SuperDividend® EAFE ETF, Global X SuperDividend® REIT ETF, Global X  SuperIncomeTM Preferred ETF, Global X Guru® Index ETF, Global X S&P 500® Catholic Values ETF, Global X Russell 2000 Covered Call ETF, Global X Dow 30® Covered Call ETF, Global X S&P 500® Covered Call ETF, Global X S&P 500® Covered Call & Growth ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Risk Managed Income ETF, and Global X S&P 500® Collar 95-110 ETF) has elected non-diversified status.
Global X Disruptive Materials ETF commenced operations on January 24, 2022.
Global X Dow 30® Covered Call ETF commenced operations on February 23, 2022.
On December 24, 2018, the shareholders of the Horizons NASDAQ 100® Covered Call ETF and Horizons S&P 500® Covered Call ETF (each, a “Predecessor Fund” and together, the “Predecessor Funds”) approved a proposed agreement and plan of reorganization (the “Reorganization”) that provided for (a) the transfer of all the assets and assumption of certain of the liabilities of each Predecessor Fund to the Global X Nasdaq 100® Covered Call ETF and the Global X S&P 500® Covered Call ETF (together, the “Successor Funds”), respectively; (b) the issuance of shares of the Successor Fund to the shareholders of the corresponding Predecessor Fund; and (c) the liquidation and termination of the Predecessor Funds. The effective date of the Reorganization of each Predecessor Fund was December 24, 2018. The Successor Funds had no operations prior

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

1. ORGANIZATION (continued)
to the Reorganization. The Predecessor Funds had substantially similar investment objectives, investment strategies, policies and restrictions as those of the Successor Funds. The financial statements and financial highlights include the financial information of the Predecessor Funds through December 21, 2018.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds:
USE OF ESTIMATES – The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could materially differ from those estimates.
RETURN OF CAPITAL ESTIMATES – Distributions received by the Funds from underlying master limited partnership (“MLP”) and real estate investment trust (“REIT”) investments generally are comprised of income and return of capital. The Funds record investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from the MLPs, REITs and other industry sources. These estimates may subsequently be revised based on information received from the MLPs and REITs after their tax reporting periods are concluded.
MLPs – Certain Funds may invest in MLPs. MLPs are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Code”). These qualifying sources include natural resource-based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners: the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity.

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units.
Limited partners typically own the remainder of the partnership through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.
SECURITY VALUATION - Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices, which approximates fair value (absent both bid and asked prices on such exchange, the bid price may be used).
For securities traded on NASDAQ, the NASDAQ official closing price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates as of the reporting date. The exchange rates used by the Trust for valuation are captured as of the New York or London close each day. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the “Fair Value Procedures”) established by the Board of Trustees (the “Board”) of the Trust. The Funds’ Fair Value Procedures are implemented through a fair value committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using the Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value a security if an event that may materially affect the value of the Funds’ security that is traded outside the United States (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Funds calculate their net asset values. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC, the Funds’ investment advisor (the “Adviser”), becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate their net asset values, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of April 30, 2022 the following Funds had fair valued securities:

Fund	Fair Valued Amount
Global X Social Media ETF	$1,422
Global X SuperDividend® ETF	31,925,845
Global X MSCI SuperDividend® Emerging Markets ETF	1,403,134
Global X Renewable Energy Producers ETF	330,300
Global X S&P Catholic Values Developed ex-U.S. ETF	2,092

There were no other securities priced using the Fair Value Procedures.
In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:
Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date
Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)
Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, and fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)
Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.
For the period ended April 30, 2022, there have been no significant changes to the Funds’ fair valuation methodologies.
The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of April 30, 2022. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Global X SuperDividend® ETF
Assets	Fair Value at 4/30/22	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$75,192	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	-6332.4%
Common Stock	$42,952	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	-10358.5%
Common Stock	$424,610	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	90.0%
Common Stock	$636,489	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	90.0%
Common Stock	$401,942	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	90.0%
Common Stock	$484,068	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	90.0%
Common Stock	$9,949,897	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	10.0%
Common Stock	$9,870,534	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	10.0%
Common Stock	$10,040,161	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	10.0%

Global X MSCI SuperDividend® Emerging Markets ETF
Assets	Fair Value at 4/30/22	Valuation Technique(s)	Unobservable Input	Discount Percentage
Common Stock	$22,243	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	-6332.4%
Common Stock	$9,467	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	-10358.5%
Common Stock	$112,075	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	90.0%
Common Stock	$110,799	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	90.0%
Common Stock	$148,759	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	90.0%
Common Stock	$135,467	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	90.0%
Common Stock	$555,824	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	10.0%
Common Stock	$308,499	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	30.0%

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
DUE TO/FROM BROKERS – Due to/from brokers includes cash and collateral balances with the Funds’ clearing brokers or counterparties as of April 30, 2022. The Funds continuously monitor the credit standing of each broker or counterparty with whom they conduct business.  In the event a broker or counterparty is unable to fulfill its obligations, the Funds would be subject to counterparty credit risk.
REPURCHASE AGREEMENTS - Securities pledged as collateral for repurchase agreements by BNP Paribas are held by Brown Brothers Harriman & Co. (“BBH”), the Funds’ custodian (“Custodian”), and are designated as being held on each Fund’s behalf by the Custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest.
It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the Adviser to be creditworthy. The Funds bear the risk of loss in the event that the counterparty to a repurchase agreement defaults on its obligations, and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period. For financial statement purposes, the Funds record the securities lending collateral (included in repurchase agreements, at value or restricted cash) as an asset and the obligation to return securities lending collateral as a liability on the Statements of Assets and Liabilities.
Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under an MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds.
As of April 30, 2022, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements*	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received		Net Amount(2)
Global X Social Media ETF
BNP Paribas	1,849,932	1,849,932	$	−	$	−
Global X Lithium & Battery Tech ETF
BNP Paribas	73,687,127	73,687,127		−		−

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
	Repurchase Agreements*	Fair Value of Non-cash Collateral Received(1)	Cash Collateral Received		Net Amount(2)
Global X E-commerce ETF
BNP Paribas	1,099,688	1,099,688	$	−	$	−
Global X SuperDividend® ETF
BNP Paribas	29,481,944	29,481,944		−		−
Global X SuperDividend® U.S. ETF
BNP Paribas	9,420,766	9,420,766		−		−
Global X SuperDividend® REIT ETF
BNP Paribas	6,101,856	6,101,856		−		−
Global X SuperIncome™ Preferred ETF
BNP Paribas	984,872	984,872		−		−
Global X Renewable Energy Producers ETF
BNP Paribas	350,210	350,210		−		−
Global X Guru® Index ETF
BNP Paribas	507,915	507,915		−		−

*	Repurchase agreements with an overstated and continous maturity.
(1)	Excess collateral received is not presented in the table above. Please refer to the Schedules of Investments for the market value of the collateral received for each Fund.
(2)	Net Amount represents the net amount receivable due from the counterparty in the event of default.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify, or continue to qualify, as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Code. Accordingly, no provisions for Federal income taxes have been made in the financial statements except as described below.
The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax positions in the current period; however, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), and on-going analysis of and changes to tax laws and regulations, and interpretations thereof.
If a Fund has foreign tax filings that have not been made, the tax years that remain subject to examination may date back to the inception of the Fund.

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
As of and during the reporting period ended April 30, 2022, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the reporting period, the Funds did not incur any interest or penalties.
SECURITY TRANSACTIONS AND INVESTMENT INCOME – Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.
FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION – The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions and translations represent net foreign exchange gains or losses from foreign currency spot contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS – The Funds distribute their net investment income on a pro rata basis. Any net investment income and net realized capital gains are distributed at least annually. All distributions are recorded on ex-dividend date.
INVESTMENTS IN REITs – With respect to the Funds, dividend income is recorded based on the income included in distributions received from REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.
CREATION UNITS – The Funds issue and redeem their shares (“Shares”) on a continuous basis at net asset value (“NAV”) and only in large blocks of 10,000 Shares, referred to as “Creation Units”. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
charge and will be the same regardless of the number of Creation Units purchased by an Authorized Participant on the same day.
An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard redemption fee per transaction to BBH, on the date of such redemption, regardless of the number of Creation Units redeemed that day.
If a Creation Unit is purchased or redeemed for cash, an additional variable fee may be charged. The following table discloses Creation Unit breakdown:
	Creation Unit Shares	Creation Fee	Value at April 30, 2022	Redemption Fee
Global X Social Media ETF	10,000	$300	$383,600	$300
Global X Lithium & Battery Tech ETF	10,000	1,500	664,500	1,500
Global X Disruptive Materials ETF	10,000	800	226,200	800
Global X E-commerce ETF	10,000	500	195,200	500
Global X Emerging Markets Internet & E-commerce ETF	10,000	800	73,000	800
Global X SuperDividend® ETF	10,000	2,000	106,600	2,000
Global X SuperDividend® U.S. ETF	10,000	150	202,600	150
Global X MSCI SuperDividend® EAFE ETF	10,000	1,000	149,300	1,000
Global X MSCI SuperDividend® Emerging Markets ETF	10,000	1,600	95,300	3,000
Global X SuperDividend® REIT ETF	10,000	250	87,400	250
Global X NASDAQ 100® Covered Call ETF	10,000	500	192,800	500
Global X S&P 500® Covered Call ETF	10,000	2,000	465,500	2,000
Global X Russell 2000 Covered Call ETF	10,000	250	221,100	250
Global X Dow 30® Covered Call ETF	10,000	250	243,300	250
Global X Nasdaq 100® Covered Call & Growth ETF	10,000	500	263,800	500
Global X S&P 500® Covered Call & Growth ETF	10,000	1,500	282,600	1,500
Global X SuperIncome™ Preferred ETF	10,000	300	107,300	300
Global X Renewable Energy Producers ETF	10,000	800	149,700	500
Global X S&P 500® Catholic Values ETF	10,000	1,300	505,700	1,300
Global X S&P Catholic Values Developed ex-U.S. ETF	10,000	8,900	272,100	8,900
Global X Guru® Index ETF	10,000	250	370,500	250
Global X S&P 500® Tail Risk ETF	10,000	2,000	241,900	2,000
Global X S&P 500® Risk Managed Income ETF	10,000	2,000	243,400	2,000
Global X S&P 500® Collar 95-110 ETF	10,000	2,000	245,000	2,000
Global X NASDAQ 100® Tail Risk ETF	10,000	500	206,600	500
Global X NASDAQ 100® Risk Managed Income ETF	10,000	500	208,100	500
Global X NASDAQ 100® Collar 95-110 ETF	10,000	500	224,700	500

CASH OVERDRAFT CHARGES – Per the terms of an agreement with BBH, if a Fund has a cash overdraft on a given day, it will be assessed an overdraft charge of LIBOR plus 2.00%.  Cash overdraft charges are included in custodian fees on the Statements of Operations.

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS
On July 2, 2018, the Adviser consummated a transaction pursuant to which it became an indirect, wholly-owned subsidiary of Mirae Asset Global Investments Co., Ltd. (“Mirae”).  In this manner, the Adviser is ultimately controlled by Mirae, which is a leading financial services company in Korea and is the headquarters for the Mirae Asset Global Investments Group.
The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides, or causes to be furnished, all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate distribution agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an “all-in” fee  structure.  For the Adviser’s service to the Funds, under a supervision and administration agreement (the “Supervision and Administration Agreement”), each Fund pays a monthly fee to the Adviser at the annual rate below (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, custodian fees, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).
The following table discloses supervision and administration fees payable pursuant to the Supervision and Administration Agreement:
Supervision and Administration Fee
Global X Social Media ETF	0.65%
Global X Lithium & Battery Tech ETF	0.75%
Global X Disruptive Materials ETF	0.59%
Global X E-commerce ETF	0.50%
Global X Emerging Markets Internet & E-commerce ETF	0.65%
Global X SuperDividend® ETF	0.58%
Global X SuperDividend® U.S. ETF	0.45%
Global X MSCI SuperDividend® EAFE ETF	0.55%
Global X MSCI SuperDividend® Emerging Markets ETF	0.65%
Global X SuperDividend® REIT ETF	0.58%

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
Supervision and Administration Fee
Global X NASDAQ 100® Covered Call ETF	0.60%
Global X S&P 500® Covered Call ETF*	0.60%
Global X Russell 2000 Covered Call ETF**	0.60%
Global X Dow 30® Covered Call ETF	0.60%
Global X Nasdaq 100® Covered Call & Growth ETF	0.60%
Global X S&P 500® Covered Call & Growth ETF	0.60%
Global X SuperIncomeTM Preferred ETF	0.58%
Global X Renewable Energy Producers ETF	0.65%
Global X S&P 500® Catholic Values ETF***	0.29%
Global X S&P Catholic Values Developed ex-U.S. ETF	0.35%
Global X Guru® Index ETF	0.75%
Global X S&P 500® Tail Risk ETF	0.60%
Global X S&P 500® Risk Managed Income ETF	0.60%
Global X S&P 500® Collar 95-110 ETF	0.60%
Global X NASDAQ 100® Tail Risk ETF	0.60%
Global X NASDAQ 100® Risk Managed Income ETF	0.60%
Global X NASDAQ 100® Collar 95-110 ETF	0.60%

*Pursuant to an expense limitation agreement in existence between the Global X S&P 500® Covered Call ETF (the “Fund”) and the Adviser, the Adviser agreed to reimburse or waive fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund, exclusive of taxes, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses) will not exceed 0.60% of the Fund’s average daily net assets per year, effective August 21, 2020, until at least March 1, 2022.
**Pursuant to an expense limitation agreement in existence between the Global X Russell 2000 Covered Call ETF (the “Fund”) and the Adviser, the Adviser agreed to waive or reimburse fees and/or limit Fund expenses to the extent necessary to assure that the operating expenses of the Fund, exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest, and extraordinary expenses (such as litigation and indemnification expenses) will not exceed 0.60% of the Fund’s average daily net assets per year, effective March 1, 2022, until at least March 1, 2023.
***Pursuant to an expense limitation agreement in existence between the Global X S&P 500® Catholic Values ETF (the “Fund”) and the Adviser prior to March 1, 2018, the Adviser agreed to waive or reimburse fees and/or limit fund expenses to the extent necessary to assure that the operating expenses of the Fund (exclusive of taxes, brokerage fees, commissions, and other transaction expenses and extraordinary expenses (such as litigation and indemnification expenses)  (“Total Annual Fund Operating Expenses”) would not exceed 0.29% of the Fund’s average daily net assets per year until at least March 1, 2018. Pursuant to the expense limitation agreement, the Fund (at a later date) could reimburse the Adviser for the fees and expenses it waived or reimbursed

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
and/or limited during any of the prior three fiscal years, provided that, among other things, any reimbursement made to the Adviser would not cause Total Annual Fund Operating Expenses to exceed the maximum permitted rate during the period in which it is paid and the Board had approved such reimbursement to the Adviser. Although the Board voted on December 19, 2017, to permanently reduce the Fund’s fees to 0.29% and end the expense limitation agreement as of March 1, 2018, prior waived or reimbursed fees are still subject to recoupment.  As of October 31, 2021, the amounts of waivers/reimbursements subject to recoupment for the Fund were $0 expiring in 2022, $43,032 expiring 2021 and $88,406 expiring 2020. As of October 31, 2021 there had been no recoupment of previously waived and reimbursed fees.
SEI Investments Global Funds Services (“SEIGFS”) serves as sub-administrator to the Funds. As sub-administrator, SEIGFS provides the Funds with required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements, and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, SEIGFS receives certain out-of-pocket costs, transaction fees, and asset-based fees which are accrued daily and paid monthly by the Adviser.
SEI Investments Distribution Co. (“SIDCO”) serves as each Fund’s underwriter and distributor of Creation Units pursuant to a distribution agreement. SIDCO has no obligation to sell any specific quantity of Fund Shares.
SIDCO bears the following costs and expenses relating to the distribution of Shares: (1) the costs of processing and maintaining records of creations of Creation Units; (2) all costs of maintaining the records required of a registered broker/dealer; (3) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (4) filing fees; and (5) all other expenses incurred in connection with the distribution services as contemplated in the distribution agreement. SIDCO receives no fee from the Funds for its distribution services under the distribution agreement, rather, the Adviser compensates SIDCO for certain expenses, out-of-pocket costs, and transaction fees.
BBH serves as Custodian and transfer agent of the Funds’ assets. As Custodian, BBH has agreed to (1) make receipts and disbursements of money on behalf of the Funds; (2) collect and receive all income and other payments and distributions on account of the Funds’ portfolio investments; (3) respond to correspondence from shareholders, security brokers and others relating to its duties; and (4) make periodic reports to the Funds concerning the Funds’ operations. BBH does not exercise any supervisory function over the purchase and sale of securities. As transfer agent, BBH has agreed to (1) issue and redeem Shares of each Fund; (2) make dividend and other distributions to shareholders of each Fund; (3) respond to correspondence by shareholders and others relating to its

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

3. RELATED PARTY TRANSACTIONS AND SERVICE PROVIDER TRANSACTIONS (continued)
duties; (4) maintain shareholder accounts; and (5) make periodic reports to the Funds. As compensation for these services, BBH receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser from its fees.
4. INVESTMENT TRANSACTIONS
For the period ended April 30, 2022, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities, were:
	Purchases	Sales and Maturities
Global X Social Media ETF	$23,652,484	$28,477,344
Global X Lithium & Battery Tech ETF	479,016,068	209,478,212
Global X Disruptive Materials ETF	1,983,902	287,923
Global X E-commerce ETF	18,320,255	19,238,300
Global X Emerging Markets Internet & E-commerce ETF	402,596	421,763
Global X SuperDividend® ETF	515,226,261	497,304,478
Global X SuperDividend® U.S. ETF	227,872,384	238,574,595
Global X MSCI SuperDividend® EAFE ETF	1,406,021	1,564,936
Global X MSCI SuperDividend® Emerging Markets ETF	34,069,500	18,975,570
Global X SuperDividend® REIT ETF	287,091,959	294,280,955
Global X NASDAQ 100® Covered Call ETF	922,997,748	903,280,957
Global X S&P 500® Covered Call ETF	52,566,995	42,974,045
Global X Russell 2000 Covered Call ETF	1,578,445,727	1,506,281,037
Global X Dow 30® Covered Call ETF	99,115	36,981
Global X Nasdaq 100® Covered Call & Growth ETF	5,408,058	7,511,789
Global X S&P 500® Covered Call & Growth ETF	1,418,724	2,279,566
Global X SuperIncome™ Preferred ETF	33,666,440	33,997,488
Global X Renewable Energy Producers ETF	8,595,129	10,476,431
Global X S&P 500® Catholic Values ETF	27,872,246	27,945,912
Global X S&P Catholic Values Developed ex-U.S. ETF	508,556	440,347
Global X Guru® Index ETF	38,721,456	38,689,241
Global X S&P 500® Tail Risk ETF	32,640	207,416
Global X S&P 500® Risk Managed Income ETF	596,534	1,071,412
Global X S&P 500® Collar 95-110 ETF	58,329	223,021
Global X NASDAQ 100® Tail Risk ETF	190,099	337,971
Global X NASDAQ 100® Risk Managed Income ETF	1,437,954	1,330,630
Global X NASDAQ 100® Collar 95-110 ETF	317,225	272,597

For the period ended April 30, 2022, there were no purchases and sales of long-term U.S. Government securities.

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)
For the year ended April 30, 2022, in-kind transactions associated with creations and redemptions were:

2022	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X Social Media ETF	$–	$39,028,748	$5,579,805
Global X Lithium & Battery Tech ETF	359,413,113	150,257,553	60,932,744
Global X Disruptive Materials ETF	4,336,469	509,556	87,063
Global X E-commerce ETF	21,340,199	69,973,380	(4,089,851)
Global X Emerging Markets Internet & E-commerce ETF	–	155,764	(74,102)
Global X SuperDividend® ETF	42,981,153	13,630,773	2,123,896
Global X SuperDividend® U.S. ETF	60,359,489	33,948,865	6,290,804
Global X MSCI SuperDividend® EAFE ETF	–	2,347,252	237,029
Global X MSCI SuperDividend® Emerging Markets ETF	5,459,847	–	–
Global X SuperDividend® REIT ETF	–	52,830,805	5,766,949
Global X NASDAQ 100® Covered Call ETF	3,036,360,454	59,498,085	35,607,464
Global X S&P 500® Covered Call ETF	988,088,480	7,489,656	3,177,962
Global X Russell 2000 Covered Call ETF	866,308,451	–	–
Global X Dow 30® Covered Call ETF	12,093,372	–	–
Global X Nasdaq 100® Covered Call & Growth ETF	42,835,790	13,511,831	2,786,272
Global X S&P 500® Covered Call & Growth ETF	12,131,893	7,595,503	1,221,822
Global X SuperIncome™ Preferred ETF	5,538,221	12,292,107	408,150
Global X Renewable Energy Producers ETF	21,218,635	30,613,911	3,936,041
Global X S&P 500® Catholic Values ETF	96,605,186	19,939,999	7,777,570
Global X S&P Catholic Values Developed ex-U.S. ETF	2,851,073	–	–
Global X Guru® Index ETF	2,090,830	4,688,185	660,080
Global X S&P 500® Tail Risk ETF	–	–	–
Global X S&P 500® Risk Managed Income ETF	18,385,915	–	–
Global X S&P 500® Collar 95-110 ETF	1,001,485	–	–
Global X NASDAQ 100® Tail Risk ETF	1,334,937	1,934,246	(38,325)
Global X NASDAQ 100® Risk Managed Income ETF	12,751,338	2,603,748	36,646
Global X NASDAQ 100® Collar 95-110 ETF	1,704,952	–	–

For the year or period ended October 31, 2021, in-kind transactions associated with creations and redemptions were:
2021	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X Social Media ETF	$249,814,697	$161,825,652	$104,250,876
Global X Lithium & Battery Tech ETF	1,301,530,281	366,384,618	234,758,649
Global X E-commerce ETF	154,359,054	55,200,159	21,442,562
Global X Emerging Markets Internet & E-commerce ETF	5,524,406	757,687	(121,392)
Global X SuperDividend® ETF	116,148,336	4,825,925	1,306,373
Global X SuperDividend® U.S. ETF	141,063,730	33,098,332	5,304,331
Global X MSCI SuperDividend® EAFE ETF	4,473,039	929,987	89,950
Global X MSCI SuperDividend® Emerging Markets ETF	12,009,994	–	–
Global X SuperDividend® REIT ETF	109,800,947	53,971,417	11,010,490
Global X NASDAQ 100® Covered Call ETF	3,619,325,170	26,690,549	15,759,156
Global X S&P 500® Covered Call ETF	548,443,411	7,302,890	2,537,496
Global X Russell 2000 Covered Call ETF	533,979,476	501,604	234,461
Global X Nasdaq 100® Covered Call & Growth ETF	38,168,292	2,820,576	245,511
Global X S&P 500® Covered Call & Growth ETF	33,475,572	4,125,677	427,939
Global X SuperIncome™ Preferred ETF	44,678,336	7,476,659	831,987
Global X Renewable Energy Producers ETF	103,945,368	48,932,053	11,012,881

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

2021	Purchases	Sales and Maturities	Realized Gain/(Loss)
Global X S&P 500® Catholic Values ETF	$124,592,947	$80,395,996	$39,980,846
Global X S&P Catholic Values Developed ex-U.S. ETF	930,692	–	–
Global X Guru® Index ETF	22,438,467	22,168,067	6,600,357
Global X S&P 500® Tail Risk ETF	3,506,784	–	–
Global X S&P 500® Risk Managed Income ETF	5,908,307	–	–
Global X S&P 500® Collar 95-110 ETF	3,242,149	–	–
Global X NASDAQ 100® Tail Risk ETF	3,252,445	–	–
Global X NASDAQ 100® Risk Managed Income ETF	4,512,650	–	–
Global X NASDAQ 100® Collar 95-110 ETF	2,796,085	–	–

To the extent consistent with their investment policies, certain Funds may either purchase or write options.
When a Fund purchases an option, the premium paid by it is recorded as an asset of the Fund. When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by the Fund is included in the liability section of the Fund’s Statement of Assets and Liabilities as a deferred credit. The amount of this asset or deferred credit will be subsequently marked-to-market to reflect the current value of the option purchased or written. The current value of the traded option is the last sale price or, in the absence of a sale, the current bid price. If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if a Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold) and the deferred credit related to such option will be eliminated. If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.
Risks may arise from an imperfect correlation between the change in market value of the securities held and the prices of options relating to the securities purchased or sold and from possible lack of a liquid secondary market for an option. The maximum exposure to loss for any purchased option is limited to the premium initially paid for the option. Written uncovered call options subject a Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options expose a Fund to risk of loss if the value of the security declines below the strike price.

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)
The Global X NASDAQ 100® Covered Call ETF, Global X S&P 500® Covered Call ETF, Global X Russell 2000 Covered Call ETF, Global X Dow 30® Covered Call ETF, Global X Nasdaq 100® Covered Call & Growth ETF, Global X S&P 500® Covered Call & Growth ETF, Global X S&P 500® Tail Risk ETF, Global X S&P 500® Risk Managed Income ETF,  Global X S&P 500® Collar 95-110 ETF, Global X Nasdaq 100® Tail Risk ETF, Global X Nasdaq 100® Risk Managed Income ETF, and Global X Nasdaq 100® Collar 95-110 ETF may write covered call and/or put options that correspond to their respective reference index. By writing a covered call option, a Fund, in exchange for the premium, foregoes the opportunity for capital appreciation above the strike price should the market price of the underlying security increase. Conversely, by writing a put option, the Fund, in exchange for the premium, accepts the risk of having to purchase a security at a fixed strike price even should the price of the underlying security decrease, exposing the Fund to downside risk in the underlying security.
For the period ended April 30, 2022, all options were subject to Equity Risk.
When the written option expires, is terminated or is sold, a Fund will record a gain or loss. The net realized gain or loss on options contracts is reflected in the Statements of Operations and the net unrealized gains/(losses) are included as a component of the net change in unrealized appreciation/(depreciation) on options contracts in the Statements of Operations.
For the period ended April 30, 2022, the monthly average cost of the written and purchased options contracts held by the Funds were as follows:
Fund Name	Short Average	Short End	Long Average		Long End
Global X NASDAQ 100® Covered Call ETF	$(174,311,360)	$(216,847,049)	$	−	$	−
Global X S&P 500® Covered Call ETF	(23,477,960)	(32,844,397)		−		−
Global X Russell 2000 Covered Call ETF	(27,093,842)	(36,166,352)		−		−
Global X Dow 30® Covered Call ETF	(107,247)	(193,673)		−		−
Global X Nasdaq 100® Covered Call & Growth ETF	(759,927)	(949,118)		−		−
Global X S&P 500® Covered Call & Growth ETF	(394,351)	(378,527)		−		−
Global X S&P 500® Tail Risk ETF	−	−		53,730		54,491
Global X S&P 500® Risk Managed Income ETF	(376,888)	(481,741)		198,790		246,115
Global X S&P 500® Collar 95-110 ETF	(9,502)	(17,053)		92,772		106,455
Global X NASDAQ 100® Tail Risk ETF	−	−		85,908		42,600
Global X NASDAQ 100® Risk Managed Income ETF	(340,746)	(288,606)		215,631		262,240
Global X NASDAQ 100® Collar 95-110 ETF	(36,869)	(54,880)		111,895		130,540

5. TAX INFORMATION
The Global X SuperDividend® REIT ETF has a tax year that ends on December 31. The following tax disclosures are representative as of October 31, 2021. Accordingly, the disclosures are for informational use by shareholders and are subject to change attributable to activity through the end of the tax year ending December 31, 2021.

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

5. TAX INFORMATION (continued)
The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.
The tax character of dividends and distributions declared during the years or periods ended October 31, 2021 and October 31, 2020 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Social Media ETF
2021	$–	$–	$–	$–
2020	–	–	–	–
Global X Lithium & Battery Tech ETF
2021	$4,617,167	$–	$–	$4,617,167
2020	7,964,116	–	–	7,964,116
Global X E-commerce ETF
2021	$1,105,636	$–	$–	$1,105,636
2020	11,908	–	–	11,908
Global X Emerging Markets Internet & E-commerce ETF
2021	$–	$–	$–	$–
Global X SuperDividend® ETF
2021	$65,648,210	$–	$–	$65,648,210
2020	57,676,007	–	6,836,903	64,512,910
Global X SuperDividend® U.S. ETF
2021	$31,364,614	$–	$3,660,741	$35,025,355
2020	28,896,892	–	9,790,983	38,687,875
Global X MSCI SuperDividend® EAFE ETF
2021	$542,165	$–	$–	$542,165
2020	454,057	–	119,148	573,205
Global X MSCI SuperDividend® Emerging Markets ETF
2021	$2,831,439	$–	$–	$2,831,439
2020	1,074,084	–	222,316	1,296,400
Global X SuperDividend® REIT ETF
2021	$21,690,155	$–	$9,729,725	$31,419,880
2020	17,057,314	482,944	2,127,168	19,667,426
Global X NASDAQ 100® Covered Call ETF
2021	$320,053,733	$–	$–	$320,053,733
2020	2,834,579	–	117,268,361	120,102,940
Global X S&P 500® Covered Call ETF
2021	$26,627,258	$–	$–	$26,627,258
2020	1,539,799	–	7,321,411	8,861,210

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

5. TAX INFORMATION (continued)
Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals
Global X Russell 2000 Covered Call ETF
2021	$21,788,088	$–	$–	$21,788,088
2020	82,683	74,655	1,449,526	1,606,864
Global X Nasdaq 100® Covered Call & Growth ETF
2021	$919,727	$–	$–	$919,727
2020	–	–	20,955	20,955
Global X S&P 500® Covered Call & Growth ETF
2021	$376,497	$–	$–	$376,497
2020	2,931	–	16,682	19,613
Global X SuperIncome™ Preferred ETF
2021	$12,037,890	$–	$–	$12,037,890
2020	10,818,268	–	549,532	11,367,800
Global X Renewable Energy Producers ETF
2021	$1,677,449	$177,538	$–	$1,854,987
2020	1,352,385	–	–	1,352,385
Global X S&P 500® Catholic Values ETF
2021	$5,511,704	$–	$–	$5,511,704
2020	4,513,893	128,757	–	4,642,650
Global X S&P Catholic Values Developed ex-U.S. ETF
2021	$59,322	$–	$–	$59,322
2020	–	–	–	–
Global X Guru® Index ETF
2021	$1,352,859	$–	$–	$1,352,859
2020	538,248	–	28,732	566,980
Global X S&P 500® Tail Risk ETF
2021	$–	$–	$–	$–
Global X S&P 500® Risk Managed Income ETF
2021	$51,640	$–	$–	$51,640
Global X S&P 500® Collar 95-110 ETF
2021	$–	$–	$–	$–
Global X NASDAQ 100® Tail Risk ETF
2021	$–	$–	$–	$–
Global X NASDAQ 100® Risk Managed Income ETF
2021	$–	$–	$52,273	$52,273
Global X NASDAQ 100® Collar 95-110 ETF
2021	$–	$–	$–	$–

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

5. TAX INFORMATION (continued)
	Global X Funds
	Global X Social Media ETF	Global X Lithium & Battery Tech ETF	Global X E-commerce ETF	Global X Emerging Markets Internet & E-commerce ETF
Undistributed Ordinary Income	$–	$9,202,844	$–	$–
Undistributed Long-Term Capital Gain	–	–	613,980	–
Capital Loss Carryforwards	(28,132,536)	(63,831,937)	–	(198,274)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(1,417,828)	1,737,482,168	(14,138,587)	(1,464,448)
Late Year Loss Deferral	(1,697,484)	–	(138,055)	(25,979)
Other Temporary Differences	1	(7)	(1)	(5)
Total Distributable Earnings (Accumulated Losses)	$(31,247,847)	$1,682,853,068	$(13,662,663)	$(1,688,706)

	Global X Funds
	Global X SuperDividend® ETF	Global X SuperDividend® U.S. ETF	Global X MSCI SuperDividend® EAFE ETF	Global X MSCI SuperDividend® Emerging Markets ETF
Undistributed Ordinary Income	$9,620,906	$–	$113,120	$1,051,269
Capital Loss Carryforwards	(539,182,806)	(185,337,870)	(1,391,460)	(6,225,122)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(14,921,184)	90,841,482	364,649	(3,219,585)
Other Temporary Differences	(18)	6	(3)	(2)
Total Accumulated Losses	$(544,483,102)	$(94,496,382)	$(913,694)	$(8,393,440)

	Global X Funds
	Global X SuperDividend® REIT ETF(1)	Global X NASDAQ 100® Covered Call ETF	Global X S&P 500® Covered Call ETF	Global X Russell 2000 Covered Call ETF
Undistributed Ordinary Income	$–	$131,295,980	$2,004,805	$9,982,417
Capital Loss Carryforwards	(200,308,013)	–	–	–
Unrealized Depreciation on Investments and Foreign Currency	(28,695,167)	–	–	–
Other Temporary Differences	(2,376,001)	7	5,381	6
Total Distributable Earnings (Accumulated Losses)	$(231,379,181)	$131,295,987	$2,010,186	$9,982,423

(1)	The Global X SuperDividend® REIT ETF has a tax year that ends on December 31.

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

5. TAX INFORMATION (continued)
	Global X Funds
	Global X Nasdaq 100® Covered Call & Growth ETF	Global X S&P 500® Covered Call & Growth ETF	Global X SuperIncome™ Preferred ETF	Global X Renewable Energy Producers ETF
Undistributed Ordinary Income	$2,838,227	$1,299,834	$457,430	$465,503
Undistributed Long-Term Capital Gain	–	2,570	–	–
Capital Loss Carryforwards	–	–	(58,846,382)	(2,081,509)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	–	–	5,619,780	(511,888)
Other Temporary Differences	(1)	–	3	5
Total Distributable Earnings (Accumulated Losses)	$2,838,226	$1,302,404	$(52,769,169)	$(2,127,889)

	Global X Funds
	Global X S&P 500® Catholic Values ETF	Global X S&P Catholic Values Developed ex-U.S. ETF	Global X Guru® Index ETF
Undistributed Ordinary Income	$2,153,515	$87,737	$4,425
Undistributed Long-Term Capital Gain	863,038	15,110	–
Capital Loss Carryforwards	–	–	(5,779,354)
Unrealized Appreciation on Investments and Foreign Currency	175,044,230	685,321	6,895,905
Other Temporary Differences	4	2	(559)
Total Distributable Earnings	$178,060,787	$788,170	$1,120,417

	Global X Funds
	Global X S&P 500® Tail Risk ETF	Global X S&P 500® Risk Managed Income ETF	Global X S&P 500® Collar 95-110 ETF
Undistributed Ordinary Income	$73,485	$36,462	$50,940
Undistributed Long-Term Capital Gain	4,518	–	334
Other Temporary Differences	–	1	1
Total Distributable Earnings	$78,003	$36,463	$51,275

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

5. TAX INFORMATION (continued)
	Global X Funds
	Global X NASDAQ 100® Tail Risk ETF	Global X NASDAQ 100® Risk Managed Income ETF	Global X NASDAQ 100® Collar 95-110 ETF
Undistributed Ordinary Income	$63,330	$–	$51,836
Undistributed Long-Term Capital Gain	–	–	2,343
Capital Loss Carryforwards	–	(5,450)	–
Late Year Loss Deferral	–	(940)	–
Other Temporary Differences	–	–	2
Total Distributable Earnings (Accumulated Losses)	$63,330	$(6,390)	$54,181

For taxable years beginning after December 22, 2010, a Registered Investment Company within the meaning of the 1940 Act is permitted to carry forward net capital losses to offset capital gains realized in later years, and the losses carried forward retain their original character as either long-term or short-term losses. Losses carried forward under these provisions are as follows:
	Short-Term Loss	Long-Term Loss	Total *
Global X Social Media ETF	$10,937,731	$17,194,805	$28,132,536
Global X Lithium & Battery Tech ETF	–	63,831,937	63,831,937
Global X Emerging Markets Internet & E-commerce ETF	198,274	–	198,274
Global X SuperDividend® ETF	196,838,358	342,344,448	539,182,806
Global X SuperDividend® U.S. ETF	135,731,524	49,606,346	185,337,870
Global X MSCI SuperDividend® EAFE ETF	–	1,391,460	1,391,460
Global X MSCI SuperDividend® Emerging Markets ETF	3,110,894	3,114,228	6,225,122
Global X SuperDividend® REIT ETF	157,576,754	42,731,259	200,308,013
Global X SuperIncome™ Preferred ETF	14,218,863	44,627,519	58,846,382
Global X Renewable Energy Producers ETF	405,177	1,676,332	2,081,509
Global X Guru® Index ETF	5,779,354	–	5,779,354
Global X NASDAQ 100® Risk Managed Income ETF	2,180	3,270	5,450

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

5. TAX INFORMATION (continued)
During the year ended October 31, 2021, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:
	Short-Term Loss	Long-Term Loss	Total
Global X Social Media ETF	$–	$3,339,255	$3,339,255
Global X Lithium & Battery Tech ETF	26,035,129	64,776,767	90,811,896
Global X SuperDividend® ETF	48,915,810	14,853,324	63,769,134
Global X SuperDividend® U.S. ETF	32,460,722	2,349,841	34,810,563
Global X MSCI SuperDividend® EAFE ETF	817,164	352,232	1,169,396
Global X MSCI SuperDividend® Emerging Markets ETF	1,160,861	414,784	1,575,645
Global X NASDAQ 100® Covered Call ETF	16,425,608	24,638,412	41,064,020
Global X S&P 500® Covered Call ETF	13,227,988	19,848,520	33,076,508
Global X Russell 2000 Covered Call ETF	566,196	801,805	1,368,001
Global X Nasdaq 100® Covered Call & Growth ETF	45,654	68,481	114,135
Global X S&P 500® Covered Call & Growth ETF	28,095	42,122	70,217
Global X SuperIncome™ Preferred ETF	4,008,352	1,656,031	5,664,383
Global X S&P 500® Catholic Values ETF	–	205,691	205,691
Global X S&P Catholic Values Developed ex-U.S. ETF	3,244	–	3,244
Global X Guru® Index ETF	10,813,764	–	10,813,764

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2022 were as follows:
Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X Social Media ETF	$329,596,897	$15,803,956	$(124,983,848)	$(109,179,892)
Global X Lithium & Battery Tech ETF	4,260,114,378	682,062,914	(512,063,988)	169,998,926
Global X Disruptive Materials ETF	5,562,067	31,920	(629,199)	(597,279)
Global X E-commerce ETF	156,153,099	1,191,918	(72,979,353)	(71,787,435)
Global X Emerging Markets Internet & E-commerce ETF	5,010,288	6,522	(2,393,227)	(2,386,705)
Global X SuperDividend® ETF	1,015,347,469	39,449,410	(164,680,667)	(125,231,257)
Global X SuperDividend® U.S. ETF	664,510,944	93,197,198	(41,990,945)	51,206,253
Global X MSCI SuperDividend® EAFE ETF	11,268,916	739,171	(895,084)	(155,913)
Global X MSCI SuperDividend® Emerging Markets ETF	78,209,437	9,929,964	(15,276,996)	(5,347,032)
Global X SuperDividend® REIT ETF	391,657,826	14,086,982	(28,050,953)	(13,963,971)
Global X NASDAQ 100® Covered Call ETF	6,928,281,396	589,003,591	(608,063,905)	(19,060,314)
Global X S&P 500® Covered Call ETF	1,593,418,648	54,767,208	(115,277,615)	(60,510,407)
Global X Russell 2000 Covered Call ETF	1,347,753,022	3,214,750	(66,718,949)	(63,504,199)
Global X Dow 30® Covered Call ETF	12,154,435	101,694	(497,786)	(396,092)
Global X Nasdaq 100® Covered Call & Growth ETF	70,136,815	702,640	(10,637,378)	(9,934,738)
Global X S&P 500® Covered Call & Growth ETF	38,494,497	1,362,148	(4,554,921)	(3,192,773)

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

5. TAX INFORMATION (continued)
Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X SuperIncome™ Preferred ETF	$219,465,221	$3,615,348	$(16,504,957)	$(12,889,609)
Global X Renewable Energy Producers ETF	136,468,742	10,689,611	(27,549,294)	(16,859,683)
Global X S&P 500® Catholic Values ETF	495,290,207	114,499,174	(17,153,745)	97,345,429
Global X S&P Catholic Values Developed ex-U.S. ETF	6,428,454	329,700	(513,878)	(184,178)
Global X Guru® Index ETF	63,355,648	3,484,771	(11,936,685)	(8,451,914)
Global X S&P 500® Tail Risk ETF	3,296,602	171,351	(411,132)	(239,781)
Global X S&P 500® Risk Managed Income ETF	23,729,186	645,133	(2,765,304)	(2,120,171)
Global X S&P 500® Collar 95-110 ETF	4,021,222	169,790	(452,907)	(283,117)
Global X NASDAQ 100® Tail Risk ETF	2,424,642	26,321	(471,986)	(445,665)
Global X NASDAQ 100® Risk Managed Income ETF	14,567,429	93,635	(2,915,215)	(2,821,580)
Global X NASDAQ 100® Collar 95-110 ETF	4,467,183	62,297	(763,117)	(700,820)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies, mixed straddles, MLP adjustments and wash sales.
6. CONCENTRATION OF RISKS
The Funds invest in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments, the level of governmental supervision and regulation of securities markets in the respective countries.
The securities markets of emerging countries are less liquid, subject to greater price volatility, and have a smaller market capitalization than those of U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the United States. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.
The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

6. CONCENTRATION OF RISKS (continued)
Except for the Global X Russell 2000® Covered Call, which uses a representative sampling strategy, the Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of an underlying index in approximately the same proportions as in the underlying index. A representative sampling strategy is an indexing strategy that involves investing in a representative sample of securities (including indirect investments through underlying ETFs) that collectively has an investment profile similar to an underlying index in terms of key risk factors, performance attributes and other characteristics.  Each Fund may utilize a representative sampling strategy with respect to its underlying index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow their underlying index, or, in certain instances, when securities in the underlying index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to a Fund but not the underlying index).
The elimination of the London Inter-Bank Offered Rate (“LIBOR”) may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. The U.K. Financial Conduct Authority has announced that it intends to stop compelling or inducing banks to submit LIBOR rates after 2021. On March 5, 2021, the administrator of LIBOR clarified that the publication of LIBOR on a representative basis will cease for the one-week and two-month U.S. dollar LIBOR settings immediately after December 31, 2021, and for the remaining U.S. dollar LIBOR settings immediately after June 30, 2023. Alternatives to LIBOR are established or in development in most major currencies, including the Secured Overnight Financing Rate (“SOFR”), which is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new rates. Questions regarding the impact of this transition remain a concern for the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Funds until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted. Please refer to each Fund’s prospectus and statement of additional information (“SAI”) for a more complete description of risks.
7. LOANS OF PORTFOLIO SECURITIES
Each Fund may lend portfolio securities having a market value up to one-third of its total assets. Security loans made pursuant to a securities lending agreement with BBH are initially required to be secured by collateral equal to at least 102% of the value of domestic equity securities and American Depositary Receipts (“ADRs”) and 105% of the value of foreign equity securities (other than ADRs). Such collateral received in connection with these loans will be cash and can be invested in repurchase agreements, short term investments or U.S. Treasury obligations, and is recognized in the Schedules of Investments and Statements of Assets and Liabilities. The obligation to return securities lending collateral is also recognized as a liability in the Statements of Assets

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)
and Liabilities. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.
Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. In the event the borrower may not provide additional collateral when required or may not return the securities when due, the securities lending agency agreement requires the lending agent to indemnify the Funds by replacing either the security or the security’s current market value to the Funds. The Funds could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested.
As of April 30, 2022, the following Funds had securities on loan, by counterparty:
	Market Value	Cash Collateral
Global X Social Media ETF
BofA Securities, Inc.	$3,624,052	$3,438,317	(1)
Citigroup	514,044	478,371	(1)
Morgan Stanley	497,437	511,266
SG Americas Securities LLC	1,814	1,930
Total	$4,637,347	$4,429,884
Global X Lithium & Battery Tech ETF
Barclays Capital	$4,682,752	$5,007,440
BMO Capital Markets	473,112	495,767
BNP Paribas Securities Corp	13,368,432	13,951,825
BofA Securities, Inc.	35,380,996	37,605,129
Citigroup	33,294,142	34,673,694
Credit Suisse	3,836,354	4,001,251
Goldman Sachs & Co.	26,916,481	27,778,357
JPMorgan	14,099,002	14,874,800
Morgan Stanley	16,494,926	17,650,272
Scotia Capital	7,579,935	7,904,266
SG Americas Securities LLC	788,918	1,047,296
UBS Securities LLC	9,739,518	10,174,500
Total	$166,654,568	$175,164,597

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)
	Market Value	Cash Collateral
Global X E-commerce ETF
Barclays Capital	$100,150	$104,859
BNP Paribas Securities Corp	231,173	242,535
BofA Securities, Inc.	463,130	507,929
Citigroup	233,892	263,194
Credit Suisse	193,434	217,257
Goldman Sachs & Co.	100,022	110,578
Morgan Stanley	398,004	422,280
UBS Securities LLC	333,581	764,702
Total	$2,053,386	$2,633,334
Global X SuperDividend® ETF
Barclays Capital	$10,309,646	$12,491,346
BNP Paribas Securities Corp	3,263,722	3,463,200
BofA Securities, Inc.	79,975	85,000
Citigroup	10,104,183	10,286,036	(1)
Goldman Sachs & Co.	12,998,541	14,295,770
JPMorgan	2,268,925	2,516,932
Morgan Stanley	22,112,473	24,345,849
National Financial Services	207,889	255,812
Scotia Capital	284,012	362,000
UBS Securities LLC	2,357,075	2,496,115
Total	$63,986,441	$70,598,060
Global X SuperDividend® U.S. ETF
BMO Capital Markets	$2,213,065	$2,305,380
BofA Securities, Inc.	6,568,861	7,048,778
Goldman Sachs & Co.	4,513,298	4,754,218
JPMorgan	201,116	212,350
Morgan Stanley	7,555,028	8,238,430
Total	$21,051,368	$22,559,156
Global X SuperDividend® REIT ETF
Goldman Sachs & Co.	$834,259	$866,497
JPMorgan	3,924,414	4,110,600
Nomura Securities	1,658,777	1,756,800
Scotia Capital	2,856,207	3,024,990
UBS Securities LLC	4,662,462	4,852,740
Total	$13,936,119	$14,611,627

Notes to Financial Statements (Continued)
April 30, 2022 (Unaudited)

7. LOANS OF PORTFOLIO SECURITIES (continued)
	Market Value	Cash Collateral
Global X SuperIncome™ Preferred ETF
BNP Paribas Securities Corp	$2,175,117	$2,220,696	(1)
Wells Fargo	132,192	137,700
Total	$2,307,309	$2,358,396
Global X Renewable Energy Producers ETF
Barclays Capital	$257,115	$256,200	(1)
BNP Paribas Securities Corp	65,667	69,915
BofA Securities, Inc.	490,364	512,504
Total	$813,146	$838,619
Global X Guru® Index ETF
Citigroup	$781,060	$786,714	(1)
JPMorgan	446,164	429,550	(1)
Total	$1,227,224	$1,216,264
(1)
It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan.

8. CONTRACTUAL OBLIGATIONS
The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these contracts is unknown; however, the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.
Pursuant to the Trust’s organizational documents, the Trustees of the Trust (the “Trustees”) and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

Notes to Financial Statements (Concluded)
April 30, 2022 (Unaudited)

9. REGULATORY MATTERS
In December 2020, the SEC adopted a new rule providing a framework for fund valuation practices (“Rule 2a-5”). Rule 2a-5 establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the 1940 Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC also adopted a related recordkeeping rule, (together with Rule 2a-5, the “Rules”) and is rescinding previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. The Funds will be required to comply with the Rules by September 8, 2022. Management is currently assessing the potential impact of the new Rules on the Funds’ financial statements.
10. SUBSEQUENT EVENTS
The Funds have been evaluated by management regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional adjustments were required to the financial statements.

Disclosure of Fund Expenses (Unaudited)

All ETFs (such as the Funds) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of the shareholder’s investment in a Fund.
Operating expenses such as these are deducted from a Fund’s gross income and directly reduce their final investment returns. These expenses are expressed as a percentage of the Fund’s average net assets; this percentage is known as the Fund’s expense ratio.
The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (November 1, 2021 through April 30, 2022).
The table on the next page illustrates the Funds’ costs in two ways:
Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.
You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”
Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.
NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

Disclosure of Fund Expenses (Unaudited)

	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Social Media ETF
Actual Fund Return	$1,000.00	$626.20	0.65%	$2.62
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X Lithium & Battery Tech ETF
Actual Fund Return	$1,000.00	$730.90	0.75%	$3.22
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76

Global X Disruptive Materials ETF
Actual Fund Return	$1,000.00	$952.40	0.59%	$1.19	(2)
Hypothetical 5% Return	1,000.00	1.51	0.59	1.56

Global X E-commerce ETF
Actual Fund Return	$1,000.00	$629.40	0.50%	$2.02
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.51

Global X Emerging Markets Internet & E-commerce ETF
Actual Fund Return	$1,000.00	$608.80	0.65%	$2.59
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X SuperDividend® ETF
Actual Fund Return	$1,000.00	$862.80	0.58%	$2.68
Hypothetical 5% Return	1,000.00	1,021.92	0.58	2.91

Global X SuperDividend® U.S. ETF
Actual Fund Return	$1,000.00	$1,035.00	0.45%	$2.27
Hypothetical 5% Return	1,000.00	1,022.56	0.45	2.26

Global X MSCI SuperDividend® EAFE ETF
Actual Fund Return	$1,000.00	$985.00	0.55%	$2.71
Hypothetical 5% Return	1,000.00	1,022.07	0.55	2.76

Global X MSCI SuperDividend® Emerging Markets ETF
Actual Fund Return	$1,000.00	$891.10	0.65%	$3.05
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X SuperDividend® REIT ETF
Actual Fund Return	$1,000.00	$919.30	0.58%	$2.76
Hypothetical 5% Return	1,000.00	1,021.92	0.58	2.91

Global X NASDAQ 100® Covered Call ETF
Actual Fund Return	$1,000.00	$908.20	0.60%	$2.84
Hypothetical 5% Return	1,000.00	1,021.82	0.60	3.01

Disclosure of Fund Expenses (Unaudited)

	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X S&P 500® Covered Call ETF
Actual Fund Return	$1,000.00	$978.10	0.60%	$2.94
Hypothetical 5% Return	1,000.00	1,021.82	0.60	3.01

Global X Russell 2000 Covered Call ETF
Actual Fund Return	$1,000.00	$934.90	0.50%	$2.40
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.51

Global X Dow 30® Covered Call ETF
Actual Fund Return	$1,000.00	$1,025.80	0.60%	$1.10	(3)
Hypothetical 5% Return	1,000.00	1,007.96	0.60	1.09

Global X Nasdaq 100® Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$858.20	0.60%	$2.76
Hypothetical 5% Return	1,000.00	1,021.82	0.60	3.01

Global X S&P 500® Covered Call & Growth ETF
Actual Fund Return	$1,000.00	$940.90	0.60%	$2.89
Hypothetical 5% Return	1,000.00	1,021.82	0.60	3.01

Global X SuperIncome™ Preferred ETF
Actual Fund Return	$1,000.00	$925.70	0.58%	$2.77
Hypothetical 5% Return	1,000.00	1,021.92	0.58	2.91

Global X Renewable Energy Producers ETF
Actual Fund Return	$1,000.00	$894.60	0.65%	$3.05
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

Global X S&P 500® Catholic Values ETF
Actual Fund Return	$1,000.00	$889.60	0.29%	$1.36
Hypothetical 5% Return	1,000.00	1,023.36	0.29	1.45

Global X S&P Catholic Values Developed ex-U.S. ETF
Actual Fund Return	$1,000.00	$849.70	0.35%	$1.61
Hypothetical 5% Return	1,000.00	1,023.06	0.35	1.76

Global X Guru® Index ETF
Actual Fund Return	$1,000.00	$738.10	0.75%	$3.23
Hypothetical 5% Return	1,000.00	1,021.08	0.75	3.76

Global X S&P 500® Tail Risk ETF
Actual Fund Return	$1,000.00	$892.90	0.60%	$2.82
Hypothetical 5% Return	1,000.00	1,021.82	0.60	3.01

Disclosure of Fund Expenses (Unaudited)

	Beginning Account Value 11/1/2021	Ending Account Value 4/30/2022	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X S&P 500® Risk Managed Income ETF
Actual Fund Return	$1,000.00	$955.10	0.60%	$2.91
Hypothetical 5% Return	1,000.00	1,021.82	0.60	3.01

Global X S&P 500® Collar 95-110 ETF
Actual Fund Return	$1,000.00	$903.80	0.60%	$2.83
Hypothetical 5% Return	1,000.00	1,021.82	0.60	3.01

Global X NASDAQ 100® Tail Risk ETF
Actual Fund Return	$1,000.00	$822.80	0.60%	$2.71
Hypothetical 5% Return	1,000.00	1,021.82	0.60	3.01

Global X NASDAQ 100® Risk Managed Income ETF
Actual Fund Return	$1,000.00	$900.00	0.60%	$2.87
Hypothetical 5% Return	1,000.00	1,021.77	0.60	3.06

Global X NASDAQ 100® Collar 95-110 ETF
Actual Fund Return	$1,000.00	$885.80	0.60%	$2.81
Hypothetical 5% Return	1,000.00	1,021.82	0.60	3.01

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period), unless otherwise noted.
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 96/365 (to reflect the one-half year period), unless otherwise note.
(3)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 66/365 (to reflect the one-half year period), unless otherwise note.

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (“1940 Act”), requires that the board of trustees of an exchange-traded fund (“ETF”), including a majority of those trustees who are not “interested persons” of the ETF, as defined in the 1940 Act (“Independent Trustees”), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each ETF’s investment advisory agreement and whether to approve entering into, or renewing, each agreement.
At a Board meeting of the Global X Funds (the “Trust”) held by videoconference on November 12, 20211 (the “New Fund Board Meeting”), the Board of Trustees (the “Board”) (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved (i) the initial Investment Advisory Agreement (the “New Investment Advisory Agreement”) for the Global X Dow 30® Covered Call ETF(the “New Fund”) and (ii) the initial Supervision and Administration Agreement between the Trust (the “New Supervision and Administration Agreement”), on behalf of the New Fund, and Global X Management Company LLC (“Global X Management”). The New Investment Advisory Agreement and New Supervision and Administration Agreement are referred to collectively as the “New Fund Agreements.”
At a Board meeting of the Trust held via videoconference November 12, 20211, called for such purpose, the Board (including the Trust’s Independent Trustees, voting separately) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement (“Renewal Investment Advisory Agreement”) for each Fund included in this Annual Report (each, a “Renewal Fund”); and (ii) the Supervision and Administration Agreement between the Trust (“Renewal Supervision and Administration Agreement”), on behalf of each Renewal Fund, and Global X Management. The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the “Renewal Agreements.”
In advance of the Board meetings, the Board (including the Trust’s Independent Trustees) and the Independent Trustees’ independent legal counsel requested (in writing) detailed information from Global X Management in connection with the Board’s consideration of the Renewal Agreements and New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. In the course of their consideration of the Renewal Agreements and New Fund Agreements, the Trust’s Independent Trustees were advised by their independent legal counsel and, in addition to meetings with management of Global X Management, the Independent Trustees met separately in executive sessions with their counsel.

[1]
This meeting was held via videoconference in reliance on an exemptive order issued by the Securities and Exchange Commission on March 25, 2020. Reliance on the exemptive order is necessary and appropriate due to circumstances related to current or potential effects of COVID-19. All Trustees participating in the videoconference meeting were able to hear each other simultaneously during the meeting. Reliance on the exemptive order requires Trustees, including a majority of the Independent Trustees, to ratify actions taken pursuant to the exemptive order by vote cast at the next in-person meeting.

Approval of Investment Advisory Agreement (Unaudited)

NEW FUND AGREEMENTS
In determining to approve the New Fund Agreements for the New Fund, the Board considered a variety of factors, including the factors discussed in greater detail below.
Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
–	the terms of the New Fund Agreements and the range of services proposed to be provided to the New Fund in accordance with the New Fund Agreements;
–	Global X Management’s key personnel and the portfolio managers who would provide investment advisory, supervision and administrative services to the New Fund;
–
Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, and the periodic updating of the registration statements, prospectuses, statements of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the U.S. Securities and Exchange Commission (“SEC”) and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the New Fund by shareholders and new investors;

–
the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that are proposed to be provided by Global X Management or made available to the New Fund; and

–
the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that it was satisfied with the nature, extent and quality of the services proposed to be provided to the New Fund by Global X Management.

Approval of Investment Advisory Agreement (Unaudited)

Performance
The Board determined that, because the New Fund had not yet begun investment operations as of the date of the New Fund Board Meeting, meaningful data relating to the investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.
Cost of Services and Profitability
With respect to this factor, the Board considered:
–	Global X Management’s expected costs to provide investment management, supervision and administrative and related services to the New Fund;
–
the management fee (including the proposed investment advisory fee) (“Management Fee”) that was proposed to be borne by the New Fund under the respective New Fund Agreement for the various investment advisory, supervisory and administrative services that the New Fund require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

–
the expected profitability to Global X Management, if any, from all of the services proposed to be provided to the New Fund by Global X Management and all aspects of the relationship between Global X Management and the New Fund.

Based on these considerations, the Board concluded that the proposed Management Fee to be paid by the New Fund to Global X Management, in light of the nature, extent and quality of the services to be provided, was reasonable and in the best interests of the New Fund’s shareholders.
Comparison of Fees and Services
With respect to this factor, the Board considered:
–
comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs, and/or other similar registered funds.  The Board considered Global X Management’s detailed

Approval of Investment Advisory Agreement (Unaudited)

explanation of the proposed fee structures of any New Fund that was above the average or median for the New Fund’s peer group;
–
the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

–
that, under the proposed unified Management Fee structure, Global X Management would be responsible for most ordinary expenses of the New Fund, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded, at the New Fund Board Meetings, that the services to be received and the fees to be charged under the New Fund Agreements were reasonable on a comparative basis.
Economies of Scale
With respect to this factor, the Board considered:
–	the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale;
–	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in order to seek to assure that the New Fund are attractive to investors; and

Approval of Investment Advisory Agreement (Unaudited)

–	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations, the Board concluded, at the New Fund Board Meeting, that the proposed unitary Management Fee for the New Fund appropriately addressed economies of scale.
Other Benefits
In considering each New Fund Agreement, in addition to the factors discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Fund. As a result, the Board concluded that, in the case of the New Fund, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the New Fund Agreements.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in their consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the New Fund Agreements were fair and reasonable and in the best interest of the New Fund.
In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.
RENEWAL AGREEMENTS
In determining to approve the continuation of the Renewal Agreements for the Renewal Funds, the Board considered a variety of factors, including the factors discussed in greater detail below.
Nature, Extent and Quality of Services
With respect to this factor, the Board considered:
–	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;

Approval of Investment Advisory Agreement (Unaudited)

–	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund;
–
Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of the Renewal Funds and the composition of the Renewal Funds’ assets, including the purchase, retention and disposition of their holdings, (ii) provide quarterly reports to the Trust’s officers and the Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by the Renewal Funds, (iv) select broker-dealers to execute portfolio transactions for the Renewal Funds when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the Renewal Funds, and the periodic updating of the registration statement, prospectuses, statements of additional information, and other reports and documents for the Renewal Funds that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including Creation Units) of the Renewal Funds by shareholders and new investors;

–
the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to the Renewal Funds; and

–
the quality of Global X Management’s resources and personnel that would continue to be made available to the Renewal Funds, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Renewal Funds by Global X Management.

Approval of Investment Advisory Agreement (Unaudited)

Performance
The Board considered the performance of each Renewal Fund. They examined the performance of the Renewal Funds for the one-year, three-year, five-year and since-inception periods, as applicable. Also, the Board considered the total return and investments performance of the Renewal Funds relative to (i) the performance of unaffiliated comparable ETFs and/or other registered funds, which performance information is publicly available from such registered funds, as well as other third party sources; and (ii) the performance of pertinent indexes. The Board considered instances of under-performance and over-performance with respect to the competitor funds. The Board also considered the Renewal Funds’ tracking against their underlying indexes in absolute terms.
Based on these considerations and comparisons, the Board concluded that the investment performance of the Renewal Funds did not adversely affect the Board’s approval of the continuance of the Renewal Agreements.
Cost of Services and Profitability
The Board considered Global X Management’s cost to provide investment management, supervision and administrative and related services to the Renewal Funds. In this regard, the Board considered the management fee (“Management Fee”) that has been borne or is expected to be borne by the Renewal Funds under the Renewal Agreements for the various investment advisory, supervisory and administrative services that the Renewal Funds require under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the Renewal Funds).
In addition, the Board considered expected profitability to Global X Management, as applicable, from all services provided or expected to be provided to the Renewal Funds and all aspects of Global X Management’s relationship with the Renewal Funds. In connection with these considerations, Global X Management provided the Board with financial information regarding its operations and the services provided to the Renewal Funds and discussed with the Board its current and expected, as applicable, profitability with respect to the Renewal Funds.
Based on these considerations, the Board concluded that the Management Fee rate paid by the Renewal Funds to Global X Management, in light of the nature, extent and quality of the services provided, was reasonable and in the best interests of the Renewal Funds’ shareholders.

Approval of Investment Advisory Agreement (Unaudited)

Comparison of Fees and Services
With respect to this factor, the Board considered:
–
comparative information with respect to the Management Fee paid to Global X Management by the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for the Renewal Funds, including fees and expenses paid by unaffiliated similar specialized and/or focused ETFs and/or other comparable registered funds. The Board considered the Global X Management’s detailed explanation of the fee structures of any Renewal Fund that was above the average or median for its peer group;

–
the structure of the unitary Management Fee (which includes as one component the investment advisory fee for the Renewal Funds) and the current total expense ratios for the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the Renewal Funds and that the proposed Management Fees for the Renewal Funds were set at a competitive levels to make the Renewal Funds viable in the marketplace; and

Based on these considerations, the Board concluded that the services received and the fees charged under the Renewal Agreements were reasonable on a comparative basis.
Economies of Scale
With respect to this factor, the Board considered:

–	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the unitary Management Fee for the Renewal Funds reflected these economies of scale;
–
the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

–	that the unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Approval of Investment Advisory Agreement (Unaudited)

Based on these considerations, the Board concluded that the unitary Management Fee for the Renewal Funds appropriately addressed economies of scale.
Other Benefits
In considering the Renewal Agreements, in addition to the factors above, the Board considered any other benefits realized by Global X Management as a result of its relationships with the Renewal Funds and concluded that, in the exercise of the Board’s business judgement, all information the Board considered supported approval of the continuation of the Renewal Agreements.
Conclusion
After full consideration of the factors above, as well as other factors that were instructive in its consideration, the Board, including all of the Trust’s Independent Trustees voting separately, concluded, in the exercise of its business judgement, that the Renewal Agreements were fair and reasonable and in the best interest of each Renewal Fund.
In reaching this decision, the Board did not assign relative weights to the factors above nor did the Board deem any one factor or group of them to be controlling in and of themselves. Each member of the Board may have assigned different weights to the various factors.

Supplemental Information (Unaudited)

NAV is the price per Share at which a Fund issues and redeems Shares.  It is calculated in accordance with the standard formula for valuing mutual fund shares.  The “Market Price” of a Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated.  The Fund’s Market Price may be at, above or below its NAV. The NAV of a Fund will fluctuate with changes in the market value of the Fund’s holdings.  The Market Price of a Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.
Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated.  A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV.  A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.
Further information regarding premiums and discounts is available on the Funds’ website at www.globalxetfs.com

Notes

605 Third Avenue, 43rd Floor
New York, NY 10158
1-888-493-8631
www.globalxetfs.com

Investment Adviser and Administrator:
   Global X Management Company LLC
605 Third Avenue, 43rd Floor
New York, NY 10158

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Sub-Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Counsel for Global X Funds and the Independent Trustees:
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W.
Suite 700
Washington, DC 20006-1871

Custodian and Transfer Agent:
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Independent Registered Public Accounting Firm:
PricewaterhouseCoopers LLP
Two Commerce Square
Suite 1800
2001 Market Street
Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-003-1100

Item 2. Code of Ethics.

Not applicable for semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6. Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.  Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report.  In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)
Global X Funds

By (Signature and Title)
/s/ Luis Berruga
Luis Berruga
President

Date: July 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Luis Berruga
Luis Berruga
President

Date: July 7, 2022

By (Signature and Title)

/s/ John Belanger
John Belanger
Chief Financial Officer

Date: July 7, 2022